Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	FIRST HORIZON NATIONAL CORP
Entity Central Index Key	0000036966
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2.5
Entity Common Stock, Shares Outstanding		256,394,438

Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets:
Cash and due from banks (Restricted - $4.9 million on December 31, 2011 and $3.1 million on December 31, 2010) (Note 13)	$ 384,667		$ 344,384
Federal funds sold and securities purchased under agreements to resell	443,588		424,390
Total cash and cash equivalents (Restricted - $4.9 million on December 31, 2011 and $3.1 million on December 31, 2010)	828,255		768,774
Interest-bearing cash	452,856		517,739
Trading securities	988,217		769,750
Loans held for sale	413,897		375,289
Securities available for sale (Note 3)	3,066,272	[1]	3,031,930	[2]
Loans, net of unearned income (Restricted - $.6 billion on December 31, 2011 and $.8 billion on December 31, 2010) (Note 4)	16,397,127	[3],[4]	16,782,572	[3],[4]
Less: Allowance for loan losses (Restricted - $31.8 million on December 31, 2011 and $47.5 million on December 31, 2010) (Note 4)	384,351	[3],[4]	664,799	[3],[4]
Total net loans (Restricted - $.6 billion on December 31, 2011 and $.7 billion on December 31, 2010)	16,012,776		16,117,773
Mortgage servicing rights (Note 6)	144,069		207,319
Goodwill (Note 7)	133,659		162,180
Other intangible assets, net (Note 7)	26,243		32,881
Capital markets receivables	164,987		146,091
Premises and equipment, net (Note 5)	321,253		322,319
Real estate acquired by foreclosure	85,244		125,401
Other assets (Restricted - $13.4 million on December 31, 2011 and $19.7 million on December 31, 2010)	2,151,656		2,121,506
Total assets (Restricted - $.6 billion on December 31, 2011 and $.7 billion on December 31, 2010)	24,789,384		24,698,952
Deposits:
Savings	6,624,405		6,036,895
Time deposits	1,173,375		1,390,995
Other interest-bearing deposits	3,193,697		2,842,306
Certificates of deposit $100,000 and more	608,518		561,750
Interest-bearing	11,599,995		10,831,946
Noninterest-bearing (Restricted - $- on December 31, 2011 and $1.2 million on December 31, 2010)	4,613,014		4,376,285
Total deposits (Restricted - $- on December 31, 2011 and $1.2 million on December 31, 2010)	16,213,009		15,208,231
Federal funds purchased and securities sold under agreements to repurchase (Note 9)	1,887,052		2,114,908
Trading liabilities (Note 9)	347,285		361,920
Other short-term borrowings (Note 9)	172,550		180,735
Term borrowings (Restricted - $.6 billion on December 31, 2011 and $.8 billion on December 31, 2010) (Note 10)	2,481,660		3,228,070
Capital markets payables	164,708		65,506
Other liabilities (Restricted - $.1 million on December 31, 2011 and 2010)	838,483		861,577
Total liabilities (Restricted - $.6 billion on December 31, 2011 and $.8 billion on December 31, 2010)	22,104,747		22,020,947
First Horizon National Corporation Shareholders' Equity:
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 257,468,092 on December 31, 2011 and 263,366,429 on December 31, 2010)	160,918		164,604
Capital surplus	1,601,346		1,630,210
Capital surplus common stock warrant - CPP (Note 12)			83,860
Undivided profits	757,364		631,712
Accumulated other comprehensive loss, net (Note 15)	(130,156)		(127,546)
Total First Horizon National Corporation Shareholders' Equity	2,389,472		2,382,840
Noncontrolling interest (Note 12)	295,165		295,165
Total equity	2,684,637		2,678,005
Total liabilities and equity	$ 24,789,384		$ 24,698,952

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[3]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[4]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Consolidated Statements Of Condition (Parenthetical) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Condition [Abstract]
Restricted cash and due from banks	$ 4,900,000		$ 3,100,000
Restricted total cash and cash equivalents	4,900,000		3,100,000
Restricted loans	600,000,000		800,000,000
Restricted allowance for loan losses	31,800,000		47,500,000
Restricted net loans	600,000,000		700,000,000
Restricted other assets	13,400,000		19,700,000
Restricted total assets	600,000,000		700,000,000
Restricted noninterest-bearing deposits	0		1,200,000
Restricted total deposits	0		1,200,000
Restricted term borrowings	600,000,000		800,000,000
Restricted other liabilities	100,000		100,000
Restricted total liabilities	$ 600,000,000		$ 800,000,000
Common stock, par value	$ 0.625	[1]	$ 0.625	[1]
Common stock, shares authorized	400,000,000	[1]	400,000,000	[1]
Common stock, shares issued	257,468,092	[1]	263,366,429	[1]

[1]	Outstanding shares have been restated to reflect stock dividends distributed through January 1, 2011.

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 654,430	$ 697,934	$ 769,748
Interest on investment securities	118,106	114,325	141,853
Interest on loans held for sale	15,910	18,767	25,811
Interest on trading securities	43,191	46,384	53,162
Interest on other earning assets	800	2,876	2,365
Total interest income	832,437	880,286	992,939
Interest expense:
Savings	26,963	31,308	38,886
Time deposits	29,274	38,600	60,857
Other interest-bearing deposits	6,247	8,846	5,012
Certificates of deposit $100,000 and more	9,817	13,006	27,709
Interest on trading liabilities	14,958	18,090	20,869
Interest on short-term borrowings	5,838	7,435	12,955
Interest on term borrowings	38,508	32,163	50,183
Total interest expense	131,605	149,448	216,471
Net interest income	700,832	730,838	776,468
Provision for loan losses	44,000	270,000	880,000
Net interest income/(loss) after provision for loan losses	656,832	460,838	(103,532)
Noninterest income:
Capital markets	355,291	424,034	632,093
Deposit transactions and cash management	134,055	143,176	162,562
Mortgage banking	90,586	167,364	235,450
Trust services and investment management	24,952	25,674	26,171
Brokerage management fees and commissions	23,534	24,536	26,862
Insurance commissions	3,591	3,640	4,879
Debt securities gains/(losses), net	772	374
Equity securities gains/(losses), net	35,392	10,548	(1,178)
Losses on divestitures			(1,704)
All other income and commissions (Note 14)	117,838	133,379	149,262
Total noninterest income	786,011	932,725	1,234,397
Adjusted gross income after provision for loan losses	1,442,843	1,393,563	1,130,865
Noninterest expense:
Employee compensation, incentives, and benefits	610,225	672,007	755,167
Repurchase and foreclosure provision	159,590	189,830	147,772
Legal and professional fees	69,643	61,856	65,616
Occupancy	53,613	57,725	62,189
Operations services	50,347	59,148	61,964
Contract employment and outsourcing	41,896	28,480	36,024
Computer software	34,656	30,356	26,689
Equipment rentals, depreciation, and maintenance	32,914	28,387	33,798
FDIC premium expense	28,302	37,138	46,272
Foreclosed real estate	22,076	24,944	66,197
Communications and courier	19,100	22,132	26,496
Miscellaneous loan costs	4,664	12,363	23,046
Amortization of intangible assets	4,016	4,149	4,352
All other expense (Note 14)	161,953	113,295	181,231
Total noninterest expense	1,292,995	1,341,810	1,536,813
Income/(loss) before income taxes	149,848	51,753	(405,948)
Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)
Income/(loss) from continuing operations	134,012	72,935	(235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Net income/(loss) attributable to controlling interest	131,196	50,201	(269,837)
Preferred stock dividends		107,970	59,585
Net income/(loss) available to common shareholders	$ 131,196	$ (57,769)	$ (329,422)
Basic earnings/(loss) per share from continuing operations (Note 17)	$ 0.47	$ (0.2)	$ (1.31)
Diluted earnings/(loss) per share from continuing operations (Note 17)	$ 0.47	$ (0.2)	$ (1.31)
Basic earnings/(loss) per share available to common shareholders (Note 17)	$ 0.5	$ (0.25)	$ (1.41)
Diluted earnings/(loss) per share available to common shareholders (Note 17)	$ 0.5	$ (0.25)	$ (1.41)
Weighted average common shares (Note 17)	260,574	235,699	234,431
Diluted average common shares (Note 17)	262,861	235,699	234,431

Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified		Common Shares [Member]	Preferred Stock Capital Surplus [Member]	Capital Surplus [Member]	Capital Surplus-Warrants [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008		$ 128,302	$ 782,680	$ 1,048,602	$ 83,860	$ 1,387,854	$ (151,831)	$ 295,165	$ 3,574,632
Balance, shares at Dec. 31, 2008		205,283,000
Net income/(loss)						(269,837)		11,402	(258,435)
Unrealized fair value adjustments, net of tax:
Securities available for sale							22,614		22,614
Pension and postretirement plans:
Prior service cost arising during period							10,829		10,829
Net actuarial gain/(loss) arising during period	[1]						3,541		3,541	[2]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost							638		638
Comprehensive income/(loss)						(269,837)	37,622	11,402	(220,813)
Preferred stock - (CPP) accretion			16,005						16,005
Preferred stock - (CPP) dividends						(59,543)			(59,543)
Stock dividends declared		9,708		157,398		(167,106)
Stock dividends declared, shares		15,532,000
Common stock repurchased		(22)		(370)					(392)
Common stock repurchased, shares		(35,000)
Common stock issued for:
Stock options and restricted stock - equity awards		750		(249)					501
Stock options and restricted stock - equity awards, shares		1,200,000
Tax benefit reversals - stock-based compensation plans				(5,701)					(5,701)
Stock-based compensation expense				8,969					8,969
Dividends declared - noncontrolling interest of subsidiary preferred stock								(11,402)	(11,402)
Other changes in equity						212			212
Balance at Dec. 31, 2009		138,738	798,685	1,208,649	83,860	891,580	(114,209)	295,165	3,302,468
Balance, shares at Dec. 31, 2009		221,980,000
Adjustment to reflect adoption of amendments to ASC 810 at Dec. 31, 2009						(10,562)			(10,562)
Net income/(loss)						50,201		11,402	61,603
Unrealized fair value adjustments, net of tax:
Securities available for sale							(19,559)		(19,559)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period							(3,425)		(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost							9,647		9,647
Comprehensive income/(loss)						50,201	(13,337)	11,402	48,266
Preferred stock - (CPP) accretion			67,855						67,855
Preferred stock - (CPP) dividends						(115,635)			(115,635)
Repayment of preferred equity - CPP			(866,540)						(866,540)
Stock dividends declared		8,852		170,227		(179,079)
Stock dividends declared, shares		14,164,000
Common stock repurchased		(74)		(1,271)					(1,345)
Common stock repurchased, shares		(119,000)
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs)		16,448		246,655					263,103
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs), shares		26,316,000
Common stock issued for:
Stock options and restricted stock - equity awards		640		(460)					180
Stock options and restricted stock - equity awards, shares		1,025,000
Tax benefit reversals - stock-based compensation plans				(5,577)					(5,577)
Stock-based compensation expense				11,987					11,987
Dividends declared - noncontrolling interest of subsidiary preferred stock								(11,402)	(11,402)
Other changes in equity						(4,793)			(4,793)
Balance at Dec. 31, 2010		164,604		1,630,210	83,860	631,712	(127,546)	295,165	2,678,005
Balance, shares at Dec. 31, 2010		263,366,000							778,500
Beginning balance, as adjusted at Dec. 31, 2010		138,738	798,685	1,208,649	83,860	881,018	(114,209)	295,165	3,291,906
Beginning balance, shares, as adjusted at Dec. 31, 2010		221,980,000
Net income/(loss)						131,196		11,434	142,630
Unrealized fair value adjustments, net of tax:
Securities available for sale							21,703		21,703
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period							(37,616)		(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost							13,303		13,303
Comprehensive income/(loss)						131,196	(2,610)	11,434	140,020
Common stock warrants repurchased - CPP				4,160	(83,860)				(79,700)
Dividends declared						(10,324)			(10,324)
Common stock repurchased	[3]	(3,925)		(41,186)					(45,111)
Common stock repurchased, shares	[3]	(6,281,000)
Common stock issued for:
Stock options and restricted stock - equity awards		239		(240)					(1)
Stock options and restricted stock - equity awards, shares		383,000
Tax benefit reversals - stock-based compensation plans				(5,771)					(5,771)
Stock-based compensation expense				14,173					14,173
Dividends declared - noncontrolling interest of subsidiary preferred stock								(11,434)	(11,434)
Other changes in equity						4,780			4,780
Balance at Dec. 31, 2011		$ 160,918		$ 1,601,346		$ 757,364	$ (130,156)	$ 295,165	$ 2,684,637
Balance, shares at Dec. 31, 2011		257,468,000							792,607

[1]	Includes a positive, after-tax effect of $18.3 million due to a curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.
[2]	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.
[3]	Includes $44 million repurchased in fourth quarter under the share repurchase program.

Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common stock issuance, shares	257,468,092	[1]	263,366,429	[1]
Net actuarial gain/(loss) arising during period due to a curtailment					$ 18,300,000
Cash dividends declared per share	$ 0.04
Common stock repurchased	$ 45,111,000	[2]	$ 1,345,000		$ 392,000
Common Shares [Member]
Common stock issuance, shares			26,300,000
Common stock issuance price net of offering costs			$ 10.5

[1]	Outstanding shares have been restated to reflect stock dividends distributed through January 1, 2011.
[2]	Includes $44 million repurchased in fourth quarter under the share repurchase program.

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities
Net income/(loss)	$ 142,630,000		$ 61,603,000		$ (258,435,000)
Adjustments to reconcile net income/(loss) to net cash used by operating activities:
Provision for loan losses	44,000,000		270,000,000		880,000,000
Provision/(benefit) for deferred income tax	36,035,000		233,513,000		(173,900,000)
Depreciation and amortization of premises and equipment	34,624,000		31,121,000		32,538,000
Amortization of intangible assets	4,380,000		5,526,000		6,017,000
Net other amortization and accretion	50,317,000		45,853,000		42,852,000
Decrease in derivatives, net	5,145,000		1,007,000		186,902,000
Market value adjustment on mortgage servicing rights	41,260,000		31,146,000		(67,813,000)
Repurchase and foreclosure provision	159,590,000		189,830,000		147,772,000
Fair value adjustment to foreclosed real estate	18,358,000		18,097,000		39,879,000
Goodwill impairment	10,100,000		3,348,000		16,591,000
Impairment of other intangible assets					341,000	[1],[2],[3]
Loss accruals from litigation and regulatory matters	41,279,000	[4]	2,398,000	[4]	3,466,000	[4]
(Gains)/losses on divestitures (a)	(10,143,000)	[5]			9,183,000	[5]
Stock-based compensation expense	14,173,000		11,987,000		8,969,000
Excess tax provision from stock-based compensation arrangements	5,771,000		5,577,000		5,701,000
Equity securities (gains)/losses, net	(35,392,000)		(10,548,000)		1,178,000
Debt securities gains, net	(772,000)		(374,000)
Gains on extinguishment of debt	(5,761,000)		(17,060,000)		(16,412,000)
Net losses on disposal of fixed assets	1,581,000		3,015,000		8,749,000
Net (increase)/decrease in:
Trading securities	(226,361,000)		(85,408,000)		181,872,000
Loans held for sale	(38,608,000)		77,212,000		114,153,000
Capital markets receivables	(18,896,000)		188,313,000		844,528,000
Interest receivable	5,449,000		8,576,000		15,061,000
Mortgage servicing rights - bulk sales			24,558,000		87,273,000
Other assets	(57,588,000)		1,258,000		(236,516,000)
Net increase/(decrease) in:
Capital markets payables	99,202,000		(227,469,000)		(822,453,000)
Interest payable	(7,945,000)		(6,741,000)		(31,144,000)
Other liabilities	(253,820,000)		(166,797,000)		(175,965,000)
Trading liabilities	(14,635,000)		68,533,000		(66,115,000)
Total adjustments	(98,657,000)		706,471,000		1,042,707,000
Net cash provided by operating activities	43,973,000		768,074,000		784,272,000
Investing Activities
Sales	495,095,000		528,767,000		18,943,000
Maturities	810,833,000		1,064,905,000		740,452,000
Purchases	(1,276,125,000)		(1,954,858,000)		(287,464,000)
Premises and equipment:
Purchases	(35,408,000)		(42,631,000)		(21,180,000)
Net (increase)/decrease in:
Loans	75,350,000		993,700,000		2,259,477,000
Interests retained from securitizations classified as trading securities	7,894,000		10,783,000		63,994,000
Interest-bearing cash	64,883,000		21,561,000		(331,508,000)
Cash receipts related to divestitures	24,467,000				803,000
Net cash provided by investing activities	166,989,000		622,227,000		2,443,517,000
Financing Activities
Exercise of stock options			93,000		3,000
Cash dividends paid	(7,944,000)
Repurchase of shares	(45,111,000)		(1,345,000)		(392,000)
Issuance of common shares			263,103,000
Repurchase of common stock warrant - CPP	(79,700,000)
Excess tax provision from stock-based compensation arrangements	(5,771,000)		(5,577,000)		(5,701,000)
Repayment of preferred equity - CPP			(866,540,000)
Cash dividends paid - preferred stock - CPP			(47,780,000)		(43,447,000)
Cash dividends paid - preferred stock - noncontrolling interest	(11,375,000)		(11,406,000)		(12,741,000)
Term borrowings:
Issuance	15,301,000		496,345,000
Payments/maturities	(695,936,000)		(288,260,000)		(1,600,613,000)
Increases in restricted term borrowings	10,318,000		8,537,000
Net cash paid for extinguishment of debt	(100,000,000)		(87,840,000)		(201,858,000)
Net increase/(decrease) in:
Deposits	1,004,778,000		341,016,000		625,432,000
Short-term borrowings	(236,041,000)		(1,340,468,000)		(2,394,657,000)
Net cash used by financing activities	(151,481,000)		(1,540,122,000)		(3,633,974,000)
Net increase/(decrease) in cash and cash equivalents	59,481,000		(149,821,000)		(406,185,000)
Cash and cash equivalents at beginning of period	768,774,000		918,595,000		1,324,780,000
Cash and cash equivalents at end of period	828,255,000		768,774,000		918,595,000
Supplemental Disclosures
Total interest paid	138,925,000		155,493,000		246,832,000
Total taxes paid	16,399,000		2,100,000		109,242,000
Transfer from loans to other real estate owned	63,932,000		180,506,000		217,733,000
After-tax gains on divestitures	$ 9,900,000

[1]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
[2]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[3]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[4]	2011 includes a $36.7 million litigation settlement. See Note 18 - Contingencies and Other Disclosures.
[5]	After-tax gains on divestiture are $9.9 million for 2011. See Note 2 - Acquisitions and Divestitures for further details related to divestitures.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 ❑ Summary of Significant Accounting Policies

Basis of Accounting. The consolidated financial statements of First Horizon National Corporation ("FHN"), including its subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America and follow general practices within the industries in which it operates. This preparation requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the financial statements and could differ from actual results.

Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of FHN and other entities in which it has a controlling financial interest. Variable Interest Entities ("VIEs") for which FHN or a subsidiary has been determined to be the primary beneficiary are also consolidated. The assets and liabilities of FHN's consolidated residential mortgage securitization trusts have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of Accounting Standards Codification ("ASC") 810, as amended, due to the assets being pledged to settle the trusts' obligations and the trusts' security holders having no recourse to FHN. Affiliates for which FHN is not considered the primary beneficiary and that FHN does not have a controlling financial interest in are accounted for by the equity method. These investments are included in other assets, and FHN's proportionate share of income or loss is included in noninterest income. All significant intercompany transactions and balances have been eliminated. For purposes of comparability, certain prior period amounts have been reclassified to conform to current year presentation. Business combinations accounted for as purchases are included in the financial statements from the respective dates of acquisition.

Revenue Recognition. FHN derives a significant portion of its revenues from fee-based services. Noninterest income from transaction-based fees is generally recognized when the transactions are completed. Noninterest income from service-based fees is generally recognized over the period in which FHN provides the service.

Deposit Transactions and Cash Management. Deposit transactions include services related to retail and commercial deposit products (such as service charges on checking accounts), cash management products and services such as electronic transaction processing (Automated Clearing House and Electronic Data Interchange), account reconciliation services, cash vault services, lockbox processing, and information reporting to large corporate clients.

Insurance Commissions. Insurance commissions are derived from the sale of insurance products, including acting as an independent agent to provide life, long-term care, and disability insurance.

Trust Services and Investment Management. Trust services and investment management fees include investment management, personal trust, employee benefits, and custodial trust services.

Brokerage Management Fees and Commissions. Brokerage management fees and commissions include fees for portfolio management, trade commissions, and annuity and mutual fund sales.

Statements of Cash Flows. For purposes of these statements, cash and due from banks, federal funds sold, and securities purchased under agreements to resell are considered cash and cash equivalents. Federal funds are usually sold for one-day periods, and securities purchased under agreements to resell are short-term, highly liquid investments.

Trading Activities. Securities purchased in connection with underwriting or dealer activities (long positions) are carried at fair market value as trading securities. Gains and losses, both realized and unrealized, on these securities are reflected in capital markets noninterest income. Trading liabilities include securities that FHN has sold to other parties but does not own (short positions). FHN is obligated to purchase securities at a future date to cover the short positions. Assets and liabilities for unsettled trades are recorded on the Consolidated Statements of Condition as "Capital markets receivables" or "Capital markets payables." Retained interests from securitizations in the form of excess interest, interest-only and principal-only strips from sales and securitizations of first lien mortgages are recognized at fair value as trading securities with gains and losses, both realized and unrealized, recognized in mortgage banking income. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches, and interest-only strips are interest cash flow tranches. Cash receipts and payments are classified in investing activities on the Consolidated Statements of Cash Flows based on the purpose for which such financial assets were retained.

Investment Securities. Investment securities are reviewed quarterly for possible other-than-temporary impairment ("OTTI"). The review includes an analysis of the facts and circumstances of each individual investment such as the degree of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the creditworthiness of the issuer and FHN's intent and ability to hold the security. Securities that may be sold prior to maturity and equity securities are classified as securities available-for-sale and are carried at fair value. The unrealized gains and losses on securities available for sale, including debt securities for which no credit impairment exists, are excluded from earnings and are reported, net of tax, as a component of other comprehensive income within shareholders' equity. Venture capital investments are classified as securities available-for-sale and are carried at fair value with unrealized gains and losses recognized in noninterest income.

Realized gains and losses for investment securities are determined by the specific identification method and reported in noninterest income. Declines in value judged to be other-than-temporary based on FHN's analysis of the facts and circumstances related to an individual investment, including securities that FHN has the intent to sell, are also determined by the specific identification method, and reported in noninterest income. For impaired debt securities that FHN does not intend to sell and will not be required to sell prior to recovery but for which credit losses exist, the other-than-temporary impairment recognized is separated between the total impairment related to credit losses which is reported in noninterest income, and the impairment related to all other factors which is excluded from earnings and reported, net of tax, as a component of other comprehensive income within shareholders' equity.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements. FHN enters into short-term purchases of securities under agreements to resell which are accounted for as collateralized financings except where FHN does not have an agreement to sell the same or substantially the same securities before maturity at a fixed or determinable price. As of December 31, 2011 and 2010, and for the three years ended December 31, 2011, all of FHN's securities purchased under agreements to resell were recognized as collateralized financings. Securities delivered under these transactions are delivered to either the dealer custody account at the Federal Reserve Bank ("FRB") or to the applicable counterparty. Securities sold under agreements to repurchase are offered to cash management customers as an automated, collateralized investment account. Securities sold are also used by the retail/commercial bank to obtain favorable borrowing rates on its purchased funds.

Collateral is valued daily and FHN may require counterparties to deposit additional securities or cash as collateral, or FHN may return cash or securities previously pledged by counterparties, or FHN may be required to post additional securities or cash as collateral, based on the contractual requirements for these transactions.

FHN's capital markets business utilizes securities borrowing arrangements as part of its trading operations. Securities borrowing transactions generally require FHN to deposit cash with the securities lender. The amount of cash advanced is recorded within Federal funds sold and securities purchased under agreements to resell in the Consolidated Statements of Condition. These transactions are not considered purchases and the securities borrowed are not recognized by FHN. FHN does not conduct securities lending transactions.

Loans Held-for-Sale and Securitization and Residual Interests. Prior to fourth quarter 2008, FHN originated first lien mortgage loans ("the warehouse") for the purpose of selling them in the secondary market, through sales to agencies for securitization, proprietary securitizations, and to a lesser extent through other whole loan sales. In addition, FHN sold certain of the second lien mortgages and home equity lines of credit ("HELOC") it produced in the secondary market through securitizations and whole loan sales through third quarter 2007. For periods ending prior to January 1, 2010, loan securitizations involved the transfer of the loans to qualifying special purpose entities ("QSPE") that were not subject to consolidation in accordance with ASC 860, "Transfers and Servicing" and in accordance with accounting rules at the time of such securitizations. Upon adoption of Accounting Standards Updates ("ASU") 2009-16 and ASU 2009-17 on January 1, 2010, FHN re-evaluated all securitization trusts to which FHN had previously transferred loans for consolidation under ASC 810's revised consolidation criteria. The majority of the mortgage securitization trusts to which FHN transferred loans remains unconsolidated as FHN is deemed not to be the primary beneficiary based on the interests it retained in the trusts. Under ASC 810, as amended, continual reconsideration of conclusions reached regarding which interest holder is the primary beneficiary of a trust is required. See Note 24 – Variable Interest Entities for additional information regarding FHN's consolidated and nonconsolidated mortgage securitization trusts.

Loans originated or purchased for resale are included in loans held-for-sale in the Consolidated Statements of Condition. FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes. Such loans are carried at fair value, with changes in the fair value of these loans recognized in the mortgage banking noninterest income section of the Consolidated Statements of Income. For mortgage loans originated for sale for which the fair value option is elected, loan origination fees are recorded by FHN when earned and related direct loan origination costs are recognized when incurred. See Note 22 – Fair Value of Assets and Liabilities for additional information.

FHN accounts for all mortgage loans held-for-sale which were originated prior to 2008 and for mortgage loans held-for-sale for which fair value accounting was not elected at the lower of cost or market value ("LOCOM"). For such loans, net origination fees and costs were deferred and included in the basis of the loans in calculating gains and losses upon sale. The value accreted during the time that the loan was a locked commitment was also included in the basis of first lien mortgage loans. Gains and losses realized from the sale of these assets were included in noninterest income.

Mortgage loans insured by the Federal Housing Administration ("FHA") and mortgage loans guaranteed by the Veterans Administration ("VA") were generally securitized through the Government National Mortgage Association ("GNMA"). Generally, conforming conventional loans were securitized through government- sponsored enterprises ("GSE") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, FHN has completed proprietary securitizations of nonconforming first lien and second lien mortgages and HELOC, which do not conform to the requirements for sale or securitization through government agencies or GSE. Most of these securitizations are accounted for as sales; those that do not qualify for sale treatment are accounted for as consolidated VIE's or financing arrangements.

Interests retained from loan sales, including agency securitizations, include MSR and excess interest. Interests retained from proprietary securitizations include MSR and various financial assets which are included in trading securities. All retained interests, including MSR, are carried at fair value. FHN no longer retains financial interests in loans it transfers to third parties.

Loans. Loans are stated at principal amounts outstanding, net of unearned income. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on a straight-line basis over the commitment period. As required by ASC 310, FHN segregates the loan portfolio into segments and then further disaggregates the portfolio into classes for certain disclosures. See Note 4 – Loans for a discussion of FHN's loan portfolio segments and classes.

For all portfolio segments and classes, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive principal and interest payments, but there are atypical loan structures or other borrower-specific issues. For commercial loans within each portfolio segment and class placed on nonaccrual status, accrued but uncollected interest is reversed and charged against interest income when the loan is placed on nonaccrual status. For retail loans within each portfolio segment and class, accrued but uncollected interest is reversed when the loan is fully or partially charged off. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to recover the principal balance and accrued interest. For all portfolio segments and classes, interest payments received on nonaccrual and impaired loans are normally applied to principal. Once all principal has been received, additional interest payments are recognized on a cash basis as interest income.

For all commercial loan portfolio segments and retail loan portfolio segments, all losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. For consumer loans secured by real estate, a collateral position is assessed prior to the asset becoming 180 days delinquent. If the value does not support foreclosure, balances are charged-off and other avenues of recovery are pursued. If the value supports foreclosure, the loan is charged-down to net realizable value and is placed on nonaccrual status.

Commercial loans within each portfolio segment and class that have been placed on nonaccrual status can be returned to accrual status if all principal and interest is current and FHN expects full repayment of the remaining contractual principal and interest, or the asset becomes well-secured and is in the process of collection. Also, loans for which all contractual amounts can reasonably be expected to be repaid (including arrearages) within a prudent period, and repayment has been in accordance with the contractual terms for a sustained period can also be returned to accrual status. Larger commercial loan balances (outstanding balances greater than $1 million) that are being returned to accrual status are subject to review by the Credit Risk Assurance Department.

Impaired loans include nonaccrual commercial loans greater than $1 million and modified consumer and commercial loans that have been classified as a troubled debt restructuring ("TDR") and are individually measured for impairment under the guidance of ASC 310. See Note 4 – Loans for a discussion of methodologies utilized by FHN to measure impairment.

Allowance for Loan Losses. The allowance for loan losses is maintained at a level that management determines is sufficient to absorb estimated probable incurred losses in the loan portfolio. The allowance for loan losses is increased by the provision for loan losses and loan recoveries and is decreased by charged- off loans. Reserves are determined in accordance with the ASC Contingencies Topic ("ASC 450-20") and are composed of reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail and commercial loans. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics. Additionally, the ALLL includes specific reserves for loans determined by management to be individually impaired. Reserves for individually impaired loans are established in accordance with the ASC Receivables Topic ("ASC 310-10"). Management uses analytical models based on loss experience subject to adjustment to reflect current events, trends, and conditions (including economic considerations and trends) to assess the adequacy of the ALLL as of the end of each reporting period. The nature of the process by which FHN determines the appropriate ALLL requires the exercise of considerable judgment. See Note 4 – Loans for a discussion of FHN's ALLL methodology and a description of the models utilized in the estimation process for the commercial and consumer loan portfolios.

Key components of the estimation process are as follows: (1) commercial loans determined by management to be individually impaired loans are evaluated individually and specific reserves are determined based on the difference between the outstanding loan amount and the estimated net realizable value of the collateral (if collateral dependent) or the present value of expected future cash flows; (2) individual commercial loans not considered to be individually impaired are segmented based on similar credit risk characteristics and evaluated on a pool basis; (3) reserve rates for the commercial segment are calculated based on historical net charge-offs and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); (4) management's estimate of probable incurred losses reflects the reserve rate applied against the balance of loans in the commercial segment of the loan portfolio; (5) retail loans are segmented based on loan type; (6) reserve amounts for each retail portfolio segment are calculated using analytical models based on net loss experience and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); and (7) the reserve amount for each retail portfolio segment reflects management's estimate of probable incurred losses in the retail segment of the loan portfolio.

Impairment related to individually impaired loans is measured based on the present value of expected future payments discounted at the loan's effective interest rate ("the DCF method"), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the allowance for loan and lease losses; however, for impaired collateral-dependent loans FHN generally charges off the full difference between the book value and the estimated net realizable value. This is applicable for all portfolio segments and classes of commercial loans. For impaired assets viewed as collateral dependent, fair value estimates are obtained from a recently received and reviewed appraisal. Appraised values are adjusted down for costs associated with asset disposal and for the estimates of any further deterioration in values since the most recent appraisal.

Future adjustments to the ALLL and methodology may be necessary if economic or other conditions differ substantially from the assumptions used in making the estimates or, if required by regulators, based upon information at the time of their examinations. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels vary from previous estimates.

Additions to the ALLL are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

Premises and Equipment. Premises and equipment are carried at cost less accumulated depreciation and amortization and include additions that materially extend the useful lives of existing premises and equipment. All other maintenance and repair expenditures are expensed as incurred. Gains and losses on dispositions are reflected in noninterest income and expense.

Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the assets and are recorded as noninterest expense. Leasehold improvements are amortized over the lesser of the lease periods or the estimated useful lives using the straight-line method. Useful lives utilized in determining depreciation for furniture, fixtures and equipment and buildings are three to fifteen and seven to forty-five years, respectively.

Real Estate Acquired by Foreclosure. Properties acquired by foreclosure in compliance with HUD servicing guidelines are included in "Real estate acquired by foreclosure" and are carried at the estimated amount of the underlying government insurance or guarantee. On December 31, 2011, FHN had $16.4 million in these foreclosed properties. All other real estate acquired by foreclosure consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Losses arising at foreclosure are charged to the appropriate reserve.

Required developmental costs associated with foreclosed property under construction are capitalized and included in determining the estimated net realizable value of the property, which is reviewed periodically, and any write-downs are charged against current earnings.

Intangible Assets. Intangible assets consist of "Other intangible assets" and "Goodwill." The "Other intangible assets" represents identified intangible assets, including customer lists, acquired contracts, covenants not to compete and premium on purchased deposits, which are amortized over their estimated useful lives, except for those assets related to deposit bases that are primarily amortized over 10 years. Management evaluates whether events or circumstances have occurred that indicate the remaining useful life or carrying value of amortizing intangibles should be revised. Goodwill represents the excess of cost over net assets of acquired subsidiaries less identifiable intangible assets. On an annual basis, FHN tests goodwill for impairment.

Derivative Financial Instruments. FHN accounts for derivative financial instruments in accordance with ASC 815 which requires recognition of all derivative instruments on the balance sheet as either an asset or liability measured at fair value through adjustments to either accumulated other comprehensive income within shareholders' equity or current earnings. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies.

FHN prepares written hedge documentation, identifying the risk management objective and designating the derivative instrument as a fair value hedge, cash flow hedge or free-standing derivative instrument entered into as an economic hedge or to meet customers' needs. All transactions designated as ASC 815 hedges must be assessed at inception and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair value or cash flows of the hedged item. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For free-standing derivative instruments, changes in fair values are recognized currently in earnings. See Note 25 – Derivatives and Off-Balance Sheet Arrangements for additional information.

Cash flows from derivative contracts are reported as operating activities on the Consolidated Statements of Cash Flows.

Advertising and Public Relations. Advertising and public relations costs are generally expensed as incurred.

Income Taxes. FHN accounts for income taxes using the liability method pursuant to ASC 740, "Income Taxes." Under this method, FHN's deferred tax assets and liabilities are determined by applying the applicable federal and state income tax rates to its cumulative temporary differences. These temporary differences represent differences between financial statement carrying amounts and the corresponding tax bases of certain assets and liabilities. Deferred taxes are provided as a result of such temporary differences.

FHN and its eligible subsidiaries are included in a consolidated federal income tax return. FHN files separate returns for subsidiaries that are not eligible to be included in a consolidated federal income tax return. Based on the laws of the applicable state where it conducts business operations, FHN either files consolidated, combined, or separate returns. With few exceptions, FHN is no longer subject to U.S. federal or state and local tax examinations by tax authorities for years before 2006. The Internal Revenue Service ("IRS") is currently examining tax years 2006 - 2009. All proposed adjustments with respect to examinations of federal returns filed for 2005 and prior years have been settled. FHN is also currently under audit in several states.

Earnings per Share. Earnings per share is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for each period. Diluted earnings per share in net income periods is computed by dividing net income available to common shareholders by the weighted average number of common shares adjusted to include the number of additional common shares that would have been outstanding if the potential dilutive common shares resulting from options granted under FHN's stock option plans and deferred compensation arrangements had been issued. FHN utilizes the treasury stock method in this calculation. Diluted earnings per share does not reflect an adjustment for potentially dilutive shares in periods in which a net loss available to common shareholders exists.

Equity Compensation. FHN accounts for its employee stock-based compensation plans using the grant date fair value of an award to determine the expense to be recognized over the life of the award. For awards with service vesting criteria, expense is recognized using the straight-line method over the requisite service period (generally the vesting period) and is adjusted for anticipated forfeitures. For awards vesting based on a performance measure, anticipated performance is projected to determine the number of awards expected to vest, and the corresponding aggregate expense is adjusted to reflect the elapsed portion of the performance period. The fair value of equity awards with cash payout requirements, as well as awards for which fair value cannot be estimated at grant date, is remeasured each reporting period through vesting date. Awards are amortized using the nonsubstantive vesting methodology which requires that expense associated with awards having only service vesting criteria that continue vesting after retirement be recognized over a period ending no later than an employee's retirement eligibility date.

Repurchase and Foreclosure Provision. The repurchase and foreclosure provision is the charge to earnings necessary to maintain the liability at a level that reflects management's best estimate of losses associated with the repurchase of loans previously transferred in whole loans sales or securitizations as of the balance sheet date. See Note 18 – Contingencies and Other Disclosures for discussion related to FHN's obligations to repurchase such loans.

Legal Costs. Generally, legal costs are expensed as incurred.

Contingency Accruals. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. FHN establishes loss contingency liabilities for matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range. Expected recoveries from insurance and indemnification arrangements are recognized if they are considered equally as probable and reasonably estimable as the related loss contingency up to the recognized amount of the estimated loss. Gain contingencies and expected recoveries from insurance and indemnification arrangements in excess of the associated recorded estimated losses are recognized when received. Recognized recoveries are recorded as offsets to the related expense in the consolidated statements of income. The resolution of gain contingencies generally results in the recognition of other income in the consolidated statements of income.

Summary of Accounting Changes. Effective July 1, 2011, FHN adopted the provisions of FASB Accounting Standards Update 2011-02, "A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"). ASU 2011-02 provides that a situation in which a market rate is not readily available is an indicator of a troubled debt restructuring, but not a determinative factor, and that an assessment should consider all modified terms of the restructuring when making a final determination regarding a troubled debt restructuring designation. ASU 2011-02 also provides that a modification that results in a temporary or permanent increase to the contractual interest rate cannot be presumed to be a rate that is at or above market. ASU 2011-02 explicitly precludes creditors from using the borrower's effective rate test in FASB Accounting Standards Codification 470-60, "Debt – Troubled Debt Restructurings by Debtors" ("ASC 470-60") in its evaluation of whether a modification was executed at a market rate. Under the provisions of ASU 2011-02, a borrower that is not currently in default may still be considered to be experiencing financial difficulty when default is probable in the foreseeable future. ASU 2011-02 provides factors that an entity should consider when determining whether a delay in the amount of payments is significant, as insignificant delays in cash flows would not be considered a concession to a borrower under its provisions. Retrospective application to the beginning of the annual period of adoption is required for identification and disclosure purposes, with prospective application for impairment purposes. Disclosure of the total amount of loans and the associated reserves related to those loans that are considered impaired under ASC 310, "Receivables", as a result of the clarification in guidance is required upon initial application. FHN had previously modified its troubled debt restructuring review process and was already in compliance with the provisions of ASU 2011-02. Therefore, the provisions of ASU 2011-02 had no material effect on FHN's statement of condition, results of operations, cash flows, or required disclosures.

Effective July 1, 2011, FHN adopted the remaining provisions of FASB Accounting Standards Update 2010-20, "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"), related to the enhanced disclosure requirements for modifications of financing receivables. FHN previously adopted the provisions of ASU 2010-20 for certain disclosures about activity that occurs during a reporting period effective January 1, 2011. Additionally, effective December 31, 2010, FHN adopted the provisions of ASU 2010-20 related to disclosures as of the end of a reporting period, and the amendments to the rollforward of the allowance for credit losses. ASU 2010-20 provides enhanced disclosures related to the credit quality of financing receivables and the allowance for credit losses, and provides that new and existing disclosures should be disaggregated based on how an entity develops its allowance for credit losses and how it manages credit exposures. Under the provisions of ASU 2010-20, additional disclosures required for financing receivables include information regarding the aging of past due receivables, credit quality indicators, and modifications of financing receivables. Comparative disclosures are required only for periods ending subsequent to initial adoption. Upon adoption of the provisions of ASU 2010-20 on September 30, 2011, January 1, 2011, and December 31, 2010, respectively, FHN revised its disclosures accordingly.

Effective January 1, 2011, FHN adopted the provisions of FASB ASU 2010-06, "Improving Disclosures about Fair Value Measurements", related to the requirement to provide the activity of purchases, sales, issuances, and settlements related to recurring Level 3 measurements on a gross basis in the Level 3 reconciliation. Effective January 1, 2010, FHN adopted all other provisions of ASU 2010-06. ASU 2010-06 updates FASB ASC 820, "Fair Value Measurements and Disclosures" to require disclosure of significant transfers into and out of Level 1 and Level 2 of the fair value hierarchy, as well as disclosure of an entity's policy for determining when transfers between all levels of the hierarchy are recognized. The updated provisions of ASC 820 also require that fair value measurement disclosures be provided by each "class" of assets and liabilities, and that disclosures providing a description of the valuation techniques and inputs used to measure fair value be included for both recurring and nonrecurring fair value measurements classified as either Level 2 or Level 3. Under ASC 820, as amended, separate disclosure is required in the Level 3 reconciliation of total gains and losses recognized in other comprehensive income. Comparative disclosures are required only for periods ending subsequent to initial adoption. Upon adoption of the amendments to ASC 820 on January 1, 2011, and January 1, 2010, respectively, FHN revised its disclosures accordingly.

Effective January 1, 2010, FHN adopted the provisions of FASB Accounting Standards Update 2009-16, "Accounting for Transfers of Financial Assets" ("ASU 2009-16"). ASU 2009-16 updates ASC 860 to provide for the removal of the QSPE concept from GAAP, resulting in the evaluation of all former QSPEs for consolidation in accordance with ASC 810 on and after the effective date of the amendments. The amendments to ASC 860 modify the criteria for achieving sale accounting for transfers of financial assets and define the term participating interest to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. The updated provisions of ASC 860 also provide that a transferor should recognize and initially measure at fair value all assets obtained (including a transferor's beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale. Upon adoption of the amendments to ASC 860, FHN applied the amended disclosure requirements to transfers that occurred both before and after the effective date of the Codification update, with comparative disclosures included only for periods subsequent to initial adoption for those disclosures not previously required. The adoption of the Codification update to ASC 860 had no material effect on FHN's statement of condition, results of operations, or cash flows.

Effective January 1, 2010, FHN adopted the provisions of Accounting Standards Update 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17"). ASU 2009-17 amends ASC 810 to revise the criteria for determining the primary beneficiary of a VIE by replacing the quantitative-based risks and rewards test previously required with a qualitative analysis. While ASC 810, as amended, retains the previous guidance in ASC 810 which requires a reassessment of whether an entity is a VIE only when certain triggering events occur, it adds an additional criterion which triggers a reassessment of an entity's status when an event occurs such that the holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity's economic performance. Additionally, the amendments to ASC 810 require continual reconsideration of conclusions regarding which interest holder is the VIE's primary beneficiary. Under ASC 810, as amended, separate presentation is required on the face of the balance sheet of the assets of a consolidated VIE that can only be used to settle the VIE's obligations and the liabilities of a consolidated VIE for which creditors or beneficial interest holders have no recourse to the general credit of the primary beneficiary. ASC 810, as amended, also requires enhanced disclosures which are generally consistent with, and supersede, the disclosures previously required by the Codification update to ASC 810 and ASC 860 which was effective for periods ending after December 15, 2008. Comparative disclosures are required only for periods subsequent to initial adoption for those disclosures not required under such previous guidance.

Upon adoption of the amendments to ASC 810, FHN re-evaluated all former QSPEs and entities already subject to ASC 810 under the revised consolidation methodology. Based on such re-evaluation, consumer loans with an aggregate unpaid principal balance of $245.2 million were prospectively consolidated as of January 1, 2010, along with secured borrowings of $236.3 million, as the retention of mortgage servicing rights ("MSR") and other retained interests, including residual interests and subordinated bonds, resulted in FHN being considered the related trusts' primary beneficiary under the qualitative analysis required by ASC 810, as amended. MSR and trading assets held in relation to the newly consolidated trusts were removed from the mortgage servicing rights and trading securities sections of the Consolidated Statements of Condition, respectively, upon adoption of the amendments to ASC 810.

As the assets of FHN's consolidated residential mortgage securitization trusts are pledged to settle the obligations due to the holders of the trusts' securities and since the security holders have no recourse to FHN, the asset and liability balances have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of ASC 810, as amended. Since FHN determined that calculation of carrying values was not practicable, the unpaid principal balance measurement methodology was used upon adoption, with the allowance for loan losses ("ALLL") related to the newly consolidated loans determined using FHN's standard practices. FHN recognized a reduction to the opening balance of undivided profits of approximately $10.6 million for the cumulative effect of adopting the amendments to ASC 810, including the effect of the recognition of an adjustment to the ALLL of approximately $24.6 million ($15.6 million net of tax) in relation to the newly consolidated loans. Further, upon adoption of the amendments to ASC 810, the deconsolidation of certain small issuer trust preferred trusts for which First Tennessee Bank National Association ("FTBNA") holds the majority of the mandatorily redeemable preferred capital securities (trust preferreds) issued but is not considered the primary beneficiary under the qualitative analysis required by ASC 810, as amended, resulted in reduction of loans net of unearned income and term borrowings on the Consolidated Statements of Condition by $30.5 million.

Accounting Changes Issued but Not Currently Effective. In December 2011, the FASB issued Accounting Standards Update 2011-11, "Balance Sheet: Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 creates new disclosure requirements about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. ASU 2011-11 requires entities to disclose both gross and net information about both instruments/transactions eligible for offset in the balance sheet and instruments/transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives, sale and repurchase agreements/reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The provisions of ASU 2011-11 are effective for periods beginning after January 1, 2013, with retrospective application to all periods presented in the financial statements required. FHN is currently assessing the effects of adopting the provisions of ASU 2011-11.

In September 2011, the FASB issued Accounting Standards Update 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"). ASU 2011-08 provides that an entity may first perform a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, when determining whether it is necessary to perform the current two-step goodwill impairment test discussed in FASB Accounting Standards Codification 350, "Intangibles – Goodwill and Other" ("ASC 350"). Thus, if an entity concludes from its qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it must perform the two-step test. ASU 2011-08 provides examples of events and circumstances that should be considered in an evaluation of whether it is more likely than not that the fair value of an entity's reporting unit is less than its carrying amount. The new qualitative indicators replace the guidance currently provided in ASC 350 which is used to determine whether an interim goodwill impairment test is required, and is applicable for assessing whether to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. Under the provisions of ASU 2011-08, entities will be allowed, on the basis of their discretion, to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test, and will be able to resume performing the qualitative assessment in any subsequent period. ASU 2011-08 removes the current alternative in ASC 350 which allows for the carryforward of the detailed calculation of the fair value of a reporting unit from one year to the next if certain conditions are met. The provisions of ASU 2011-08 are effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of the provisions of ASU 2011-08 will have no effect on FHN's statement of condition, results of operations, or cash flows.

In June 2011, the FASB issued Accounting Standards Update 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 requires that net income and other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also provides that regardless of the method used to present comprehensive income, presentation is required on the face of the financial statements of reclassification adjustments for items that are reclassified from other comprehensive income to net income. ASU 2011-05 does not change the current option for entities to present components of other comprehensive income gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which other comprehensive income is presented or disclosed in the notes to the financial statements. The provisions of ASU 2011-05 are effective for periods beginning after December 15, 2011, with retrospective application to all periods presented in the financial statements required. No transition disclosures are required upon adoption. FHN is currently assessing the effects of adopting the provisions of ASU 2011-05. On December 23, 2011, the FASB issued ASU 2011-12, which indefinitely defers the provisions of ASU 2011-05 that required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements).

In May 2011, the FASB issued Accounting Standards Update 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 provides that the highest-and-best use and valuation-premise concepts included in ASC 820 are only relevant when measuring the fair value of nonfinancial assets, thereby prohibiting the grouping of financial instruments for purposes of determining their fair values when the unit of account is specified in other guidance. However, under ASU 2011-04 an exception is permitted which allows an entity to measure the fair value of financial instruments that are managed on the basis of the entity's net exposure to a particular market risk, or to the credit risk of a particular counterparty, on a net basis when certain criteria are met. Such criteria include that there is evidence that the entity manages its financial instruments in that way, the entity applies such accounting policy election consistently from period to period, and the entity is required or has elected to measure those financial assets and financial liabilities at fair value in the statement of financial position at the end of each reporting period. Additionally, to qualify for the exception to the valuation premise, the market risks that are being offset must be substantially the same. ASU 2011-04 also extends ASC 820's prohibition on the use of blockage factors in fair value measurements to all three levels of the fair value hierarchy except for fair value measurements of Level 2 and 3 measurements when market participants would incorporate the premium or discount into the measurement at the level of the unit of account specified in other guidance. ASU 2011-04 also provides that an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. Under ASC 820, as amended, expanded disclosures are required including disclosure of quantitative information about significant unobservable inputs used in Level 3 fair value measurements, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. Additional disclosures required under ASU 2011-04 include disclosure of fair value by level for each class of assets and liabilities not recorded at fair value but for which fair value is disclosed, and disclosure of any transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. The provisions of ASU 2011-04 are effective for periods beginning after December 15, 2011, with disclosure of the change, if any, in valuation technique and related inputs resulting from application of the amendments to ASC 820 required upon adoption, along with quantification of the total effect of the change, if practicable. FHN is currently assessing the effects of adopting the provisions of ASU 2011-04.

In April 2011, the FASB issued Accounting Standards Update 2011-03, "Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"). For entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity, ASU 2011-03 removes from the assessment of effective control under ASC 860, "Transfers and Servicing", the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, as well as the collateral maintenance implementation guidance related to that criterion. Under ASC 860-10, as amended, the remaining criteria related to whether effective control over transferred financial assets has been maintained would still need to be evaluated, including whether the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred, the agreement is to repurchase or redeem them before maturity at a fixed or determinable price, and whether the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The provisions of ASU 2011-03 are effective for periods beginning after December 15, 2011, with prospective application to transactions or modifications of existing transactions that occur on or after the effective date. Since FHN accounts for all of its repurchase agreements as secured borrowings, adopting the provisions of ASU 2011- 03 will not have an effect on FHN's statement of condition, results of operations, or cash flows.

Acquisitions And Divestitures	12 Months Ended
Dec. 31, 2011
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures

Note 2 ❑ Acquisitions and Divestitures

During third quarter 2011, FHN sold First Horizon Msaver, Inc. ("Msaver"), the former subsidiary of First Tennessee Bank, which provided administrative services for health savings accounts. FHN recognized an after-tax gain of $5.7 million related to the sale of Msaver.

In first quarter 2011, FHN contracted to sell First Horizon Insurance, Inc. ("FHI"), the former subsidiary of First Tennessee Bank, a property and casualty insurance agency that serves customers in over 40 states and Highland Capital Management Corporation ("Highland"), the former subsidiary of First Horizon National Corporation which provides asset management services. The FHI and Highland divestitures closed in second quarter 2011. In connection with the agreement to sell FHI, FHN incurred a pre-tax goodwill impairment of $10.1 million which was more than offset by $11.1 million of tax benefits recognized in first quarter related to the sale. Upon closing of the FHI and Highland sales in second quarter 2011, FHN recognized $4.2 million combined after-tax gains on the sales. The financial results of these businesses, the goodwill impairment, the gains on sales, and associated tax effects are reflected in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented.

In first quarter 2010, FHN exited its institutional equity research business, FTN Equity Capital Markets ("FTN ECM"), and incurred a pre-tax goodwill impairment of $3.3 million (approximately $2 million after taxes). FHN exited this business through an immediate cessation of operations on February 1, 2010. FHN had initially reached an agreement for the sale of this business which resulted in a pre-tax goodwill impairment of $14.3 million (approximately $9 million after taxes) in 2009; however, the contracted sale failed to close and was terminated in early 2010. The financial results of this business, including the goodwill impairments, are reflected in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented.

In 2009, FHN executed the sale and closure of FHN's Atlanta insurance business and Louisville First Express Remittance Processing location ("FERP"). FHN recognized a loss of $7.5 million on the sale of the Atlanta insurance business and a goodwill impairment associated with certain assets excluded from the sale of the Atlanta insurance business. Both of these losses are reflected in discontinued operations. A $1.7 million loss was recognized on the FERP divestiture and is included on the Consolidated Statements of Income as a Loss on divestiture within noninterest income.

In addition to the divestitures mentioned above, FHN acquires or divests assets from time to time in transactions that are considered business combinations or divestitures but are not material to FHN individually or in the aggregate.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

Note 3 ❑ Investment Securities

The following tables summarize FHN's available for sale ("AFS") securities on December 31, 2011 and 2010:

(Dollars in thousands)	On December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued mortgage-backed securities ("MBS")	1,334,174	76,054	-	1,410,228
Government agency issued collateralized mortgage obligations ("CMO")	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529

Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

(a)	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

(Dollars in thousands)	On December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$87,188	$256	$-	$87,444
Government agency issued MBS	1,430,923	46,916	(7,881)	1,469,958
Government agency issued CMO	1,136,607	32,133	-	1,168,740
Other U.S. government agencies	50,426	2,800	-	53,226
States and municipalities	26,015	-	-	26,015
Equity (a)	226,012	-	(9)	226,003
Other	511	33	-	544

Total securities available for sale (b)	$2,957,682	$82,138	$(7,890)	$3,031,930

(a)

Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.2 million. The remainder is money market, venture capital, and cost method investments. Additionally, $5.4 million is restricted pursuant to a reinsurance contract agreement.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

National banks chartered by the federal government are, by law, members of the Federal Reserve System. Each member bank is required to own stock in its regional Federal Reserve Bank ("FRB"). Given this requirement, FRB stock may not be sold, traded, or pledged as collateral for loans. Membership in the Federal Home Loan Bank ("FHLB") network requires ownership of capital stock. Member banks are entitled to borrow funds from the FHLB and are required to pledge mortgage loans as collateral. Investments in the FHLB are non-transferable and, generally, membership is maintained primarily to provide a source of liquidity as needed.

The amortized cost and fair value by contractual maturity for the available for sale securities portfolio on December 31, 2011 are provided below:

(Dollars in thousands)	Available for Sale
	Amortized Cost	Fair Value

Within 1 year	$50,044	$50,310
After 1 year; within 5 years	6,763	7,262
After 5 years; within 10 years	-	-
After 10 years	16,570	16,570

Subtotal	73,377	74,142

Government agency issued MBS and CMO	2,659,185	2,768,171
Equity and other securities	223,941	223,959

Total	$2,956,503	$3,066,272

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The table below provides information on gross realized gains and gross realized losses from investment securities for the twelve months ended December 31:

(Dollars in thousands)	Available for Sale
	2011	2010	2009

Gross gains on sales of securities (a)	$44,787	$15,709	$-
Gross (losses) on sales of securities	(8,623)	(1)	(60)

Net gain/(loss) on sales of securities (b)	$36,164	$15,708	$(60)

Venture capital investments (c)	-	(4,598)	(601)
Net other than temporary impairment ("OTTI") recorded (d)	-	(188)	(517)

Total securities gain/(loss), net	$36,164	$10,922	$(1,178)

(a)	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to the sales of Visa class B shares.

(b)	Proceeds from sales during the 2011, 2010, and 2009 were $495.1 million, $528.8 million, and $18.9 million, respectively.

(c)	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.

(d)	OTTI recorded in 2010 is related to equity securities and in 2009 is related to cost method investment securities.

There were no unrealized losses within the available for sale portfolio on December 31, 2011. The following table provides information on investments within the available for sale portfolio that had unrealized losses on December 31, 2010:

(Dollars in thousands)	On December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government agency issued MBS	$563,813	$(7,881)	$-	$-	$563,813	$(7,881)

Total debt securities	563,813	(7,881)	-	-	563,813	(7,881)
Equity	34	(9)	-	-	34	(9)

Total temporarily impaired securities	$563,847	$(7,890)	$-	$-	$563,847	$(7,890)

FHN has reviewed investment securities that were in unrealized loss positions in 2010 in accordance with its accounting policy for OTTI and does not consider them other-than-temporarily impaired. For debt securities with unrealized losses, FHN does not intend to sell them and it is more-likely-than-not that FHN will not be required to sell them prior to recovery. The decline in value is primarily attributable to interest rates and not credit losses. For equity securities, FHN has both the ability and intent to hold these securities for the time necessary to recover the amortized cost.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

Note 4 ❑ Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010

Commercial:
Commercial, financial, and industrial	$8,014,927	$7,338,155
Commercial real estate
Income CRE	1,257,497	1,406,646
Residential CRE	120,913	263,878
Retail:
Consumer real estate	5,291,364	5,617,619
Permanent mortgage	787,597	1,086,859
Credit card & other	284,051	311,924
Restricted real estate loans (a)	640,778	757,491

Loans, net of unearned income	$16,397,127	$16,782,572
Allowance for loan losses	384,351	664,799

Total net loans	$16,012,776	$16,117,773

(a)	Balances as of December 31, 2011 and 2010 include $600.2 million and $701.8 million of consumer real estate loans and $40.6 million and $55.7 million of permanent mortgage loans, respectively.

Components of the Loan Portfolio

For purposes of this disclosure the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit impaired), risk characteristics of the loan, and an entity's method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial, and industrial ("C&I") and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, and the trust preferred loans ("TRUPs")(i.e., loans to bank and insurance-related businesses) portfolio. Loans to mortgage companies includes commercial lines of credit to qualified mortgage companies exclusively for the temporary warehousing of eligible mortgage loans prior to the borrower's sale of those mortgage loans to third party investors. Commercial classes within commercial real estate include income CRE and residential CRE. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the combined credit card and other portfolios. Retail classes include HELOC and real estate ("R/E") installment loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other. Restricted real estate loans include HELOCs that were previously securitized on balance sheet as well as HELOC and some permanent mortgages that were consolidated on January, 1, 2010 in conjunction with the adoption of amendments to ASC 810.

In third quarter 2011, FHN executed bulk sales of certain consumer and commercial loans, a significant majority of which were nonperforming. The largest transaction was a sale of permanent mortgages with an unpaid principal balance of approximately $188 million, or $126 million after consideration of partial charge-offs and lower of cost or market ("LOCOM") adjustments previously taken on the loans. FHN recognized a loss on sale of $29.8 million which is recognized within the loan loss provision and $40.2 million of net charge-offs associated with this sale. FHN also sold nonperforming commercial loans with unpaid principal balance of approximately $32 million and $23 million after consideration of amounts already charged off. FHN recognized a loss which is reflected in the loan loss provision of $6.0 million and $7.3 million of net charge-offs related to this commercial loan bulk sale.

Concentrations

FHN has a concentration of loans secured by residential real estate (42 percent of total loans), the majority of which is in the consumer real estate portfolio (32 percent of total loans). Additionally, on December 31, 2011,FHN had a sizeable portfolio of bank-related loans, including TRUPs totaling $0.6 billion (8 percent of the C&I portfolio, or 4 percent of total loans). While the stronger borrowers in this portfolio class have stabilized, the weaker financial institutions remain under stress due to limited availability of market liquidity and capital, and the impact from economic conditions on these borrowers.

Restrictions

On December 31, 2011, $4.9 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2011, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans, to secure potential borrowings from the Federal Home Loan Bank.

Allowance for Loan Losses

The ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail loans, both determined in accordance with the ASC Topic related to Contingencies ("ASC 450-20-50"). The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends). The slow economic recovery, weak housing market, elevated unemployment levels, and both positive and negative portfolio segment-specific trends, are examples of additional factors considered by management in determining the allowance for loan losses. Also included are reserves, determined in accordance with the Receivables Topic ("ASC 310-10-45"), for loans determined by management to be individually impaired.

Commercial

For commercial loans, reserves are established using historical net loss factors by grade level, loan product, and business segment. An assessment of the quality of individual commercial loans is made utilizing credit grades assigned internally based on a dual grading system which estimates both the probability of default ("PD") and loss severity in the event of default. PD grades range from 1-16 while estimated loss severities, or loss given default ("LGD") grades range from 1-12. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. The appropriate relationship team performs the process of categorizing commercial loans into the appropriate credit grades, initially as a component of the approval of the loan, and subsequently throughout the life of the loan as part of the servicing regimen. The proper loan grade for larger exposures is confirmed by a senior credit officer in the approval process. To determine the most appropriate credit grade for each loan, the credit risk grading system employs scorecards for particular categories of loans that consist of a number of objective and subjective measures that are weighted in a manner that produces a rank ordering of risk within pass-graded credits. Loan grading discipline is regularly reviewed by Credit Risk Assurance to determine if the process continues to result in accurate loan grading across the portfolio.

FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades. Where guarantor contributions are determined to be a source of repayment, an assessment of the guarantee is made. This guarantee assessment would include but not be limited to factors such as type and feature of the guarantee, consideration for the guarantee, key provisions of the guarantee agreement, and ability of the guarantor to be a viable secondary source of repayment. Reliance on the guarantee as a viable secondary source of repayment is a function of an analysis proving capability to pay, factoring in, among other things, liquidity and direct/indirect debt cash flows. Therefore, a proper evaluation of each guarantor is critical. FHN establishes a guarantor's ability (financial wherewithal) to support a credit based on an analysis of recent information on the guarantor's financial condition. This would generally include income and asset information from sources such as recent tax returns, credit reports, and personal financial statements. In analyzing this information FHN seeks to assess a combination of liquidity, global cash flow, cash burn rate, and contingent liabilities to demonstrate the guarantor's capacity to sustain support for the credit and fulfill the obligation. FHN also considers the volume and amount of guarantees provided for all global indebtedness and the likelihood of realization. Guarantor financial information is periodically updated throughout the life of the loan. FHN presumes a guarantor's willingness to perform until financial support becomes necessary or if there is any current or prior indication or future expectation that the guarantor may not willingly and voluntarily perform under the terms of the guarantee. In FHN's risk grading approach, it is deemed that financial support becomes necessary generally at a point when the loan would otherwise be graded substandard, reflecting a well-defined weakness. At that point, provided willingness and capacity to support are appropriately demonstrated, a strong, legally enforceable guarantee can mitigate the risk of default or loss, justify a less severe rating, and consequently reduce the level of allowance or charge-off that might otherwise be deemed appropriate. FHN establishes guarantor willingness to support the credit through documented evidence of previous and ongoing support of the credit. Previous performance under a guarantor's obligation to pay is not considered if the performance was involuntary.

Retail

The ALLL for smaller-balance homogenous retail loans is determined based on pools of similar loan types that have similar credit risk characteristics. FHN manages retail loan credit risk on a class basis. Reserves by portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for retail loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months.

Individually Impaired

Generally, classified nonaccrual commercial loans over $1 million and all commercial and consumer loans classified as troubled debt restructurings ("TDRs") are deemed to be impaired and are individually assessed for impairment measurement in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate ("the DCF method"), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the allowance for loan and lease losses until such time as a loss is expected and recognized; however, for impaired collateral-dependent loans, FHN will charge off the full difference between the book value and the best estimate of net realizable value.

For all segments of consumer TDRs with the exception of the permanent mortgage segment, the associated allowance is determined by estimating the expected cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. The reserve for consumer real estate TDRs utilizes total portfolio loss and attrition rates rather than TDR specific data. Prior to third quarter 2011, FHN removed TDRs entirely from the roll-rate model previously discussed which resulted in an increase in required TDR reserves for this portfolio segment. Currently, for the permanent mortgage segment, the base roll-rate models are run both with and without the TDRs to determine incremental reserves needed for restructured mortgage loans. Additionally, a qualitative factor representing the incremental inherent loss in such TDRs is applied to estimate the total required reserves for permanent mortgage TDRs.

The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2011, 2010 and 2009:

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total

Balance as of January 1, 2009	$191,893	$199,925	$181,818	$53,585	$221,989	$849,210
Charge-offs	(129,283)	(277,461)	(224,853)	(63,004)	(182,360)	(876,961)
Recoveries	7,594	10,790	16,244	797	9,240	44,665
Provision	206,444	272,471	241,879	132,518	26,688	880,000

Balance as of December 31, 2009 (a)(b)	276,648	205,725	215,088	123,896	75,557	896,914

Allowance – individually evaluated for impairment	18,048	2,746	5,997	3,996	857	31,644
Allowance – collectively evaluated for impairment	258,600	202,979	209,091	119,900	74,700	865,270
Loans, net of unearned as of December 31, 2009:
Individually evaluated for impairment	103,616	405,458	25,766	26,229	3,098	564,167
Collectively evaluated for impairment	7,046,168	2,008,492	6,905,668	1,059,439	539,950	17,559,717

Total loans, net of unearned (a)(b)	$7,149,784	$2,413,950	$6,931,434	$1,085,668	$543,048	$18,123,884

Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000

Balance as of December 31, 2010 (a)(b)	239,469	155,085	192,350	65,009	12,886	664,799

Allowance – individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance – collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	213,405	242,143	69,775	96,765	764	622,852
Collectively evaluated for impairment	7,124,750	1,428,381	6,249,637	1,045,792	311,160	16,159,720

Total loans, net of unearned (a)(b)	$7,338,155	$1,670,524	$6,319,412	$1,142,557	$311,924	$16,782,572

Balance as of January 1, 2011	$239,469	$155,085	$192,350	$65,009	$12,886	$664,799
Charge-offs	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000

Balance as of December 31, 2011 (a)(b)	130,413	55,586	165,077	26,194	7,081	384,351

Allowance – individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance – collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	170,124	115,319	120,127	73,064	1,117	479,751
Collectively evaluated for impairment	7,844,803	1,263,091	5,771,419	755,129	282,934	15,917,376

Total loans, net of unearned (a)(b)	$8,014,927	$1,378,410	$5,891,546	$828,193	$284,051	$16,397,127

(a)

Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.

(b)

Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Impaired Loans

The average balance of impaired loans was $551.3 million for 2011, $593.5 million for 2010, and $532.2 million for 2009. Interest income of approximately $7 million for 2011, $4 million for 2010 and $1 million for 2009 was recognized during the periods related to such impaired loans.

The following tables provide information by class related to individually impaired loans. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment.

(Dollars in thousands)	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$78,804	$119,974	$-	$61,631	$1,099
TRUPs	43,177	47,000	-	34,292	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	43,544	-	41,846	507

Total	$213,924	$332,701	$-	$225,540	$2,427

Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,528	$20,778	$5,148	$66,401	$210
TRUPs	31,616	33,700	23,825	29,441	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-

Total	$71,519	$77,853	$37,187	$144,956	$251

Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$885
R/E Installment loans	70,208	70,208	23,058	57,304	987
Permanent mortgage	73,064	73,064	6,015	84,915	1,933
Credit card & other	1,117	1,117	333	941	48

Total	$194,308	$194,308	$50,954	$180,807	$3,853

Total commercial	$285,443	$410,554	$37,187	$370,496	$2,678

Total retail	$194,308	$194,308	$50,954	$180,807	$3,853

Total impaired loans	$479,751	$604,862	$88,141	$551,303	$6,531

(Dollars in thousands)	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$44,459	$65,929	$-
TRUPs	25,406	28,000	-
Income CRE	107,888	176,650	-
Residential CRE	59,402	127,126	-

Total	$237,155	$397,705	$-

Impaired loans with related allowance recorded:
Commercial:
General C&I	$116,275	$117,644	$34,061
TRUPs	27,266	30,000	27,266
Income CRE	34,540	36,974	8,821
Residential CRE	40,313	44,091	8,574

Total	$218,394	$228,709	$78,722

Retail:
HELOC	$25,375	$25,375	$7,161
R/E Installment loans	44,399	44,399	12,530
Permanent mortgage	96,765	96,765	16,679
OTC, credit card, & other	764	764	266

Total	$167,303	$167,303	$36,636

Total commercial	$455,549	$626,414	$78,722

Total retail	$167,303	$167,303	$36,636

Total impaired loans	$622,852	$793,717	$115,358

Asset Quality Indicators

As previously discussed, FHN employs a dual grade commercial risk grading methodology to assign an estimate for PD and the LGD for each commercial loan, factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are "pass" grades. Prior to second quarter 2011, all loans with an assigned PD grade of "12" which is the lowest pass grade were included on the Watch List. In second quarter 2011, FHN implemented an enhanced process for determining which loans warrant additional oversight and monitoring. The identification of Watch List loans is now determined by the appropriate relationship team and is generally driven by specific events that may impact borrowers, rather than being driven solely by the assigned PD grade. This process enhancement did not have a material impact on the allowance for loan and lease losses. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed no less frequently than annually or whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN's expected recovery based on collateral type in the event a loan defaults.

The following tables provide the balances of commercial loan portfolio classes, disaggregated by PD grade as of December 31, 2011 and 2010:

(Dollars in millions)	2011
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$172	$-	$-	$-	$-	$172	$-
2	156	-	-	3	-	159	-
3	162	-	-	20	-	182	-
4	221	-	-	7	-	228	1
5	385	-	-	25	-	410	1
6	892	157	-	115	4	1,168	5
7	892	664	-	175	6	1,737	9
8	979	391	-	144	1	1,515	15
9	634	155	-	152	3	944	15
10	477	27	-	108	1	613	11
11	432	-	-	123	2	557	14
12	157	-	-	15	4	176	5
13	264	-	334	75	8	681	15
14,15,16	290	-	4	225	47	566	58

Total loans collectively evaluated for impairment	6,113	1,394	338	1,187	76	9,108	$149
Total loans individually evaluated for impairment	95	-	75	70	45	285	37

Total commercial loans	$6,208	$1,394	$413	$1,257	$121	$9,393	$186

(Dollars in millions)	2010
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$86	$-	$-	$-	$-	$86	$-
2	87	-	-	4	-	91	-
3	143	-	-	16	-	159	1
4	199	-	-	8	-	207	2
5	360	-	-	24	1	385	5
6	666	88	-	53	-	807	6
7	855	214	-	96	5	1,170	11
8	997	387	-	151	5	1,540	18
9	491	112	-	146	3	752	15
10	463	12	-	82	4	561	11
11	493	-	-	113	3	609	20
12	246	2	-	30	7	285	12
13	422	-	276	167	14	879	51
14,15,16	423	2	101	375	121	1,022	164

Total loans collectively evaluated for impairment	5,931	817	377	1,265	163	8,553	316
Total loans individually evaluated for impairment	161	-	53	142	100	456	79

Total commercial loans	$6,092	$817	$430	$1,407	$263	$9,009	$395

(a)

Balances as of December 31, 2011 and 2010 presented net of $34.2 million and $35.6 million respectively lower of cost or market ("LOCOM") valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13". Portfolio reserve estimate considers recent financial performance of individual borrowers and other factors.

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation ("FICO") score, among other attributes, to assess the quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are also indicators of other retail portfolio asset quality.

The following tables reflect period-end balances and various asset quality indicators by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2011.

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$182	75.6%	723	15.2%	40.3%	22.9%	719
2003	273	76.1%	733	23.8%	26.6%	16.8%	726
2004	588	79.7%	728	31.7%	17.4%	19.6%	720
2005	732	79.5%	734	15.9%	16.6%	12.0%	722
2006	544	76.8%	741	6.6%	22.9%	13.8%	726
2007	566	77.5%	746	13.6%	28.8%	15.0%	732
2008	293	74.0%	755	8.7%	69.9%	37.2%	749
2009	179	71.6%	754	0.0%	86.6%	45.4%	755
2010	174	72.9%	755	0.0%	94.6%	45.2%	757
2011	159	71.1%	760	0.0%	92.6%	51.5%	758

Total	$3,690	76.9%	740	14.5%	36.0%	21.7%	731

(a)	Includes $600.2 million of restricted loan balances.

R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$56	77.8%	689	18.3%	62.1%	66.2%	687
2003	163	72.5%	722	3.0%	43.6%	77.5%	732
2004	97	74.1%	710	7.9%	49.6%	72.8%	708
2005	272	83.3%	720	26.3%	20.4%	27.5%	714
2006	295	79.4%	721	4.7%	23.5%	24.2%	706
2007	415	82.5%	730	16.1%	23.5%	24.7%	714
2008	153	77.9%	734	6.2%	77.6%	78.5%	729
2009	94	72.7%	751	0.0%	90.1%	82.7%	751
2010	196	85.8%	747	0.0%	88.8%	97.9%	753
2011	461	78.9%	760	0.0%	88.5%	97.5%	759

Total	$2,202	79.8%	734	8.4%	52.7%	60.0%	729

Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$170	64.8%	726	48.7%	10.0%	96.9%	739
2004	12	78.2%	719	17.8%	15.0%	100.0%	690
2005	63	74.4%	740	37.3%	2.6%	100.0%	733
2006	115	71.5%	735	37.9%	1.4%	100.0%	710
2007	314	71.0%	734	55.5%	1.2%	100.0%	706
2008	154	73.9%	742	50.1%	0.4%	99.9%	718

Total	$828	70.9%	734	48.7%	3.1%	99.4%	717

(a)	Includes $40.6 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.

The following tables reflect period-end balances and various asset quality indicators by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2010:

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$230	75.5%	724	14.2%	42.3%	22.7%	723
2003	321	76.3%	733	24.4%	25.7%	15.4%	730
2004	690	79.5%	729	31.8%	17.3%	18.8%	722
2005	855	79.5%	735	16.5%	17.0%	11.7%	722
2006	630	76.8%	742	7.0%	24.4%	13.6%	730
2007	630	77.5%	746	13.8%	28.9%	14.3%	734
2008	323	74.1%	755	8.8%	69.7%	36.8%	753
2009	205	71.8%	756	0.0%	86.6%	45.3%	759
2010	199	73.0%	758	0.0%	94.9%	46.5%	757

Total	$4,083	77.2%	740	15.4%	33.6%	19.9%	732

(a)	Includes $701.8 million of restricted loan balances.

R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$83	77.2%	697	17.7%	62.3%	67.2%	727
2003	222	72.4%	726	3.1%	44.4%	77.5%	731
2004	128	73.6%	714	7.2%	51.4%	71.5%	724
2005	343	82.5%	722	25.7%	21.7%	27.8%	721
2006	378	78.3%	723	4.7%	25.5%	25.6%	728
2007	520	81.1%	732	15.7%	24.2%	24.3%	734
2008	211	76.8%	740	5.6%	78.7%	78.3%	751
2009	134	71.1%	753	0.0%	89.6%	82.6%	760
2010	217	82.1%	748	0.0%	89.2%	96.5%	751

Total	$2,236	78.3%	729	10.3%	44.4%	50.2%	732

Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO (b)
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$190	67.8%	727	48.2%	9.6%	99.6%	N/A
2004	15	82.0%	725	19.2%	25.7%	100.0%	N/A
2005	81	79.8%	742	34.3%	5.4%	98.3%	N/A
2006	154	79.2%	734	41.1%	2.1%	97.0%	N/A
2007	447	79.1%	732	56.1%	1.0%	95.6%	N/A
2008	256	79.9%	737	55.7%	0.8%	100.0%	N/A

Total	$1,143	77.6%	733	50.7%	3.1%	97.7%	N/A

(a)	Includes $55.7 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.

(b)	Refreshed FICO scores were not obtained prior to first quarter 2011.

The following table reflects accruing delinquency amounts for the credit card and other portfolio classes.

(Dollars in millions)	Credit Card		Other
	2011	2010	2011	2010

Accruing delinquent balances:
30-89 days past due	$1.9	$1.9	$0.4	$0.8
90+ days past due	1.4	1.6	0.1	0.2

Total	$3.3	$3.5	$0.5	$1.0

Nonaccrual and Past Due Loans

For all portfolio segments and classes, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive principal and interest payments, but there are atypical loan structures or other borrower-specific issues. FHN does have a meaningful portion of loans that are classified as nonaccrual but where it continues to receive payments.

The following table reflects accruing and non-accruing loans by class on December 31, 2011:

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$6,109,009	$11,576	$234	$6,120,819	$42,396	$12,938	$31,611	$86,945	$6,207,764
Loans to mortgage companies	1,393,659	40	-	1,393,699	-	-	491	491	1,394,190
TRUPS (a)	338,180	-	-	338,180	-	-	74,793	74,793	412,973

Total commercial (C&I)	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927

Commercial real estate:
Income CRE	1,178,708	9,610	-	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	-	75,127	25,149	7,359	13,278	45,786	120,913

Total commercial real estate	1,252,960	10,485	-	1,263,445	45,421	9,484	60,060	114,965	1,378,410

Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511

Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546

Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193

Credit card & other
Credit card	188,702	1,868	1,422	191,992	-	-	-	-	191,992
Other	89,433	405	80	89,918	5	-	2,136	2,141	92,059

Total credit card & other	278,135	2,273	1,502	281,910	5	-	2,136	2,141	284,051

Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

(a)	Includes LOCOM valuation allowance of $34.2 million.

(b)	Includes restricted loans.

The following table reflects accruing and non-accruing loans by class on December 31, 2010:

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$5,905,087	$26,508	$182	$5,931,777	$89,307	$18,154	$52,263	$159,724	$6,091,501
Loans to mortgage companies	815,529	-	-	815,529	-	-	1,597	1,597	817,126
TRUPS (a)	376,856	-	-	376,856	-	-	52,672	52,672	429,528

Total commercial (C&I)	7,097,472	26,508	182	7,124,162	89,307	18,154	106,532	213,993	7,338,155

Commercial real estate:
Income CRE	1,248,209	16,915	-	1,265,124	32,248	3,516	105,758	141,522	1,406,646
Residential CRE	144,524	8,409	-	152,933	26,095	3,283	81,567	110,945	263,878

Total commercial real estate	1,392,733	25,324	-	1,418,057	58,343	6,799	187,325	252,467	1,670,524

Consumer real estate:
HELOC (b)	3,980,830	55,122	32,717	4,068,669	8,461	563	5,349	14,373	4,083,042
R/E installment loans	2,164,544	35,528	15,220	2,215,292	13,631	1,287	6,160	21,078	2,236,370

Total consumer real estate	6,145,374	90,650	47,937	6,283,961	22,092	1,850	11,509	35,451	6,319,412

Permanent mortgage (b)	959,431	28,041	29,367	1,016,839	15,088	9,814	100,816	125,718	1,142,557

Credit card & other
Credit card	188,921	1,912	1,604	192,437	-	-	-	-	192,437
Other	99,259	798	154	100,211	-	-	19,276	19,276	119,487

Total credit card & other	288,180	2,710	1,758	292,648	-	-	19,276	19,276	311,924

Total loans, net of unearned	$15,883,190	$173,233	$79,244	$16,135,667	$184,830	$36,617	$425,458	$646,905	$16,782,572

(a)	Includes LOCOM valuation allowance of $35.6 million.

(b)	Includes restricted loans.

Troubled Debt Restructurings

As part of FHN's ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower's current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower's financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management's judgment is required when determining whether a modification is classified as a TDR.

Although each occurrence is unique to the borrower and is evaluated separately, for all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 3 to 6 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN's proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Programs ("HAMP"). Within the HELOC, R/E installment loans, and permanent mortgage classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. Contractual maturities may be extended up to 40 years on permanent mortgages and up to 20 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance. On December 31, 2011 and 2010, FHN had loans classified as TDRs of $284.2 million and $282.8 million, respectively. Additionally, FHN had restructured $98.0 million and $56.0 million of loans held for sale as of December 31, 2011 and 2010, respectively. For restructured loans in the portfolio, FHN had loan loss reserves of $52.7 million, or 19 percent of the recorded investment amount, as of December 31, 2011. On December 31, 2011 and 2010, there were no significant outstanding commitments to advance additional funds to customers whose loans had been restructured.

The following table reflects modifications of portfolio loans occurring during the year ending December 31, 2011 that have been classified as TDRs:

(Dollars in thousands)	2011
	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial (C&I):
General C&I	18	$15,960	$15,524
Loans to Mortgage Companies	-	-	-
TRUPS	-	-	-

Total commercial (C&I)	18	15,960	15,524

Commercial real estate:
Income CRE	13	13,630	13,155
Residential CRE	6	2,257	2,735

Total commercial real estate	19	15,887	15,890

Consumer real estate:
HELOC	169	21,093	20,992
R/E installment loans	147	21,044	21,249

Total consumer real estate	316	42,137	42,241

Permanent mortgage	129	79,776	82,633

Credit card & other:
Credit card	102	451	590
Other	-	-	-

Total credit card & other	102	451	590

Total troubled debt restructurings	584	$154,211	$156,878

Financing receivables modified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that defaulted during the period and then determining whether they were modified within the 12 months prior to the default.

The following table reflects TDRs within the previous 12 months for which there was a payment default during the year ending December 31, 2011. For purposes of this disclosure, FHN defines payment default as generally 30 plus days past due.

(Dollars in thousands)	2011
	Number	Recorded Investment

Commercial (C&I):
General C&I	43	$31,663
Loans to Mortgage Companies	-	-
TRUPS	-	-

Total commercial (C&I)	43	31,663

Commercial real estate:
Income CRE	24	26,563
Residential CRE	15	18,512

Total commercial real estate	39	45,075

Consumer real estate:
HELOC	35	6,041
R/E installment loans	26	2,421

Total consumer real estate	61	8,462

Permanent mortgage	37	37,976

Credit card & other:
Credit card	51	3,842
Other	-	-

Total credit card & other	51	3,842

Total troubled debt restructurings	231	$127,018

The determination of whether a TDR is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer loan on nonaccrual status if it is 30 or more days delinquent upon modification into a TDR. For commercial loans, nonaccrual TDRs that are reasonably assured of repayment according to their modified terms may be returned to accrual status by FHN upon a detailed credit evaluation of the borrower's financial condition and prospects for repayment under the revised terms. For consumer loans, FHN's evaluation supporting the decision to return a modified loan to accrual status includes consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan is returned to accrual status, which is generally a minimum of six months. FHN may also consider a borrower's sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate that the borrower is capable of servicing the level of debt under the modified terms. Otherwise, FHN will continue to classify restructured loans as nonaccrual. Consistent with regulatory guidance, upon sustained performance and classification as a TDR over FHN's year-end, the loan will be removed from TDR status as long as the modified terms were market-based at the time of modification.

Premises, Equipment And Leases	12 Months Ended
Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
Premises, Equipment And Leases

Note 5 ❑ Premises, Equipment and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2011	2010

Land	$71,376	$66,914
Buildings	341,727	338,060
Leasehold improvements	44,407	44,880
Furniture, fixtures, and equipment	221,544	213,289

Premises and equipment, at cost	679,054	663,143
Less accumulated depreciation and amortization	357,801	340,824

Premises and equipment, net	$321,253	$322,319

FHN is obligated under a number of noncancelable operating leases for premises and equipment with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs.

Minimum future lease payments for noncancelable operating leases on premises and equipment on December 31, 2011, are shown below:

(Dollars in thousands)

2012	$21,147
2013	15,255
2014	10,939
2015	8,616
2016	7,419
2017 and after	33,565

Total minimum lease payments	$96,941

Payments required under capital leases are not material.

Aggregate minimum income under sublease agreements for these periods is $5.1 million.

Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2011	2010	2009

Rent expense, gross	$25,494	$32,673	$38,070
Sublease income	(3,883)	(4,275)	(4,368)

Rent expense, net	$21,611	$28,398	$33,702

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

Note 6  ❑  Mortgage Servicing Rights

FHN recognizes all classes of mortgage servicing rights ("MSR") at fair value. Classes of MSR are established based on market inputs used to determine the fair value of the servicing asset and FHN's risk management practices. See Note 22 – Fair Value of Assets & Liabilities, the "Determination of Fair Value" section for a discussion of FHN's MSR valuation methodology and Note 25 – Derivatives and Off-Balance Sheet Arrangements for a discussion of how FHN hedges the fair value of MSR. The balance of MSR included on the Consolidated Statements of Condition represents the rights to service approximately $23.5 billion and $28.8 billion of mortgage loans on December 31, 2011 and 2010, respectively, for which a servicing right has been capitalized.

In first quarter 2010, FHN adopted the amendments to ASC 810 which resulted in the consolidation of loans FHN previously sold through proprietary securitizations but retained MSR and significant subordinated interests subsequent to the transfer. In conjunction with the consolidation of these loans, FHN derecognized the associated servicing assets which are reflected in the rollforward below. Following is a summary of changes in capitalized MSR as of December 31, 2011 and 2010:

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total

Fair value on January 1, 2010	296,115	1,174	5,322	302,611
Adjustment due to adoption of amendments to ASC 810	(197)	(928)	(1,168)	(2,293)
Reductions due to loan payments	(34,943)	(41)	(1,201)	(36,185)
Reductions due to sale	(24,558)	-	-	(24,558)
Reductions due to exercise of cleanup calls	(1,110)	-	-	(1,110)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(31,296)	-	-	(31,296)
Other changes in fair value	(199)	57	292	150

Fair value on December 31, 2010	$203,812	$262	$3,245	$207,319

Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110

Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069

Servicing, late, and other ancillary fees recognized within mortgage banking income were $70.2 million, $92.1 million, and $120.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Servicing, late, and other ancillary fees recognized within other income and commissions were $2.4 million, $3.8 million, and $12.4 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The total value of MSR declined $63.3 million during 2011 compared to a decline of $95.3 million in 2010. Mortgage rates remained low during 2011 and 2010 resulting in continued elevated prepayment speed assumptions and corresponding decreases in MSR value of $41.3 million and $31.1 million, respectively. In 2010, FHN sold the rights to service $5.4 billion of loans, which resulted in a $24.6 million reduction in MSR attributable to loan sales. In the second quarter of 2011 and fourth quarter 2010, FHN exercised cleanup calls related to proprietary securitization trusts that had previously been securitized with servicing retained. Upon exercise, the associated mortgage loans were repurchased and are now included on the Consolidated Statements of Condition. Accordingly, FHN derecognized the remaining MSR associated with these loans. The remaining declines in MSR are attributable to natural run-off.

FHN services a portfolio of mortgage loans related to transfers by other parties utilizing securitization trusts. The servicing assets represent FHN's sole interest in these transactions. The total MSR recognized by FHN related to these transactions was $2.6 million and $4.2 million at December 31, 2011 and 2010, respectively. The aggregate principal balance serviced by FHN for these transactions was $.4 billion and $.7 billion at December 31, 2011 and 2010, respectively. FHN has no obligation to provide financial support and has not provided any form of support to the related trusts. The MSR recognized by FHN has been included in the first lien mortgage loans column within the rollforward of MSR.

In prior periods, FHN transferred MSR to third parties in transactions that did not qualify for sales treatment due to certain recourse provisions that were included within the sale agreements. For the years ended December 31, 2011 and 2010, FHN had $14.8 million and $27.3 million, respectively, of MSR related to these transactions. These MSR are included within the first liens mortgage loans column within the rollforward of MSR. The proceeds from these transfers have been recognized within Other short-term borrowings in the Consolidated Statements of Condition.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

Note 7 ❑ Intangible Assets

The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:

(Dollars in thousands)	Goodwill	Other Intangible Assets (a)

December 31, 2008	$192,408	$45,082
Amortization expense (b)	-	(6,017)
Impairment (c)(d)	(16,591)	(341)
Divestitures (d)	(10,289)	(815)
Additions	-	347

December 31, 2009	$165,528	$38,256

Amortization expense (b)	-	(5,526)
Impairment (c)(d)	(3,348)	-
Additions	-	151

December 31, 2010	$162,180	$32,881

Amortization expense (b)	-	(4,380)
Impairment (c)(d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)

December 31, 2011	$133,659	$26,243

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.

(b)

Amortization expense related to First Horizon Insurance and First Horizon Msaver, Inc. of $.4 million, $1.4 million, and $1.7 million for 2011, 2010, and 2009, respectively, is included in Income/(loss) from discontinued operations, net of tax on the consolidated Statements of Income.

(c)	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.

(d)	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

The gross carrying amount of other intangible assets subject to amortization is $105.3 million on December 31, 2011, net of $79.0 million of accumulated amortization. Estimated aggregate amortization expense is expected to be $3.8 million, $3.6 million, $3.5 million, $3.3 million, and $3.1 million for the twelve- month periods of 2012, 2013, 2014, 2015 and 2016, respectively.

The agreement to sell FHI resulted in a pre-tax goodwill impairment of $10.1 million in first quarter 2011. In second quarter 2011, the remaining $16.4 million of goodwill was removed in conjunction with the divestiture. The sale of Msaver during third quarter 2011 resulted in the removal of $2.0 million of goodwill. During 2011, FHN also recognized $2.2 million and $.1 million of other intangible asset write-offs related to the FHI and Msaver divestitures, respectively.

In 2010, FHN exited its institutional equity research business, FTN Equity Capital Markets ("FTN ECM"), and incurred a pre-tax goodwill impairment of $3.3 million. FHN also recognized an addition of other intangible assets of $.2 million related to the purchase of a book of business.

In 2009, FHN's non-strategic segment incurred pre-tax goodwill impairments of $14.3 million related to the agreement to sell FTN ECM. In connection with the divestiture of the Atlanta insurance business and FERP, FHN recognized goodwill write-offs of $8.0 million and $2.3 million, respectively, which are included in Income/losses on divestitures on the Consolidated Statements of Income. As a result of the closure of the remaining Atlanta insurance business that was excluded from the sale, there was an additional goodwill impairment of $2.3 million. FHN also recognized $.3 million of other intangible impairments related to customer lists, $.8 million of write-offs related to disposals, and additions of $.3 million.

The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2011. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized. Consistent with historical practices, FHN moved FHI's historical goodwill activity to the non-strategic segment in first quarter 2011 and moved Msaver's historical goodwill activity to the non-strategic segment in third quarter 2011.

(Dollars in thousands)	Non-Strategic	Regional Banking	Capital Markets	Total

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(84,084)	-	-	(84,084)
Accumulated divestiture related write-offs	(57,162)	-	-	(57,162)

December 31, 2008	$58,749	$36,238	$97,421	$192,408

Additions	-	-	-	-
Impairments	(16,591)	-	-	(16,591)
Divestitures	(10,289)	-	-	(10,289)

Net change in goodwill during 2009	(26,880)	-	-	(26,880)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2009	$31,869	$36,238	$97,421	$165,528

Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-

Net change in goodwill during 2010	(3,348)	-	-	(3,348)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2010	$28,521	$36,238	$97,421	$162,180

Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)

Net change in goodwill during 2011	(28,521)	-	-	(28,521)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)

December 31, 2011	$-	$36,238	$97,421	$133,659

Certain previously reported amounts have been reclassified to agree with current presentation.

Time Deposit Maturities	12 Months Ended
Dec. 31, 2011
Time Deposit Maturities [Abstract]
Time Deposit Maturities

Note 8 ❑ Time Deposit Maturities

Following is a table of maturities for time deposits outstanding on December 31, 2011, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.6 billion on December 31, 2011. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)

2012	$1,089,200
2013	226,910
2014	231,241
2015	97,106
2016	80,290
2017 and after	57,146

Total	$1,781,893

Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings

Note 9 ❑ Short-Term Borrowings

Short-term borrowings include federal funds purchased and securities sold under agreements to repurchase, trading liabilities, and other borrowed funds.

Federal funds purchased and securities sold under agreements to repurchase generally have maturities of less than 90 days. Trading liabilities, which represent short positions in securities, are generally held for less than 90 days. Other short-term borrowings have original maturities of one year or less. On December 31, 2011, capital markets trading securities with a fair value of $5.8 million were pledged to secure other short-term borrowings.

The detail of these borrowings for the years 2011, 2010, and 2009 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings

2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08

2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18

2009
Average balance	$2,486,296	$536,161	$2,662,989
Year-end balance	2,874,353	293,387	761,758
Maximum month-end outstanding	2,874,353	565,858	4,734,718
Average rate for the year	.21%	3.89%	.29%
Average rate at year-end	.17	4.13	.17

Term Borrowings	12 Months Ended
Dec. 31, 2011
Term Borrowings [Abstract]
Term Borrowings

Note 10 ❑ Term Borrowings

The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2011	2010

First Tennessee Bank National Association:
Subordinated notes (a)
Matures on January 15, 2015 – 5.05%	$338,951	$338,786
Matures on May 15, 2013 – 4.625%	264,586	273,590
Matures on April 1, 2016 – 5.65%	293,416	287,357
Bank notes (b)	-	548,950
Other collateralized borrowings – Matures on December 22, 2037 0.85% on December 31, 2011 and 0.60% on December 31, 2010 (c)	52,218	51,241
Federal Home Loan Bank borrowings (d)	2,714	2,870
First Horizon National Corporation:
Subordinated capital notes (a)
Matures on May 15, 2013 – 4.50%	105,840	109,447
Senior capital notes
Matures on December 15, 2015 – 5.375%	522,742	500,492
Subordinated notes (e)
Matures on January 6, 2027 – 8.07%	-	109,308
Matures on April 15, 2034 – 6.30%	220,072	205,883
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 – 9.50%	45,693	45,625
First Horizon ABS Trusts:
Other collateralized borrowings (f)
Matures on October 25, 2034 0.46% on December 31, 2011 and 0.42% on December 31, 2010	118,498	144,811
Matures on October 26, 2026 0.43% on December 31, 2011 and 0.39% on December 31, 2010	168,888	203,203
Matures on September 25, 2029 0.43% on December 31, 2011 and 0.39% on December 31, 2010	185,357	220,836
Matures on January 25, 2024 0.68% on December 31, 2011 and 0.67% on December 31, 2010	13,639	17,854
Matures on February 25, 2034 0.48% on December 31, 2011 and 0.47% on December 31, 2010	18,120	23,109
Matures on October 25, 2034 0.55% on December 31, 2011 and 0.54% on December 31, 2010	77,161	93,651
Matures December 2019 5.08% on December 31, 2011 and 5.00% on December 31, 2010	23,641	29,741
Matures on September 1, 2032 6.41% on December 31, 2011 and 2010	14,823	21,316
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 – 4.97%	7,301	-
Matures on February 1, 2033 – 4.97%	8,000	-

Total	$2,481,660	$3,228,070

(a)	Qualifies for total capital under the risk-based capital guidelines.

(b)	The bank notes were issued with variable interest rates and matured on February 14, 2011. These bank notes had a weighted average interest rate of 0.43 percent on December 31, 2010.

(c)	Secured by $52.2 million of trust preferred loans.

(d)

The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 19 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2011 and 2010.

(e)	See Note 11 – Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details. In 2011, FHN redeemed the subordinated notes that paid 8.07 percent.

(f)	On December 31, 2011 and 2010, borrowings secured by $640.8 million and $757.5 million, respectively, of retail real estate residential loans.

Annual principal repayment requirements

as of December 31, 2011 are as follows:

(Dollars in thousands)

2012	$158
2013	350,158
2014	158
2015	804,158
2016	250,158
2017 and after	942,758

All subordinated notes are unsecured and are subordinate to other present and future senior indebtedness. FTBNA's subordinated notes and FHN's subordinated capital notes qualify as Tier 2 capital under the risk-based capital guidelines.

Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures [Abstract]
Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures

Note 11 ❑ Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures

On March 29, 2004, FHN, through its underwriter, sold $200 million of capital securities. First Tennessee Capital II ("Capital II"), a Delaware business trust wholly owned by FHN, issued $200 million of Capital Securities, Series B at 6.30 percent. The proceeds were loaned to FHN as junior subordinated debt. FHN has, through various contractual arrangements, fully and unconditionally guaranteed all of Capital II's obligations with respect to the capital securities. The sole asset of Capital II is $206 million of junior subordinated debentures issued by FHN. These junior subordinated debentures also carry an interest rate of 6.30 percent. Both the capital securities of Capital II and the junior subordinated debentures of FHN will mature on April 15, 2034; however, FHN has the option to redeem both prior to maturity. Currently, the capital securities qualify as Tier 1 capital. Beginning in 2013, Tier 1 capital treatment for these securities will begin phasing out. On December 30, 1996, FHN, through its underwriter, sold $100 million of capital securities. First Tennessee Capital I ("Capital I"), a Delaware business trust wholly owned by FHN, issued $100 million of Capital Securities, Series A at 8.07 percent. Under regulatory capital guidelines, the capital securities qualified as Tier 1 capital. In January 2011, FHN redeemed the associated subordinate debentures and capital securities in full for a redemption price equal to the liquidation amount plus accrued and unpaid interest. FHN provided notification of the intent to redeem the debentures and capital securities in December 2010, at which point the capital securities were no longer eligible for Tier 1 capital treatment. The junior subordinated debentures are included in the Consolidated Statements of Condition in Term borrowings (see Note 10 – Term Borrowings).

Preferred Stock And Other Capital	12 Months Ended
Dec. 31, 2011
Preferred Stock And Other Capital [Abstract]
Preferred Stock And Other Capital

Note 12 ❑ Preferred Stock and Other Capital

FHN Preferred Stock and Warrant

On November 14, 2008, FHN issued and sold 866,540 preferred shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series CPP, along with a Warrant to purchase common stock. The issuance occurred in connection with, and was governed by, the Treasury Capital Purchase Program ("Capital Purchase Program") administered by the U.S. Treasury ("UST") under the Troubled Asset Relief Program ("TARP"). In connection with the issuance of the Preferred Shares, FHN also issued a Warrant to purchase 12,743,235 common shares with an exercise price of $10.20 per share. The Warrant was immediately exercisable and was set to expire ten years after issuance. As a result of the stock dividends distributed through January 1, 2011, the Warrant was adjusted to cover 14,842,321 common shares at a purchase price of $8.757 per share. On December 22, 2010, subsequent to offerings of common equity and senior debt which raised more than $750 million, FHN repurchased all of the Preferred Shares and remitted the accrued and unpaid dividends. In first quarter 2011, FHN completed the purchase and cancellation of the Warrant to purchase common stock. FHN paid the UST $79.7 million to purchase the Warrant. The UST no longer holds any securities of FHN under the Capital Purchase Program.

Subsidiary Preferred Stock

On September 14, 2000, FT Real Estate Securities Company, Inc. ("FTRESC"), an indirect subsidiary of FHN, issued 50 shares of 9.50 percent Cumulative Preferred Stock, Class B ("Class B Preferred Shares"), with a liquidation preference of $1.0 million per share. An aggregate total of 47 Class B Preferred Shares have been sold privately to nonaffiliates. These securities qualify as Tier 2 capital and are presented in the Consolidated Statements of Condition as Term borrowings. FTRESC is a real estate investment trust ("REIT") established for the purpose of acquiring, holding, and managing real estate mortgage assets. Dividends on the Class B Preferred Shares are cumulative and are payable semi-annually.

The Class B Preferred Shares are mandatorily redeemable on March 31, 2031, and redeemable at the discretion of FTRESC in the event that the Class B Preferred Shares cannot be accounted for as Tier 2 regulatory capital or there is more than an insubstantial risk that dividends paid with respect to the Class B Preferred Shares will not be fully deductible for tax purposes. They are not subject to any sinking fund and are not convertible into any other securities of FTRESC, FHN, or any of its subsidiaries. The shares are, however, automatically exchanged at the direction of the Office of the Comptroller of the Currency for preferred stock of FTBNA, having substantially the same terms as the Class B Preferred Shares in the event FTBNA becomes undercapitalized, insolvent, or in danger of becoming undercapitalized.

First Horizon Preferred Funding, LLC and First Horizon Preferred Funding II, LLC have each issued $1.0 million of Class B Preferred Shares. On December 31, 2011, 2010, and 2009, the amount of Class B Preferred Shares that are perpetual in nature that was recognized as Noncontrolling interest on the Consolidated Statements of Condition was $.3 million for all periods. The remaining balance has been eliminated in consolidation.

On March 23, 2005, FTBNA issued 300,000 shares of Class A Non-Cumulative Perpetual Preferred Stock ("Class A Preferred Stock") with a liquidation preference of $1,000 per share. These securities qualify as Tier 1 capital. On December 31, 2011, 2010, and 2009, $294.8 million of Class A Preferred Stock was recognized as Noncontrolling interest on the Consolidated Statements of Condition for all periods.

Due to the nature of the subsidiary preferred stock issued by First Horizon Preferred Funding, LLC, First Horizon Preferred Funding II, LLC, and FTBNA, all components of Other comprehensive income/(loss) included in the Consolidated Statements of Equity and Income/(loss) from discontinued operations, net of tax included in the Consolidated Statements of Income, have been attributed solely to FHN as the controlling interest holder. The component of Income from continuing operations attributable to FHN as the controlling interest holder is $122.6 million, $61.5 million, and $(246.6) million during 2011, 2010, and 2009, respectively.

Regulatory Capital And Restrictions	12 Months Ended
Dec. 31, 2011
Regulatory Capital And Restrictions [Abstract]
Regulatory Capital And Restrictions

Note 13 ❑ Regulatory Capital and Restrictions

Regulatory Capital. FHN is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on FHN's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of assets, liabilities, and certain derivatives as calculated under regulatory accounting practices must be met. Capital amounts and classification are also subject to qualitative judgment by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require FHN to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets ("Leverage"). Management believes that, as of December 31, 2011, FHN met all capital adequacy requirements to which it was subject.

The actual capital amounts and ratios of FHN and FTBNA are presented in the table below. In addition, FTBNA must also calculate its capital ratios after excluding financial subsidiaries as defined by the Gramm-Leach-Bliley Act of 1999. Based on this calculation, FTBNA's Total Capital, Tier 1 Capital, and Leverage ratios were 18.47 percent, 15.64 percent, and 12.73 percent, respectively, on December 31, 2011, and were 18.69 percent, 15.03 percent, and 11.95 percent, respectively, on December 31, 2010.

(Dollars in thousands)	First Horizon National Corporation			First Tennessee Bank National Association
	Amount		Ratio	Amount		Ratio

On December 31, 2011:
Actual:
Total Capital	$3,602,271		17.99%	$3,976,672		20.05%
Tier 1 Capital	2,850,452		14.23	3,247,268		16.37
Leverage	2,850,452		11.41	3,247,268		13.12
For Capital Adequacy Purposes:
Total Capital	1,602,113	≥	8.00	1,586,752	≥	8.00
Tier 1 Capital	801,056	≥	4.00	793,376	≥	4.00
Leverage	998,891	≥	4.00	990,281	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,983,440	≥	10.00
Tier 1 Capital				1,190,064	≥	6.00
Leverage				1,237,851	≥	5.00

On December 31, 2010:
Actual:
Total Capital	$3,749,586		18.65%	$4,032,289		20.26%
Tier 1 Capital	2,812,471		13.99	3,137,624		15.76
Leverage	2,812,471		10.96	3,137,624		12.33
For Capital Adequacy Purposes:
Total Capital	1,608,222	≥	8.00	1,592,416	≥	8.00
Tier 1 Capital	804,111	≥	4.00	796,208	≥	4.00
Leverage	1,026,597	≥	4.00	1,018,136	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,990,520	≥	10.00
Tier 1 Capital				1,194,312	≥	6.00
Leverage				1,272,670	≥	5.00

Restrictions on cash and due from banks. Under the Federal Reserve Act and Regulation D, FHN's commercial banking subsidiary is required to maintain a certain amount of cash reserves. On December 31, 2011 and 2010, FHN's required reserves were $190.7 million and $215.0 million, respectively. At the end of 2011 and 2010, this requirement was met with $142.9 million and $139.8 million in vault cash, respectively, in addition to Federal Reserve Bank deposits. Vault cash is reflected in Cash and due from banks on the Consolidated Statements of Condition and Federal Reserve Bank deposits are reflected as Interest-bearing cash.

Restrictions on dividends. Cash dividends are paid by FHN from its assets, which are mainly provided by dividends from its subsidiaries. Certain regulatory restrictions exist regarding the ability of FTBNA to transfer funds to FHN in the form of cash, dividends, loans, or advances. As of December 31, 2011, FTBNA had undivided profits of $1.2 billion, none of which was available for distribution to FHN as dividends without prior regulatory approval. At any given time, the pertinent portions of those regulatory restrictions allow FTBNA to declare preferred or common dividends without prior regulatory approval in an amount equal to FTBNA's retained net income for the two most recent completed years plus the current year to date. For any period, FTBNA's 'retained net income' generally is equal to FTBNA's regulatory net income reduced by the preferred and common dividends declared by FTBNA. Excess dividends in either of the two most recent completed years may be offset with available retained net income in the two years immediately preceding it. Applying the applicable rules, FTBNA's total amount available for dividends was negative $403.9 million at December 31, 2011 and negative $156.7 million at January 1, 2012. FHN applied for and received approval to pay a dividend to the parent company in the amount of $100 million in fourth quarter 2011. FTBNA has requested approval from the OCC to declare and pay dividends on its preferred stock outstanding payable in April 2012.

The payment of cash dividends by FHN and FTBNA may also be affected or limited by other factors, such as the requirement to maintain adequate capital above regulatory guidelines and debt covenants. Furthermore, the Federal Reserve and the OCC have issued policy statements generally requiring insured banks and bank holding companies only to pay dividends out of current operating earnings. Consequently, the decision of whether FHN will pay future dividends and the amount of dividends will be affected by current operating results.

Restrictions on intercompany transactions. Under Federal banking law, banking subsidiaries may not extend credit to the parent company in excess of 10 percent of the bank's capital stock and surplus, as defined, or $388.5 million, on December 31, 2011. The parent company had covered transactions of $.8 million from FTBNA on December 31, 2011. In addition, the aggregate amount of covered transactions with all affiliates, as defined, is limited to 20 percent of the bank's capital stock and surplus, as defined, or $776.9 million, on December 31, 2011. FTBNA's total covered transactions with all affiliates including the parent company on December 31, 2011 were $444.4 million.

Other Income And Other Expense	12 Months Ended
Dec. 31, 2011
Other Income And Other Expense [Abstract]
Other Income And Other Expense

Note 14 ❑ Other Income and Other Expense

Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2011	2010	2009

All other income and commissions:
Bankcard income	$22,388	$19,761	$20,161
Bank-owned life insurance	19,615	25,898	19,744
ATM interchange fees	13,690	14,169	11,335
Other service charges	12,182	10,368	11,619
Letter of credit fees	6,282	6,493	5,989
Electronic banking fees	6,225	7,111	6,020
Gains on extinguishment of debt	5,761	17,060	16,412
Remittance processing	931	2,008	11,765
Reinsurance fees	178	2,310	9,130
Deferred compensation (a)	(517)	3,621	7,497
Other	31,103	24,580	29,590

Total	$117,838	$133,379	$149,262

All other expense:
Losses from litigation and regulatory matters (b)	$41,279	$2,398	$3,466
Low income housing expense	20,356	22,229	22,000
Advertising and public relations	16,884	22,840	21,857
Other insurance and taxes	13,721	11,523	11,872
Travel and entertainment	8,324	9,800	8,992
Customer relations	4,908	6,994	7,777
Employee training and dues	4,770	4,634	5,048
Bank examinations costs	4,500	4,578	4,884
Supplies	3,800	4,519	4,483
Loan insurance expense (c)	2,907	(686)	7,811
Federal service fees	1,435	2,610	5,078
Other (d)(e)(f)	39,069	21,856	77,963

Total	$161,953	$113,295	$181,231

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.

(b)	2011 includes a $36.7 million litigation settlement. See Note 18 – Contingencies and Other Disclosures.

(c)	2010 includes cancellation of an HLTV insurance contract and return of $3.8 million of premiums.

(d)	Includes a portion of net charges for restructuring, repositioning, and efficiency initiatives. See Note 26.

(e)	Includes net expense reversals related to Visa litigation matters of $3.3 million, $13.0 million, and $7.0 million in 2011, 2010, and 2009, respectively.

(f)	2011 includes a $9.4 million increase in derivative liabilities associated with prior sales of Visa shares related to an expected decline in the conversion ratio for Visa class B shares.

Components Of Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2011
Components Of Other Comprehensive Income/(Loss) [Abstract]
Components Of Other Comprehensive Income/(Loss)

Note 15 ❑ Components of Other Comprehensive Income/(loss)

Following is detail of "Accumulated other comprehensive income/(loss)" as presented in the Consolidated Statements of Condition:

(Dollars in thousands)	Before-Tax Amount	Tax Benefit/ (Expense)	Accumulated Other Comprehensive Income/(Loss)

December 31, 2008	$(168,661)	$64,931	$(151,831)
Other comprehensive income:
Unrealized market adjustments on securities available for sale	34,759	(12,145)	22,614
Pension and postretirement plans:
Prior service cost arising during period	17,088	(6,259)	10,829
Net actuarial gain/(loss) arising during period (a)	6,024	(2,483)	3,541
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	1,007	(369)	638

December 31, 2009	58,878	(21,256)	(114,209)

Other comprehensive income:
Unrealized market adjustments on securities available for sale	(32,727)	12,731	(19,996)
Adjustment for net gains/(losses) included in net income	715	(278)	437
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period	(5,439)	2,014	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	15,121	(5,474)	9,647

December 31, 2010	(22,330)	8,993	(127,546)

Other comprehensive income:
Unrealized market adjustments on securities available for sale	34,748	(13,517)	21,231
Adjustment for net gains/(losses) included in net income	773	(301)	472
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303

December 31, 2011	$(3,876)	$1,266	$(130,156)

(a)	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 – Savings, Pension, and Other Employee Benefits.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 16 ❑ Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity is as follows:

(Dollars in thousands)	2011	2010	2009

Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$15,836	$(21,182)	$(170,716)
Income tax expense/(benefit) related to discontinued operations	(11,456)	(1,873)	(11,682)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	(11,251)	-
Pension and postretirement plans	(15,084)	3,460	9,111
Unrealized gains/(losses) on investment securities available for sale	13,818	(12,453)	12,145
Share-based compensation	5,771	5,577	5,701

Total	$8,885	$(37,722)	$(155,441)

The components of income tax expense/(benefit) related to continuing operations are as follows:

(Dollars in thousands)	2011	2010	2009

Current:
Federal	$(29,507)	$(219,211)	$(3,129)
State	6,196	(35,484)	6,313
Deferred:
Federal	49,254	206,962	(153,902)
State	(10,107)	26,551	(19,998)

Total	$15,836	$(21,182)	$(170,716)

Certain previously reported amounts have been reclassified to agree with current presentation.

The effective tax rates for 2011, 2010, and 2009 were 10.57 percent, (40.93) percent, and 42.05 percent, respectively. Income tax expense/(benefit) differed from the amounts computed by applying the statutory federal income tax rate to income/(loss) before income taxes because of the following:

(Dollars in thousands)	2011	2010	2009

Federal income tax rate	35%	35%	35%

Tax computed at statutory rate	$52,447	$18,114	$(142,082)
Increase/(decrease) resulting from:
State income taxes	(2,542)	(5,806)	(8,895)
BOLI – cash surrender value	(6,757)	(9,671)	(1,898)
Tax-exempt interest	(3,732)	(1,820)	(802)
Tax credits	(23,494)	(23,788)	(22,312)
Goodwill	-	-	3,205
Other	(86)	1,789	2,068

Total	$15,836	$(21,182)	$(170,716)

Certain previously reported amounts have been reclassified to agree with current presentation.

The deferred tax expense of $39.1 million for 2011 does not include a deferred tax benefit of $3.1 million included in total tax expense allocated to discontinued operations. The $3.1 million benefit was included in the DTA as of December 31, 2011.

A deferred tax asset ("DTA") or deferred tax liability ("DTL") is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN's management must believe that the realization of the DTA is more likely than not.

FHN evaluates the likelihood of realization of the $165.8 million net DTA based on both positive and negative evidence available at the time. The gross DTA is reduced by a $6.7 million valuation allowance related to state net operating losses ("NOL"). FHN's three-year cumulative loss position at December 31, 2011, is significant negative evidence in determining whether the realizability of the DTA is more likely than not. However, other than the portion of the net DTA for state NOL carryforwards, FHN believes that the negative evidence of the three-year cumulative loss is overcome by sufficient positive evidence that the DTA will ultimately be realized. The positive evidence includes several different factors. First, a significant amount of the cumulative losses occurred in businesses that FHN has exited or is in the process of exiting. Secondly, earnings from FHN's core segments (regional banking, capital markets, and corporate) have been positive in the aggregate from 2009 through 2011 and FHN forecasts substantially more taxable income in the carryforward period than needed to support the losses and credits included in the net deferred tax asset. Based on current analysis, FHN believes that its ability to realize the $165.8 million net DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2011 and 2010 were as follows:

(Dollars in thousands)	2011	2010

Deferred tax assets:
Loss reserves	$85,110	$163,746
Employee benefits	117,593	91,864
Investment in partnerships	28,260	28,317
Foreclosed property	7,580	4,139
Accrued expenses	7,148	11,107
Credit carryforwards	47,175	-
State NOL carryforwards	21,454	17,772
FIN 48 unrecognized tax benefits	13,848	15,679
Other	17,898	9,179

Gross deferred tax assets	346,066	341,803
Valuation allowance	(6,718)	(8,000)

Deferred tax assets after valuation allowances	$339,348	$333,803

Deferred tax liabilities:
Capitalized mortgage servicing rights	$38,515	$39,312
Depreciation and amortization	39,753	17,511
Federal Home Loan Bank stock	17,285	17,285
Investment in debt securities (ASC 320)	42,700	28,882
Other intangible assets	22,368	18,585
Prepaid expenses	11,520	9,695
Other	1,364	1,921

Gross deferred tax liabilities	173,505	133,191

Net deferred tax asset	$165,843	$200,612

Certain previously reported amounts have been reclassified to agree with current presentation.

The total balance of unrecognized tax benefits at December 31, 2011 and December 31, 2010, were $33.0 million and $38.4 million, respectively. FHN does not expect that unrecognized tax benefits will significantly increase or decrease within the next twelve months. FHN recognizes accrued interest and penalties related to unrecognized tax benefits as a component of tax expense. FHN had approximately $6.6 million and $7.4 million accrued for the payment of interest at December 31, 2011 and December 31, 2010, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)

Balance at December 31, 2009	$30,004
Increases related to prior year tax positions	13,725
Settlements	(291)
Lapse of statute	(5,040)

Balance at December 31, 2010	$38,398

Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)

Balance at December 31, 2011	$32,976

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 17 ❑ Earnings per Share

The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2011	2010	2009

Income/(loss) from continuing operations	$134,012	$72,935	$(235,232)
Income/(loss) from discontinued operations, net of tax	$8,618	(11,332)	(23,203)

Net income/(loss)	$142,630	$61,603	$(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402

Net income/(loss) attributable to controlling interest	$131,196	$50,201	$(269,837)
Preferred stock dividends	-	107,970	59,585

Net income/(loss) available to common shareholders	$131,196	$(57,769)	$(329,422)

Income/(loss) from continuing operations	$134,012	$72,935	$(235,232)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Preferred stock dividends	-	107,970	59,585

Net income/(loss) from continuing operations available to common shareholders	$122,578	$(46,437)	$(306,219)

The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(In thousands, except per share data)	2011	2010	2009

Weighted average common shares outstanding - basic	260,574	235,699	234,431
Effect of dilutive securities	2,287	-	-

Weighted average common shares outstanding - diluted	262,861	235,699	234,431

Earnings/(loss) per common share:	2011	2010	2009

Income/(loss) per share from continuing operations available to common shareholders	$0.47	$(0.20)	$(1.31)
Income/(loss) per share from discontinued operations, net of tax	.03	(.05)	(.10)

Net income/(loss) per share available to common shareholders	$0.50	$(0.25)	$(1.41)

Diluted earnings/(loss) per common share:

Diluted income/(loss) per share from continuing operations available to common shareholders	$0.47	$(0.20)	$(1.31)
Diluted income/(loss) per share from discontinued operations, net of tax	.03	(.05)	(.10)

Diluted income/(loss) per share available to common shareholders	$0.50	$(0.25)	$(1.41)

For the twelve months ended December 31, 2011, the dilutive effect for all potential common shares was 2.3 million. Due to the net loss attributable to common shareholders for the twelve months ended December 31, 2010, and 2009, no potentially dilutive shares were included in the loss per share calculations as including such shares would have been antidilutive. Stock options of 10.6 million, 12.3 million, and 15.6 million with weighted average exercise prices of $24.91, $27.04, and $27.48 per share for the twelve months ended December 31, 2011, 2010 and 2009, respectively, were excluded from diluted shares because including such shares would be antidilutive. Other equity awards of .6 million, 3.3 million, and 2.8 million for the twelve months ended December 31, 2011, 2010, and 2009, respectively, were excluded from diluted shares because including such shares would have been antidilutive. Additionally 14.8 million potential common shares related to the capital purchase program ("CPP") common stock warrant were excluded from the computation of diluted loss per common share for the period ended December 31, 2010 and 2009, because such shares would have been antidilutive. The warrant resulted in .7 million dilutive shares for the twelve-month period ended December 31, 2011. The CPP common stock warrant was repurchased in first quarter 2011.

Contingencies And Other Disclosures	12 Months Ended
Dec. 31, 2011
Contingencies And Other Disclosures [Abstract]
Contingencies And Other Disclosures

Note 18 ❑ Contingencies and Other Disclosures

Contingencies

General. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. Various litigation matters are threatened or pending against FHN and its subsidiaries. In view of the inherent difficulty of predicting the outcome of these matters, particularly where the claimants seek very large or indeterminate damages, or where the cases present novel legal theories or involve a large number of parties, or where claims are possible but have not been brought, FHN cannot reasonably determine what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters may be, or what the eventual loss or impact related to each matter may be. FHN establishes loss contingency liabilities for litigation matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range.

In addition, disclosure of litigation matters is provided when there is more than a slight chance of a material loss outcome for FHN in excess of currently established loss liabilities. Based on current knowledge, and after consultation with counsel, management is of the opinion that loss contingencies related to such pending litigation matters should not have a material adverse effect on the consolidated financial condition of FHN, but may be material to FHN's operating results for any particular reporting period depending, in part, on the results from that period.

Litigation – Gain Contingency. The Chapter 11 Liquidation Trustee (the "Trustee") of Sentinel Management Group, Inc. ("Sentinel") filed complaints against two subsidiaries, First Tennessee Bank National Association ("FTBNA") and FTN Financial Securities Corp. ("FTN"), and two former FTN employees. The Trustee's claims related to Sentinel's purchases of Preferred Term Securities Limited ("PreTSL") products and other securities from FTN and/or the FTN Financial Capital Markets division of FTBNA from March 2005 to August 2007. In July 2011, the parties reached an agreement to settle the dispute. Under the terms of the settlement the Trustee received a total of $38.5 million dollars. After considering the terms of the settlement, FHN recognized a pre-tax expense of $36.7 million during second quarter 2011 related to the settlement. FHN believes that certain insurance policies provide coverage for these losses and related litigation costs, subject to policy limits and applicable deductibles. The insurers have denied coverage. FHN has brought suit against the insurers to enforce the policies under Tennessee law. The case is in U.S. District Court for the Western District of Tennessee styled as First Horizon National Corporation, et al. v. Certain Underwriters at Lloyd's Syndicate Nos. 2987, et al., No. 2:11-cv-02608. In connection with this matter the previously recognized expense may be recouped in whole or in part. As to this matter FHN has determined, under applicable financial accounting guidance, that although material gain is not probable there is more than a slight chance of a material gain outcome for FHN. FHN cannot determine a probable outcome that may result from this matter because of the uncertainty of the potential outcomes of the legal proceedings and also due to significant uncertainties regarding: legal interpretation of the relevant contracts; potential remedies that might be available or awarded; and the incomplete status of the discovery process.

Litigation – Loss Contingencies. Set forth below are discussions of certain pending or threatened litigation matters. Material loss contingency matters related to litigation generally fall into one of the following categories: (i) FHN has determined material loss to be probable or has established a material loss liability in accordance with applicable financial accounting guidance, other than matters reported previously as having been substantially settled or otherwise substantially resolved; or (ii) FHN has determined that although material loss is not probable or determinable there is more than a slight chance of a material loss outcome for FHN in excess of currently established loss liabilities. At December 31, 2011, all of the matters discussed below fall into the second category. In all such matters that involve claims in active litigation, and in those matters not in litigation where possible allegations can be anticipated, FHN believes it has meritorious defenses and intends to pursue those defenses vigorously. For the foregoing reasons, in each potential loss contingency matter mentioned below except as otherwise noted, there is a more than slight chance that each of the following outcomes will occur: the plaintiff will substantially prevail; the defense will substantially prevail; the plaintiff will prevail in part; or the matter will be settled by the parties. FHN expects to reassess the liability for these matters each quarter as they progress.

Branch Sale Arbitration. Manufacturers & Traders Trust Company ("M&T") has filed an arbitration claim against FTBNA. The claim arises out of FTBNA's sale of certain branch assets to M&T in 2007. The original demand for arbitration claims that FTBNA violated its obligations to repurchase home equity lines of credit ("HELOCs") that it sold to M&T as part of the asset sale agreement. M&T alleges that the loans either are not in conformity with FTBNA's representations about them or are insured and sold due to mutual mistake or both. At this time, as a result of rulings to date, the claim has become a demand that FTBNA repurchase certain HELOCs having an original principal balance of $45.5 million. At December 31, 2011, the HELOCs at issue included loans with an unpaid principal balance of $24.3 million and also included charged-off loans of $10.1 million. These HELOCs are not included in the mortgage repurchase pipeline discussed below as potential repurchase obligations are evaluated separately based on specific facts and circumstances related to this loan sale. FHN estimates that for this matter reasonably possible losses in future periods in excess of currently established liabilities could aggregate in a range from zero to approximately $14 million. For this matter, FHN's ability to estimate reasonably possible loss is subject to significant uncertainties regarding: the potential remedies that might be available or awarded; the identity and value of assets FHN may be required to repurchase; and the unpredictable nature of the arbitration process. FHN believes it has meritorious defenses and intends to pursue those defenses vigorously.

Mortgage Securitization Litigation. Prior to September 2008 FHN originated and sold home loan products through various channels and conducted its servicing business under the First Horizon Home Loans and First Tennessee Mortgage Servicing brands. Those sales channels included the securitization of loans into pools held by trustees and the sale of the resulting securities, sometimes called "certificates," to investors. These activities are discussed in more detail below under the heading "Legacy Home Loan Sales and Servicing."

At the time this report is filed, FHN is one of multiple defendants in four lawsuits brought by investors which claim that the offering documents under which certificates were sold to them were materially deficient. The plaintiffs and venues of these suits are: (1) the Federal Housing Finance Agency ("FHFA"), as conservator for Fannie Mae and Freddie Mac, in U.S. District Court for the Southern District of New York (Case No. 11-cv-6193 (PGG)); (2) Charles Schwab Corp. in the Superior Court of San Francisco, California (Case No. 10-501610); (3) Federal Home Loan Bank of Chicago in the Circuit Court of Cook County, Illinois (Case No. 10 CH 45033); and (4) Western & Southern Life Insurance Co, among others in the Court of Common Pleas, Hamilton County, Ohio (Case No. A1105352). Two of those suits were brought in the second half of 2010, and the other two were brought in the third quarter of 2011. A fifth investor, Federal Home Loan Bank of Indianapolis, filed a suit against FHN and others in 2010 but withdrew the suit as to FHN in July 2011. The plaintiffs in the pending suits claim to have purchased a total of $1.1 billion of certificates in twelve separate securitizations related to FHN and demand that FHN repurchase their investments, or answer in damages or rescission, among other remedies sought. If FHN were to repurchase certificates, it would recognize as a loss the difference between the amount paid (adjusted for any related litigation reserve previously established) and the fair value of the certificates at that time.

Details concerning the original purchase amounts of the investments at issue are set forth below. "Senior" and "Junior" refer to the ranking of the investments in broad terms; in many cases the securitization provided for sub-classifications within the Senior or Junior groups.

(Dollars in thousands)	Alt-A		Jumbo
	Senior	Junior	Senior	Junior

Vintage
2005 (a)	$643,751	$-	$60,000	$-
2006 (a)	230,020	-	84,659	9,793
2007	5,050	-	50,000	7,084

Total	$878,821	$-	$194,659	$16,877

(a)	Senior Alt-A mortgage loans for 2005 and 2006 represent amounts which are the subject of the FHFA litigation.

The original purchase amounts reported in this table do not reflect the cumulative amounts of principal and interest distributions received by investors over the past four to six years. Such receipts generally would diminish any recovery a plaintiff might obtain.

Information on the performance of the securitizations is available in monthly reports published by the trustee for the securitization trusts. Based on these reports, the ending certificate balance of the investments which are the subject of the four lawsuits was $516.2 million as of the December 27, 2011 trust statements. Within that total, the ending certificate balance of the investments which are the subject of the FHFA lawsuit was $371.0 million, with approximately 80 percent performing. Additionally, cumulative losses reported on the December 27, 2011 trust statements represent 4 percent of the original UPB. Ending certificate balances reflect the remaining principal balance on the certificates, after the monthly principal and interest distributions. Any such losses could be part of any recovery from FHN. Losses are often reported based on all of the certificates within a pool or group, which limits FHN's ability to ascertain losses at the level of an investor's specific certificate.

Although these suits are in early stages, FHN intends to defend itself vigorously. For these matters, FHN's ability to estimate reasonably possible loss is subject to significant uncertainties regarding: claims as to which the claimant specifies no dollar amount; the potential remedies that might be available or awarded; the availability of significantly dispositive defenses such as statutes of limitations or repose; the outcome of potentially dispositive early-stage motions such as motions to dismiss; the identity and value of assets FHN may be required to repurchase for those claims seeking asset repurchase; the incomplete status of the discovery process; the lack of a precise statement of damages; and lack of precedent claims.

As discussed under "Legacy Home Loan Sales and Servicing," similar claims may be pursued by other investors, and loan repurchase, make-whole, or indemnity claims may be pursued by securitization trustees or others. At December 31, 2011, FHN had not recognized a liability for exposure for investment rescission or damages arising from the foregoing or other potential claims by investors that the offering documents under which the loans were securitized were materially deficient, nor for exposure for repurchase of loans arising from potential claims that FHN breached its representations and warranties made in securitizations at closing.

Debit Transaction Sequencing Matter. In September 2011, FTBNA became a defendant in a putative class action lawsuit concerning overdraft fees charged in connection with debit card transactions. A key claim is that the method used to order or sequence the transactions posted each day was improper. The plaintiff seeks actual damages of at least $5 million, unspecified restitution of fees charged, and unspecified punitive damages, among other things. FHN is unable to estimate a range of reasonably possible loss due to significant uncertainties regarding: whether a class will be certified and, if so, the definition of the class; claims as to which no dollar amount is specified; the potential remedies that might be available or awarded; the outcome of potentially dispositive early-stage motions such as motions to dismiss; and the lack of discovery. FHN is aware that claims which appear to be somewhat similar have been brought against other financial institutions. Although this suit is in a very early stage making an assessment of it impossible, FHN intends to defend itself vigorously.

Legal Settlement Process – Mortgage Repurchase Pipeline. For several years FHN has received claims from government sponsored enterprises ("GSEs"), mortgage insurers, and others that FHN breached certain representations and warranties made in connection with whole-loan sales prior to September 2008. Generally such claims demand that FHN repurchase the loans or otherwise make the purchaser whole. FHN analyzes these claims using a pipeline and reserve approach. Generally FHN reviews each claim in the pipeline and either offers to satisfy the claim or rejects the claim by asking the claimant to rescind it. FHN has established a material liability for claims currently in the pipeline. As of December 31, 2011 none of these matters had been become active litigation. These matters are discussed under "Legacy Home Loan Sales and Servicing."

Other Litigation Matters

A shareholder, Cranston Reid, has filed a putative derivative lawsuit in the U.S. District Court for the Western District of Tennessee, Western Division (Case No. 2:10cv02413-STA-cgc) against various former and current officers and directors of FHN. FHN is named as a nominal defendant, though no relief is sought against it. The complaint alleges the following causes of action: breach of fiduciary duty, abuse of control, gross mismanagement, and unjust enrichment. The claimed breach of fiduciary duty and other causes of action stem from a number of alleged events, including: certain litigation matters, both pending and previously disposed, unrelated to this plaintiff; certain matters that allegedly could become litigation matters, unrelated to this plaintiff; a matter that previously had been investigated and concluded, unrelated to this plaintiff; and an alleged general use of allegedly unlawful and high-risk banking practices. In March 2011 the court dismissed all claims. The plaintiff has appealed the dismissal. FHN continues to believe the defendants have meritorious defenses to this complaint – including that the complaint fails to state any legally cognizable claim – and intends to advance those defenses vigorously on appeal. Based on the circumstances of this matter, FHN believes it is not reasonably possible for this matter to result in a material financial loss for FHN.

Legacy Home Loan Sales and Servicing

Overview. Prior to September 2008, as a means to provide liquidity for its legacy mortgage banking business, FHN originated loans through its legacy mortgage business, primarily first lien home loans, with the intention of selling them. Some government-insured and government-guaranteed loans were originated with credit recourse retained by FHN and some other mortgages were originated to be held, but predominantly mortgage loans were intended to be sold without recourse for credit default. Sales typically were effected either as non-recourse whole loan sales or through non-recourse proprietary securitizations. Conventional conforming and federally insured single-family residential mortgage loans were sold predominately to GSEs such as the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), or the Government National Mortgage Association ("Ginnie Mae" or "GNMA"). Many mortgage loan originations, especially those that did not meet criteria for whole loan sales to GSEs (nonconforming mortgage loans), were sold to investors, or certificate-holders, predominantly through proprietary securitizations but also, to a lesser extent, through whole loan sales to private non-GSE purchasers. In addition, FHN originated with the intent to sell and sold HELOCs and second lien mortgages through whole loan sales to private purchasers and, to a lesser extent, through proprietary securitizations.

Regarding these past loan sale activities, FHN has exposure to potential loss primarily through two avenues. First, purchasers of these mortgage loans may request that FHN repurchase loans or make the purchaser whole for economic losses incurred if it is determined that FHN violated certain contractual representations and warranties made at the time of these sales. Contractual representations and warranties differ based on deal structure and counterparty. For whole-loan sales, a claimant generally would be the purchaser. For securitizations, a repurchase claimant generally would be a trustee. Second, investors in securitizations may attempt to achieve rescission of their investments or damages through litigation by claiming that the applicable offering documents were materially deficient. In addition, overlaying these avenues: some of the loans that were sold or securitized were insured and the insurance carrier may seek repurchase or make-whole remedies by claiming that FHN violated certain contractual representations and warranties made in connection with the insurance contract; and, some of the loans sold to non-GSE whole-loan purchasers were included in securitizations of the purchasers, and the purchasers may seek indemnification. In some cases FHN retains the servicing of the loans sold or securitized and so has substantial visibility into the status of the loans; in many cases FHN does not retain servicing and has very limited or no such visibility.

From 2005 through 2008, FHN originated and sold $69.5 billion of mortgage loans without recourse to GSEs. Although additional GSE sales occurred in earlier years, a substantial majority of GSE repurchase requests have come from that period. In addition, from 2000 through 2007, FHN securitized $47.0 billion of mortgage loans without recourse in proprietary transactions. Of the amount originally securitized, $36.7 billion relates to securitization trusts that are still active; approximately 30 securitization trusts have been terminated due to clean-up calls exercised by FHN. A clean-up call is allowed when the unpaid principal balance falls to a low level. The exercise of a clean-up call results in termination of the pooling and servicing agreement and reacquisition by FHN of the related outstanding mortgage loans.

On August 31, 2008 FHN sold its national mortgage and servicing platforms along with a portion of its servicing assets and obligations. This is sometimes referred to as the "2008 sale," the "2008 divestiture," the "platform sale," or other similar words. FHN contracted with the purchaser to have its remaining servicing obligations sub-serviced by the purchaser through August 2011.

Loans Sold With Full or Limited Recourse. Although not a substantial part of FHN's former business, FHN sold certain agency mortgage loans with full recourse under agreements to repurchase the loans upon default. Loans sold with full recourse generally include mortgage loans sold to investors in the secondary market which are uninsurable under government guaranteed mortgage loan programs due to issues associated with underwriting activities, documentation, or other concerns. For mortgage insured single-family residential loans, in the event of borrower nonperformance, FHN would assume losses to the extent they exceed the value of the collateral and private mortgage insurance, the Federal Housing Administration ("FHA") insurance, or the Veteran's Administration ("VA") guaranty. On December 31, 2011 and 2010, the current UPB of single-family residential loans that were sold on a full recourse basis with servicing retained was $45.3 million and $58.4 million, respectively.

Loans sold with limited recourse include loans sold under government guaranteed mortgage loan programs including the FHA and VA. FHN may absorb losses due to uncollected interest and foreclosure costs but has limited risk of credit losses in the event of foreclosure of the mortgage loan sold. Generally, the amount of recourse liability in the event of foreclosure is determined based upon the respective government program and/or the sale or disposal of the foreclosed property collateralizing the mortgage loan. Another instance of limited recourse is the VA/No bid. In this case, the VA guarantee is limited and FHN may be required to fund any deficiency in excess of the VA guarantee if the loan goes to foreclosure.

FHN also has potential loss exposure from claims that FHN violated FHA or VA technical requirements related to the origination of the loans. Unless otherwise noted, the remaining discussion under this section, "Legacy Home Loan Sales and Servicing," excludes information concerning full or limited recourse loan sales.

GSE Whole Loan Sales. Substantially all of the conforming mortgage loans were sold to GSEs such as Ginnie Mae for federally insured loans and Fannie Mae and Freddie Mac for conventional loans. Each GSE has specific guidelines and criteria for sellers and servicers of loans backing their respective securities, and the risk of credit loss with regard to the principal amount of the loans sold was generally transferred to the GSEs upon sale.

Generally these loans were sold without recourse for credit loss. However, if it is determined that the loans sold were in breach of representations or warranties required by the GSE and made by FHN at the time of sale, FHN has obligations to either repurchase the loan for the UPB or make the purchaser whole for the economic loss incurred by the purchaser of such loan. Such representations and warranties required by the GSEs typically include those made regarding the existence and sufficiency of file documentation and the absence of fraud by borrowers or other third parties such as appraisers in connection with obtaining the loan.

At the time of sale, FHN retained servicing rights for a majority of these mortgage loans sold. However, FHN has since sold (through the 2008 divestiture and bulk sales) servicing rights on a significant amount of the loans that were sold to GSEs. As of December 31, 2011, the original and current UPB of loans sold to GSEs from 2005 and 2008 that FHN continues to service was $6.7 billion and $6.1 billion, respectively. A substantial amount of FHN's existing repurchase obligations from outstanding requests relate to conforming conventional mortgage loans that were sold to GSEs. Since the divestiture of the national mortgage banking business in third quarter 2008 through December 31, 2011, GSEs (primarily Fannie Mae and Freddie Mac) have accounted for the vast majority of repurchase/make-whole claims received.

Proprietary Mortgage Securitizations. FHN originated and sold certain non-agency, nonconforming mortgage loans, Jumbo and Alternative-A ("Alt A") first lien mortgage loans, to private investors through over 140 proprietary securitization trusts. Over 110 of these proprietary securitization trusts were active as of December 31, 2011. Securitized loans generally were sold indirectly to investors as interests, commonly known as certificates, in trusts or other vehicles. The certificates were sold to a variety of investors, including GSEs in some cases, through securities offerings under a prospectus or other offering documents. In most cases, the certificates were tiered into different risk classes, with junior classes exposed to trust losses first and senior classes exposed only after junior classes were exhausted. Unlike servicing on loans sold to GSEs, FHN still services substantially all of the remaining loans sold through proprietary securitizations. As of December 31, 2011, the remaining UPB in active proprietary securitizations was $12.0 billion consisting of $7.2 billion Alt-A mortgage loans and $4.8 billion Jumbo mortgage loans. Representations and warranties were made to the trustee for the benefit of investors. As such, FHN has exposure for repurchase of loans arising from claims that FHN breached its representations and warranties made at closing, and exposure for investment rescission or damages arising from claims by investors that the offering documents under which the loans were securitized were materially deficient. As of December 31, 2011, the repurchase request pipeline contained no repurchase requests related to first lien proprietary mortgage securitizations based on representations and warranties.

Unlike loans sold to GSEs, contractual representations and warranties for proprietary first lien mortgage securitizations do not include specific representations regarding the absence of third party fraud or negligence in the underwriting or origination of the mortgage loans. Securitization documents typically provide the investors with a right to request that the trustee investigate and initiate repurchase of a mortgage loan if FHN breached certain representations and warranties made at the time the securitization closed and such breach materially and adversely affects the interests of the investors in such mortgage loan. However, the securitization documents do not require the trustee to make an investigation into the facts or matters stated in any request or notice unless requested in writing to do so by the holders of certificates evidencing not less than 25 percent of the voting rights allocated to each class of certificates. The certificate holders may also be required to indemnify the trustee for its costs related to investigations made in connection with repurchase actions. FHN has no knowledge of any investor requests to the trustee to investigate mortgage loans for possible breach of representations and warranties. GSEs were among the purchasers of certificates in securitizations. As such, they are entitled to the benefits of the same representations and warranties as other investors. However, the GSEs, acting through their conservator under federal law, are permitted to undertake, independently of other investors, reviews of FHN's mortgage loan origination and servicing files. Such reviews are commenced using a subpoena process. If, because of such reviews, the GSEs determine there has been a breach of a representation or warranty that has had a material and adverse affect on the interests of the investors in any mortgage loan, the GSEs may seek to enforce a repurchase obligation against FHN. Certain other government entities have asserted a similar right of review not generally available to other investors. As discussed in more detail below, FHN has received several such subpoenas.

Also unlike loans sold to GSEs through nonrecourse whole loan sales, interests in securitized loans were sold as securities under prospectuses or other offering documents subject to the disclosure requirements of applicable federal and state securities laws. As an alternative to pursuing a claim for breach of representations and warranties through the trustee as mentioned above, investors could pursue (and in certain cases mentioned below, are pursuing) a claim alleging that the prospectus or other disclosure documents were deficient by containing materially false or misleading information or by omitting material information. Claims for such disclosure deficiencies typically could be brought under applicable federal or state securities statutes, and the statutory remedies typically could include rescission of the investment or monetary damages measured in relation to the original investment made. Any such statutory claim would be subject to applicable limitation periods and other statutory defenses. If a plaintiff properly made and proved its allegations, the plaintiff might attempt to claim that damages could include loss of market value on the investment even if there were little or no credit loss in the underlying loans. Claims based on alleged disclosure deficiencies also could be brought as traditional fraud or negligence claims with a wider scope of damages possible. Each investor could bring such a claim individually, without acting through the trustee to pursue a claim for breach of representations and warranties, and investors could attempt joint claims or attempt to pursue claims on a class-action basis. Claims of this sort are likely to be resolved in a litigation context in most cases, unlike most of the GSE repurchase requests. The analysis of loss content and establishment of appropriate liabilities in those cases would follow principles and practices associated with litigation matters, including an analysis of available procedural and substantive defenses in each particular case, a determination whether material loss is probable, and (if so) an estimation of the amount of ultimate loss, if any can be estimated. FHN expects most litigation claims to take much longer to resolve than repurchase requests typically have taken.

None of FHN's proprietary first lien securitizations involved the use of monoline insurance for the benefit of all classes of security holders. Monoline insurance is a form of credit enhancement provided to a securitization by a third party insurer. Subject to the terms and conditions of the policy, the insurer guarantees payments of accrued interest and principal due to the investors. In certain limited situations, insurance was provided for a specific senior retail class of holders within individual securitizations. The aggregate insured certificates totaled $128.4 million of original certificate balance. FHN's exercise of cleanup calls contained some of these insured certificates; therefore, the original certificate balance of insured certificates related to active securitization trusts was $103.4 million as of December 31, 2011. The trustee statement dated December 27, 2011 reported to FHN that the remaining outstanding certificate balance for these classes was $97.7 million. FHN understands that some monoline insurers have commenced lawsuits against others in the industry seeking to rescind policies of this sort due to alleged misrepresentations as to the quality of the loan portfolio insured. FHN has not received notice of a lawsuit from the monoline insurers of the senior retail level classes.

Four agencies acting on behalf of several purchasers of securitizations have subpoenaed information from FHN and others. In 2009 FHN was subpoenaed by the federal regulator of credit unions, the National Credit Union Administration ("NCUA"), related to securitization investments by two federal credit unions. There has been little communication with FHN associated with this matter recently. FHN has been subpoenaed by the FHFA acting as conservator for Fannie Mae and Freddie Mac related to securitization investments by those institutions. In addition, the Federal Home Loan Bank of San Francisco has subpoenaed FHN for purposes of a loan origination review related to certain of its securitization investments. Collectively, the NCUA, FHFA and FHLB San Francisco subpoenas seek information concerning twelve first lien securitizations and three HELOC securitizations originated by FHN during the years 2005 and 2006. In addition, the FDIC acting on behalf of certain failed banks has also subpoenaed FHN related to securitizations investments by those institutions.

The FDIC and FHLB San Francisco subpoenas also concern loans sold to non-GSE purchasers on a whole-loan basis which were included by those purchasers in other securitizations. FHN did not participate in those securitizations. The FDIC subpoena fails to identify the specific investments (called certificates) made by the failed banks. FHN therefore is unable to identify the loans under review or the dollar amounts involved in the FDIC and FHLB San Francisco subpoenas. The FHFA subpoena overlaps substantially with the ongoing litigation matter mentioned above under "Litigation – Loss Contingencies" but does cover an additional securitization.

These subpoenas relate to ongoing reviews which ultimately could result in claims against FHN. The original and current (as of the December 27, 2011 trust statements) combined first lien certificate balances of the related pools in which the two credit unions invested, were $321.6 million and $155.3 million, respectively. The original and current (as of the December 27, 2011 trust statements) combined HELOC certificate balances of the related pools in which the credit unions invested were $299.8 million and $118.4 million. The original and current certificate balances of the pool in which the FHLB SF invested are $601.1 million and $209.7 million respectively. There are limitations as to FHN's knowledge of the amount of investments made that are subject to the FDIC subpoena. As mentioned above, FHN does not know which pools or what portions of those pools the institutions represented by the FDIC purchased. Since the reviews at this time are neither repurchase claims nor litigation, the associated loans are not considered part of the repurchase pipeline.

Other Proprietary Securitizations. FHN also originated and sold home equity lines and second lien loans through seven proprietary securitization trusts, six of which related to HELOC loans. Each trust issued notes backed by these loans and publicly offered the asset-backed notes to investors pursuant to a prospectus. FHN services all of the loans backing the notes in these proprietary securitizations pursuant to the terms of the sale and servicing agreements. The Trustee statements dated December 27, 2011, reported that the cumulative original and current outstanding note balances of the six HELOC securitizations were $2.5 billion and $.6 billion, respectively. The original and current outstanding balance of the closed-end second lien securitization was $236.3 million and $23.6 million, respectively.

These seven securitization trusts have been consolidated by FHN in accordance with Generally Accepted Accounting Principles. Consequently, these loans and the associated credit risk are reflected in FHN's consolidated financial statements. As of December 31, 2011, the loans and associated ALLL are reflected as "restricted" on the Consolidated Statements of Condition.

The asset-backed notes issued in the six HELOC securitizations were "wrapped" by monoline insurers. FHN understands that some monoline insurers have commenced lawsuits against other originators of asset-backed securities seeking to cancel policies of this sort due to alleged misrepresentations as to the quality of the loan portfolio insured. FHN has not received notice from a monoline insurer of any such lawsuit. The monoline insurers also have certain contractual rights to pursue repurchase and indemnification. In response to unreimbursed insurance draws resulting from insufficient remittances to investors, the monoline insurer of two of FHN's HELOC securitizations exercised its rights to review the performance of these HELOC securitizations and, with respect to charged off loans, to review loan origination and servicing files, underwriting guidelines, and payment histories. During third and fourth quarters of 2011, the insurer began requesting indemnification and repurchase of specific loans based on the review. Also, the monoline insurer and FHN have entered into an agreement to negotiate the transfer of servicing of some or all of the HELOC loans to a servicer that specializes in collections and recoveries. Because the underlying loans and their associated loss content are recorded on FHN's balance sheet, FHN reviews the portfolio each quarter for inherent loss and has established reserves for loss content. For that reason, FHN does not include these requests in the repurchase pipeline reported for first lien mortgages, and FHN believes that any ultimate cash payouts related to these loans are unlikely to have any material impact upon FHN's financial results as such payouts would be reflected as reductions to the existing balance of restricted term borrowings. Additionally, advances made by monoline insurers for the benefit of security holders have been recognized within restricted term borrowings in the Consolidated Statements of Condition (as the insurers have a higher priority to cash flows from the securitization trusts than FHN).

Other Whole Loan Sales. FHN has sold first lien mortgages without recourse through whole loan sales to non-GSE purchasers. As of December 31, 2011, 1 percent of repurchase/make-whole claims relate to private whole loan sales. These claims are included in FHN's liability methodology and the assessment of the adequacy of the repurchase and foreclosure liability. In addition, a portion of these loans were included by the purchasers in securitizations as to which FHN did not participate. Although FHN has no direct exposure to investors in such securitizations, FHN did make contractual representations and warranties to the loan purchasers, including indemnity covenants for certain losses and expenses caused by FHN's breach. FHN has received indemnification requests from UBS Securities LLC, Credit Suisse Securities (USA) LLC (formerly Credit Suisse First Boston LLC), and Citigroup (CGMI, CGMRC and CMLTI).

Private Mortgage Insurance. Private mortgage insurance ("MI") was required by GSE rules for certain of the loans sold to GSEs and was also provided for certain of the loans that were securitized. MI generally was provided for the first lien loans sold or securitized having a loan-to-value ratio at origination of greater than 80 percent. Although unresolved MI cancellation notices are not formal repurchase requests, FHN includes these in the active repurchase request pipeline when analyzing and estimating loss content in relation to the loans sold to GSEs. For purposes of estimating loss content, FHN also considers reviewed MI cancellation notices where coverage has been cancelled for all loan sales and securitizations. In determining the adequacy of the repurchase reserve, FHN considered $330.1 million in UPB of loans sold where MI coverage was cancelled for all loan sales and securitizations as of December 31, 2011 compared to $124.3 million in 2010. To date, a majority of MI cancellation notices have involved loans sold to GSEs. At December 31, 2011, all estimated loss content arising from MI cancellation matters related to loans sold to GSEs.

Established Repurchase Liability. Based on its experience to date, FHN has evaluated its loan repurchase exposure as mentioned above and has accrued for losses of $167.4 million and $185.4 million as of December 31, 2011 and 2010, respectively. A vast majority of this liability relates to obligations associated with the sale of first lien mortgages to GSEs through the legacy mortgage banking business. Accrued liabilities for FHN's estimate of these obligations are reflected in Other liabilities on the Consolidated Statements of Condition. Charges to increase the liability are included within Repurchase and foreclosure provision on the Consolidated Statements of Income.

Servicing and Foreclosure Practices. FHN services a predominately first lien mortgage loan portfolio with an unpaid principal balance of approximately $24 billion as of December 31, 2011. A substantial portion of the first lien portfolio is serviced through a subservicer. The first lien portfolio is held primarily by Fannie Mae and private security holders, with less significant portions held by Ginnie Mae and Freddie Mac. In connection with its servicing activities, FHN collects and remits the principal and interest payments on the underlying loans for the account of the appropriate investor. In the event of delinquency or non- payment on a loan in a private or agency securitization: (1) the terms of the private securities agreements generally require FHN, as servicer, to continue to make monthly advances of principal and interest ("P&I") to the trustee for the benefit of the investors; and (2) the terms of the majority of the agency agreements may require the servicer to make advances of P&I, or in certain circumstances to repurchase the loan out of the trust pool. In the event payments are ultimately made by FHN to satisfy this obligation, P&I advances and servicer advances are recoverable from: (1) the liquidation proceeds of the property securing the loan, in the case of private securitizations and (2) the proceeds of the foreclosure sale by the government agency, in the case of government agency-owned loans. As of December 31, 2011 and 2010, FHN has recognized servicing and P&I advances of $345.9 million and $262.5 million, respectively. Servicing and P&I advances are included in Other assets on the Consolidated Statements of Condition.

FHN is subject to losses in its loan servicing portfolio due to loan foreclosures. Foreclosure exposure arises from certain government agency agreements which limit the agency's repayment guarantees on foreclosed loans, resulting in losses to the servicer. Foreclosure exposure also includes real estate costs, marketing costs, and costs to maintain properties, especially during protracted resale periods in geographic areas of the country negatively impacted by declining home values.

In recent years governmental officials and agencies have scrutinized industry foreclosure practices, particularly in judicial foreclosure states. The initial focus on judicial foreclosure practices of financial institutions nationwide has expanded to include non-judicial foreclosure and loss mitigation practices including the effective coordination by servicers of foreclosure and loss mitigation activities, which could impact FHN through increased operational and legal costs. By the end of 2010, FHN had reviewed its processes relating to foreclosure on loans it owns and services and no material issues were identified. FHN has continued to review and revise, as appropriate, its foreclosure processes in coordination with loss mitigation practices and to continue to monitor these processes with the goal of conforming them to changing servicing requirements.

FHN's national mortgage and servicing platforms were sold in August 2008 and the related servicing activities, including foreclosure and loss mitigation practices, of the still-owned portion of FHN's mortgage servicing portfolio was outsourced through a three year subservicing arrangement (the "2008 subservicing agreement") with the platform buyer (the "2008 subservicer"). The 2008 subservicing agreement expired in August 2011. In 2011, FHN entered into a replacement agreement with a new subservicer (the "2011 subservicer").

By the end of first quarter 2011, federal banking regulators had completed examinations of foreclosure and loss mitigation practices of large, federally regulated mortgage servicers, including FHN's 2008 subservicer. Regulators have entered into consent decrees with several of the institutions requiring comprehensive revision of loan modification and foreclosure processes, including the remediation of borrowers that have experienced financial harm. The 2008 subservicer is subject to a consent decree and has advised FHN that it has implemented or is in the process of implementing the new standards. In accordance with the terms of the consent decree, the 2008 subservicer had commenced an independent third party assessment of its foreclosure processes and is participating in a regulator-prescribed foreclosure claims review process. As a result of the above examinations, in June 2011 the OCC issued Supervisory Guidance relating to Foreclosure Management setting forth the OCC's expectations for the oversight and management of mortgage foreclosure activities for national banks, and requiring self-assessments of foreclosure management practices including compliance with legal requirements, and testing and file reviews. FHN has reviewed the Supervisory Guidance and utilized a third party consultant to assist in its self-assessment of its foreclosure management process relating to all its mortgage servicing, including that conducted by the 2011 subservicer. The assessment was completed in the fourth quarter of 2011; FHN is reviewing the results and collecting additional data. Also in connection with the 2008 subservicer's third party assessment process, FHN and its 2011 subservicer will cooperate with the 2008 subservicer to identify and correct any servicing deficiencies in foreclosure or loss mitigation that might impact FHN's subserviced loans.

Under FHN's 2008 subservicing agreement, the 2008 subservicer had the contractual right to follow FHN's prior servicing practices as they existed 180 days prior to August 2008 until the 2008 subservicer became aware that such practices did not comply with applicable servicing requirements, subject to subservicer's obligation to follow accepted servicing practices, applicable law, and new requirements, including evolving interpretations of such practices, law and requirements. FHN cannot predict the amount of additional operating costs related to foreclosure delays, including required process changes, increased default services, extended periods of servicing advances and the recoverability of such advances, legal expenses, or other costs that may be incurred as a result of the internal reviews or external actions. In the event of a dispute such as that described below between FHN and 2008 subservicer over any liabilities for subservicer's servicing and management of foreclosure or loss mitigation processes, FHN cannot predict the costs that may be incurred.

FHN's 2008 subservicer has presented invoices and made demands under the 2008 subservicing agreement that FHN pay certain costs related to tax service contracts in connection with FHN's transfer of subservicing to its 2011 subservicer in the amount of $5.8 million. The 2008 subservicer also is seeking reimbursement for expenditures the 2008 subservicer has or anticipates it will incur under the consent decree and supervisory guidance relating to foreclosure review (collectively, "foreclosure review"), alleging that FHN has an implied agreement to participate in and share in such cost. The foreclosure review expenditures for which the 2008 subservicer presently seeks reimbursement is approximately $7.4 million. The 2008 subservicer has indicated that additional reimbursement requests will be made as the foreclosure review continues. FHN disputes that it has any responsibility or liability for either demand under the 2008 subservicing agreement or otherwise. In the event that the 2008 subservicer pursues its position through litigation, FHN believes it has meritorious defenses and intends to defend itself vigorously.

Other Disclosures – Visa Matters. FHN is a member of the Visa USA network. On October 3, 2007, the Visa organization of affiliated entities completed a series of global restructuring transactions to combine its affiliated operating companies, including Visa USA, under a single holding company, Visa Inc. ("Visa"). Upon completion of the reorganization, the members of the Visa USA network remained contingently liable for certain Visa litigation matters. Based on its proportionate membership share of Visa USA, FHN recognized a contingent liability in fourth quarter 2007 related to this contingent obligation. In March 2008, Visa completed its initial public offering ("IPO") and funded an escrow account from its IPO proceeds to be used to make payments related to the Visa litigation matters. FHN received approximately 2.4 million Class B shares in conjunction with Visa's IPO.

FHN's Visa shares are included in the Consolidated Statements of Condition at their historical cost of $0. Conversion of these shares into class A shares of Visa and, with limited exceptions, transfer of these shares is restricted until the later of the third anniversary of the IPO or the final resolution of the covered litigation. As a result of Visa's escrow funding in December 2011, the conversion ratio was reduced to 43 percent in February 2012, effective as of December 29, 2011. Future funding of the escrow will dilute this exchange rate by an amount that is yet to be determined.

In conjunction with the sale of 440,000 of its Visa class B shares in December 2010, FHN and the purchaser entered into a derivative transaction whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa class B shares into Visa class A shares is adjusted. FHN determined that the initial fair value of the derivative was equal to a pro rata portion of the previously accrued contingent liability for Visa litigation matters attributable to the Visa class B shares sold in 2010. This amount was determined to be a liability of $1.0 million as of December 31, 2010. In March 2011, Visa deposited an additional $400 million into the escrow account. Accordingly, FHN reduced its contingent liability by $3.3 million to $1.4 million through a credit to noninterest expense in first quarter 2011. The associated decline in the conversion ratio resulted in FHN making a payment to the counterparty of $.7 million in second quarter 2011. As a result of the expected decline in the conversion ratio of the Visa Class B shares sold, FHN increased the derivative liability to $3.9 million as of December 31, 2011.

In September 2011, FHN sold 895,000 of its Visa Class B shares. In conjunction with this sale, FHN also entered into a derivative transaction with this purchaser, where the fair value will fluctuate with changes in the conversion ratio. FHN determined that the initial fair value of this derivative, and value as of September 30, 2011, was a liability of $2.5 million. The derivative liability was increased to $8.0 million as of December 31, 2011, as a result of the expected decline in the conversion ratio due to Visa's December 2011 escrow funding.

FHN now holds approximately 1.1 million Visa Class B shares.

Other Disclosures – Company Owned Life Insurance. FHN has purchased life insurance on certain of its employees and is the beneficiary on these policies. On December 31, 2011, the cash surrender value of these policies, which is included in Other assets on the Consolidated Statements of Condition, was $657.5 million. There are restrictions on $35.9 million of the proceeds from these benefits which relate to certain compensation plans. FHN has not borrowed against the cash surrender value of these policies.

Other Disclosures – Indemnification Agreements and Guarantees. In the ordinary course of business, FHN enters into indemnification agreements for legal proceedings against its directors and officers and standard representations and warranties for underwriting agreements, merger and acquisition agreements, loan sales, contractual commitments, and various other business transactions or arrangements. The extent of FHN's obligations under these agreements depends upon the occurrence of future events; therefore, it is not possible to estimate a maximum potential amount of payouts that could be required with such agreements.

Pension, Savings, And Other Employee Benefits	12 Months Ended
Dec. 31, 2011
Pension, Savings, And Other Employee Benefits [Abstract]
Pension, Savings, And Other Employee Benefits

Note 19  ❑  Pension, Savings, and Other Employee Benefits

Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. The contributions are based upon actuarially determined amounts necessary to fund the total benefit obligation. FHN did not make any contributions to the qualified pension plan in 2011. Future decisions will be based upon pension funding requirements under the Pension Protection Act, the maximum deductible under the Internal Revenue Code, and the actual performance of plan assets. Management has assessed the need for future fund contributions, and does not currently anticipate that FHN will make a contribution to the qualified pension plan in 2012.

FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the pension plan have been limited. These other non-qualified pension plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Contributions to non-qualified plans were $3.8 million for 2011 and $4.5 million for 2010. FHN anticipates making a $9.0 million contribution in 2012.

In 2009, FHN's Board of Directors determined that the accrual of benefits under the qualified pension plan and the supplemental retirement plan would cease as of December 31, 2012. After that date, employees currently in the pension plan, and those currently in the Employee Non-voluntary Elective Contribution ("ENEC") program, will be able to participate in the FHN savings plan with a profit sharing feature and an increased company match rate. After that time, pension status will not affect a person's ability to participate in any savings plan feature.

Savings plan. FHN has a qualified defined contribution plan that covers substantially all employees. Under this plan, employees can invest their money in any of the available investment funds and receive a company match of $.50 for each $1.00 invested up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations. Following the discontinuance of the accrual of benefits under the qualified pension plan as of December 31, 2012, an increased company match rate of $1.00 for each $1.00 invested will be received up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations. The company match contribution initially is invested in company stock. The savings plan also allows employees to invest in a non-leveraged employee stock ownership plan ("ESOP"). Cash dividends on shares held by the ESOP are charged to retained earnings and the shares are considered outstanding in computing earnings per share. The number of allocated shares held by the ESOP totaled 11,082,431 on December 31, 2011.

FHN also provides "flexible dollars" to assist employees with the cost of annual benefits and/or allows the employee to contribute to his or her qualified savings plan. These "flexible dollars" are pre-tax contributions and are based upon the employees' years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $17.1 million for 2011 and $18.3 million for both 2010 and 2009.

The ENEC program was added under the FHN savings plan and is provided only to employees who are not eligible for the pension plan. With the ENEC program, FHN will generally make contributions to eligible employees' savings plan accounts based upon company performance. Contribution amounts will be a percentage of each employee's base salary (as defined in the savings plan) earned the prior year. FHN contributed $1.3 million for the plan in 2011 related to the 2010 plan year, and FHN expects to contribute $1.3 million for the plan in 2012 related to the 2011 plan year. All contributions made to eligible employees' savings plan accounts in relation to the ENEC program are invested in company stock.

Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance to retirement-eligible employees. The postretirement medical plan is contributory with retiree contributions adjusted annually and is based on criteria that are a combination of the employee's age and years of service. For any employee retiring on or after January 1, 1995, FHN contributes a fixed amount based on years of service and age at the time of retirement. FHN's postretirement benefits include prescription drug benefits. The Medicare Prescription Drug, Improvement, and Modernization Act of 2003 ("the Act") introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care that provide a benefit that is actuarially equivalent to Medicare Part D. FHN currently anticipates receiving a prescription drug subsidy under the Act through 2015.

Actuarial assumptions. FHN's process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the Plan's broad allocation of its assets to asset classes, such as Large Cap Equity and Fixed Income. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. Consequently, FHN selected a 6.90 percent assumption for 2012 for the defined benefit pension plan and a 4.49 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993.

The discount rates for the three years ended 2011 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN's plan and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company's funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $250 million par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. High quality corporate bonds experienced declining yields in 2011 resulting in a discount rate lower than 2010 and therefore a higher benefit obligation. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.

The actuarial assumptions used in the defined benefit pension plan and the other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2011	2010	2009	2011	2010	2009

Discount rate
Qualified pension	5.10%	5.70%	6.05%	5.70%	6.05%	6.85%
Nonqualified pension	4.75%	5.10%	5.55%	5.10%	5.55%	6.90%
Other nonqualified pension	4.40%	4.75%	5.35%	4.75%	5.35%	6.95%
Postretirement benefit	4.75%	5.25%	5.65%	5.25%	5.65%	6.90%

Expected long-term rate of return
Qualified pension/postretirement benefits	6.90%	8.00%	8.05%	8.00%	8.05%	8.42%
Postretirement benefit (retirees prior to January 1, 1993)	4.49%	5.20%	5.23%	5.20%	5.23%	5.47%

Rate of compensation increase	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2011		2010

Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	8.00%	8.00%	8.50%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017	2017	2017

The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease

Adjusted total service and interest cost components	$1,050	$(995)
Adjusted postretirement benefit obligation at end of plan year	16,574	(15,374)

The components of net periodic benefit cost for the plan years 2011, 2010 and 2009 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost
Service cost	$15,358	$15,225	$14,167	$542	$515	$971
Interest cost	32,823	31,441	31,766	2,213	2,277	3,194
Expected return on plan assets	(46,885)	(47,534)	(46,327)	(1,188)	(1,161)	(1,133)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	986	987	987
Prior service cost/(credit)	417	419	758	(9)	(8)	1,437
Actuarial (gain)/loss	21,219	14,771	8,262	(1,057)	(1,048)	(836)

Net periodic benefit cost	22,932	14,322	8,626	1,487	1,562	4,620

ASC 715 curtailment/settlement expense (a)	-	-	2,867	-	-	-
ASC 715 special termination benefits	258	-	-	-	-	-

Total periodic benefit costs	$23,190	$14,322	$11,493	$1,487	$1,562	$4,620

(a)	2009 includes curtailment expense reflecting management's decision to cease benefit accruals as of December 31, 2012.

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP.

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan's projected benefit obligation as of the beginning of the year or 10 percent of the market-related value of plan assets as of the beginning of the year. In conjunction with the pending freeze of the pension plans, at that time all participants will be considered inactive under applicable accounting guidance for determining the appropriate period for prospective amortization of actuarial gains and losses. Thus, effective January 1, 2013, FHN will change the amortization term for actuarial gains and losses from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants.

The following tables set forth the plans' benefit obligations and plan assets for 2011 and 2010:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Change in Benefit Obligation
Benefit obligation, beginning of year	$589,715	$533,475	$41,274	$41,726
Service cost	15,358	15,225	542	515
Interest cost	32,823	31,441	2,213	2,277
Plan amendments	-	1,030	-	-
Actuarial (gain)/loss	53,671	29,546	3,722	(1,716)
Actual benefits paid	(21,769)	(21,002)	(2,164)	(1,868)
Expected Medicare Part D reimbursement	-	-	281	340
Special termination benefits	258	-	-	-

Benefit obligation, end of year	$670,056	$589,715	$45,868	$41,274

Change in Plan Assets
Fair value of plan assets, beginning of year	$549,616	$496,330	$16,273	$15,923
Actual return on plan assets	44,272	70,172	331	1,820
Employer contributions	3,671	4,116	175	398
Actual benefits paid – settlement payments	-	-	(2,164)	(1,868)
Actual benefits paid – other payments	(21,769)	(21,002)	-	-

Fair value of plan assets, end of year	$575,790	$549,616	$14,615	$16,273

Funded status of the plans	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Additional Amounts Recognized in the Statements of Financial Condition
Other assets	$-	$12,247	$-	$1,136
Other liabilities	(94,266)	(52,346)	(31,253)	(26,137)

Net asset/(liability) at end of year	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Certain previously reported amounts have been reclassified to agree with current presentation.

The qualified and nonqualified pension plans were underfunded as of December 31, 2011, by $40.5 million, and $53.7 million, respectively. In 2010, the qualified pension plan was over-funded by $12.2 million, which was more than offset by nonqualified pension plan liabilities of $52.3 million.

The accumulated benefit obligation for the pension plan was $663.7 million as of December 31, 2011, and $575.2 million as of December 31, 2010. At December 31, 2010, both the projected benefit obligation and the accumulated benefit obligation for the qualified pension plan was less than the fair market value of plan assets, while the projected benefit obligation and the accumulated benefit obligation for such plan exceeded all corresponding plan assets as of December 31, 2011.

Unrecognized transition assets and obligations, unrecognized actuarial gains and losses, and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2011 and 2010 consist of:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$736	$1,725
Prior service cost/(credit)	1,678	2,095	630	621
Net actuarial (gain)/loss	324,081	289,016	(7,472)	(13,111)

Total	$325,759	$291,111	$(6,106)	$(10,765)

The amounts recognized in other comprehensive income during 2011 and 2010 were as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$56,374	$6,908	$4,579	$(2,375)
Prior service cost arising during measurement period	-	1,030	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(986)	(987)
Prior service (credit)/cost	(417)	(419)	9	8
Net actuarial (gain)/loss	(21,219)	(14,771)	1,057	1,048

Total recognized in other comprehensive income	$34,738	$(7,252)	$4,659	$(2,306)

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Net transition obligation	$-	$-	$736	$986
Prior service cost/(credit)	398	417	(9)	(9)
Net actuarial (gain)/loss	35,297	20,107	(611)	(1,039)

FHN does not expect any defined benefit pension plan's and other employee benefit plan's assets to be returned to FHN in 2012.

The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate and projected Medicare reimbursements:

(Dollars in thousands)	Pension Benefits	Other Benefits	Medicare Reimbursements

2012	$28,946	$2,342	$380
2013	27,892	2,452	418
2014	30,169	2,554	464
2015	32,616	2,649	505
2016	34,976	2,734	-
2017 – 2020	206,724	14,762	-

Plan assets. FHN's overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the pension plan and retiree medical plan seek to achieve a high level of investment return consistent with a prudent level of portfolio risk.

During 2010, FHN adopted a dynamic investment strategy for the management of its pension assets. The strategy will reduce equities and increase long duration fixed income allocations over time with the intention of reducing volatility of funded status and pension costs. At December 31, 2011 and 2010, the target allocation to equities was 47.5 percent and 57.5 percent, respectively and the target allocation to fixed income and cash equivalents was 52.5 percent and 42.5 percent, respectively. Equity securities, some of which are included in common and collective funds, primarily include investments in large capital and small capital companies located in the U.S., as well as international equity securities in developed and emerging markets. Fixed income securities include U.S. treasuries, corporate bonds of companies from diversified industries, mortgage backed securities, and foreign bonds. Fixed income investments generally have long durations consistent with the pension liabilities of FHN. Retiree medical funds are kept in short-term investments, primarily money market funds. On December 31, 2011, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.

The fair value of FHN's pension plan assets at December 31, 2011 and December 31, 2010, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 22 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. small capital	69,466	-	-	69,466
Mutual funds (a)	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279

Total	$77,964	$497,826	$-	$575,790

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$6,064	$-	$-	$6,064
Equity securities:
U.S. small capital	94,885	-	-	94,885
Mutual funds (a)	1,226	-	-	1,226
Fixed income securities:
U.S. treasuries	-	656	-	656
Corporate and foreign bonds	-	111,879	-	111,879
Common and collective funds:
Corporate and foreign bonds	-	119,315	-	119,315
U.S. large capital	-	139,455	-	139,455
International	-	76,137	-	76,137

Total	$102,175	$447,442	$-	$549,617

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily includes investments in small-cap equity securities.

Any shortfall of investment performance compared to investment objectives should be explainable in terms of general economic and capital market conditions. The Retirement Investment Committee comprised of senior managers within the organization, meets at least quarterly to review asset performance and potential portfolio rebalancing. Rebalancing of pension assets is based upon a de-risking glide path, as well as liquidity needs for plan benefits. Rebalancing occurs on a quarterly basis or as improvements in funded status merit changes to the targeted allocations, as defined in the de-risking glide path. The Committee also periodically reviews other elements of risk for its pension investment program, including the organization's ability to assume pension investment risk.

The fair value of FHN's retiree medical plan assets at December 31, 2011 and December 31, 2010, by asset category are as follows:

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499

Total	$13,857	$758	$-	$14,615

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$288	$-	$-	$288
Equity securities:
U.S. small capital	1,953	-	-	1,953
Mutual funds:
Equity mutual funds	8,564	-	-	8,564
Fixed income mutual funds	4,656	-	-	4,656
Fixed income securities:
U.S. treasuries	-	267	-	267
Corporate and foreign bonds	-	545	-	545

Total	$15,461	$812	$-	$16,273

Certain previously reported amounts have been reclassified to agree with current presentation.

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for December 31, 2011 and 778,500 for December 31, 2010.

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans	12 Months Ended
Dec. 31, 2011
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans

Note 20 ❑ Stock Option, Restricted Stock Incentive, and Dividend Reinvestment Plans

Restricted stock plans

FHN has authorized the issuance of its common stock for awards to executive and other management employees who have a significant impact on the profitability of FHN. All unvested awards either have a service and/or a performance condition which must be met in order for the shares to ultimately vest. On December 31, 2011, there were 3,921,288 shares available for grants, of this amount, 3,216,237 are available to be granted as restricted shares.

Performance condition grants. Under the long-term incentive and corporate performance programs, performance stock or units vest only if predetermined performance measures are met. The awards are forfeited if performance goals are not achieved within the specified performance periods. In 2011, 2010, and 2009, executives were awarded performance stock units subject to certain performance criteria being met under this program. Additionally, in 2010 FHN granted restricted stock with employee-specific performance conditions to a new senior manager in addition to the customary annual management grants. In 2008, executives were awarded performance restricted stock with 50 percent vesting in 2011 and 50 percent vesting in 2012 subject to certain performance criteria being met. As of December 31, 2011, performance conditions related to the 2009 performance stock unit grant have been met. Accordingly, 50 percent of the units granted in 2009 will vest in 2012 and 50 percent will vest in 2013 if employment continues with FHN unless waived at retirement by the Compensation Committee. In February 2012 the Compensation Committee determined that the performance conditions of 2010 performance stock unit awards have been met at a level which will result in payment of the units at 50 percent of target, again assuming continued employment until vesting. The 2010 units could achieve a higher payout level if performance improves during the final two years of the performance period. The performance conditions related to the 2011 performance stock units and the 2010 performance stock granted to a senior manager have not yet been achieved. The 2008 performance restricted stock awards outstanding at year-end 2011 have since been forfeited due to non-performance.

Service condition grants to employees. In 2011 and 2010, executives and management were awarded restricted stock and units with service conditions only. Half of the 2010 restricted awards are scheduled to vest in 2013 and the remainder is scheduled to vest in 2014. Half of the management 2011 awards will vest in 2014 and the remainder in 2015. Additionally, retention restricted stock shares and units were awarded to selected employees. Fifty percent of the retention restricted shares awarded to executives are scheduled to vest in 2014 and the remainder is expected to vest in 2015. Retention restricted stock units awarded to other select employees will all vest in second quarter 2014 provided continued employment with FHN. Further, from time to time awards of restricted stock may be awarded to new employees upon hiring or as retention grants to certain existing employees. Restricted stock and stock units granted in 2011 are included in the table below.

Director grants. FHN's active stock plan allows stock awards to be granted to non-employee directors upon approval by the board of directors. Prior to 2007 the board granted 8,930 shares of restricted stock to each new non-employee director upon election to the board, with restrictions lapsing at a rate of ten percent per year. That program was discontinued in 2007, although legacy awards remain outstanding. In 2011, each non-employee director received an annual award of restricted stock units ("RSUs") valued at $45,000. For a director newly elected after the annual shareholder meeting, that amount is pro-rated. Each RSU award is scheduled to vest the following year and is paid in common stock plus any accrued cash dividends.

The summary of restricted and performance stock and unit activity during the year ended December 31, 2011, is presented below:

	Shares/ Units	Weighted average grant date fair value

Nonvested on January 1, 2011	4,098,232	$11.53
Shares/units granted	1,591,932	10.75
Shares/units vested	(307,165)	16.64
Shares/units cancelled	(576,807)	10.55

Nonvested on December 31, 2011	4,806,192	$10.96

On December 31, 2011, there was $23.7 million of unrecognized compensation cost related to nonvested restricted stock plans. That cost is expected to be recognized over a weighted-average period of 2.1 years. The total grant date fair value of shares vested during 2011, 2010 and 2009, was $5.1 million, $7.1 million and $3.2 million, respectively.

The compensation cost that has been included in income from continuing operations pertaining to both stock option and restricted stock plans was $14.2 million, $12.0 million, and $9.0 million for 2011, 2010, and 2009, respectively. The corresponding total income tax benefits recognized in the income statements were $5.4 million, $4.6, million and $3.4 million for 2011, 2010, and 2009, respectively.

Consistent with Tennessee state law, only authorized, but unissued, stock may be utilized in connection with any issuance of FHN common stock which may be required as a result of stock based compensation awards. FHN historically obtains authorization from the Board of Directors to repurchase any stock that may be issued at the time a plan is approved or amended. These authorizations are automatically adjusted for stock splits and stock dividends. Repurchases are authorized to be made in the open market or through privately negotiated transactions and will be subject to market conditions, accumulation of excess equity, legal and regulatory restrictions, and prudent capital management. FHN does not currently expect to repurchase a material number of shares under the compensation plan-related repurchase program during the next annual period.

Stock option plans. FHN has issued non-qualified stock options to employees under various plans, which provide for the issuance of FHN common stock at a price equal to the higher of the closing price or its fair market value at the date of grant. All options vest within 3 to 4 years and expire 7 years or 10 years from the date of grant. A deferral program, which was discontinued in 2005, allowed for foregone compensation plus the exercise price to equal the fair market value of the stock on the date of grant if the grantee agreed to receive the options in lieu of compensation. Options that were part of compensation deferral prior to January 2, 2004, expire 20 years from the date of grant. Stock options granted after January 2, 2004, which are part of the compensation deferral, expire 10 years from the date of grant. FHN discontinued stock option grants in 2009 and resumed them in 2011.

The summary of stock option plans activity for the year ended December 31, 2011, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)

January 1, 2011	11,588,747	$26.86
Options granted	1,005,224	11.85
Options forfeited	(65,653)	17.25
Options expired	(2,077,173)	32.03

December 31, 2011	10,451,145	23.98	4.16	$96

Options exercisable	9,259,031	25.73	3.99	96
Options expected to vest	1,186,849	11.62	5.43	-

The total intrinsic value of options exercised during 2011, 2010 and 2009 was immaterial. On December 31, 2011, there was $2.4 million of unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a weighted-average period of 3.0 years.

In 2011, FHN granted 1,005,224 stock options with a weighted average fair value of $5.21 per option at grant date. No stock options were granted in 2010 or 2009.

FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2011, with the following assumptions:

2011

Expected dividend yield	0.34%
Expected weighted-average lives of options granted	6.59 years
Expected weighted-average volatility	40.70%
Expected volatility range	35.04% 57.69%
Risk-free interest rate	2.91%

Expected lives of options granted are determined based on the vesting period, historical exercise patterns and contractual term of the options. For options granted in 2011, FHN used a blended volatility rate in order to more accurately reflect expected volatility. A portion of the weighted average volatility rate was derived by compiling daily closing stock prices over a historical period approximating the expected lives of the options. Additionally, because of market volatility experienced during this time period related to economic conditions and the impact on stock prices of financial institutions, FHN also incorporated a measure of implied volatility so as to incorporate more recent, normalized market conditions that are considered to better reflect future volatility.

Dividend reinvestment plan. The Dividend Reinvestment and Stock Purchase Plan authorizes the sale of FHN's common stock from stock acquired on the open market to shareholders who choose to invest all or a portion of their cash dividends or make optional cash payments of $25 to $10,000 per quarter without paying commissions. The price of stock purchased on the open market is the average price paid.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business Segment Information

Note 21 ❑ Business Segment Information

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses among segments which could change historical segment results. In third quarter 2011, FHN sold First Horizon Msaver, Inc ("Msaver"), the former subsidiary of First Tennessee Bank which provided administrative services for health savings accounts. In first quarter 2011, FHN agreed to sell First Horizon Insurance, Inc. ("FHI"), the former subsidiary of First Tennessee Bank, which provided property and casualty insurance to customers in over 40 states, and Highland Capital Management Corporation ("Highland"), the former subsidiary of First Horizon National Corporation, which provided asset management services. The results of operations for these divested businesses have been included in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented. Consistent with historical practice, these businesses were moved to the non-strategic segment with other exited businesses and discontinued products. For comparability, previously reported items have been revised to reflect these changes. The divestiture of Msavers closed in third quarter 2011, and the divestitures of FHI and Highland closed in second quarter 2011.

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers in Tennessee and surrounding markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, cash management, and first lien mortgage originations within the Tennessee footprint. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances and preferred stock, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, low income housing investment activities, and various charges related to restructuring, repositioning, and efficiency. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, they are to an extent subjective. This assignment and allocation has been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)		2011	2010	2009

Consolidated	Net interest income	$700,832	$730,838	$776,468
	Provision for loan losses	44,000	270,000	880,000
	Noninterest income	786,011	932,725	1,234,397
	Noninterest expense	1,292,995	1,341,810	1,536,813

	Income/(loss) before income taxes	149,848	51,753	(405,948)
	Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)

	Income/(loss) from continuing operations	134,012	72,935	(235,232)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net income/(loss)	$142,630	$61,603	$(258,435)

	Average assets	$24,733,627	$25,677,371	$28,147,808

	Depreciation and amortization	$89,321	$82,500	$81,407
	Expenditures for long-lived assets	35,408	42,631	21,180

Certain previously reported amounts have been reclassified to agree with current presentation.

(Dollars in thousands)		2011	2010	2009

Regional	Net interest income	$561,808	$557,200	$556,103
Banking	Provision/(provision credit) for loan losses	(61,505)	92,297	306,168
	Noninterest income	266,227	285,981	308,708
	Noninterest expense	564,862	605,948	645,108

	Income/(loss) before income taxes	324,678	144,936	(86,465)
	Provision/(benefit) for income taxes	119,461	52,275	(33,147)

	Net income/(loss)	$205,217	$92,661	$(53,318)

	Average assets	$11,407,928	$11,378,819	$12,174,724

	Depreciation and amortization	$52,855	$44,184	$40,225
	Expenditures for long-lived assets	24,914	33,296	16,539

Capital Markets	Net interest income	$22,090	$21,649	$15,128
	Noninterest income	355,739	424,170	632,871
	Noninterest expense	320,835	318,188	386,120

	Income before income taxes	56,994	127,631	261,879
	Provision for income taxes	21,608	47,809	98,461

	Net income	$35,386	$79,822	$163,418

	Average assets	$2,257,841	$2,115,716	$2,070,039

	Depreciation and amortization	$12,802	$9,740	$8,832
	Expenditures for long-lived assets	4,465	1,142	541

Corporate	Net interest income/(expense)	$(4,189)	$1,654	$25,534
	Noninterest income	69,939	64,027	55,881
	Noninterest expense	105,215	70,749	92,717

	Loss before income taxes	(39,465)	(5,068)	(11,302)
	Benefit for income taxes	(51,175)	(39,973)	(21,232)

	Net income	$11,710	$34,905	$9,930

	Average assets	$5,131,198	$4,984,730	$4,764,920

	Depreciation and amortization	$16,608	$8,998	$1,939
	Expenditures for long-lived assets	1,128	4,970	2,036

Non-Strategic	Net interest income	$121,123	$150,335	$179,703
	Provision for loan losses	105,505	177,703	573,832
	Noninterest income	94,106	158,547	236,937
	Noninterest expense	302,083	346,925	412,868

	Loss before income taxes	(192,359)	(215,746)	(570,060)
	Benefit for income taxes	(74,058)	(81,293)	(214,798)

	Loss from continuing operations	(118,301)	(134,453)	(355,262)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net loss	$(109,683)	$(145,785)	$(378,465)

	Average assets	$5,936,660	$7,198,106	$9,138,125

	Depreciation and amortization	$7,056	$19,578	$30,411
	Expenditures for long-lived assets	4,901	3,223	2,064

Certain previously reported amounts have been reclassified to agree with current presentation.

Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets And Liabilities

Note 22 ❑ Fair Value of Assets & Liabilities

FHN groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires FHN to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

•

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746

Total trading securities – capital markets	-	962,107	5	962,112

Trading securities – mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054

Total trading securities – mortgage banking	-	8,052	18,054	26,106

Loans held for sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261

Total securities available for sale	13,790	2,835,051	19,441	2,868,282

Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2

Total other assets	62,529	326,568	-	389,097

Total assets	$76,319	$4,142,680	$392,056	$4,611,055

Trading liabilities – capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824

Total trading liabilities – capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821

Total other liabilities	7,243	234,205	11,820	253,268

Total liabilities	$7,243	$581,490	$26,653	$615,386

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis at December 31, 2010:

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$45,078	$-	$45,078
Government agency issued MBS	-	267,086	-	267,086
Government agency issued CMO	-	62,061	-	62,061
Other U.S. government agencies	-	82,022	-	82,022
States and municipalities	-	13,965	-	13,965
Corporate and other debt	-	263,968	34	264,002
Equity, mutual funds, and other	-	100	-	100

Total trading securities – capital markets	-	734,280	34	734,314

Trading securities – mortgage banking
Principal only	-	8,992	-	8,992
Interest only	-	-	26,444	26,444

Total trading securities – mortgage banking	-	8,992	26,444	35,436

Loans held for sale	-	40,323	207,632	247,955
Securities available for sale:
U.S. treasuries	-	87,444	-	87,444
Government agency issued MBS	-	1,469,957	-	1,469,957
Government agency issued CMO	-	1,168,740	-	1,168,740
Other U.S. government agencies	-	15,335	37,891	53,226
States and municipalities	-	24,515	1,500	26,015
Corporate and other debt	545	-	-	545
Venture capital	-	-	13,179	13,179
Equity, mutual funds, and other	9,248	5,351	-	14,599

Total securities available for sale	9,793	2,771,342	52,570	2,833,705

Mortgage servicing rights	-	-	207,319	207,319
Other assets:
Deferred compensation assets	25,121	-	-	25,121
Derivatives, forwards and futures	13,152	-	-	13,152
Derivatives, interest rate contracts	-	290,509	-	290,509

Total other assets	38,273	290,509	-	328,782

Total assets	$48,066	$3,845,446	$493,999	$4,387,511

Trading liabilities – capital markets:
U.S. treasuries	$-	$195,390	$-	$195,390
Government agency issued MBS	-	1,804	-	1,804
Other U.S. government agencies	-	18,121	-	18,121
Corporate and other debt	-	146,605	-	146,605

Total trading liabilities – capital markets	-	361,920	-	361,920

Other short-term borrowings	-	-	27,309	27,309
Other liabilities:
Derivatives, forwards and futures	18,600	-	-	18,600
Derivatives, interest rate contracts	-	195,621	-	195,621
Derivatives, other	-	-	1,000	1,000

Total other liabilities	18,600	195,621	1,000	215,221

Total liabilities	$18,600	$557,541	$28,309	$604,450

Changes in Recurring Level 3 Fair Value Measurements

In third quarter 2009, FHN reviewed the allocation of fair value between MSR and excess interest from prior first lien loan sales and securitizations. As a result, a net amount of $11.1 million was reclassified from trading securities to MSR within Level 3 assets measured at fair value on a recurring basis. The reclassification had no effect on FHN's Consolidated Statements of Income as excess interest and MSR are highly correlated in valuation and as both excess interest and MSR are recognized at elected fair value with changes in fair value being included within mortgage banking income.

In first quarter 2009, FHN changed the fair value methodology for certain loans held for sale. The methodology change had a minimal effect on the valuation of the applicable loans. Consistent with this change, the applicable amount is presented as a transfer into Level 3 loans held for sale in the following rollforward for the twelve months ended December 31, 2009. See Determination of Fair Value for a detailed discussion of the changes in valuation methodology.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

(Dollars in thousands)	Twelve Months Ended December 31, 2011
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2011	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796	(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-	-		(1,688)	-		-		-		-
Purchases	-	66,608		-	-		-		-		-
Issuances	-	-		-	-		-		(2,500)		-
Sales	(132)	-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)	(57,273)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-	(6,112	)(e)	-	-		-		-		-

Balance on December 31, 2011	$18,059	$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)

Net unrealized gains/(losses) included in net income	$2,205 (c)	$(368)	(c)	$-	$-	(d)	$(40,076	)(c)	$(9,414	)(f)	$12,476 (c)

(Dollars in thousands)	Twelve Months Ended December 31, 2010
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2010	$56,132	$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)	-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627	(17,991)		-	(2,962)		(31,146)		-		(12,353)
Other comprehensive income	-	-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)	19,396		(57,480)	398		(61,853)		(1,000)		-

Balance on December 31, 2010	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)

Net unrealized gains/(losses) included in net income	$5,467 (c)	$(17,991	)(c)	$-	$(2,962	)(d)	$(27,153	)(c)	$(1,000	)(f)	$(12,353	)(c)

(Dollars in thousands)	Twelve Months Ended December 31, 2009
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative assets and liabilities	Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2009	$153,542	$11,330		$111,840	$25,307		$376,844		$233	$(27,957)
Total net gains/(losses) included in:
Net income	55,342	(10,384)		-	(2,252)		67,817		-	11,705
Other comprehensive income	-	-		3,812	-		-		-	-
Purchases, sales, issuances, and settlements, net	(141,675)	(36,265)		(16,479)	(7,312)		(153,127)		(233)	-
Net transfers into/(out of) Level 3	(11,077)	241,546		-	-		11,077		-	-

Balance on December 31, 2009	$56,132	$206,227		$99,173	$15,743		$302,611		$-	$(39,662)

Net unrealized gains/(losses) included in net income	$14,408 (c)	$(10,384	)(c)	$-	$(2,252	)(d)	$69,412	(c)	$-	$11,705 (c)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily represents certificated interest only strips and excess interest mortgage banking trading securities. Capital markets Level 3 trading securities are not significant.

(b)	Primarily represents other U.S. Government agencies. States and municipalities are not significant.

(c)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(d)	Represents recognized gains and losses attributable to venture capital investments classified within securities available for sale that are included in securities gains/(losses) in noninterest income.

(e)	Transfers out of recurring level 3 balances reflect movements out of loans held for sale and into real estate acquired by foreclosure (level 3 nonrecurring).

(f)	Included in Other expense.

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2011, 2010, and 2009, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

(Dollars in thousands)	Carrying value at December 31, 2011				Twelve Months Ended December 31, 2011
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held for sale – first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)

					$(84,829)

(Dollars in thousands)	Carrying value at December 31, 2010				Twelve Months Ended December 31, 2010
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$10,456	$-	$10,456	$60
Loans held for sale – first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)

					$(193,003)

(Dollars in thousands)	Carrying value at December 31, 2009				Twelve Months Ended December 31, 2009
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale	$-	$15,753	$21,829	$37,582	$1,716
Securities available for sale (d)	-	-	-	-	(516)
Loans, net of unearned income (a)	-	-	402,007	402,007	(287,866)
Real estate acquired by foreclosure (b)	-	-	113,722	113,722	(39,879)
Other assets (c)	-	-	108,247	108,247	(8,970)

					$(335,515)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.

(b)

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.

(c)	Represents low income housing investments. 2011 also includes new market tax credit investments.

(d)	Represents recognition of other than temporary impairment for cost method investments classified within securities available for sale.

In second quarter 2011, FHN exercised a clean up call on a first lien mortgage proprietary securitization trust. In accordance with accounting requirements, FHN initially recognized the associated loans at fair value. Fair value was primarily determined through reference to observable inputs, including current market prices for similar loans. Since these loans were from the 2003 vintage, adjustments were made for the higher yields and lower credit risk associated with the loans in comparison to more currently originated loans being sold. This resulted in recognition of an immaterial premium for the called loans.

In first quarter 2011, FHN recognized goodwill impairment of $10.1 million related to the contracted sale of FHI. In accordance with accounting requirements, FHN allocated a portion of the goodwill from the applicable reporting unit to the asset group held for sale in determining the carrying value of the disposal group. In determining the amount of impairment, FHN compared the carrying value of the disposal group to the estimated value of the contracted sale price, which primarily included observable inputs in the form of financial asset values but which also included certain non-observable inputs related to the estimated values of post-closing events and contingencies. Thus, this measurement was considered a Level 3 valuation. Impairment of goodwill was recognized for the excess of the carrying amount over the fair value of the disposal group.

In fourth quarter 2010, FHN exercised clean up calls on eight first lien mortgage proprietary securitization trusts. In accordance with accounting requirements, FHN initially recognized the associated loans at fair value. Fair value was primarily determined through reference to observable inputs, including current market prices for similar loans. Since these loans were from the 2002 and 2003 vintages, adjustments were made for the higher yields and lower credit risk associated with the loans in comparison to more currently originated loans being sold. This resulted in recognition of a small premium for the called loans.

In 2009, FHN recognized goodwill impairment of $14.3 million related to the disposition of FTN ECM. In accordance with accounting requirements, FHN allocated a portion of the goodwill from the applicable reporting unit to the asset group held for sale in determining the carrying value of the disposal group. In determining the amount of impairment, FHN compared the carrying value of the disposal group to the estimated value of the contracted sale price, which primarily included observable inputs in the form of financial asset values but which also included certain non-observable inputs related to the estimated values of post-closing events and contingencies. Thus, this measurement was considered a Level 3 valuation. During first quarter 2010, the sale failed to close and FHN exited this business through an immediate cessation of operations resulting in an additional goodwill impairment of $3.3 million, which represented all remaining goodwill attributable to FTN ECM.

Fair Value Option

FHN elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes under the Financial Instruments Topic ("ASC 825"). FHN determined that the election reduced certain timing differences and better matched changes in the value of such loans with changes in the value of derivatives used as economic hedges for these assets at the time of election. After the 2008 divestiture of certain mortgage banking operations and the significant decline of mortgage loans originated for sale, FHN discontinued hedging the mortgage warehouse.

Repurchased loans are recognized within loans held-for-sale at fair value at the time of repurchase, which includes consideration of the credit status of the loans and the estimated liquidation value. FHN has elected to continue recognition of these loans at fair value in periods subsequent to reacquisition. Due to the credit-distressed nature of the vast majority of repurchased loans and the related loss severities experienced upon repurchase, FHN believes that the fair value election provides a more timely recognition of changes in value for these loans that occur subsequent to repurchase. Absent the fair value election, these loans would be subject to valuation at the LOCOM value, which would prevent subsequent values from exceeding the initial fair value, determined at the time of repurchase but would require recognition of subsequent declines in value. Thus, the fair value election provides for a more timely recognition of any potential future recoveries in asset values while not affecting the requirement to recognize subsequent declines in value.

In second quarter 2010, capital markets acquired a pool of conforming mortgage loans having a fair value carrying amount of $621.6 million with the intent to transfer the loans to a counterparty during third quarter of 2010. As part of this transaction, capital markets entered into forward delivery contracts to economically hedge the value of the loans. FHN elected to recognize the loans at fair value and classified them as trading loans within trading securities in the Consolidated Statements of Condition as of June 30, 2010. For the loans acquired in second quarter 2010, delivery of the loans and the related settlement of the forward delivery contracts occurred in third quarter 2010.

Prior to 2010, FHN transferred certain servicing assets in transactions that did not qualify for sale treatment due to certain recourse provisions. The associated proceeds are recognized within other short-term borrowings in the Consolidated Statements of Condition as of December 31, 2011 and 2010. Since the servicing assets are recognized at fair value and changes in the fair value of the related financing liabilities will exactly mirror the change in fair value of the associated servicing assets, management elected to account for the financing liabilities at fair value. Since the servicing assets have already been delivered to the buyer, the fair value of the financing liabilities associated with the transaction does not reflect any instrument-specific credit risk.

The following table reflects the differences between the fair value carrying amount of mortgages held for sale measured at fair value in accordance with management's election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.

(Dollars in thousands)	December 31, 2011
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

(Dollars in thousands)	December 31, 2010
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$247,955	$313,199	$(65,244)
Nonaccrual loans	36,768	74,285	(37,517)
Loans 90 days or more past due and still accruing	10,372	26,372	(16,000)

Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

(Dollars in thousands)	Twelve Months Ended December 31
	2011	2010	2009

Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$11,752	$-
Mortgage banking noninterest income
Loans held for sale	(368)	(17,991)	(8,236)
Other short-term borrowings	12,476	(12,353)	11,705

For the twelve month period ended December 31, 2011, 2010 and 2009, the amounts for loans held for sale include losses of approximately $6.2 million, $19.5 million and $ 19.8 million, respectively, included in pretax earnings that are attributable to changes in instrument-specific credit risk.

 The portion of the fair value adjustments related to credit risk was determined based on both a quality adjustment for delinquencies and the full credit spread on the non-conforming loans. Interest income on mortgage loans held for sale measured at fair value is calculated based on the note rate of the loan and is recorded in the interest income section of the Consolidated Statements of Income as interest on loans held for sale.

Determination of Fair Value

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments and MSR recorded at fair value in the Consolidated Statements of Condition and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Short-term financial assets. Federal funds sold, securities purchased under agreements to resell, and interest bearing deposits with other financial institutions are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading securities and trading liabilities. Trading securities and trading liabilities are recognized at fair value through current earnings. Trading inventory held for broker-dealer operations is included in trading securities and trading liabilities. Broker-dealer long positions are valued at bid price in the bid-ask spread. Short positions are valued at the ask price. Inventory positions are valued using observable inputs including current market transactions, LIBOR and U.S. Treasury curves, credit spreads, and consensus prepayment speeds. Trading loans are valued using observable inputs including current market transactions, swap rates, mortgage rates, and consensus prepayment speeds.

Trading securities also include retained interests in prior securitizations that qualify as financial assets, which primarily include excess interest (structured as interest-only strips), and principal-only strips. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates and principal-only strips are principal cash flow tranches. All financial assets retained from a securitization are recognized on the Consolidated Statements of Condition in trading securities at fair value with realized and unrealized gains and losses included in current earnings as a component of noninterest income on the Consolidated Statements of Income.

The fair value of excess interest is determined using prices from closely comparable assets such as MSR that are tested against prices determined using a valuation model that calculates the present value of estimated future cash flows. Inputs utilized in valuing excess interest are consistent with those used to value the related MSR. The fair value of excess interest typically changes based on changes in the discount rate and differences between modeled prepayment speeds and credit losses and actual experience. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience. FHN uses observable inputs such as trades of similar instruments, yield curves, credit spreads, and consensus prepayment speeds to determine the fair value of principal-only strips.

Securities available for sale. Securities available for sale includes the investment portfolio accounted for as available for sale under ASC 320-10-25, federal bank stock holdings, short-term investments in mutual funds, and venture capital investments. Valuations of available-for-sale securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. Treasury curves, consensus prepayment estimates, and credit spreads. When available, broker quotes are used to support these valuations. Certain government agency debt obligations with limited trading activity are valued using a discounted cash flow model that incorporates a combination of observable and unobservable inputs. Primary observable inputs include contractual cash flows and the treasury curve. Significant unobservable inputs include estimated trading spreads and estimated prepayment speeds.

Stock held in the Federal Reserve Bank and Federal Home Loan Banks are recognized at historical cost in the Consolidated Statements of Condition which is considered to approximate fair value. Short-term investments in mutual funds are measured at the funds' reported closing net asset values. Venture capital investments are typically measured using significant internally generated inputs including adjustments to referenced transaction values and discounted cash flows analysis.

Loans held for sale. FHN determines the fair value of certain loans within the mortgage warehouse using a discounted cash flow model using observable inputs, including current mortgage rates for similar products, with adjustments for differences in loan characteristics reflected in the model's discount rates. For all other loans held in the warehouse, the fair value of loans whose principal market is the securitization market is based on recent security trade prices for similar products with a similar delivery date, with necessary pricing adjustments to convert the security price to a loan price. Loans whose principal market is the whole loan market are priced based on recent observable whole loan trade prices or published third party bid prices for similar product, with necessary pricing adjustments to reflect differences in loan characteristics. Typical adjustments to security prices for whole loan prices include adding the value of MSR to the security price or to the whole loan price if FHN's mortgage loan is servicing retained, adjusting for interest in excess of (or less than) the required coupon or note rate, adjustments to reflect differences in the characteristics of the loans being valued as compared to the collateral of the security or the loan characteristics in the benchmark whole loan trade, adding interest carry, reflecting the recourse obligation that will remain after sale, and adjusting for changes in market liquidity or interest rates if the benchmark security or loan price is not current. Additionally, loans that are delinquent or otherwise significantly aged are discounted to reflect the less marketable nature of these loans.

Loans held for sale also includes loans made by the SBA. The fair value of SBA loans is determined using an expected cash flow model that utilizes observable inputs such as the spread between LIBOR and prime rates, consensus prepayment speeds, and the treasury curve. The fair value of other non-mortgage loans held for sale is approximated by their carrying values based on current transaction values.

Loans, net of unearned income. Loans, net of unearned income are recognized at the amount of funds advanced, less charge-offs and an estimation of credit risk represented by the allowance for loan losses. The fair value estimates for disclosure purposes differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features, and remaining maturity.

The fair value of floating rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is considered to approximate book value due to the monthly repricing for commercial and consumer loans, with the exception of floating rate 1-4 family residential mortgage loans which reprice annually and will lag movements in market rates. The fair value for floating rate 1-4 family mortgage loans is calculated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period.

Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the floating rate 1-4 family residential mortgage portfolio.

The fair value of fixed rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period. Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the fixed rate mortgage and installment loan portfolios.

Individually impaired loans are measured using either a discounted cash flow methodology or the estimated fair value of the underlying collateral less costs to sell, if the loan is considered collateral-dependent. In accordance with accounting standards, the discounted cash flow analysis utilizes the loan's effective interest rate for discounting expected cash flow amounts. Thus, this analysis is not considered a fair value measurement in accordance with ASC 820. However, the results of this methodology are considered to approximate fair value for the applicable loans. Expected cash flows are derived from internally-developed inputs primarily reflecting expected default rates on contractual cash flows. For loans measured using the estimated fair value of collateral less costs to sell, fair value is estimated using appraisals of the collateral. Collateral values are monitored and additional write-downs are recognized if it is determined that the estimated collateral values have declined further. Estimated costs to sell are based on current amounts of disposal costs for similar assets. Carrying value is considered to reflect fair value for these loans.

Mortgage servicing rights. FHN recognizes all classes of MSR at fair value. Since sales of MSR tend to occur in private transactions and the precise terms and conditions of the sales are typically not readily available, there is a limited market to refer to in determining the fair value of MSR. As such, FHN primarily relies on a discounted cash flow model to estimate the fair value of its MSR. This model calculates estimated fair value of the MSR using predominant risk characteristics of MSR such as interest rates, type of product (fixed vs. variable), age (new, seasoned, or moderate), agency type and other factors. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience.

Derivative assets and liabilities. The fair value for forwards and futures contracts used to hedge the value of servicing assets is based on current transactions involving identical securities. These contracts are exchange-traded and thus have no credit risk factor assigned as the risk of non-performance is limited to the clearinghouse used.

Valuations of other derivatives (primarily interest rate related swaps, swaptions, caps, and collars) are based on inputs observed in active markets for similar instruments. Typical inputs include the LIBOR curve, option volatility, and option skew. Credit risk is mitigated for these instruments through the use of mutual margining and master netting agreements as well as collateral posting requirements. Any remaining credit risk related to interest rate derivatives is considered in determining fair value through evaluation of additional factors such as customer loan grades and debt ratings. Foreign currency related derivatives also utilize observable exchange rates in the determination of fair value.

In conjunction with the sale of a portion of its Visa Class B shares in September 2011 and December 2010, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The fair value of this derivatives has been determined using a discounted cash flow methodology for estimated future cash flows determined through use of probability weighted scenarios for multiple estimates of Visa's aggregate exposure to covered litigation matters, which include consideration of amounts funded by Visa into its escrow account for the covered litigation matters. Since this estimation process required application of judgment in developing significant unobservable inputs used to determine the possible outcomes and the probability weighting assigned to each scenario, this derivative has been classified within Level 3 in fair value measurements disclosures.

Real estate acquired by foreclosure. Real estate acquired by foreclosure primarily consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values with subsequent adjustments for deterioration in values that are not reflected in the most recent appraisal. Real estate acquired by foreclosure also includes properties acquired in compliance with HUD servicing guidelines which are carried at the estimated amount of the underlying government assurance or guarantee.

Nonearning assets. For disclosure purposes, nonearning assets include cash and due from banks, accrued interest receivable, and capital markets receivables. Due to the short-term nature of cash and due from banks, accrued interest receivable, and capital markets receivables, the fair value is approximated by the book value.

Other assets. For disclosure purposes, other assets consist of investments in low income housing partnerships, new market tax credit LLCs and deferred compensation assets that are considered financial assets. Investments in low income housing partnerships and new market tax credit LLCs are written down to estimated fair value quarterly based on the estimated value of the associated tax credits. Deferred compensation assets are recognized at fair value, which is based on quoted prices in active markets.

Defined maturity deposits. The fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted by using the current market rates of similar instruments applicable to the remaining maturity. For disclosure purposes, defined maturity deposits include all certificates of deposit and other time deposits.

Undefined maturity deposits. In accordance with ASC 825, the fair value is approximated by the book value. For the purpose of this disclosure, undefined maturity deposits include demand deposits, checking interest accounts, savings accounts, and money market accounts.

Short-term financial liabilities. The fair value of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings are approximated by the book value. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization. Other short-term borrowings include a liability associated with transfers of mortgage servicing rights that did not qualify for sale accounting. This liability is accounted for at elected fair value, which is measured consistent with the related MSR, as previously described.

Term borrowings. The fair value is based on quoted market prices or dealer quotes for the identical liability when traded as an asset. When pricing information for the identical liability is not available, relevant prices for similar debt instruments are used with adjustments being made to the prices obtained for differences in characteristics of the debt instruments. If no relevant pricing information is available, the fair value is approximated by the present value of the contractual cash flows discounted by the investor's yield which considers FHN's and FTBNA's debt ratings.

Other noninterest-bearing liabilities. For disclosure purposes, other noninterest-bearing liabilities include accrued interest payable and capital markets payables. Due to the short-term nature of these liabilities, the book value is considered to approximate fair value.

Loan commitments. Fair values are based on fees charged to enter into similar agreements taking into account the remaining terms of the agreements and the counterparties' credit standing.

Other commitments. Fair values are based on fees charged to enter into similar agreements.

The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, will likely reduce the comparability of fair value disclosures between financial institutions. Due to market illiquidity, the fair values for loans, net of unearned income, loans held for sale, and term borrowings as of December 31, 2011 and 2010, involve the use of significant internally-developed pricing assumptions for certain components of these line items. These assumptions are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. Assets and liabilities that are not financial instruments (including MSR) have not been included in the following table such as the value of long-term relationships with deposit and trust customers, premises and equipment, goodwill and other intangibles, deferred taxes, and certain other assets and other liabilities. Accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of the company.

The following table summarizes the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded commitments as of December 31, 2011 and 2010.

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value

Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592	$16,117,773	$15,196,341
Short-term financial assets	896,444	896,444	942,129	942,129
Trading securities	988,217	988,217	769,750	769,750
Loans held for sale	413,897	413,897	375,289	375,289
Securities available for sale	3,066,272	3,066,272	3,031,930	3,031,930
Derivative assets	366,301	366,301	303,660	303,660
Other assets	114,039	114,039	112,788	112,788
Nonearning assets	628,440	628,440	574,710	574,710

Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457	$1,952,745	$2,007,147
Undefined maturity	14,431,116	14,431,116	13,255,486	13,255,486

Total deposits	16,213,009	16,252,573	15,208,231	15,262,633
Trading liabilities	347,285	347,285	361,920	361,920
Short-term financial liabilities	2,059,602	2,059,602	2,295,643	2,295,643
Term borrowings	2,481,660	2,182,061	3,228,070	2,893,938
Derivative liabilities	253,268	253,268	215,220	215,220
Other noninterest-bearing liabilities	195,208	195,208	103,951	103,951

	Contractual Amount	Fair Value	Contractual Amount	Fair Value

Unfunded Commitments:
Loan commitments	$7,435,227	$1,358	$7,903,537	$1,060
Standby and other commitments	359,619	5,954	487,578	6,021

Loan Sales And Securitizations	12 Months Ended
Dec. 31, 2011
Loan Sales And Securitizations [Abstract]
Loan Sales And Securitizations

Note 23 ❑ Loan Sales and Securitizations

Prior to 2009, FHN utilized loan sales and securitizations as a significant source of liquidity for its mortgage banking operations. Since that time FHN has focused the originations of mortgages within its regional banking footprint. FHN no longer retains financial interests in loans it transfers to third parties. During 2011, FHN transferred $.3 billion of single-family residential mortgage loans in whole loan sales resulting in $6.0 million of net pre-tax gains. During 2010, FHN transferred $.8 billion of single-family residential mortgage loans in whole loan sales resulting in $16.9 million of net pre-tax gains. Throughout 2009, FHN transferred $1.3 billion of residential mortgage loans and HELOC in whole loan sales or proprietary securitizations resulting in $16.1 million of net pre-tax gains.

During third quarter 2011, FHN transferred $187.7 million in unpaid principal balance ($126 million after consideration of partial charge-offs and associated LOCOM) of nonperforming permanent mortgages in a bulk sale resulting in $29.8 million of net pre-tax losses. The loss on sale was recognized within Provision for loan losses on the Consolidated Statements of Income.

Retained Interests

Interests retained from prior loan sales, including GSE securitizations, typically included MSR, excess interest, and principal-only strips. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches and interest- only strips are interest cash flow tranches. MSR were initially valued at fair value and the remaining retained interests were initially valued by allocating the remaining cost basis of the loan between the security or loan sold and the remaining retained interests based on their relative fair values at the time of sale or securitization.

In certain cases, FHN continues to service and receive servicing fees related to the transferred loans. In 2011 and 2010, FHN received annual servicing fees approximating .29 percent of the outstanding balance of underlying single-family residential mortgage loans and .34 percent inclusive of income related to excess interest. In 2011 and 2010, FHN received annual servicing fees approximating .50 percent of the outstanding balance of underlying loans for HELOC and home equity loans transferred. MSR related to loans transferred and serviced by FHN, as well as MSR related to loans serviced by FHN and transferred by others, are discussed further in Note 6 – Mortgage Servicing Rights. There were no additions to MSR in 2011 or 2010.

The sensitivity of the fair value of all retained or purchased MSR to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2011 and 2010, are as follows:

(Dollars in thousands except for annual cost to service)	December 31, 2011			December 31, 2010
	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC

Fair value of retained interests	$140,724	$231	$3,114	$203,812	$262	$3,245
Weighted average life (in years)	3.7	2.9	2.8	4.3	2.8	2.5
Annual prepayment rate	22.5%	26.0%	28.0%	20.1%	27.0%	31.2%
Impact on fair value of 10% adverse change	$(7,667)	$(15)	$(202)	$(10,139)	$(31)	$(249)
Impact on fair value of 20% adverse change	(14,612)	(28)	(387)	(19,420)	(59)	(476)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.6%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,728)	$(6)	$(96)	$(5,756)	$(14)	$(96)
Impact on fair value of 20% adverse change	(7,241)	(12)	(187)	(11,149)	(28)	(185)
Annual cost to service (per loan) (a)	$119	$50	$50	$121	$50	$50
Impact on fair value of 10% adverse change	(3,333)	(5)	(50)	(5,003)	(16)	(52)
Impact on fair value of 20% adverse change	(6,643)	(10)	(100)	(9,978)	(32)	(104)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(1,194)	-	-	$(2,102)	-	-
Impact on fair value of 20% adverse change	(2,388)	-	-	(4,204)	-	-

(a)	Amounts represent market participant based assumptions.

The sensitivity of the fair value of other retained interests to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2011 and 2010, are as follows:

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Excess Interest IO	Certificated PO	Excess Interest IO	Certificated PO

Fair value of retained interests	$17,852	$8,052	$26,237	$8,992
Weighted average life (in years)	3.7	3.5	4.5	5.0
Annual prepayment rate	20.2%	30.2%	17.2%	23.4%
Impact on fair value of 10% adverse change	$(831)	$(297)	$(1,159)	$(471)
Impact on fair value of 20% adverse change	(1,598)	(563)	(2,241)	(934)
Annual discount rate on residual cash flows	13.3%	20.5%	13.0%	22.5%
Impact on fair value of 10% adverse change	$(667)	$(429)	$(1,084)	$(373)
Impact on fair value of 20% adverse change	(1,281)	(849)	(2,076)	(716)

These sensitivities are hypothetical and should not be considered predictive of future performance. As the figures indicate, changes in fair value based on a 10 percent variation in assumptions cannot necessarily be extrapolated because the relationship between the change in assumption and the change in fair value may not be linear. Also, the effect on the fair value of the retained interest caused by a particular assumption variation is calculated independently from all other assumption changes. In reality, changes in one factor may result in changes in another, which might magnify or mitigate the sensitivities. Furthermore, the estimated fair values, as disclosed, should not be considered indicative of future earnings on these assets.

For the years ended December 31, 2011 and 2010, cash flows received and paid related to loan sales and securitizations were as follows:

(Dollars in thousands)	December 31
	2011	2010	2009

Proceeds from initial sales and securitizations (a)	$409,003	$837,905	$1,320,538
Servicing fees retained (b)	72,558	95,902	132,799
Purchases of GNMA guaranteed mortgages	66,591	76,678	18,225
Purchases of previously transferred financial assets (c)(d)	267,091	458,337	302,043
Other cash flows received on retained interests	7,894	10,783	63,994

(a)	Includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.

(b)	Includes servicing fees on MSR associated with loan sales and purchased MSR.

(c)

Includes repurchases of both delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.

(d)	2011 and 2010 includes $33 million and $175 million, respectively, of cash paid related to clean-up calls exercised by FHN.

The principal amount of loans transferred through loan sales and securitizations and other loans managed with them, the principal amount of delinquent loans, and the net credit losses during 2011 and 2010 are as follows:

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2011		Year Ended December 31, 2011
Type of loan:
Real estate residential	$18,128,275	$797,636	$536,418

Total loans managed or transferred (c)	$18,128,275	$797,636	$536,418

Loans sold	(11,087,955)
Loans held for sale	(320,581)

Loans held in portfolio	$6,719,739

(a)	Loans 90 days or more past due include $42.2 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $8.0 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2010		Year Ended December 31, 2010
Type of loan:
Real estate residential	$22,373,312	$1,076,908	$570,682

Total loans managed or transferred (c)	$22,373,312	$1,076,908	$570,682

Loans sold	(14,578,430)
Loans held for sale	(332,913)

Loans held in portfolio	$7,461,969

(a)	Loans 90 days or more past due include $39.9 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $10.9 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 24 ❑ Variable Interest Entities

ASC 810 defines a VIE as an entity where the equity investors, as a group, lack either (1) the power through voting rights, or similar rights, to direct the activities of an entity that most significantly impact the entity's economic performance, (2) the obligation to absorb the expected losses of the entity, (3) the right to receive the expected residual returns of the entity, or (4) when the equity investors, as a group, do not have sufficient equity at risk for the entity to finance its activities by itself. A variable interest is a contractual ownership, or other interest, that fluctuates with changes in the fair value of the VIE's net assets exclusive of variable interests. Under ASC 810, as amended, a primary beneficiary is required to consolidate a VIE when it has a variable interest in a VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant.

Consolidated Variable Interest Entities. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking and consumer lending operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trusts' economic performance. In situations where the retention of MSR and other retained interests, including residual interests and subordinated bonds, results in FHN potentially absorbing losses or receiving benefits that are significant to the trusts, FHN is considered the primary beneficiary, as it is also assumed to have the power as servicer to most significantly impact the activities of such VIEs. Consolidation of the trusts results in the recognition of the trusts' proceeds as restricted borrowings since the cash flows on the securitized loans can only be used to settle the obligations due to the holders of the trusts' securities.

In February 2012, FHN notified the trustee of its intent to exercise cleanup calls on certain consolidated on-balance sheet consumer loan securitizations representing approximately 20 percent of the aggregate carrying value for such trusts. The cleanup calls are expected to be completed in first quarter 2012, at which time the trusts will be terminated and the cash payments will reduce Term borrowings in the Consolidated Statements of Condition.

Included in the consolidated proprietary residential mortgage securitizations are three HELOC securitization trusts that have entered a rapid amortization period and for which FHN is obligated to provide subordinated funding. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities while FHN continues to make advances to borrowers when they draw on their lines of credit. FHN then transfers the newly generated receivables into securitization trusts and is reimbursed only after other parties in the securitization have received all of the cash flows to which they are entitled. If loan losses requiring draws on the related monoline insurers' policies, which protect bondholders in the securitization, exceed a certain level, FHN may not receive reimbursement for all of the funds advanced to borrowers, as the senior bondholders and the monoline insurers have priority for repayment. Each of these securitization trusts is currently consolidated by FHN due to its status as the Master Servicer for the securitization and the retention of a significant residual interest. Consistent with the consolidated nature of these trusts, amounts funded from monoline insurance policies are considered as additional restricted term borrowings in FHN's Consolidated Statements of Condition.

The monoline insurers in each of these securitizations also hold a contingent right to remove FHN as Master Servicer in the event that draws on the related insurance policies remain unreimbursed for a specified period of time. In two of the HELOC securitizations, this threshold had been reached as of December 31, 2011. In February 2012, FHN reached an agreement with the applicable insurers for the transfer of Master Servicer status for those securitization trusts. Accordingly, these trusts will be considered as non-consolidated VIE's prospectively from the time of the agreement. FHN's holding of a unilateral call right to reclaim specific assets in the trusts precludes sale accounting for the related securitization transactions. Thus, even though FHN has been removed as Master Servicer, the related transactions will be accounted for as secured borrowings, with the associated loans and secured debt remaining within FHN's consolidated financial statements, and the related financial effects will be minimal.

FHN has established certain rabbi trusts related to deferred compensation plans offered to its employees. FHN contributes employee cash compensation deferrals to the trusts and directs the underlying investments made by the trusts. The assets of these trusts are available to FHN's creditors only in the event that FHN becomes insolvent. These trusts are considered VIEs as there is no equity at risk in the trusts because FHN provided the equity interest to its employees in exchange for services rendered. FHN is considered the primary beneficiary of the rabbi trusts as it has the power to direct the activities that most significantly impact the economic performance of the rabbi trusts through its ability to direct the underlying investments made by the trusts. Additionally, FHN could potentially receive benefits or absorb losses that are significant to the trusts due to its right to receive any asset values in excess of liability payoffs and its obligation to fund any liabilities to employees that are in excess of a rabbi trust's assets.

The following table summarizes VIEs consolidated by FHN as of December 31, 2011:

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$4,914	N/A
Loans, net of unearned income	640,778	N/A
Less: Allowance for loan losses	31,826	N/A

Total net loans	608,952	N/A

Other assets	13,418	58,690

Total assets	$627,284	$58,690

Liabilities:
Term borrowings	$620,127	N/A
Other liabilities	92	50,508

Total liabilities	$620,219	$50,508

The following table summarizes VIEs consolidated by FHN as of December 31, 2010:

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$3,143	N/A
Loans, net of unearned income	757,491	N/A
Less: Allowance for loan losses	47,452	N/A

Total net loans	710,039	N/A

Other assets	19,658	61,323

Total assets	$732,840	$61,323

Liabilities:
Noninterest-bearing deposits	$1,203	N/A
Term borrowings	754,521	N/A
Other liabilities	101	57,218

Total liabilities	$755,825	$57,218

Nonconsolidated Variable Interest Entities

Low Income Housing Partnerships. First Tennessee Housing Corporation ("FTHC"), a wholly-owned subsidiary, makes equity investments as a limited partner in various partnerships that sponsor affordable housing projects utilizing the Low Income Housing Tax Credit ("LIHTC") pursuant to Section 42 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the limited partnerships include the identification, development, and operation of multi-family housing that is leased to qualifying residential tenants generally within FHN's primary geographic region. LIHTC partnerships are considered VIEs because FTHC, as the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. FTHC could absorb losses that are significant to the LIHTC partnerships as it has a risk of loss for its initial capital contributions and funding commitments to each partnership. The general partners are considered the primary beneficiaries because managerial functions give them the power to direct the activities that most significantly impact the partnerships' economic performance and the general partners are exposed to all losses beyond FTHC's initial capital contributions and funding commitments.

New Market Tax Credit LLCs. First Tennessee New Markets Corporation ("FTNMC"), a wholly-owned subsidiary of FTB, makes equity investments through wholly-owned subsidiaries as a limited member in various limited liability companies ("LLCs") that sponsor community development projects utilizing the New Market Tax Credit ("NMTC") pursuant to Section 45 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the LLCs include serving or providing investment capital for low-income communities within FHN's primary geographic region. A portion of the funding of FTNMC's investment in an NMTC LLC is obtained via a loan from an unrelated third-party that is typically a community development enterprise. The NMTC LLCs are considered VIEs because FTNMC, as the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. While FTNMC could absorb losses that are significant to the NMTC LLCs as it has a risk of loss for its initial capital contributions, the managing members are considered the primary beneficiaries because managerial functions give them the power to direct the activities that most significantly impact the NMTC LLCs' economic performance and the managing members are exposed to all losses beyond FTNMC's initial capital contributions.

Small Issuer Trust Preferred Holdings. FTBNA holds variable interests in trusts which have issued mandatorily redeemable preferred capital securities ("trust preferreds") for smaller banking and insurance enterprises. FTBNA has no voting rights for the trusts' activities. The trusts' only assets are junior subordinated debentures of the issuing enterprises. The creditors of the trusts hold no recourse to the assets of FTBNA. These trusts meet the definition of a VIE because the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. Based on the nature of the trusts' activities and the size of FTBNA's holdings, FTBNA could potentially receive benefits or absorb losses that are significant to the trusts regardless of whether a majority of a trust's securities are held by FTBNA. However, since FTBNA is solely a holder of the trusts' securities, it has no rights which would give it the power to direct the activities that most significantly impact the trusts' economic performance and thus it cannot be considered the primary beneficiary of the trusts. FTBNA has no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Trust Preferred Securitization. In 2007, FTBNA executed a securitization of certain small issuer trust preferreds for which the underlying trust meets the definition of a VIE because the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity's economic performance. FTBNA could potentially receive benefits or absorb losses that are significant to the trust based on the size and priority of the interests it retained in the securities issued by the trust. However, since FTBNA did not retain servicing or other decision making rights, FTBNA is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the trust's economic performance. Accordingly, FTBNA has accounted for the funds received through the securitization as a term borrowing in its Consolidated Statements of Condition. FTBNA has no contractual requirement to provide financial support to the trust.

Proprietary Trust Preferred Issuances. FHN has previously issued junior subordinated debt totaling $309.3 million to First Tennessee Capital I ("Capital I") and First Tennessee Capital II ("Capital II"). In first quarter 2011, FHN redeemed all $103.1 million of the subordinated debentures issued to Capital I leaving balances of Capital II outstanding as of December 31, 2011. Capital I (as of December 31, 2010 only) and Capital II are considered VIEs because FHN's capital contributions to these trusts are not considered "at risk" in evaluating whether the holders of the equity investments at risk in the trusts have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities' economic performance. FHN cannot be the trusts' primary beneficiary because FHN's capital contributions to the trusts are not considered variable interests as they are not "at risk". Consequently, Capital I and Capital II are not consolidated by FHN.

Proprietary & Agency Residential Mortgage Securitizations. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. While FHN is assumed to have the power as servicer to most significantly impact the activities of such VIEs, in situations where FHN does not have the ability to participate in significant portions of a securitization trust's cash flows, it is not considered the primary beneficiary of the trust. Therefore, these trusts are not consolidated by FHN.

Prior to third quarter 2008, FHN transferred first lien mortgages to government agencies, or GSE, for securitization and retained MSR and other various interests in certain situations. Except for recourse due to breaches of standard representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. The agencies' status as Master Servicer and the rights they hold consistent with their guarantees on the securities issued provide them with the power to direct the activities that most significantly impact the trusts' economic performance. Thus, such trusts are not consolidated by FHN as it is not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that are significant to the trusts.

In relation to certain agency securitizations, FHN purchased the servicing rights on the securitized loans from the loan originator and holds other retained interests. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. As the agencies serve as Master Servicer for the securitized loans and hold rights consistent with their guarantees on the securities issued, they have the power to direct the activities that most significantly impact the trusts' economic performance. Thus, FHN is not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that are significant to the trusts. FHN has no contractual requirements to provide financial support to the trusts.

Holdings & Short Positions in Agency Mortgage-Backed Securities. FHN holds securities issued by various agency securitization trusts. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities' economic performance. FHN could potentially receive benefits or absorb losses that are significant to the trusts based on the nature of the trusts' activities and the size of FHN's holdings. However, FHN is solely a holder of the trusts' securities and does not have the power to direct the activities that most significantly impact the trusts' economic performance, and is not considered the primary beneficiary of the trusts. FHN has no contractual requirements to provide financial support to the trusts.

Commercial Loan Troubled Debt Restructurings. For certain troubled commercial loans, FTBNA restructures the terms of the borrower's debt in an effort to increase the probability of receipt of amounts contractually due. Following a troubled debt restructuring, the borrower entity typically meets the definition of a VIE as the initial determination of whether an entity is a VIE must be reconsidered and economic events have proven that the entity's equity is not sufficient to permit it to finance its activities without additional subordinated financial support or a restructuring of the terms of its financing. As FTBNA does not have the power to direct the activities that most significantly impact such troubled commercial borrowers' operations, it is not considered the primary beneficiary even in situations where, based on the size of the financing provided, FTBNA is exposed to potentially significant benefits and losses of the borrowing entity. FTBNA has no contractual requirements to provide financial support to the borrowing entities beyond certain funding commitments established upon restructuring of the terms of the debt that allows for preparation of the underlying collateral for sale.

Managed Discretionary Trusts. FHN serves as manager over certain discretionary trusts, for which it makes investment decisions on behalf of the trusts' beneficiaries in return for a reasonable management fee. The trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power, through voting rights or similar rights, to direct the activities that most significantly impact the entities' economic performance. The management fees FHN receives are not considered variable interests in the trusts as all of the requirements related to permitted levels of decision maker fees are met. Therefore, the VIEs are not consolidated by FHN because it is not the trusts' primary beneficiary. FHN has no contractual requirements to provide financial support to the trusts.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2011:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$70,923	$-	Other assets
New market tax credit LLCs (b)(c)	20,932	-	Other assets
Small issuer trust preferred holdings (d)	447,156	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	61,956	52,218	(e)
Proprietary Trust Preferred Issuances (f)	N/A	206,186	Term borrowings
Proprietary & agency residential mortgage securitizations	497,794	-	(g)
Holdings of agency mortgage-backed securities (d)	3,211,442	-	(h)
Short positions in agency mortgage-backed securities (f)	N/A	736	Trading liabilities
Commercial loan troubled debt restructurings (i)(j)	91,600	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. $15.3 million of the initial investment was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(e)	$112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.

(f)	No exposure to loss due to the nature of FHN's involvement.

(g)

Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.

(h)	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.

(i)

Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(j)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes VIEs that are not consolidated by FHN as of December 31, 2010:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$88,923	$-	Other assets
Small issuer trust preferred holdings (c)	465,157	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	62,920	51,241	(d)
Proprietary trust preferred issuances (e)	N/A	309,279	Term borrowings
Proprietary & agency residential mortgage securitizations	404,282	-	(f)
Holdings of agency mortgage-backed securities (c)	2,967,845	-	(g)
Short positions in agency mortgage-backed securities (e)	N/A	1,804	Trading liabilities
Commercial loan troubled debt restructurings (h)(i)	119,353	-	Loans, net of unearned income
Managed discretionary trusts (e)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $87.7 million of current investments and $1.3 million of contractual funding commitments. Only the current investment amount is included in Other Assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(d)	$112.5 million was classified as Loans, net of unearned income, and $1.7 million was classified as Trading securities which are offset by $51.2 million classified as Term borrowings.

(e)	No exposure to loss due to the nature of FHN's involvement.

(f)

Includes $100.9 million and $75.2 million classified as Mortgage servicing rights and $14.0 million and $21.4 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $262.5 million are classified as Other assets and is offset by aggregate custodial balances of $69.8 million classified as Noninterest-bearing deposits.

(g)	Includes $329.1 million classified as Trading securities and $2.6 billion classified as Securities available for sale.

(h)

Maximum loss exposure represents $115.5 million of current receivables and $3.8 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(i)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

See other disclosures – Indemnification agreements and guarantees section of Note 18 – Contingencies and Other Disclosures for information regarding FHN's repurchase exposure for claims that FHN breached its standard representations and warranties made in connection with the sale of loans to proprietary and agency residential mortgage securitization trusts.

Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives

Note 25 ❑ Derivatives

In the normal course of business, FHN utilizes various financial instruments (including derivative contracts and credit-related agreements) through its legacy mortgage servicing operations, capital markets, and risk management operations, as part of its risk management strategy and as a means to meet customers' needs. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet as required by GAAP. The contractual or notional amounts of these financial instruments do not necessarily represent credit or market risk. However, they can be used to measure the extent of involvement in various types of financial instruments. Controls and monitoring procedures for these instruments have been established and are routinely re-evaluated. The Asset/Liability Committee ("ALCO") monitors the usage and effectiveness of these financial instruments.

Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. FHN manages credit risk by entering into financial instrument transactions through national exchanges, primary dealers or approved counterparties, and using mutual margining and master netting agreements whenever possible to limit potential exposure. FHN also maintains collateral posting requirements with its counterparties to limit credit risk. With exchange-traded contracts, the credit risk is limited to the clearinghouse used. For non-exchange traded instruments, credit risk may occur when there is a gain in the fair value of the financial instrument and the counterparty fails to perform according to the terms of the contract and/or when the collateral proves to be of insufficient value. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in interest rates, mortgage loan prepayment speeds, or the prices of debt instruments. FHN manages market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken. FHN continually measures this risk through the use of models that measure value-at-risk and earnings-at-risk.

Derivative Instruments. FHN enters into various derivative contracts both in a dealer capacity, to facilitate customer transactions, and also as a risk management tool. Where contracts have been created for customers, FHN enters into transactions with dealers to offset its risk exposure. Derivatives are also used as a risk management tool to hedge FHN's exposure to changes in interest rates or other defined market risks.

Derivative instruments are recorded on the Consolidated Statements of Condition as Other assets or Other liabilities measured at fair value. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For freestanding derivative instruments, changes in fair value are recognized currently in earnings. Cash flows from derivative contracts are reported as Operating activities on the Consolidated Statements of Cash Flows.

Interest rate forward contracts are over-the-counter contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Futures contracts are exchange-traded contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Interest rate option contracts give the purchaser the right, but not the obligation, to buy or sell a specified quantity of a financial instrument, at a specified price, during a specified period of time. Caps and floors are options that are linked to a notional principal amount and an underlying indexed interest rate. Interest rate swaps involve the exchange of interest payments at specified intervals between two parties without the exchange of any underlying principal. Swaptions are options on interest rate swaps that give the purchaser the right, but not the obligation, to enter into an interest rate swap agreement during a specified period of time.

On December 31, 2011 and 2010, respectively, FHN had $192.6 million and $160.8 million of cash receivables and $149.1 million and $145.5 million of cash payables related to collateral posting under master netting arrangements, inclusive of collateral posted related to contracts with adjustable collateral posting thresholds, with derivative counterparties. Certain of FHN's agreements with derivative counterparties contain provisions which require that FTBNA's debt maintain minimum credit ratings from specified credit rating agencies. If FTBNA's debt were to fall below these minimums, these provisions would be triggered, and the counterparties could terminate the agreements and request immediate settlement of all derivative contracts under the agreements. The net fair value, determined by individual counterparty, of all derivative instruments with credit-risk-related contingent accelerated termination provisions was $244.6 million of assets and $39.6 million of liabilities on December 31, 2011, and $189.5 million of assets and $37.8 million of liabilities on December 31, 2010. As of December 31, 2011, FHN had received collateral of $270.3 million and had received collateral of $216.8 million as of December 31, 2010. As of December 31, 2011 and 2010, FHN posted collateral of $36.8 million for both periods, in the normal course of business related to these contracts.

Additionally, certain of FHN's derivative agreements contain provisions whereby the collateral posting thresholds under the agreements adjust based on the credit ratings of both counterparties. If the credit rating of FHN and/or FTBNA is lowered, FHN would be required to post additional collateral with the counterparties. The net fair value, determined by individual counterparty, of all derivative instruments with adjustable collateral posting thresholds was $245.0 million of assets and $187.7 million of liabilities on December 31, 2011 and was $189.5 million of assets and $166.3 million of liabilities on December 31, 2010. As of December 31, 2011 and 2010, FHN had received collateral of $270.3 million and $216.8 million and posted collateral of $179.8 million and $159.6 million, respectively, in the normal course of business related to these agreements.

Legacy Mortgage Servicing Operations

Retained Interests

FHN revalues MSR to current fair value each month with changes in fair value included in servicing income in Mortgage banking noninterest income on the Consolidated Statements of Income. FHN hedges the MSR to minimize the effects of loss in value of MSR associated with increased prepayment activity that generally results from declining interest rates. In a rising interest rate environment, the value of the MSR generally will increase while the value of the hedge instruments will decline. FHN enters into interest rate contracts (potentially including swaps, swaptions, and mortgage forward purchase contracts) to hedge against the effects of changes in fair value of its MSR. Substantially all capitalized MSR are hedged for economic purposes.

FHN utilizes derivatives as an economic hedge (potentially including swaps, swaptions, and mortgage forward purchase contracts) to protect the value of its interest-only securities that change in value inversely to the movement of interest rates. Interest-only securities are included in Trading securities on the Consolidated Statements of Condition. Changes in the fair value of these derivatives and the hedged interest-only securities are recognized currently in earnings in Mortgage banking noninterest income as a component of servicing income on the Consolidated Statements of Income.

The following table summarizes FHN's derivatives associated with legacy mortgage servicing activities for the year ended December 31, 2011:

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions (a)(b)	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$140,619	N/A	$(27,474)
Other Retained Interests (b)(d)	N/A	$26,106	N/A	$2,568

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

The following table summarizes FHN's derivatives associated with legacy mortgage servicing activities for the year ended December 31, 2010:

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,243,000	$5,801	$9,090	$32,158
Interest Rate Swaps and Swaptions (a)(b)	$5,678,000	$36,693	$18,234	$74,804
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$203,412	N/A	$(18,913)
Other Retained Interests (b)(d)	N/A	$35,436	N/A	$5,806

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

Capital Markets

Capital markets trades U.S. Treasury, U.S. Agency, mortgage-backed, corporate and municipal fixed income securities, and other securities principally for distribution to customers. When these securities settle on a delayed basis, they are considered forward contracts. Capital markets also enters into interest rate contracts, including caps, swaps, and floors, for its customers. In addition, capital markets enters into futures and option contracts to economically hedge interest rate risk associated with a portion of its securities inventory. These transactions are measured at fair value, with changes in fair value recognized currently in Capital markets noninterest income. Related assets and liabilities are recorded on the Consolidated Statements of Condition as Other assets and Other liabilities. The FTN Financial Risk Committee and the Credit Risk Management Committee collaborate to mitigate credit risk related to these transactions. Credit risk is controlled through credit approvals, risk control limits, and ongoing monitoring procedures. Total trading revenues were $327.7 million and $390.1 million for the years ended December 31, 2011 and 2010, respectively. Total revenues are inclusive of both derivative and non-derivative financial instruments and are included in Capital markets noninterest income.

The following table summarizes FHN's derivatives associated with capital markets trading activities as of December 31, 2011 and 2010:

(Dollars in thousands)	2011
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

(Dollars in thousands)	2010
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,666,711	$67,729	$4,400
Offsetting Upstream Interest Rate Contracts	1,666,711	4,400	67,729
Forwards and Futures Purchased	1,609,665	2,598	4,130
Forwards and Futures Sold	1,856,839	4,753	5,380

Interest Rate Risk Management

FHN's ALCO focuses on managing market risk by controlling and limiting earnings volatility attributable to changes in interest rates. Interest rate risk exists to the extent that interest-earning assets and liabilities have different maturity or repricing characteristics. FHN uses derivatives, including swaps, caps, options, and collars, that are designed to moderate the impact on earnings as interest rates change.

FHN's interest rate risk management policy is to use derivatives to hedge interest rate risk or market value of assets or liabilities, not to speculate. In addition, FHN has entered into certain interest rate swaps and caps as a part of a product offering to commercial customers with customer derivatives paired with offsetting market instruments that, when completed, are designed to mitigate interest rate risk. These contracts do not qualify for hedge accounting and are measured at fair value with gains or losses included in current earnings in Noninterest expense on the Consolidated Statements of Income.

FHN has entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain term borrowings totaling $904.0 million on both December 31, 2011 and 2010. These swaps have been accounted for as fair value hedges under the shortcut method. The balance sheet impact of these swaps was $99.2 million and $105.7 million in Other assets on December 31, 2011 and 2010, respectively. Interest paid or received for these swaps was recognized as an adjustment of the interest expense of the liabilities whose risk is being managed.

FHN has designated a derivative transaction in a hedging strategy to manage interest rate risk on its $500 million noncallable senior debt maturing in December 2015. This derivative qualifies for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into a pay floating, receive fixed interest rate swap to hedge the interest rate risk on this debt. The balance sheet impact of this swap was $25.7 million and $4.1 million in Other assets on December 31, 2011 and 2010, respectively. There was no ineffectiveness related to this hedge. Interest paid or received for this swap was recognized as an adjustment of the interest expense of the liability whose risk is being managed.

FHN designates derivative transactions in hedging strategies to manage interest rate risk on subordinated debt related to its trust preferred securities. These qualify for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain subordinated debt totaling $200 million on both December 31, 2011 and 2010. This swap replaced the swap that was terminated in 2010 (see below) and re-hedged the subordinated debt with a new interest rate swap using the long-haul method of effectiveness assessment. The balance sheet impact of these swaps was $2.1 million in Other assets as of December 31, 2011 and $12.6 million in Other liabilities as of December 31, 2010. There was no ineffectiveness related to these hedges. Interest paid or received for these swaps was recognized as an adjustment of the interest expense of the liabilities whose risk is being managed. In 2010, FHN's counterparty called the swap associated with the $200 million of subordinated debt. Accordingly, hedge accounting was discontinued on the date of the settlement and the cumulative basis adjustments to the associated subordinated debt are being prospectively amortized as an adjustment to interest expense over its remaining term.

The following table summarizes FHN's derivatives associated with interest rate risk management activities for the years ended December 31, 2011 and 2010:

(Dollars in thousands)	2011
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	N/A		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320	)(d)

(Dollars in thousands)	2010
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,051,220	$71,289	$535		$5,812
Offsetting Upstream Interest Rate Contracts (a)	$1,051,220	$535	$74,889		$(5,913)

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$109,863	N/A		$20,241
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(20,241	)(d)

(a)	Gains/losses included in the Other expense section of the Consolidated Statements of Income.

(b)	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.

(c)	Represents par value of term borrowings being hedged.

(d)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

FHN hedges held-to-maturity trust preferred loans with a principal balance of $196.3 million and $211.6 million as of December 31, 2011 and 2010, respectively, which have an initial fixed rate term of five years before conversion to a floating rate. FHN has entered into pay fixed, receive floating interest rate swaps to hedge the interest rate risk associated with this initial five year term. These hedge relationships qualify as fair value hedges under ASC 815-20. The impact of these swaps was $8.8 million and $17.2 million in Other liabilities on the Consolidated Statements of Condition as of December 31, 2011 and 2010, respectively. Interest paid or received for these swaps was recognized as an adjustment of the interest income of the assets whose risk is being hedged. Gains or losses are included in Other income and commissions on the Consolidated Statements of Income.

The following tables summarize FHN's derivative activities associated with these loans for the years ended December 31, 2011 and 2010:

(Dollars in thousands)	2011
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361	)(c)

(Dollars in thousands)	2010
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$211,583	N/A		$17,198	$2,023
Hedged Items:
Trust Preferred Loans (a)	N/A	$211,583	(b)	N/A	$(1,999	)(c)

(a)	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.

(b)	Represents principal balance being hedged.

(c)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Other Derivatives

In conjunction with the sale of a portion of its Visa Class B shares in December 2010, FHN and the purchaser entered into a derivative transaction whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. As of December 31, 2010, the conversion ratio of Visa Class B shares to Visa Class A shares was approximately 51 percent. FHN determined that the initial fair value of the derivative was equal to a pro rata portion of the previously accrued contingent liability for Visa litigation matters attributable to the 440,000 Visa Class B shares sold. This amount was determined to be a liability of $1.0 million as of December 31, 2010. In March 2011, Visa deposited an additional $400 million into the litigation escrow account. As a result, the conversion ratio was adjusted to 49 percent and FHN made a cash payment to the counterparty of $.7 million during second quarter 2011. In December 2011, Visa deposited an additional $1.6 billion into the litigation account. As a result of the expected decline in the conversion ratio of the Visa Class B shares sold, FHN increased the derivative liability to $3.9 million as of December 31, 2011.

In September 2011, FHN sold 895,000 of its Visa Class B shares and also entered into a derivative transaction with the purchaser of these shares. FHN determined that the initial fair value of this derivative was a liability of $2.5 million as of September 30, 2011. The derivative liability was increased to $8.0 million as of December 31, 2011 as a result of the expected decline in the conversion ratio of the Visa Class B shares sold due to Visa's December 2011 escrow funding.

The conversion ratio of Visa Class B shares to Visa Class A shares was adjusted to 43 percent in February 2012 effective as of December 29, 2011.

In 2011, FHN began using cross currency swaps and cross currency interest rate swaps to economically hedge its exposure to foreign currency risk and interest rate risk associated with $.8 million of non-U.S dollar denominated loans. As of December 31, 2011, the balance sheet impact and the gains/losses associated with these derivatives were not material.

Restructuring, Repositioning, And Efficiency	12 Months Ended
Dec. 31, 2011
Restructuring, Repositioning, And Efficiency [Abstract]
Restructuring, Repositioning, And Efficiency

Note 26 ❑ Restructuring, Repositioning, and Efficiency

Beginning in 2007, FHN conducted a company-wide review of business practices with the goal of improving its overall profitability and productivity. Such reviews continue throughout the organization. Since 2007, in order to redeploy capital to higher-return businesses, FHN exited or sold non-strategic businesses, eliminated layers of management, and consolidated functional areas.

Generally, restructuring, repositioning, and efficiency charges related to exited businesses are included in the non-strategic segment while charges related to corporate-driven actions are included in the corporate segment. Net costs recognized by FHN in 2011 related to restructuring, repositioning, and efficiency activities were $26.9 million. Of this amount, $18.6 million represented exit costs that were accounted for in accordance with the Exit or Disposal Cost Obligations Topic of the FASB Accounting Standards Codification ("ASC 420"). Significant expenses recognized in 2011 resulted from the following actions:

•

Severance and other employee costs of $16.6 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.

•	Goodwill impairment of $10.1 million related to the contracted sale of FHI which is reflected in Income/(loss) from discontinued operations, net of tax.

•	Gain on divestiture of $9.4 million relating to the sale of Msaver which is reflected in Income/(loss) from discontinued operations, net of tax.

•	Loss of $9.0 million related to the cancellation of a technology services contract which is reflected in All other expense.

Net costs recognized by FHN in 2010 related to restructuring, repositioning, and efficiency activities were $17.2 million. Of this amount, $9.5 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2010 resulted from the following actions:

•	Severance and other employee costs of $5.6 million primarily related to the exit of the institutional equity research business and the 2009 sale of Louisville remittance processing operations.

•	Goodwill impairment of $3.3 million related to the exit of the institutional equity research business which is reflected in Income/(loss) from discontinued operations, net of tax.

•	Lease abandonment expense of $2.3 million primarily related to the closure of the institutional equity research business.

•	Loss of $4.1 million related to asset impairments which is reflected in All other expense.

Net costs recognized by FHN in 2009 related to restructuring, repositioning, and efficiency activities were $51.9 million. Of this amount, $12.4 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2009 resulted from the following actions:

•	Severance and related employee costs of $5.6 million related to discontinuation of national lending operations and the sales and closures of FERP and the Atlanta insurance business.

•	Loss on divestitures of $9.2 million related to the FERP and Atlanta insurance transactions.

•	Loss of $13.4 million related to cancellation of an external services contract which is reflected in All other expense.

•

Goodwill impairment of $14.3 million related to agreement to sell FTN ECM and $2.3 million related to the closure of the remaining Atlanta insurance business which is reflected in Income/(loss) from discontinued operations, net of tax.

Settlement of the obligations arising from current initiatives will be funded from operating cash flows. The effect of suspending depreciation on assets held-for-sale was immaterial to FHN's results of operations for all periods. Due to the broad nature of the actions being taken, substantially all components of expense have benefitted from past efficiency initiatives and are expected to benefit from the current efficiency initiatives.

Activity in the restructuring and repositioning liability for the years ended December 31, 2011, 2010, and 2009 is presented in the following table, along with other restructuring and repositioning expenses recognized.

(Dollars in thousands)	2011		2010		2009

	Expense	Liability	Expense	Liability	Expense	Liability

Beginning balance	$-	$9,108	$-	$15,903	$-	$24,167
Severance and other employee related costs	16,614	16,614	5,638	5,638	5,612	5,612
Facility consolidation costs	1,909	1,909	2,348	2,348	6,511	6,511
Other exit costs, professional fees, and other	108	108	1,468	1,468	322	322

Total accrued	18,631	27,739	9,454	25,357	12,445	36,612

Payments related to:
Severance and other employee related costs		11,464		8,440		9,840
Facility consolidation costs		2,457		3,939		8,868
Other exit costs, professional fees, and other		111		1,394		874
Accrual reversals		1,681		2,476		1,127

Restructuring and repositioning reserve balance		$12,026		$9,108		$15,903

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	-		1,532		548
(Gains)/losses on divestitures	(11,361)		-		9,183
Impairment of premises and equipment	478		4,086		2,873
Impairment of intangible assets	10,100		3,348		16,753
Impairment of other assets	-		267		10,124
Other	9,040		(1,466)		-

Total other restructuring and repositioning expense	8,257		7,767		39,481

Total restructuring and repositioning charges	$26,888		$17,221		$51,926

Certain previously reported amounts have been reclassified to agree with current presentation.

FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2011 for costs associated with FHN's restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Expense

Severance and other employee related costs	$77,796
Facility consolidation costs	40,650
Other exit costs, professional fees, and other	19,054
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	21,175
Net loss on divestitures	1,147
Impairment of premises and equipment	22,375
Impairment of intangible assets	48,231
Impairment of other assets	40,492
Other	7,574

Total restructuring and repositioning charges incurred to date as of December 31, 2011	$286,166

Certain previously reported amounts have been reclassified to agree with current presentation.

Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information

Note 27 ❑ Parent Company Financial Information

Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31

(Dollars in thousands)	2011	2010

Assets:
Cash	$16,816	$219,287
Interest-bearing cash	165,000	112,896
Securities available for sale	6,726	6,901
Notes receivable	3,700	3,700
Allowance for loan losses	(3,700)	(823)
Investments in subsidiaries:
Bank	3,268,359	3,203,991
Non-bank	17,476	20,042
Other assets	208,613	187,247

Total assets	$3,682,990	$3,753,241

Liabilities and equity:
Other short-term borrowings	$28,100	$4,800
Accrued employee benefits and other liabilities	121,599	141,605
Term borrowings	848,654	928,831

Total liabilities	998,353	1,075,236
Total equity	2,684,637	2,678,005
Total liabilities and equity	$3,682,990	$3,753,241

Statements of Income	Year Ended December 31

(Dollars in thousands)	2011	2010	2009

Dividend income:
Bank	$100,000	$300,000	$-
Non-bank	907	1,531	1,261

Total dividend income	100,907	301,531	1,261
Interest income	176	340	570
Other income	6,392	1,761	1,494

Total income	107,475	303,632	3,325

Provision for loan losses	2,877	-	823
Interest expense:
Short-term debt	283	290	298
Term borrowings	22,626	11,713	12,166

Total interest expense	22,909	12,003	12,464
Compensation, employee benefits and other expense	36,053	33,476	33,398

Total expense	61,839	45,479	46,685

Income/(loss) before income taxes	45,636	258,153	(43,360)
Income tax benefit	(21,127)	(13,078)	(20,514)

Income/(loss) before equity in undistributed net income of subsidiaries	66,763	271,231	(22,846)
Equity in undistributed net income/(loss) of subsidiaries:
Bank	64,113	(220,800)	(247,205)
Non-bank	320	(230)	214

Net income/(loss) attributable to the controlling interest	$131,196	$50,201	$(269,837)

Statements of Cash Flows	Year Ended December 31

(Dollars in thousands)	2011	2010	2009

Operating activities:
Net income/(loss)	$131,196	$50,201	$(269,837)
Less undistributed net loss of subsidiaries	64,433	(221,030)	(246,991)

Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Adjustments to reconcile income to net cash provided by operating activities:
Deferred income tax provision/(benefit)	-	-	764
Depreciation, amortization, and other	4,396	4,201	5,131
Stock-based compensation expense	12,996	6,797	5,821
Net (increase)/decrease in interest receivable and other assets	(12,999)	26,439	(2,962)
Net decrease in interest payable and other liabilities	(7,993)	155	(507)

Total adjustments	(3,600)	37,592	8,247

Net cash provided/(used) by operating activities	63,163	308,823	(14,599)

Investing activities:
Securities:
Sales and prepayments	699	20	-
Purchases	(149)	(410)	(3,000)
Decrease/(increase) in interest-bearing cash	(52,104)	48,103	79,963
Return on investment in subsidiary	2,170	49	700

Net cash provided/(used) by investing activities	(49,384)	47,762	77,663

Financing activities:
Preferred stock:
Repayment of preferred equity – CPP	-	(866,540)	-
Cash dividends	-	(47,780)	(43,447)
Common stock:
Repurchase of common stock warrants - CPP	(79,700)	-	-
Exercise of stock options	-	93	3
Proceeds from issuance of common stock	-	263,103	-
Cash dividends	(7,944)	-	-
Repurchase of shares	(45,111)	(1,345)	(392)
Term borrowings:
Proceeds from issuance of term borrowings	-	496,345	-
Repayment of term borrowings	(103,093)	-	-
(Decrease)/increase in short-term borrowings	23,300	1,000	(13,030)
Repayment of advance from subsidiary	(3,700)	-	-
Other	(2)	(1)	80

Net cash (used)/provided by financing activities	(216,250)	(155,125)	(56,786)

Net increase/(decrease) in cash and cash equivalents	(202,471)	201,460	6,278

Cash and cash equivalents at beginning of year	219,287	17,827	11,549

Cash and cash equivalents at end of year	$16,816	$219,287	$17,827

Total interest paid	$26,517	$10,966	$12,246
Total income taxes paid	4,998	1,713	99,090

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis Of Accounting

Basis of Accounting. The consolidated financial statements of First Horizon National Corporation ("FHN"), including its subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America and follow general practices within the industries in which it operates. This preparation requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the financial statements and could differ from actual results.

Principles Of Consolidation And Basis Of Presentation

Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of FHN and other entities in which it has a controlling financial interest. Variable Interest Entities ("VIEs") for which FHN or a subsidiary has been determined to be the primary beneficiary are also consolidated. The assets and liabilities of FHN's consolidated residential mortgage securitization trusts have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of Accounting Standards Codification ("ASC") 810, as amended, due to the assets being pledged to settle the trusts' obligations and the trusts' security holders having no recourse to FHN. Affiliates for which FHN is not considered the primary beneficiary and that FHN does not have a controlling financial interest in are accounted for by the equity method. These investments are included in other assets, and FHN's proportionate share of income or loss is included in noninterest income. All significant intercompany transactions and balances have been eliminated. For purposes of comparability, certain prior period amounts have been reclassified to conform to current year presentation. Business combinations accounted for as purchases are included in the financial statements from the respective dates of acquisition.

Revenue Recognition

Revenue Recognition. FHN derives a significant portion of its revenues from fee-based services. Noninterest income from transaction-based fees is generally recognized when the transactions are completed. Noninterest income from service-based fees is generally recognized over the period in which FHN provides the service.

Deposit Transactions And Cash Management

Deposit Transactions and Cash Management. Deposit transactions include services related to retail and commercial deposit products (such as service charges on checking accounts), cash management products and services such as electronic transaction processing (Automated Clearing House and Electronic Data Interchange), account reconciliation services, cash vault services, lockbox processing, and information reporting to large corporate clients.

Insurance Commissions	Insurance Commissions. Insurance commissions are derived from the sale of insurance products, including acting as an independent agent to provide life, long-term care, and disability insurance.
Trust Services And Investment Management	Trust Services and Investment Management. Trust services and investment management fees include investment management, personal trust, employee benefits, and custodial trust services.
Brokerage Management Fees And Commissions	Brokerage Management Fees and Commissions. Brokerage management fees and commissions include fees for portfolio management, trade commissions, and annuity and mutual fund sales.
Statements Of Cash Flows

Statements of Cash Flows. For purposes of these statements, cash and due from banks, federal funds sold, and securities purchased under agreements to resell are considered cash and cash equivalents. Federal funds are usually sold for one-day periods, and securities purchased under agreements to resell are short-term, highly liquid investments.

Trading Activities

Trading Activities. Securities purchased in connection with underwriting or dealer activities (long positions) are carried at fair market value as trading securities. Gains and losses, both realized and unrealized, on these securities are reflected in capital markets noninterest income. Trading liabilities include securities that FHN has sold to other parties but does not own (short positions). FHN is obligated to purchase securities at a future date to cover the short positions. Assets and liabilities for unsettled trades are recorded on the Consolidated Statements of Condition as "Capital markets receivables" or "Capital markets payables." Retained interests from securitizations in the form of excess interest, interest-only and principal-only strips from sales and securitizations of first lien mortgages are recognized at fair value as trading securities with gains and losses, both realized and unrealized, recognized in mortgage banking income. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches, and interest-only strips are interest cash flow tranches. Cash receipts and payments are classified in investing activities on the Consolidated Statements of Cash Flows based on the purpose for which such financial assets were retained.

Investment Securities

Investment Securities. Investment securities are reviewed quarterly for possible other-than-temporary impairment ("OTTI"). The review includes an analysis of the facts and circumstances of each individual investment such as the degree of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the creditworthiness of the issuer and FHN's intent and ability to hold the security. Securities that may be sold prior to maturity and equity securities are classified as securities available-for-sale and are carried at fair value. The unrealized gains and losses on securities available for sale, including debt securities for which no credit impairment exists, are excluded from earnings and are reported, net of tax, as a component of other comprehensive income within shareholders' equity. Venture capital investments are classified as securities available-for-sale and are carried at fair value with unrealized gains and losses recognized in noninterest income.

Realized gains and losses for investment securities are determined by the specific identification method and reported in noninterest income. Declines in value judged to be other-than-temporary based on FHN's analysis of the facts and circumstances related to an individual investment, including securities that FHN has the intent to sell, are also determined by the specific identification method, and reported in noninterest income. For impaired debt securities that FHN does not intend to sell and will not be required to sell prior to recovery but for which credit losses exist, the other-than-temporary impairment recognized is separated between the total impairment related to credit losses which is reported in noninterest income, and the impairment related to all other factors which is excluded from earnings and reported, net of tax, as a component of other comprehensive income within shareholders' equity.

Securities Purchased Under Resale Agreements And Securities Sold Under Repurchase Agreements

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements. FHN enters into short-term purchases of securities under agreements to resell which are accounted for as collateralized financings except where FHN does not have an agreement to sell the same or substantially the same securities before maturity at a fixed or determinable price. As of December 31, 2011 and 2010, and for the three years ended December 31, 2011, all of FHN's securities purchased under agreements to resell were recognized as collateralized financings. Securities delivered under these transactions are delivered to either the dealer custody account at the Federal Reserve Bank ("FRB") or to the applicable counterparty. Securities sold under agreements to repurchase are offered to cash management customers as an automated, collateralized investment account. Securities sold are also used by the retail/commercial bank to obtain favorable borrowing rates on its purchased funds.

Collateral is valued daily and FHN may require counterparties to deposit additional securities or cash as collateral, or FHN may return cash or securities previously pledged by counterparties, or FHN may be required to post additional securities or cash as collateral, based on the contractual requirements for these transactions.

FHN's capital markets business utilizes securities borrowing arrangements as part of its trading operations. Securities borrowing transactions generally require FHN to deposit cash with the securities lender. The amount of cash advanced is recorded within Federal funds sold and securities purchased under agreements to resell in the Consolidated Statements of Condition. These transactions are not considered purchases and the securities borrowed are not recognized by FHN. FHN does not conduct securities lending transactions.

Loans Held For Sale And Securitization And Residual Interests

Loans Held-for-Sale and Securitization and Residual Interests. Prior to fourth quarter 2008, FHN originated first lien mortgage loans ("the warehouse") for the purpose of selling them in the secondary market, through sales to agencies for securitization, proprietary securitizations, and to a lesser extent through other whole loan sales. In addition, FHN sold certain of the second lien mortgages and home equity lines of credit ("HELOC") it produced in the secondary market through securitizations and whole loan sales through third quarter 2007. For periods ending prior to January 1, 2010, loan securitizations involved the transfer of the loans to qualifying special purpose entities ("QSPE") that were not subject to consolidation in accordance with ASC 860, "Transfers and Servicing" and in accordance with accounting rules at the time of such securitizations. Upon adoption of Accounting Standards Updates ("ASU") 2009-16 and ASU 2009-17 on January 1, 2010, FHN re-evaluated all securitization trusts to which FHN had previously transferred loans for consolidation under ASC 810's revised consolidation criteria. The majority of the mortgage securitization trusts to which FHN transferred loans remains unconsolidated as FHN is deemed not to be the primary beneficiary based on the interests it retained in the trusts. Under ASC 810, as amended, continual reconsideration of conclusions reached regarding which interest holder is the primary beneficiary of a trust is required. See Note 24 – Variable Interest Entities for additional information regarding FHN's consolidated and nonconsolidated mortgage securitization trusts.

Loans originated or purchased for resale are included in loans held-for-sale in the Consolidated Statements of Condition. FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes. Such loans are carried at fair value, with changes in the fair value of these loans recognized in the mortgage banking noninterest income section of the Consolidated Statements of Income. For mortgage loans originated for sale for which the fair value option is elected, loan origination fees are recorded by FHN when earned and related direct loan origination costs are recognized when incurred. See Note 22 – Fair Value of Assets and Liabilities for additional information.

FHN accounts for all mortgage loans held-for-sale which were originated prior to 2008 and for mortgage loans held-for-sale for which fair value accounting was not elected at the lower of cost or market value ("LOCOM"). For such loans, net origination fees and costs were deferred and included in the basis of the loans in calculating gains and losses upon sale. The value accreted during the time that the loan was a locked commitment was also included in the basis of first lien mortgage loans. Gains and losses realized from the sale of these assets were included in noninterest income.

Mortgage loans insured by the Federal Housing Administration ("FHA") and mortgage loans guaranteed by the Veterans Administration ("VA") were generally securitized through the Government National Mortgage Association ("GNMA"). Generally, conforming conventional loans were securitized through government- sponsored enterprises ("GSE") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, FHN has completed proprietary securitizations of nonconforming first lien and second lien mortgages and HELOC, which do not conform to the requirements for sale or securitization through government agencies or GSE. Most of these securitizations are accounted for as sales; those that do not qualify for sale treatment are accounted for as consolidated VIE's or financing arrangements.

Interests retained from loan sales, including agency securitizations, include MSR and excess interest. Interests retained from proprietary securitizations include MSR and various financial assets which are included in trading securities. All retained interests, including MSR, are carried at fair value. FHN no longer retains financial interests in loans it transfers to third parties.

Loans

Loans. Loans are stated at principal amounts outstanding, net of unearned income. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on a straight-line basis over the commitment period. As required by ASC 310, FHN segregates the loan portfolio into segments and then further disaggregates the portfolio into classes for certain disclosures. See Note 4 – Loans for a discussion of FHN's loan portfolio segments and classes.

For all portfolio segments and classes, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive principal and interest payments, but there are atypical loan structures or other borrower-specific issues. For commercial loans within each portfolio segment and class placed on nonaccrual status, accrued but uncollected interest is reversed and charged against interest income when the loan is placed on nonaccrual status. For retail loans within each portfolio segment and class, accrued but uncollected interest is reversed when the loan is fully or partially charged off. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to recover the principal balance and accrued interest. For all portfolio segments and classes, interest payments received on nonaccrual and impaired loans are normally applied to principal. Once all principal has been received, additional interest payments are recognized on a cash basis as interest income.

For all commercial loan portfolio segments and retail loan portfolio segments, all losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. For consumer loans secured by real estate, a collateral position is assessed prior to the asset becoming 180 days delinquent. If the value does not support foreclosure, balances are charged-off and other avenues of recovery are pursued. If the value supports foreclosure, the loan is charged-down to net realizable value and is placed on nonaccrual status.

Commercial loans within each portfolio segment and class that have been placed on nonaccrual status can be returned to accrual status if all principal and interest is current and FHN expects full repayment of the remaining contractual principal and interest, or the asset becomes well-secured and is in the process of collection. Also, loans for which all contractual amounts can reasonably be expected to be repaid (including arrearages) within a prudent period, and repayment has been in accordance with the contractual terms for a sustained period can also be returned to accrual status. Larger commercial loan balances (outstanding balances greater than $1 million) that are being returned to accrual status are subject to review by the Credit Risk Assurance Department.

Impaired loans include nonaccrual commercial loans greater than $1 million and modified consumer and commercial loans that have been classified as a troubled debt restructuring ("TDR") and are individually measured for impairment under the guidance of ASC 310. See Note 4 – Loans for a discussion of methodologies utilized by FHN to measure impairment.

Allowance For Loan Losses

Allowance for Loan Losses. The allowance for loan losses is maintained at a level that management determines is sufficient to absorb estimated probable incurred losses in the loan portfolio. The allowance for loan losses is increased by the provision for loan losses and loan recoveries and is decreased by charged- off loans. Reserves are determined in accordance with the ASC Contingencies Topic ("ASC 450-20") and are composed of reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail and commercial loans. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics. Additionally, the ALLL includes specific reserves for loans determined by management to be individually impaired. Reserves for individually impaired loans are established in accordance with the ASC Receivables Topic ("ASC 310-10"). Management uses analytical models based on loss experience subject to adjustment to reflect current events, trends, and conditions (including economic considerations and trends) to assess the adequacy of the ALLL as of the end of each reporting period. The nature of the process by which FHN determines the appropriate ALLL requires the exercise of considerable judgment. See Note 4 – Loans for a discussion of FHN's ALLL methodology and a description of the models utilized in the estimation process for the commercial and consumer loan portfolios.

Key components of the estimation process are as follows: (1) commercial loans determined by management to be individually impaired loans are evaluated individually and specific reserves are determined based on the difference between the outstanding loan amount and the estimated net realizable value of the collateral (if collateral dependent) or the present value of expected future cash flows; (2) individual commercial loans not considered to be individually impaired are segmented based on similar credit risk characteristics and evaluated on a pool basis; (3) reserve rates for the commercial segment are calculated based on historical net charge-offs and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); (4) management's estimate of probable incurred losses reflects the reserve rate applied against the balance of loans in the commercial segment of the loan portfolio; (5) retail loans are segmented based on loan type; (6) reserve amounts for each retail portfolio segment are calculated using analytical models based on net loss experience and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); and (7) the reserve amount for each retail portfolio segment reflects management's estimate of probable incurred losses in the retail segment of the loan portfolio.

Impairment related to individually impaired loans is measured based on the present value of expected future payments discounted at the loan's effective interest rate ("the DCF method"), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the allowance for loan and lease losses; however, for impaired collateral-dependent loans FHN generally charges off the full difference between the book value and the estimated net realizable value. This is applicable for all portfolio segments and classes of commercial loans. For impaired assets viewed as collateral dependent, fair value estimates are obtained from a recently received and reviewed appraisal. Appraised values are adjusted down for costs associated with asset disposal and for the estimates of any further deterioration in values since the most recent appraisal.

Future adjustments to the ALLL and methodology may be necessary if economic or other conditions differ substantially from the assumptions used in making the estimates or, if required by regulators, based upon information at the time of their examinations. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels vary from previous estimates.

Additions to the ALLL are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

Premises And Equipment

Premises and Equipment. Premises and equipment are carried at cost less accumulated depreciation and amortization and include additions that materially extend the useful lives of existing premises and equipment. All other maintenance and repair expenditures are expensed as incurred. Gains and losses on dispositions are reflected in noninterest income and expense.

Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the assets and are recorded as noninterest expense. Leasehold improvements are amortized over the lesser of the lease periods or the estimated useful lives using the straight-line method. Useful lives utilized in determining depreciation for furniture, fixtures and equipment and buildings are three to fifteen and seven to forty-five years, respectively.

Real Estate Acquired By Foreclosure

Real Estate Acquired by Foreclosure. Properties acquired by foreclosure in compliance with HUD servicing guidelines are included in "Real estate acquired by foreclosure" and are carried at the estimated amount of the underlying government insurance or guarantee. On December 31, 2011, FHN had $16.4 million in these foreclosed properties. All other real estate acquired by foreclosure consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Losses arising at foreclosure are charged to the appropriate reserve.

Required developmental costs associated with foreclosed property under construction are capitalized and included in determining the estimated net realizable value of the property, which is reviewed periodically, and any write-downs are charged against current earnings.

Intangible Assets
Intangible Assets. Intangible assets consist of "Other intangible assets" and "Goodwill." The "Other intangible assets" represents identified intangible assets, including customer lists, acquired contracts, covenants not to compete and premium on purchased deposits, which are amortized over their estimated useful lives, except for those assets related to deposit bases that are primarily amortized over 10 years. Management evaluates whether events or circumstances have occurred that indicate the remaining useful life or carrying value of amortizing intangibles should be revised. Goodwill represents the excess of cost over net assets of acquired subsidiaries less identifiable intangible assets. On an annual basis, FHN tests goodwill for impairment.

Derivatives Financial Instruments

Derivative Financial Instruments. FHN accounts for derivative financial instruments in accordance with ASC 815 which requires recognition of all derivative instruments on the balance sheet as either an asset or liability measured at fair value through adjustments to either accumulated other comprehensive income within shareholders' equity or current earnings. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies.

FHN prepares written hedge documentation, identifying the risk management objective and designating the derivative instrument as a fair value hedge, cash flow hedge or free-standing derivative instrument entered into as an economic hedge or to meet customers' needs. All transactions designated as ASC 815 hedges must be assessed at inception and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair value or cash flows of the hedged item. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For free-standing derivative instruments, changes in fair values are recognized currently in earnings. See Note 25 – Derivatives and Off-Balance Sheet Arrangements for additional information.

Cash flows from derivative contracts are reported as operating activities on the Consolidated Statements of Cash Flows.

Advertising And Public Relations	Advertising and Public Relations. Advertising and public relations costs are generally expensed as incurred.
Income Taxes

Income Taxes. FHN accounts for income taxes using the liability method pursuant to ASC 740, "Income Taxes." Under this method, FHN's deferred tax assets and liabilities are determined by applying the applicable federal and state income tax rates to its cumulative temporary differences. These temporary differences represent differences between financial statement carrying amounts and the corresponding tax bases of certain assets and liabilities. Deferred taxes are provided as a result of such temporary differences.

FHN and its eligible subsidiaries are included in a consolidated federal income tax return. FHN files separate returns for subsidiaries that are not eligible to be included in a consolidated federal income tax return. Based on the laws of the applicable state where it conducts business operations, FHN either files consolidated, combined, or separate returns. With few exceptions, FHN is no longer subject to U.S. federal or state and local tax examinations by tax authorities for years before 2006. The Internal Revenue Service ("IRS") is currently examining tax years 2006 - 2009. All proposed adjustments with respect to examinations of federal returns filed for 2005 and prior years have been settled. FHN is also currently under audit in several states.

Earnings Per Share

Earnings per Share. Earnings per share is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for each period. Diluted earnings per share in net income periods is computed by dividing net income available to common shareholders by the weighted average number of common shares adjusted to include the number of additional common shares that would have been outstanding if the potential dilutive common shares resulting from options granted under FHN's stock option plans and deferred compensation arrangements had been issued. FHN utilizes the treasury stock method in this calculation. Diluted earnings per share does not reflect an adjustment for potentially dilutive shares in periods in which a net loss available to common shareholders exists.

Equity Compensation

Equity Compensation. FHN accounts for its employee stock-based compensation plans using the grant date fair value of an award to determine the expense to be recognized over the life of the award. For awards with service vesting criteria, expense is recognized using the straight-line method over the requisite service period (generally the vesting period) and is adjusted for anticipated forfeitures. For awards vesting based on a performance measure, anticipated performance is projected to determine the number of awards expected to vest, and the corresponding aggregate expense is adjusted to reflect the elapsed portion of the performance period. The fair value of equity awards with cash payout requirements, as well as awards for which fair value cannot be estimated at grant date, is remeasured each reporting period through vesting date. Awards are amortized using the nonsubstantive vesting methodology which requires that expense associated with awards having only service vesting criteria that continue vesting after retirement be recognized over a period ending no later than an employee's retirement eligibility date.

Repurchase And Foreclosure Provision

Repurchase and Foreclosure Provision. The repurchase and foreclosure provision is the charge to earnings necessary to maintain the liability at a level that reflects management's best estimate of losses associated with the repurchase of loans previously transferred in whole loans sales or securitizations as of the balance sheet date. See Note 18 – Contingencies and Other Disclosures for discussion related to FHN's obligations to repurchase such loans.

Legal Costs	Legal Costs. Generally, legal costs are expensed as incurred.
Contingency Accruals

Contingency Accruals. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. FHN establishes loss contingency liabilities for matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range. Expected recoveries from insurance and indemnification arrangements are recognized if they are considered equally as probable and reasonably estimable as the related loss contingency up to the recognized amount of the estimated loss. Gain contingencies and expected recoveries from insurance and indemnification arrangements in excess of the associated recorded estimated losses are recognized when received. Recognized recoveries are recorded as offsets to the related expense in the consolidated statements of income. The resolution of gain contingencies generally results in the recognition of other income in the consolidated statements of income.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of FHN's Available For Sale Securities

(Dollars in thousands)	On December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued mortgage-backed securities ("MBS")	1,334,174	76,054	-	1,410,228
Government agency issued collateralized mortgage obligations ("CMO")	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529

Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

(a)	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

(Dollars in thousands)	On December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$87,188	$256	$-	$87,444
Government agency issued MBS	1,430,923	46,916	(7,881)	1,469,958
Government agency issued CMO	1,136,607	32,133	-	1,168,740
Other U.S. government agencies	50,426	2,800	-	53,226
States and municipalities	26,015	-	-	26,015
Equity (a)	226,012	-	(9)	226,003
Other	511	33	-	544

Total securities available for sale (b)	$2,957,682	$82,138	$(7,890)	$3,031,930

(a)

Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.2 million. The remainder is money market, venture capital, and cost method investments. Additionally, $5.4 million is restricted pursuant to a reinsurance contract agreement.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity

(Dollars in thousands)	Available for Sale
	Amortized Cost	Fair Value

Within 1 year	$50,044	$50,310
After 1 year; within 5 years	6,763	7,262
After 5 years; within 10 years	-	-
After 10 years	16,570	16,570

Subtotal	73,377	74,142

Government agency issued MBS and CMO	2,659,185	2,768,171
Equity and other securities	223,941	223,959

Total	$2,956,503	$3,066,272

Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio

(Dollars in thousands)	Available for Sale
	2011	2010	2009

Gross gains on sales of securities (a)	$44,787	$15,709	$-
Gross (losses) on sales of securities	(8,623)	(1)	(60)

Net gain/(loss) on sales of securities (b)	$36,164	$15,708	$(60)

Venture capital investments (c)	-	(4,598)	(601)
Net other than temporary impairment ("OTTI") recorded (d)	-	(188)	(517)

Total securities gain/(loss), net	$36,164	$10,922	$(1,178)

(a)	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to the sales of Visa class B shares.

(b)	Proceeds from sales during the 2011, 2010, and 2009 were $495.1 million, $528.8 million, and $18.9 million, respectively.

(c)	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.

(d)	OTTI recorded in 2010 is related to equity securities and in 2009 is related to cost method investment securities.

Schedule Of Investments Within The Available For Sale Portfolio That Have Unrealized Losses

(Dollars in thousands)	On December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government agency issued MBS	$563,813	$(7,881)	$-	$-	$563,813	$(7,881)

Total debt securities	563,813	(7,881)	-	-	563,813	(7,881)
Equity	34	(9)	-	-	34	(9)

Total temporarily impaired securities	$563,847	$(7,890)	$-	$-	$563,847	$(7,890)

Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Schedule Of Loans By Portfolio Segment

(Dollars in thousands)	2011	2010

Commercial:
Commercial, financial, and industrial	$8,014,927	$7,338,155
Commercial real estate
Income CRE	1,257,497	1,406,646
Residential CRE	120,913	263,878
Retail:
Consumer real estate	5,291,364	5,617,619
Permanent mortgage	787,597	1,086,859
Credit card & other	284,051	311,924
Restricted real estate loans (a)	640,778	757,491

Loans, net of unearned income	$16,397,127	$16,782,572
Allowance for loan losses	384,351	664,799

Total net loans	$16,012,776	$16,117,773

(a)	Balances as of December 31, 2011 and 2010 include $600.2 million and $701.8 million of consumer real estate loans and $40.6 million and $55.7 million of permanent mortgage loans, respectively.

Rollforward Of The Allowance For Loan Losses By Portfolio Segment

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total

Balance as of January 1, 2009	$191,893	$199,925	$181,818	$53,585	$221,989	$849,210
Charge-offs	(129,283)	(277,461)	(224,853)	(63,004)	(182,360)	(876,961)
Recoveries	7,594	10,790	16,244	797	9,240	44,665
Provision	206,444	272,471	241,879	132,518	26,688	880,000

Balance as of December 31, 2009 (a)(b)	276,648	205,725	215,088	123,896	75,557	896,914

Allowance – individually evaluated for impairment	18,048	2,746	5,997	3,996	857	31,644
Allowance – collectively evaluated for impairment	258,600	202,979	209,091	119,900	74,700	865,270
Loans, net of unearned as of December 31, 2009:
Individually evaluated for impairment	103,616	405,458	25,766	26,229	3,098	564,167
Collectively evaluated for impairment	7,046,168	2,008,492	6,905,668	1,059,439	539,950	17,559,717

Total loans, net of unearned (a)(b)	$7,149,784	$2,413,950	$6,931,434	$1,085,668	$543,048	$18,123,884

Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000

Balance as of December 31, 2010 (a)(b)	239,469	155,085	192,350	65,009	12,886	664,799

Allowance – individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance – collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	213,405	242,143	69,775	96,765	764	622,852
Collectively evaluated for impairment	7,124,750	1,428,381	6,249,637	1,045,792	311,160	16,159,720

Total loans, net of unearned (a)(b)	$7,338,155	$1,670,524	$6,319,412	$1,142,557	$311,924	$16,782,572

Balance as of January 1, 2011	$239,469	$155,085	$192,350	$65,009	$12,886	$664,799
Charge-offs	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000

Balance as of December 31, 2011 (a)(b)	130,413	55,586	165,077	26,194	7,081	384,351

Allowance – individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance – collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	170,124	115,319	120,127	73,064	1,117	479,751
Collectively evaluated for impairment	7,844,803	1,263,091	5,771,419	755,129	282,934	15,917,376

Total loans, net of unearned (a)(b)	$8,014,927	$1,378,410	$5,891,546	$828,193	$284,051	$16,397,127

(a)

Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.

(b)

Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Information By Class Related To Individually Impaired Loans

(Dollars in thousands)	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$78,804	$119,974	$-	$61,631	$1,099
TRUPs	43,177	47,000	-	34,292	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	43,544	-	41,846	507

Total	$213,924	$332,701	$-	$225,540	$2,427

Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,528	$20,778	$5,148	$66,401	$210
TRUPs	31,616	33,700	23,825	29,441	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-

Total	$71,519	$77,853	$37,187	$144,956	$251

Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$885
R/E Installment loans	70,208	70,208	23,058	57,304	987
Permanent mortgage	73,064	73,064	6,015	84,915	1,933
Credit card & other	1,117	1,117	333	941	48

Total	$194,308	$194,308	$50,954	$180,807	$3,853

Total commercial	$285,443	$410,554	$37,187	$370,496	$2,678

Total retail	$194,308	$194,308	$50,954	$180,807	$3,853

Total impaired loans	$479,751	$604,862	$88,141	$551,303	$6,531

(Dollars in thousands)	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$44,459	$65,929	$-
TRUPs	25,406	28,000	-
Income CRE	107,888	176,650	-
Residential CRE	59,402	127,126	-

Total	$237,155	$397,705	$-

Impaired loans with related allowance recorded:
Commercial:
General C&I	$116,275	$117,644	$34,061
TRUPs	27,266	30,000	27,266
Income CRE	34,540	36,974	8,821
Residential CRE	40,313	44,091	8,574

Total	$218,394	$228,709	$78,722

Retail:
HELOC	$25,375	$25,375	$7,161
R/E Installment loans	44,399	44,399	12,530
Permanent mortgage	96,765	96,765	16,679
OTC, credit card, & other	764	764	266

Total	$167,303	$167,303	$36,636

Total commercial	$455,549	$626,414	$78,722

Total retail	$167,303	$167,303	$36,636

Total impaired loans	$622,852	$793,717	$115,358

Commercial Loan Portfolio Classes, Disaggregated By PD Grade

(Dollars in millions)	2011
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$172	$-	$-	$-	$-	$172	$-
2	156	-	-	3	-	159	-
3	162	-	-	20	-	182	-
4	221	-	-	7	-	228	1
5	385	-	-	25	-	410	1
6	892	157	-	115	4	1,168	5
7	892	664	-	175	6	1,737	9
8	979	391	-	144	1	1,515	15
9	634	155	-	152	3	944	15
10	477	27	-	108	1	613	11
11	432	-	-	123	2	557	14
12	157	-	-	15	4	176	5
13	264	-	334	75	8	681	15
14,15,16	290	-	4	225	47	566	58

Total loans collectively evaluated for impairment	6,113	1,394	338	1,187	76	9,108	$149
Total loans individually evaluated for impairment	95	-	75	70	45	285	37

Total commercial loans	$6,208	$1,394	$413	$1,257	$121	$9,393	$186

(Dollars in millions)	2010
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$86	$-	$-	$-	$-	$86	$-
2	87	-	-	4	-	91	-
3	143	-	-	16	-	159	1
4	199	-	-	8	-	207	2
5	360	-	-	24	1	385	5
6	666	88	-	53	-	807	6
7	855	214	-	96	5	1,170	11
8	997	387	-	151	5	1,540	18
9	491	112	-	146	3	752	15
10	463	12	-	82	4	561	11
11	493	-	-	113	3	609	20
12	246	2	-	30	7	285	12
13	422	-	276	167	14	879	51
14,15,16	423	2	101	375	121	1,022	164

Total loans collectively evaluated for impairment	5,931	817	377	1,265	163	8,553	316
Total loans individually evaluated for impairment	161	-	53	142	100	456	79

Total commercial loans	$6,092	$817	$430	$1,407	$263	$9,009	$395

(a)

Balances as of December 31, 2011 and 2010 presented net of $34.2 million and $35.6 million respectively lower of cost or market ("LOCOM") valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13". Portfolio reserve estimate considers recent financial performance of individual borrowers and other factors.

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$182	75.6%	723	15.2%	40.3%	22.9%	719
2003	273	76.1%	733	23.8%	26.6%	16.8%	726
2004	588	79.7%	728	31.7%	17.4%	19.6%	720
2005	732	79.5%	734	15.9%	16.6%	12.0%	722
2006	544	76.8%	741	6.6%	22.9%	13.8%	726
2007	566	77.5%	746	13.6%	28.8%	15.0%	732
2008	293	74.0%	755	8.7%	69.9%	37.2%	749
2009	179	71.6%	754	0.0%	86.6%	45.4%	755
2010	174	72.9%	755	0.0%	94.6%	45.2%	757
2011	159	71.1%	760	0.0%	92.6%	51.5%	758

Total	$3,690	76.9%	740	14.5%	36.0%	21.7%	731

(a)

Includes $600.2 million of restricted loan balances.

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$230	75.5%	724	14.2%	42.3%	22.7%	723
2003	321	76.3%	733	24.4%	25.7%	15.4%	730
2004	690	79.5%	729	31.8%	17.3%	18.8%	722
2005	855	79.5%	735	16.5%	17.0%	11.7%	722
2006	630	76.8%	742	7.0%	24.4%	13.6%	730
2007	630	77.5%	746	13.8%	28.9%	14.3%	734
2008	323	74.1%	755	8.8%	69.7%	36.8%	753
2009	205	71.8%	756	0.0%	86.6%	45.3%	759
2010	199	73.0%	758	0.0%	94.9%	46.5%	757

Total	$4,083	77.2%	740	15.4%	33.6%	19.9%	732

(a)	Includes $701.8 million of restricted loan balances.

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans
R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$56	77.8%	689	18.3%	62.1%	66.2%	687
2003	163	72.5%	722	3.0%	43.6%	77.5%	732
2004	97	74.1%	710	7.9%	49.6%	72.8%	708
2005	272	83.3%	720	26.3%	20.4%	27.5%	714
2006	295	79.4%	721	4.7%	23.5%	24.2%	706
2007	415	82.5%	730	16.1%	23.5%	24.7%	714
2008	153	77.9%	734	6.2%	77.6%	78.5%	729
2009	94	72.7%	751	0.0%	90.1%	82.7%	751
2010	196	85.8%	747	0.0%	88.8%	97.9%	753
2011	461	78.9%	760	0.0%	88.5%	97.5%	759

Total	$2,202	79.8%	734	8.4%	52.7%	60.0%	729

R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$83	77.2%	697	17.7%	62.3%	67.2%	727
2003	222	72.4%	726	3.1%	44.4%	77.5%	731
2004	128	73.6%	714	7.2%	51.4%	71.5%	724
2005	343	82.5%	722	25.7%	21.7%	27.8%	721
2006	378	78.3%	723	4.7%	25.5%	25.6%	728
2007	520	81.1%	732	15.7%	24.2%	24.3%	734
2008	211	76.8%	740	5.6%	78.7%	78.3%	751
2009	134	71.1%	753	0.0%	89.6%	82.6%	760
2010	217	82.1%	748	0.0%	89.2%	96.5%	751

Total	$2,236	78.3%	729	10.3%	44.4%	50.2%	732

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans
Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$170	64.8%	726	48.7%	10.0%	96.9%	739
2004	12	78.2%	719	17.8%	15.0%	100.0%	690
2005	63	74.4%	740	37.3%	2.6%	100.0%	733
2006	115	71.5%	735	37.9%	1.4%	100.0%	710
2007	314	71.0%	734	55.5%	1.2%	100.0%	706
2008	154	73.9%	742	50.1%	0.4%	99.9%	718

Total	$828	70.9%	734	48.7%	3.1%	99.4%	717

(a)	Includes $40.6 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.
Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO (b)
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$190	67.8%	727	48.2%	9.6%	99.6%	N/A
2004	15	82.0%	725	19.2%	25.7%	100.0%	N/A
2005	81	79.8%	742	34.3%	5.4%	98.3%	N/A
2006	154	79.2%	734	41.1%	2.1%	97.0%	N/A
2007	447	79.1%	732	56.1%	1.0%	95.6%	N/A
2008	256	79.9%	737	55.7%	0.8%	100.0%	N/A

Total	$1,143	77.6%	733	50.7%	3.1%	97.7%	N/A

(a)	Includes $55.7 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.

(b)	Refreshed FICO scores were not obtained prior to first quarter 2011.

Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes

(Dollars in millions)	Credit Card		Other
	2011	2010	2011	2010

Accruing delinquent balances:
30-89 days past due	$1.9	$1.9	$0.4	$0.8
90+ days past due	1.4	1.6	0.1	0.2

Total	$3.3	$3.5	$0.5	$1.0

Accruing And Non-Accruing Loans By Class

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$6,109,009	$11,576	$234	$6,120,819	$42,396	$12,938	$31,611	$86,945	$6,207,764
Loans to mortgage companies	1,393,659	40	-	1,393,699	-	-	491	491	1,394,190
TRUPS (a)	338,180	-	-	338,180	-	-	74,793	74,793	412,973

Total commercial (C&I)	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927

Commercial real estate:
Income CRE	1,178,708	9,610	-	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	-	75,127	25,149	7,359	13,278	45,786	120,913

Total commercial real estate	1,252,960	10,485	-	1,263,445	45,421	9,484	60,060	114,965	1,378,410

Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511

Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546

Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193

Credit card & other
Credit card	188,702	1,868	1,422	191,992	-	-	-	-	191,992
Other	89,433	405	80	89,918	5	-	2,136	2,141	92,059

Total credit card & other	278,135	2,273	1,502	281,910	5	-	2,136	2,141	284,051

Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

(a)	Includes LOCOM valuation allowance of $34.2 million.

(b)	Includes restricted loans.

The following table reflects accruing and non-accruing loans by class on December 31, 2010:

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$5,905,087	$26,508	$182	$5,931,777	$89,307	$18,154	$52,263	$159,724	$6,091,501
Loans to mortgage companies	815,529	-	-	815,529	-	-	1,597	1,597	817,126
TRUPS (a)	376,856	-	-	376,856	-	-	52,672	52,672	429,528

Total commercial (C&I)	7,097,472	26,508	182	7,124,162	89,307	18,154	106,532	213,993	7,338,155

Commercial real estate:
Income CRE	1,248,209	16,915	-	1,265,124	32,248	3,516	105,758	141,522	1,406,646
Residential CRE	144,524	8,409	-	152,933	26,095	3,283	81,567	110,945	263,878

Total commercial real estate	1,392,733	25,324	-	1,418,057	58,343	6,799	187,325	252,467	1,670,524

Consumer real estate:
HELOC (b)	3,980,830	55,122	32,717	4,068,669	8,461	563	5,349	14,373	4,083,042
R/E installment loans	2,164,544	35,528	15,220	2,215,292	13,631	1,287	6,160	21,078	2,236,370

Total consumer real estate	6,145,374	90,650	47,937	6,283,961	22,092	1,850	11,509	35,451	6,319,412

Permanent mortgage (b)	959,431	28,041	29,367	1,016,839	15,088	9,814	100,816	125,718	1,142,557

Credit card & other
Credit card	188,921	1,912	1,604	192,437	-	-	-	-	192,437
Other	99,259	798	154	100,211	-	-	19,276	19,276	119,487

Total credit card & other	288,180	2,710	1,758	292,648	-	-	19,276	19,276	311,924

Total loans, net of unearned	$15,883,190	$173,233	$79,244	$16,135,667	$184,830	$36,617	$425,458	$646,905	$16,782,572

(a)	Includes LOCOM valuation allowance of $35.6 million.

(b)	Includes restricted loans.

Schedule Of Troubled Debt Restructurings Occurring During The Year

(Dollars in thousands)	2011
	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial (C&I):
General C&I	18	$15,960	$15,524
Loans to Mortgage Companies	-	-	-
TRUPS	-	-	-

Total commercial (C&I)	18	15,960	15,524

Commercial real estate:
Income CRE	13	13,630	13,155
Residential CRE	6	2,257	2,735

Total commercial real estate	19	15,887	15,890

Consumer real estate:
HELOC	169	21,093	20,992
R/E installment loans	147	21,044	21,249

Total consumer real estate	316	42,137	42,241

Permanent mortgage	129	79,776	82,633

Credit card & other:
Credit card	102	451	590
Other	-	-	-

Total credit card & other	102	451	590

Total troubled debt restructurings	584	$154,211	$156,878

Schedule Of Troubled Debt Restructurings Within The Previous 12 Months

(Dollars in thousands)	2011
	Number	Recorded Investment

Commercial (C&I):
General C&I	43	$31,663
Loans to Mortgage Companies	-	-
TRUPS	-	-

Total commercial (C&I)	43	31,663

Commercial real estate:
Income CRE	24	26,563
Residential CRE	15	18,512

Total commercial real estate	39	45,075

Consumer real estate:
HELOC	35	6,041
R/E installment loans	26	2,421

Total consumer real estate	61	8,462

Permanent mortgage	37	37,976

Credit card & other:
Credit card	51	3,842
Other	-	-

Total credit card & other	51	3,842

Total troubled debt restructurings	231	$127,018

Premises, Equipment And Leases (Tables)	12 Months Ended
Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
Summary Of Premises And Equipment

(Dollars in thousands)	2011	2010

Land	$71,376	$66,914
Buildings	341,727	338,060
Leasehold improvements	44,407	44,880
Furniture, fixtures, and equipment	221,544	213,289

Premises and equipment, at cost	679,054	663,143
Less accumulated depreciation and amortization	357,801	340,824

Premises and equipment, net	$321,253	$322,319

Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment

(Dollars in thousands)

2012	$21,147
2013	15,255
2014	10,939
2015	8,616
2016	7,419
2017 and after	33,565

Total minimum lease payments	$96,941

Rent Expense Incurred Under All Operating Lease Obligations

(Dollars in thousands)	2011	2010	2009

Rent expense, gross	$25,494	$32,673	$38,070
Sublease income	(3,883)	(4,275)	(4,368)

Rent expense, net	$21,611	$28,398	$33,702

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Summary Of Changes In Capitalized MSR

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total

Fair value on January 1, 2010	296,115	1,174	5,322	302,611
Adjustment due to adoption of amendments to ASC 810	(197)	(928)	(1,168)	(2,293)
Reductions due to loan payments	(34,943)	(41)	(1,201)	(36,185)
Reductions due to sale	(24,558)	-	-	(24,558)
Reductions due to exercise of cleanup calls	(1,110)	-	-	(1,110)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(31,296)	-	-	(31,296)
Other changes in fair value	(199)	57	292	150

Fair value on December 31, 2010	$203,812	$262	$3,245	$207,319

Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110

Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In Consolidated Statements

(Dollars in thousands)	Goodwill	Other Intangible Assets (a)

December 31, 2008	$192,408	$45,082
Amortization expense (b)	-	(6,017)
Impairment (c)(d)	(16,591)	(341)
Divestitures (d)	(10,289)	(815)
Additions	-	347

December 31, 2009	$165,528	$38,256

Amortization expense (b)	-	(5,526)
Impairment (c)(d)	(3,348)	-
Additions	-	151

December 31, 2010	$162,180	$32,881

Amortization expense (b)	-	(4,380)
Impairment (c)(d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)

December 31, 2011	$133,659	$26,243

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.

(b)

Amortization expense related to First Horizon Insurance and First Horizon Msaver, Inc. of $.4 million, $1.4 million, and $1.7 million for 2011, 2010, and 2009, respectively, is included in Income/(loss) from discontinued operations, net of tax on the consolidated Statements of Income.

(c)	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.

(d)	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments

(Dollars in thousands)	Non-Strategic	Regional Banking	Capital Markets	Total

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(84,084)	-	-	(84,084)
Accumulated divestiture related write-offs	(57,162)	-	-	(57,162)

December 31, 2008	$58,749	$36,238	$97,421	$192,408

Additions	-	-	-	-
Impairments	(16,591)	-	-	(16,591)
Divestitures	(10,289)	-	-	(10,289)

Net change in goodwill during 2009	(26,880)	-	-	(26,880)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2009	$31,869	$36,238	$97,421	$165,528

Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-

Net change in goodwill during 2010	(3,348)	-	-	(3,348)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2010	$28,521	$36,238	$97,421	$162,180

Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)

Net change in goodwill during 2011	(28,521)	-	-	(28,521)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)

December 31, 2011	$-	$36,238	$97,421	$133,659

Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2011
Time Deposit Maturities [Abstract]
Schedule Of Time Deposits Included In Interest-Bearing Deposits

(Dollars in thousands)

2012	$1,089,200
2013	226,910
2014	231,241
2015	97,106
2016	80,290
2017 and after	57,146

Total	$1,781,893

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Commercial Paper Trading Liabilities And Other Short-Term Borrowings

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings

2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08

2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18

2009
Average balance	$2,486,296	$536,161	$2,662,989
Year-end balance	2,874,353	293,387	761,758
Maximum month-end outstanding	2,874,353	565,858	4,734,718
Average rate for the year	.21%	3.89%	.29%
Average rate at year-end	.17	4.13	.17

Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Term Borrowings [Abstract]
Schedule Of Information Pertaining To Term Borrowings

(Dollars in thousands)	2011	2010

First Tennessee Bank National Association:
Subordinated notes (a)
Matures on January 15, 2015 – 5.05%	$338,951	$338,786
Matures on May 15, 2013 – 4.625%	264,586	273,590
Matures on April 1, 2016 – 5.65%	293,416	287,357
Bank notes (b)	-	548,950
Other collateralized borrowings – Matures on December 22, 2037 0.85% on December 31, 2011 and 0.60% on December 31, 2010 (c)	52,218	51,241
Federal Home Loan Bank borrowings (d)	2,714	2,870
First Horizon National Corporation:
Subordinated capital notes (a)
Matures on May 15, 2013 – 4.50%	105,840	109,447
Senior capital notes
Matures on December 15, 2015 – 5.375%	522,742	500,492
Subordinated notes (e)
Matures on January 6, 2027 – 8.07%	-	109,308
Matures on April 15, 2034 – 6.30%	220,072	205,883
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 – 9.50%	45,693	45,625
First Horizon ABS Trusts:
Other collateralized borrowings (f)
Matures on October 25, 2034 0.46% on December 31, 2011 and 0.42% on December 31, 2010	118,498	144,811
Matures on October 26, 2026 0.43% on December 31, 2011 and 0.39% on December 31, 2010	168,888	203,203
Matures on September 25, 2029 0.43% on December 31, 2011 and 0.39% on December 31, 2010	185,357	220,836
Matures on January 25, 2024 0.68% on December 31, 2011 and 0.67% on December 31, 2010	13,639	17,854
Matures on February 25, 2034 0.48% on December 31, 2011 and 0.47% on December 31, 2010	18,120	23,109
Matures on October 25, 2034 0.55% on December 31, 2011 and 0.54% on December 31, 2010	77,161	93,651
Matures December 2019 5.08% on December 31, 2011 and 5.00% on December 31, 2010	23,641	29,741
Matures on September 1, 2032 6.41% on December 31, 2011 and 2010	14,823	21,316
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 – 4.97%	7,301	-
Matures on February 1, 2033 – 4.97%	8,000	-

Total	$2,481,660	$3,228,070

(a)	Qualifies for total capital under the risk-based capital guidelines.

(b)	The bank notes were issued with variable interest rates and matured on February 14, 2011. These bank notes had a weighted average interest rate of 0.43 percent on December 31, 2010.

(c)	Secured by $52.2 million of trust preferred loans.

(d)

The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 19 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2011 and 2010.

(e)	See Note 11 – Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details. In 2011, FHN redeemed the subordinated notes that paid 8.07 percent.

(f)	On December 31, 2011 and 2010, borrowings secured by $640.8 million and $757.5 million, respectively, of retail real estate residential loans.

Schedule Of Annual Principal Repayment Requirements

(Dollars in thousands)

2012	$158
2013	350,158
2014	158
2015	804,158
2016	250,158
2017 and after	942,758

Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Capital And Restrictions [Abstract]
Summary Of Actual Capital Amounts And Ratios

(Dollars in thousands)	First Horizon National Corporation			First Tennessee Bank National Association
	Amount		Ratio	Amount		Ratio

On December 31, 2011:
Actual:
Total Capital	$3,602,271		17.99%	$3,976,672		20.05%
Tier 1 Capital	2,850,452		14.23	3,247,268		16.37
Leverage	2,850,452		11.41	3,247,268		13.12
For Capital Adequacy Purposes:
Total Capital	1,602,113	≥	8.00	1,586,752	≥	8.00
Tier 1 Capital	801,056	≥	4.00	793,376	≥	4.00
Leverage	998,891	≥	4.00	990,281	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,983,440	≥	10.00
Tier 1 Capital				1,190,064	≥	6.00
Leverage				1,237,851	≥	5.00

On December 31, 2010:
Actual:
Total Capital	$3,749,586		18.65%	$4,032,289		20.26%
Tier 1 Capital	2,812,471		13.99	3,137,624		15.76
Leverage	2,812,471		10.96	3,137,624		12.33
For Capital Adequacy Purposes:
Total Capital	1,608,222	≥	8.00	1,592,416	≥	8.00
Tier 1 Capital	804,111	≥	4.00	796,208	≥	4.00
Leverage	1,026,597	≥	4.00	1,018,136	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,990,520	≥	10.00
Tier 1 Capital				1,194,312	≥	6.00
Leverage				1,272,670	≥	5.00

Other Income And Other Expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Income And Other Expense [Abstract]
Other Income And Other Expense

(Dollars in thousands)	2011	2010	2009

All other income and commissions:
Bankcard income	$22,388	$19,761	$20,161
Bank-owned life insurance	19,615	25,898	19,744
ATM interchange fees	13,690	14,169	11,335
Other service charges	12,182	10,368	11,619
Letter of credit fees	6,282	6,493	5,989
Electronic banking fees	6,225	7,111	6,020
Gains on extinguishment of debt	5,761	17,060	16,412
Remittance processing	931	2,008	11,765
Reinsurance fees	178	2,310	9,130
Deferred compensation (a)	(517)	3,621	7,497
Other	31,103	24,580	29,590

Total	$117,838	$133,379	$149,262

All other expense:
Losses from litigation and regulatory matters (b)	$41,279	$2,398	$3,466
Low income housing expense	20,356	22,229	22,000
Advertising and public relations	16,884	22,840	21,857
Other insurance and taxes	13,721	11,523	11,872
Travel and entertainment	8,324	9,800	8,992
Customer relations	4,908	6,994	7,777
Employee training and dues	4,770	4,634	5,048
Bank examinations costs	4,500	4,578	4,884
Supplies	3,800	4,519	4,483
Loan insurance expense (c)	2,907	(686)	7,811
Federal service fees	1,435	2,610	5,078
Other (d)(e)(f)	39,069	21,856	77,963

Total	$161,953	$113,295	$181,231

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.

(b)	2011 includes a $36.7 million litigation settlement. See Note 18 – Contingencies and Other Disclosures.

(c)	2010 includes cancellation of an HLTV insurance contract and return of $3.8 million of premiums.

(d)	Includes a portion of net charges for restructuring, repositioning, and efficiency initiatives. See Note 26.

(e)	Includes net expense reversals related to Visa litigation matters of $3.3 million, $13.0 million, and $7.0 million in 2011, 2010, and 2009, respectively.

(f)	2011 includes a $9.4 million increase in derivative liabilities associated with prior sales of Visa shares related to an expected decline in the conversion ratio for Visa class B shares.

Components Of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated Other Comprehensive Income/Loss

(Dollars in thousands)	Before-Tax Amount	Tax Benefit/ (Expense)	Accumulated Other Comprehensive Income/(Loss)

December 31, 2008	$(168,661)	$64,931	$(151,831)
Other comprehensive income:
Unrealized market adjustments on securities available for sale	34,759	(12,145)	22,614
Pension and postretirement plans:
Prior service cost arising during period	17,088	(6,259)	10,829
Net actuarial gain/(loss) arising during period (a)	6,024	(2,483)	3,541
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	1,007	(369)	638

December 31, 2009	58,878	(21,256)	(114,209)

Other comprehensive income:
Unrealized market adjustments on securities available for sale	(32,727)	12,731	(19,996)
Adjustment for net gains/(losses) included in net income	715	(278)	437
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period	(5,439)	2,014	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	15,121	(5,474)	9,647

December 31, 2010	(22,330)	8,993	(127,546)

Other comprehensive income:
Unrealized market adjustments on securities available for sale	34,748	(13,517)	21,231
Adjustment for net gains/(losses) included in net income	773	(301)	472
Pension and postretirement plans:
Net actuarial gain/(loss) arising during period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303

December 31, 2011	$(3,876)	$1,266	$(130,156)

(a)	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 – Savings, Pension, and Other Employee Benefits.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity

(Dollars in thousands)	2011	2010	2009

Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$15,836	$(21,182)	$(170,716)
Income tax expense/(benefit) related to discontinued operations	(11,456)	(1,873)	(11,682)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	(11,251)	-
Pension and postretirement plans	(15,084)	3,460	9,111
Unrealized gains/(losses) on investment securities available for sale	13,818	(12,453)	12,145
Share-based compensation	5,771	5,577	5,701

Total	$8,885	$(37,722)	$(155,441)

Schedule Of Components Of Income Tax Expense/(Benefit)

(Dollars in thousands)	2011	2010	2009

Current:
Federal	$(29,507)	$(219,211)	$(3,129)
State	6,196	(35,484)	6,313
Deferred:
Federal	49,254	206,962	(153,902)
State	(10,107)	26,551	(19,998)

Total	$15,836	$(21,182)	$(170,716)

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes

(Dollars in thousands)	2011	2010	2009

Federal income tax rate	35%	35%	35%

Tax computed at statutory rate	$52,447	$18,114	$(142,082)
Increase/(decrease) resulting from:
State income taxes	(2,542)	(5,806)	(8,895)
BOLI – cash surrender value	(6,757)	(9,671)	(1,898)
Tax-exempt interest	(3,732)	(1,820)	(802)
Tax credits	(23,494)	(23,788)	(22,312)
Goodwill	-	-	3,205
Other	(86)	1,789	2,068

Total	$15,836	$(21,182)	$(170,716)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences

(Dollars in thousands)	2011	2010

Deferred tax assets:
Loss reserves	$85,110	$163,746
Employee benefits	117,593	91,864
Investment in partnerships	28,260	28,317
Foreclosed property	7,580	4,139
Accrued expenses	7,148	11,107
Credit carryforwards	47,175	-
State NOL carryforwards	21,454	17,772
FIN 48 unrecognized tax benefits	13,848	15,679
Other	17,898	9,179

Gross deferred tax assets	346,066	341,803
Valuation allowance	(6,718)	(8,000)

Deferred tax assets after valuation allowances	$339,348	$333,803

Deferred tax liabilities:
Capitalized mortgage servicing rights	$38,515	$39,312
Depreciation and amortization	39,753	17,511
Federal Home Loan Bank stock	17,285	17,285
Investment in debt securities (ASC 320)	42,700	28,882
Other intangible assets	22,368	18,585
Prepaid expenses	11,520	9,695
Other	1,364	1,921

Gross deferred tax liabilities	173,505	133,191

Net deferred tax asset	$165,843	$200,612

Schedule Of Rollforward Of Unrecognized Tax Benefits

(Dollars in thousands)

Balance at December 31, 2009	$30,004
Increases related to prior year tax positions	13,725
Settlements	(291)
Lapse of statute	(5,040)

Balance at December 31, 2010	$38,398

Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)

Balance at December 31, 2011	$32,976

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share

(Dollars in thousands)	2011	2010	2009

Income/(loss) from continuing operations	$134,012	$72,935	$(235,232)
Income/(loss) from discontinued operations, net of tax	$8,618	(11,332)	(23,203)

Net income/(loss)	$142,630	$61,603	$(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402

Net income/(loss) attributable to controlling interest	$131,196	$50,201	$(269,837)
Preferred stock dividends	-	107,970	59,585

Net income/(loss) available to common shareholders	$131,196	$(57,769)	$(329,422)

Income/(loss) from continuing operations	$134,012	$72,935	$(235,232)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Preferred stock dividends	-	107,970	59,585

Net income/(loss) from continuing operations available to common shareholders	$122,578	$(46,437)	$(306,219)

Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares

(In thousands, except per share data)	2011	2010	2009

Weighted average common shares outstanding - basic	260,574	235,699	234,431
Effect of dilutive securities	2,287	-	-

Weighted average common shares outstanding - diluted	262,861	235,699	234,431

Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share

Earnings/(loss) per common share:	2011	2010	2009

Income/(loss) per share from continuing operations available to common shareholders	$0.47	$(0.20)	$(1.31)
Income/(loss) per share from discontinued operations, net of tax	.03	(.05)	(.10)

Net income/(loss) per share available to common shareholders	$0.50	$(0.25)	$(1.41)

Diluted earnings/(loss) per common share:

Diluted income/(loss) per share from continuing operations available to common shareholders	$0.47	$(0.20)	$(1.31)
Diluted income/(loss) per share from discontinued operations, net of tax	.03	(.05)	(.10)

Diluted income/(loss) per share available to common shareholders	$0.50	$(0.25)	$(1.41)

Contingencies And Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies And Other Disclosures [Abstract]
Schedule Of Original Purchase Amount of Investments Subject To Litigation

(Dollars in thousands)	Alt-A		Jumbo
	Senior	Junior	Senior	Junior

Vintage
2005 (a)	$643,751	$-	$60,000	$-
2006 (a)	230,020	-	84,659	9,793
2007	5,050	-	50,000	7,084

Total	$878,821	$-	$194,659	$16,877

(a)	Senior Alt-A mortgage loans for 2005 and 2006 represent amounts which are the subject of the FHFA litigation.

Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule Of Actuarial Assumptions Used In The Defined Benefit Pension Plan And The Other Employee Benefit Plans

	Benefit Obligations			Net Periodic Benefit Cost
	2011	2010	2009	2011	2010	2009

Discount rate
Qualified pension	5.10%	5.70%	6.05%	5.70%	6.05%	6.85%
Nonqualified pension	4.75%	5.10%	5.55%	5.10%	5.55%	6.90%
Other nonqualified pension	4.40%	4.75%	5.35%	4.75%	5.35%	6.95%
Postretirement benefit	4.75%	5.25%	5.65%	5.25%	5.65%	6.90%

Expected long-term rate of return
Qualified pension/postretirement benefits	6.90%	8.00%	8.05%	8.00%	8.05%	8.42%
Postretirement benefit (retirees prior to January 1, 1993)	4.49%	5.20%	5.23%	5.20%	5.23%	5.47%

Rate of compensation increase	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan

	2011		2010

Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	8.00%	8.00%	8.50%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017	2017	2017

Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported

(Dollars in thousands)	1% Increase	1% Decrease

Adjusted total service and interest cost components	$1,050	$(995)
Adjusted postretirement benefit obligation at end of plan year	16,574	(15,374)

Schedule Of Components Of Net Periodic Benefit Cost

The components of net periodic benefit cost for the plan years 2011, 2010 and 2009 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost
Service cost	$15,358	$15,225	$14,167	$542	$515	$971
Interest cost	32,823	31,441	31,766	2,213	2,277	3,194
Expected return on plan assets	(46,885)	(47,534)	(46,327)	(1,188)	(1,161)	(1,133)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	986	987	987
Prior service cost/(credit)	417	419	758	(9)	(8)	1,437
Actuarial (gain)/loss	21,219	14,771	8,262	(1,057)	(1,048)	(836)

Net periodic benefit cost	22,932	14,322	8,626	1,487	1,562	4,620

ASC 715 curtailment/settlement expense (a)	-	-	2,867	-	-	-
ASC 715 special termination benefits	258	-	-	-	-	-

Total periodic benefit costs	$23,190	$14,322	$11,493	$1,487	$1,562	$4,620

(a)	2009 includes curtailment expense reflecting management's decision to cease benefit accruals as of December 31, 2012.

Schedule Of Plans' Benefit Obligations And Plan Assets

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Change in Benefit Obligation
Benefit obligation, beginning of year	$589,715	$533,475	$41,274	$41,726
Service cost	15,358	15,225	542	515
Interest cost	32,823	31,441	2,213	2,277
Plan amendments	-	1,030	-	-
Actuarial (gain)/loss	53,671	29,546	3,722	(1,716)
Actual benefits paid	(21,769)	(21,002)	(2,164)	(1,868)
Expected Medicare Part D reimbursement	-	-	281	340
Special termination benefits	258	-	-	-

Benefit obligation, end of year	$670,056	$589,715	$45,868	$41,274

Change in Plan Assets
Fair value of plan assets, beginning of year	$549,616	$496,330	$16,273	$15,923
Actual return on plan assets	44,272	70,172	331	1,820
Employer contributions	3,671	4,116	175	398
Actual benefits paid – settlement payments	-	-	(2,164)	(1,868)
Actual benefits paid – other payments	(21,769)	(21,002)	-	-

Fair value of plan assets, end of year	$575,790	$549,616	$14,615	$16,273

Funded status of the plans	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Additional Amounts Recognized in the Statements of Financial Condition
Other assets	$-	$12,247	$-	$1,136
Other liabilities	(94,266)	(52,346)	(31,253)	(26,137)

Net asset/(liability) at end of year	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$736	$1,725
Prior service cost/(credit)	1,678	2,095	630	621
Net actuarial (gain)/loss	324,081	289,016	(7,472)	(13,111)

Total	$325,759	$291,111	$(6,106)	$(10,765)

Schedule Of Amounts Recognized In Other Comprehensive Income

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$56,374	$6,908	$4,579	$(2,375)
Prior service cost arising during measurement period	-	1,030	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(986)	(987)
Prior service (credit)/cost	(417)	(419)	9	8
Net actuarial (gain)/loss	(21,219)	(14,771)	1,057	1,048

Total recognized in other comprehensive income	$34,738	$(7,252)	$4,659	$(2,306)

Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Net transition obligation	$-	$-	$736	$986
Prior service cost/(credit)	398	417	(9)	(9)
Net actuarial (gain)/loss	35,297	20,107	(611)	(1,039)

Schedule Of Expected Benefit Payment

(Dollars in thousands)	Pension Benefits	Other Benefits	Medicare Reimbursements

2012	$28,946	$2,342	$380
2013	27,892	2,452	418
2014	30,169	2,554	464
2015	32,616	2,649	505
2016	34,976	2,734	-
2017 – 2020	206,724	14,762	-

Schedule Of Fair Value Of Assets And Liabilities

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. small capital	69,466	-	-	69,466
Mutual funds (a)	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279

Total	$77,964	$497,826	$-	$575,790

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$6,064	$-	$-	$6,064
Equity securities:
U.S. small capital	94,885	-	-	94,885
Mutual funds (a)	1,226	-	-	1,226
Fixed income securities:
U.S. treasuries	-	656	-	656
Corporate and foreign bonds	-	111,879	-	111,879
Common and collective funds:
Corporate and foreign bonds	-	119,315	-	119,315
U.S. large capital	-	139,455	-	139,455
International	-	76,137	-	76,137

Total	$102,175	$447,442	$-	$549,617

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily includes investments in small-cap equity securities.

Schedule Of Retiree Medical Plan Assets By Asset Category

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499

Total	$13,857	$758	$-	$14,615

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$288	$-	$-	$288
Equity securities:
U.S. small capital	1,953	-	-	1,953
Mutual funds:
Equity mutual funds	8,564	-	-	8,564
Fixed income mutual funds	4,656	-	-	4,656
Fixed income securities:
U.S. treasuries	-	267	-	267
Corporate and foreign bonds	-	545	-	545

Total	$15,461	$812	$-	$16,273

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Summary Of Restricted And Performance Stock And Unit Activity

	Shares/ Units	Weighted average grant date fair value

Nonvested on January 1, 2011	4,098,232	$11.53
Shares/units granted	1,591,932	10.75
Shares/units vested	(307,165)	16.64
Shares/units cancelled	(576,807)	10.55

Nonvested on December 31, 2011	4,806,192	$10.96

Summary Of Stock Option Plans Activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)

January 1, 2011	11,588,747	$26.86
Options granted	1,005,224	11.85
Options forfeited	(65,653)	17.25
Options expired	(2,077,173)	32.03

December 31, 2011	10,451,145	23.98	4.16	$96

Options exercisable	9,259,031	25.73	3.99	96
Options expected to vest	1,186,849	11.62	5.43	-

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted

2011

Expected dividend yield	0.34%
Expected weighted-average lives of options granted	6.59 years
Expected weighted-average volatility	40.70%
Expected volatility range	35.04% 57.69%
Risk-free interest rate	2.91%

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets

(Dollars in thousands)		2011	2010	2009

Consolidated	Net interest income	$700,832	$730,838	$776,468
	Provision for loan losses	44,000	270,000	880,000
	Noninterest income	786,011	932,725	1,234,397
	Noninterest expense	1,292,995	1,341,810	1,536,813

	Income/(loss) before income taxes	149,848	51,753	(405,948)
	Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)

	Income/(loss) from continuing operations	134,012	72,935	(235,232)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net income/(loss)	$142,630	$61,603	$(258,435)

	Average assets	$24,733,627	$25,677,371	$28,147,808

	Depreciation and amortization	$89,321	$82,500	$81,407
	Expenditures for long-lived assets	35,408	42,631	21,180

Certain previously reported amounts have been reclassified to agree with current presentation.

(Dollars in thousands)		2011	2010	2009

Regional	Net interest income	$561,808	$557,200	$556,103
Banking	Provision/(provision credit) for loan losses	(61,505)	92,297	306,168
	Noninterest income	266,227	285,981	308,708
	Noninterest expense	564,862	605,948	645,108

	Income/(loss) before income taxes	324,678	144,936	(86,465)
	Provision/(benefit) for income taxes	119,461	52,275	(33,147)

	Net income/(loss)	$205,217	$92,661	$(53,318)

	Average assets	$11,407,928	$11,378,819	$12,174,724

	Depreciation and amortization	$52,855	$44,184	$40,225
	Expenditures for long-lived assets	24,914	33,296	16,539

Capital Markets	Net interest income	$22,090	$21,649	$15,128
	Noninterest income	355,739	424,170	632,871
	Noninterest expense	320,835	318,188	386,120

	Income before income taxes	56,994	127,631	261,879
	Provision for income taxes	21,608	47,809	98,461

	Net income	$35,386	$79,822	$163,418

	Average assets	$2,257,841	$2,115,716	$2,070,039

	Depreciation and amortization	$12,802	$9,740	$8,832
	Expenditures for long-lived assets	4,465	1,142	541

Corporate	Net interest income/(expense)	$(4,189)	$1,654	$25,534
	Noninterest income	69,939	64,027	55,881
	Noninterest expense	105,215	70,749	92,717

	Loss before income taxes	(39,465)	(5,068)	(11,302)
	Benefit for income taxes	(51,175)	(39,973)	(21,232)

	Net income	$11,710	$34,905	$9,930

	Average assets	$5,131,198	$4,984,730	$4,764,920

	Depreciation and amortization	$16,608	$8,998	$1,939
	Expenditures for long-lived assets	1,128	4,970	2,036

Non-Strategic	Net interest income	$121,123	$150,335	$179,703
	Provision for loan losses	105,505	177,703	573,832
	Noninterest income	94,106	158,547	236,937
	Noninterest expense	302,083	346,925	412,868

	Loss before income taxes	(192,359)	(215,746)	(570,060)
	Benefit for income taxes	(74,058)	(81,293)	(214,798)

	Loss from continuing operations	(118,301)	(134,453)	(355,262)
	Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)

	Net loss	$(109,683)	$(145,785)	$(378,465)

	Average assets	$5,936,660	$7,198,106	$9,138,125

	Depreciation and amortization	$7,056	$19,578	$30,411
	Expenditures for long-lived assets	4,901	3,223	2,064

Certain previously reported amounts have been reclassified to agree with current presentation.

Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746

Total trading securities – capital markets	-	962,107	5	962,112

Trading securities – mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054

Total trading securities – mortgage banking	-	8,052	18,054	26,106

Loans held for sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261

Total securities available for sale	13,790	2,835,051	19,441	2,868,282

Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2

Total other assets	62,529	326,568	-	389,097

Total assets	$76,319	$4,142,680	$392,056	$4,611,055

Trading liabilities – capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824

Total trading liabilities – capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821

Total other liabilities	7,243	234,205	11,820	253,268

Total liabilities	$7,243	$581,490	$26,653	$615,386

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis at December 31, 2010:

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$45,078	$-	$45,078
Government agency issued MBS	-	267,086	-	267,086
Government agency issued CMO	-	62,061	-	62,061
Other U.S. government agencies	-	82,022	-	82,022
States and municipalities	-	13,965	-	13,965
Corporate and other debt	-	263,968	34	264,002
Equity, mutual funds, and other	-	100	-	100

Total trading securities – capital markets	-	734,280	34	734,314

Trading securities – mortgage banking
Principal only	-	8,992	-	8,992
Interest only	-	-	26,444	26,444

Total trading securities – mortgage banking	-	8,992	26,444	35,436

Loans held for sale	-	40,323	207,632	247,955
Securities available for sale:
U.S. treasuries	-	87,444	-	87,444
Government agency issued MBS	-	1,469,957	-	1,469,957
Government agency issued CMO	-	1,168,740	-	1,168,740
Other U.S. government agencies	-	15,335	37,891	53,226
States and municipalities	-	24,515	1,500	26,015
Corporate and other debt	545	-	-	545
Venture capital	-	-	13,179	13,179
Equity, mutual funds, and other	9,248	5,351	-	14,599

Total securities available for sale	9,793	2,771,342	52,570	2,833,705

Mortgage servicing rights	-	-	207,319	207,319
Other assets:
Deferred compensation assets	25,121	-	-	25,121
Derivatives, forwards and futures	13,152	-	-	13,152
Derivatives, interest rate contracts	-	290,509	-	290,509

Total other assets	38,273	290,509	-	328,782

Total assets	$48,066	$3,845,446	$493,999	$4,387,511

Trading liabilities – capital markets:
U.S. treasuries	$-	$195,390	$-	$195,390
Government agency issued MBS	-	1,804	-	1,804
Other U.S. government agencies	-	18,121	-	18,121
Corporate and other debt	-	146,605	-	146,605

Total trading liabilities – capital markets	-	361,920	-	361,920

Other short-term borrowings	-	-	27,309	27,309
Other liabilities:
Derivatives, forwards and futures	18,600	-	-	18,600
Derivatives, interest rate contracts	-	195,621	-	195,621
Derivatives, other	-	-	1,000	1,000

Total other liabilities	18,600	195,621	1,000	215,221

Total liabilities	$18,600	$557,541	$28,309	$604,450

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value

(Dollars in thousands)	Twelve Months Ended December 31, 2011
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2011	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796	(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-	-		(1,688)	-		-		-		-
Purchases	-	66,608		-	-		-		-		-
Issuances	-	-		-	-		-		(2,500)		-
Sales	(132)	-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)	(57,273)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-	(6,112	)(e)	-	-		-		-		-

Balance on December 31, 2011	$18,059	$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)

Net unrealized gains/(losses) included in net income	$2,205 (c)	$(368)	(c)	$-	$-	(d)	$(40,076	)(c)	$(9,414	)(f)	$12,476 (c)

(Dollars in thousands)	Twelve Months Ended December 31, 2010
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2010	$56,132	$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)	-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627	(17,991)		-	(2,962)		(31,146)		-		(12,353)
Other comprehensive income	-	-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)	19,396		(57,480)	398		(61,853)		(1,000)		-

Balance on December 31, 2010	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)

Net unrealized gains/(losses) included in net income	$5,467 (c)	$(17,991	)(c)	$-	$(2,962	)(d)	$(27,153	)(c)	$(1,000	)(f)	$(12,353	)(c)

(Dollars in thousands)	Twelve Months Ended December 31, 2009
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative assets and liabilities	Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2009	$153,542	$11,330		$111,840	$25,307		$376,844		$233	$(27,957)
Total net gains/(losses) included in:
Net income	55,342	(10,384)		-	(2,252)		67,817		-	11,705
Other comprehensive income	-	-		3,812	-		-		-	-
Purchases, sales, issuances, and settlements, net	(141,675)	(36,265)		(16,479)	(7,312)		(153,127)		(233)	-
Net transfers into/(out of) Level 3	(11,077)	241,546		-	-		11,077		-	-

Balance on December 31, 2009	$56,132	$206,227		$99,173	$15,743		$302,611		$-	$(39,662)

Net unrealized gains/(losses) included in net income	$14,408 (c)	$(10,384	)(c)	$-	$(2,252	)(d)	$69,412	(c)	$-	$11,705 (c)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily represents certificated interest only strips and excess interest mortgage banking trading securities. Capital markets Level 3 trading securities are not significant.

(b)	Primarily represents other U.S. Government agencies. States and municipalities are not significant.

(c)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(d)	Represents recognized gains and losses attributable to venture capital investments classified within securities available for sale that are included in securities gains/(losses) in noninterest income.

(e)	Transfers out of recurring level 3 balances reflect movements out of loans held for sale and into real estate acquired by foreclosure (level 3 nonrecurring).

(f)	Included in Other expense.

Nonrecurring Fair Value Measurements

(Dollars in thousands)	Carrying value at December 31, 2011				Twelve Months Ended December 31, 2011
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held for sale – first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)

					$(84,829)

(Dollars in thousands)	Carrying value at December 31, 2010				Twelve Months Ended December 31, 2010
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$10,456	$-	$10,456	$60
Loans held for sale – first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)

					$(193,003)

(Dollars in thousands)	Carrying value at December 31, 2009				Twelve Months Ended December 31, 2009
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale	$-	$15,753	$21,829	$37,582	$1,716
Securities available for sale (d)	-	-	-	-	(516)
Loans, net of unearned income (a)	-	-	402,007	402,007	(287,866)
Real estate acquired by foreclosure (b)	-	-	113,722	113,722	(39,879)
Other assets (c)	-	-	108,247	108,247	(8,970)

					$(335,515)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.

(b)

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.

(c)	Represents low income housing investments. 2011 also includes new market tax credit investments.

(d)	Represents recognition of other than temporary impairment for cost method investments classified within securities available for sale.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held For Sale And Aggregate Unpaid Principal Amount

(Dollars in thousands)	December 31, 2011
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

(Dollars in thousands)	December 31, 2010
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$247,955	$313,199	$(65,244)
Nonaccrual loans	36,768	74,285	(37,517)
Loans 90 days or more past due and still accruing	10,372	26,372	(16,000)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings

(Dollars in thousands)	Twelve Months Ended December 31
	2011	2010	2009

Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$11,752	$-
Mortgage banking noninterest income
Loans held for sale	(368)	(17,991)	(8,236)
Other short-term borrowings	12,476	(12,353)	11,705

Summary Of Book Value And Estimated Fair Value Of Financial Instruments

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value

Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592	$16,117,773	$15,196,341
Short-term financial assets	896,444	896,444	942,129	942,129
Trading securities	988,217	988,217	769,750	769,750
Loans held for sale	413,897	413,897	375,289	375,289
Securities available for sale	3,066,272	3,066,272	3,031,930	3,031,930
Derivative assets	366,301	366,301	303,660	303,660
Other assets	114,039	114,039	112,788	112,788
Nonearning assets	628,440	628,440	574,710	574,710

Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457	$1,952,745	$2,007,147
Undefined maturity	14,431,116	14,431,116	13,255,486	13,255,486

Total deposits	16,213,009	16,252,573	15,208,231	15,262,633
Trading liabilities	347,285	347,285	361,920	361,920
Short-term financial liabilities	2,059,602	2,059,602	2,295,643	2,295,643
Term borrowings	2,481,660	2,182,061	3,228,070	2,893,938
Derivative liabilities	253,268	253,268	215,220	215,220
Other noninterest-bearing liabilities	195,208	195,208	103,951	103,951

	Contractual Amount	Fair Value	Contractual Amount	Fair Value

Unfunded Commitments:
Loan commitments	$7,435,227	$1,358	$7,903,537	$1,060
Standby and other commitments	359,619	5,954	487,578	6,021

Loan Sales And Securitizations (Tables)	12 Months Ended
Dec. 31, 2011
Loan Sales And Securitizations [Abstract]
Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions

(Dollars in thousands except for annual cost to service)	December 31, 2011			December 31, 2010
	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC

Fair value of retained interests	$140,724	$231	$3,114	$203,812	$262	$3,245
Weighted average life (in years)	3.7	2.9	2.8	4.3	2.8	2.5
Annual prepayment rate	22.5%	26.0%	28.0%	20.1%	27.0%	31.2%
Impact on fair value of 10% adverse change	$(7,667)	$(15)	$(202)	$(10,139)	$(31)	$(249)
Impact on fair value of 20% adverse change	(14,612)	(28)	(387)	(19,420)	(59)	(476)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.6%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,728)	$(6)	$(96)	$(5,756)	$(14)	$(96)
Impact on fair value of 20% adverse change	(7,241)	(12)	(187)	(11,149)	(28)	(185)
Annual cost to service (per loan) (a)	$119	$50	$50	$121	$50	$50
Impact on fair value of 10% adverse change	(3,333)	(5)	(50)	(5,003)	(16)	(52)
Impact on fair value of 20% adverse change	(6,643)	(10)	(100)	(9,978)	(32)	(104)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(1,194)	-	-	$(2,102)	-	-
Impact on fair value of 20% adverse change	(2,388)	-	-	(4,204)	-	-

(a)	Amounts represent market participant based assumptions.

Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Excess Interest IO	Certificated PO	Excess Interest IO	Certificated PO

Fair value of retained interests	$17,852	$8,052	$26,237	$8,992
Weighted average life (in years)	3.7	3.5	4.5	5.0
Annual prepayment rate	20.2%	30.2%	17.2%	23.4%
Impact on fair value of 10% adverse change	$(831)	$(297)	$(1,159)	$(471)
Impact on fair value of 20% adverse change	(1,598)	(563)	(2,241)	(934)
Annual discount rate on residual cash flows	13.3%	20.5%	13.0%	22.5%
Impact on fair value of 10% adverse change	$(667)	$(429)	$(1,084)	$(373)
Impact on fair value of 20% adverse change	(1,281)	(849)	(2,076)	(716)

Schedule Of Cash Flows Related To Loan Sales And Securitizations

(Dollars in thousands)	December 31
	2011	2010	2009

Proceeds from initial sales and securitizations (a)	$409,003	$837,905	$1,320,538
Servicing fees retained (b)	72,558	95,902	132,799
Purchases of GNMA guaranteed mortgages	66,591	76,678	18,225
Purchases of previously transferred financial assets (c)(d)	267,091	458,337	302,043
Other cash flows received on retained interests	7,894	10,783	63,994

(a)	Includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.

(b)	Includes servicing fees on MSR associated with loan sales and purchased MSR.

(c)

Includes repurchases of both delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.

(d)	2011 and 2010 includes $33 million and $175 million, respectively, of cash paid related to clean-up calls exercised by FHN.

Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2011		Year Ended December 31, 2011
Type of loan:
Real estate residential	$18,128,275	$797,636	$536,418

Total loans managed or transferred (c)	$18,128,275	$797,636	$536,418

Loans sold	(11,087,955)
Loans held for sale	(320,581)

Loans held in portfolio	$6,719,739

(a)	Loans 90 days or more past due include $42.2 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $8.0 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2010		Year Ended December 31, 2010
Type of loan:
Real estate residential	$22,373,312	$1,076,908	$570,682

Total loans managed or transferred (c)	$22,373,312	$1,076,908	$570,682

Loans sold	(14,578,430)
Loans held for sale	(332,913)

Loans held in portfolio	$7,461,969

(a)	Loans 90 days or more past due include $39.9 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $10.9 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Summary Of VIE Consolidated By FHN

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$4,914	N/A
Loans, net of unearned income	640,778	N/A
Less: Allowance for loan losses	31,826	N/A

Total net loans	608,952	N/A

Other assets	13,418	58,690

Total assets	$627,284	$58,690

Liabilities:
Term borrowings	$620,127	N/A
Other liabilities	92	50,508

Total liabilities	$620,219	$50,508

The following table summarizes VIEs consolidated by FHN as of December 31, 2010:

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$3,143	N/A
Loans, net of unearned income	757,491	N/A
Less: Allowance for loan losses	47,452	N/A

Total net loans	710,039	N/A

Other assets	19,658	61,323

Total assets	$732,840	$61,323

Liabilities:
Noninterest-bearing deposits	$1,203	N/A
Term borrowings	754,521	N/A
Other liabilities	101	57,218

Total liabilities	$755,825	$57,218

Summary Of VIE Not Consolidated By FHN

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$70,923	$-	Other assets
New market tax credit LLCs (b)(c)	20,932	-	Other assets
Small issuer trust preferred holdings (d)	447,156	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	61,956	52,218	(e)
Proprietary Trust Preferred Issuances (f)	N/A	206,186	Term borrowings
Proprietary & agency residential mortgage securitizations	497,794	-	(g)
Holdings of agency mortgage-backed securities (d)	3,211,442	-	(h)
Short positions in agency mortgage-backed securities (f)	N/A	736	Trading liabilities
Commercial loan troubled debt restructurings (i)(j)	91,600	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. $15.3 million of the initial investment was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(e)	$112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.

(f)	No exposure to loss due to the nature of FHN's involvement.

(g)

Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.

(h)	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.

(i)

Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(j)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes VIEs that are not consolidated by FHN as of December 31, 2010:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$88,923	$-	Other assets
Small issuer trust preferred holdings (c)	465,157	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	62,920	51,241	(d)
Proprietary trust preferred issuances (e)	N/A	309,279	Term borrowings
Proprietary & agency residential mortgage securitizations	404,282	-	(f)
Holdings of agency mortgage-backed securities (c)	2,967,845	-	(g)
Short positions in agency mortgage-backed securities (e)	N/A	1,804	Trading liabilities
Commercial loan troubled debt restructurings (h)(i)	119,353	-	Loans, net of unearned income
Managed discretionary trusts (e)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $87.7 million of current investments and $1.3 million of contractual funding commitments. Only the current investment amount is included in Other Assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(d)	$112.5 million was classified as Loans, net of unearned income, and $1.7 million was classified as Trading securities which are offset by $51.2 million classified as Term borrowings.

(e)	No exposure to loss due to the nature of FHN's involvement.

(f)

Includes $100.9 million and $75.2 million classified as Mortgage servicing rights and $14.0 million and $21.4 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $262.5 million are classified as Other assets and is offset by aggregate custodial balances of $69.8 million classified as Noninterest-bearing deposits.

(g)	Includes $329.1 million classified as Trading securities and $2.6 billion classified as Securities available for sale.

(h)

Maximum loss exposure represents $115.5 million of current receivables and $3.8 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(i)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives Associated With Legacy Mortgage Servicing Activities

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions (a)(b)	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$140,619	N/A	$(27,474)
Other Retained Interests (b)(d)	N/A	$26,106	N/A	$2,568

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

The following table summarizes FHN's derivatives associated with legacy mortgage servicing activities for the year ended December 31, 2010:

(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)

Retained Interests Hedging
Hedging Instruments:
Forwards and Futures (a)(b)	$3,243,000	$5,801	$9,090	$32,158
Interest Rate Swaps and Swaptions (a)(b)	$5,678,000	$36,693	$18,234	$74,804
Hedged Items:
Mortgage Servicing Rights (b)(c)	N/A	$203,412	N/A	$(18,913)
Other Retained Interests (b)(d)	N/A	$35,436	N/A	$5,806

(a)	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.

(b)	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.

(c)	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.

(d)	Assets included in the Trading securities section of the Consolidated Statements of Condition.

Derivatives Associated With Capital Markets Trading Activities

(Dollars in thousands)	2011
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

(Dollars in thousands)	2010
	Notional	Assets	Liabilities

Customer Interest Rate Contracts	$1,666,711	$67,729	$4,400
Offsetting Upstream Interest Rate Contracts	1,666,711	4,400	67,729
Forwards and Futures Purchased	1,609,665	2,598	4,130
Forwards and Futures Sold	1,856,839	4,753	5,380

Derivatives Associated With Interest Rate Risk Management Activities

(Dollars in thousands)	2011
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	N/A		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320	)(d)

(Dollars in thousands)	2010
	Notional	Assets	Liabilities		Gains/(Losses)

Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,051,220	$71,289	$535		$5,812
Offsetting Upstream Interest Rate Contracts (a)	$1,051,220	$535	$74,889		$(5,913)

Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$109,863	N/A		$20,241
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(20,241	)(d)

(a)	Gains/losses included in the Other expense section of the Consolidated Statements of Income.

(b)	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.

(c)	Represents par value of term borrowings being hedged.

(d)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Schedule Of Derivative Activities Associated With Trust Preferred Loans

(Dollars in thousands)	2011
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361	)(c)

(Dollars in thousands)	2010
	Notional	Assets		Liabilities	Gains/(Losses)

Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$211,583	N/A		$17,198	$2,023
Hedged Items:
Trust Preferred Loans (a)	N/A	$211,583	(b)	N/A	$(1,999	)(c)

(a)	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.

(b)	Represents principal balance being hedged.

(c)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Restructuring, Repositioning, And Efficiency (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring, Repositioning, And Efficiency [Abstract]
Schedule Of Restructuring And Repositioning Liability

(Dollars in thousands)	2011		2010		2009

	Expense	Liability	Expense	Liability	Expense	Liability

Beginning balance	$-	$9,108	$-	$15,903	$-	$24,167
Severance and other employee related costs	16,614	16,614	5,638	5,638	5,612	5,612
Facility consolidation costs	1,909	1,909	2,348	2,348	6,511	6,511
Other exit costs, professional fees, and other	108	108	1,468	1,468	322	322

Total accrued	18,631	27,739	9,454	25,357	12,445	36,612

Payments related to:
Severance and other employee related costs		11,464		8,440		9,840
Facility consolidation costs		2,457		3,939		8,868
Other exit costs, professional fees, and other		111		1,394		874
Accrual reversals		1,681		2,476		1,127

Restructuring and repositioning reserve balance		$12,026		$9,108		$15,903

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	-		1,532		548
(Gains)/losses on divestitures	(11,361)		-		9,183
Impairment of premises and equipment	478		4,086		2,873
Impairment of intangible assets	10,100		3,348		16,753
Impairment of other assets	-		267		10,124
Other	9,040		(1,466)		-

Total other restructuring and repositioning expense	8,257		7,767		39,481

Total restructuring and repositioning charges	$26,888		$17,221		$51,926

Schedule Of Cumulative Restructuring And Related Costs

(Dollars in thousands)	Expense

Severance and other employee related costs	$77,796
Facility consolidation costs	40,650
Other exit costs, professional fees, and other	19,054
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	21,175
Net loss on divestitures	1,147
Impairment of premises and equipment	22,375
Impairment of intangible assets	48,231
Impairment of other assets	40,492
Other	7,574

Total restructuring and repositioning charges incurred to date as of December 31, 2011	$286,166

Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Schedule Of Condensed Statements Of Condition

Statements of Condition	Year Ended December 31

(Dollars in thousands)	2011	2010

Assets:
Cash	$16,816	$219,287
Interest-bearing cash	165,000	112,896
Securities available for sale	6,726	6,901
Notes receivable	3,700	3,700
Allowance for loan losses	(3,700)	(823)
Investments in subsidiaries:
Bank	3,268,359	3,203,991
Non-bank	17,476	20,042
Other assets	208,613	187,247

Total assets	$3,682,990	$3,753,241

Liabilities and equity:
Other short-term borrowings	$28,100	$4,800
Accrued employee benefits and other liabilities	121,599	141,605
Term borrowings	848,654	928,831

Total liabilities	998,353	1,075,236
Total equity	2,684,637	2,678,005
Total liabilities and equity	$3,682,990	$3,753,241

Schedule Of Condensed Statements Of Income

Statements of Income	Year Ended December 31

(Dollars in thousands)	2011	2010	2009

Dividend income:
Bank	$100,000	$300,000	$-
Non-bank	907	1,531	1,261

Total dividend income	100,907	301,531	1,261
Interest income	176	340	570
Other income	6,392	1,761	1,494

Total income	107,475	303,632	3,325

Provision for loan losses	2,877	-	823
Interest expense:
Short-term debt	283	290	298
Term borrowings	22,626	11,713	12,166

Total interest expense	22,909	12,003	12,464
Compensation, employee benefits and other expense	36,053	33,476	33,398

Total expense	61,839	45,479	46,685

Income/(loss) before income taxes	45,636	258,153	(43,360)
Income tax benefit	(21,127)	(13,078)	(20,514)

Income/(loss) before equity in undistributed net income of subsidiaries	66,763	271,231	(22,846)
Equity in undistributed net income/(loss) of subsidiaries:
Bank	64,113	(220,800)	(247,205)
Non-bank	320	(230)	214

Net income/(loss) attributable to the controlling interest	$131,196	$50,201	$(269,837)

Schedule Of Condensed Statements Of Cash Flows

Statements of Cash Flows	Year Ended December 31

(Dollars in thousands)	2011	2010	2009

Operating activities:
Net income/(loss)	$131,196	$50,201	$(269,837)
Less undistributed net loss of subsidiaries	64,433	(221,030)	(246,991)

Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Adjustments to reconcile income to net cash provided by operating activities:
Deferred income tax provision/(benefit)	-	-	764
Depreciation, amortization, and other	4,396	4,201	5,131
Stock-based compensation expense	12,996	6,797	5,821
Net (increase)/decrease in interest receivable and other assets	(12,999)	26,439	(2,962)
Net decrease in interest payable and other liabilities	(7,993)	155	(507)

Total adjustments	(3,600)	37,592	8,247

Net cash provided/(used) by operating activities	63,163	308,823	(14,599)

Investing activities:
Securities:
Sales and prepayments	699	20	-
Purchases	(149)	(410)	(3,000)
Decrease/(increase) in interest-bearing cash	(52,104)	48,103	79,963
Return on investment in subsidiary	2,170	49	700

Net cash provided/(used) by investing activities	(49,384)	47,762	77,663

Financing activities:
Preferred stock:
Repayment of preferred equity – CPP	-	(866,540)	-
Cash dividends	-	(47,780)	(43,447)
Common stock:
Repurchase of common stock warrants - CPP	(79,700)	-	-
Exercise of stock options	-	93	3
Proceeds from issuance of common stock	-	263,103	-
Cash dividends	(7,944)	-	-
Repurchase of shares	(45,111)	(1,345)	(392)
Term borrowings:
Proceeds from issuance of term borrowings	-	496,345	-
Repayment of term borrowings	(103,093)	-	-
(Decrease)/increase in short-term borrowings	23,300	1,000	(13,030)
Repayment of advance from subsidiary	(3,700)	-	-
Other	(2)	(1)	80

Net cash (used)/provided by financing activities	(216,250)	(155,125)	(56,786)

Net increase/(decrease) in cash and cash equivalents	(202,471)	201,460	6,278

Cash and cash equivalents at beginning of year	219,287	17,827	11,549

Cash and cash equivalents at end of year	$16,816	$219,287	$17,827

Total interest paid	$26,517	$10,966	$12,246
Total income taxes paid	4,998	1,713	99,090

Summary Of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Foreclosed Properties Acquired In Compliance With Hud Servicing Guide lines [Member]	Jan. 02, 2010 Consolidated Due To Adoption Of ASC 810 [Member]	Jan. 02, 2010 Deconsolidated Due To Adoption Of ASC 810 [Member]	Dec. 31, 2011 Buildings [Member] years	Dec. 31, 2011 Furniture, Fixtures And Equipment [Member] years	Dec. 31, 2011 Intangible Asset Related To Deposit Bases [Member] years
Change in Accounting Estimate [Line Items]
Larger commercial loan balances outstanding			$ 1,000,000
Minimum useful lives of premises and equipment, years							7	3
Maximum useful lives of premises and equipment, years							45	15
Real estate acquired by foreclosure	85,244,000	125,401,000		16,400,000
Deposit based assets, amortized period, years									10
Aggregate unpaid principal balance on consumer loans					245,200,000
Secured borrowings					236,300,000
Recognized reduction of undivided profits					10,600,000
Recognition adjustment to the ALLL					24,600,000
Recognition of adjustment to ALLL, net of tax					15,600,000
Reduction of loans net of unearned income and term borrowings						$ 30,500,000

Acquisitions And Divestitures (Details) (USD $)	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended				3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Mar. 31, 2011 First Horizon Insurance, Inc. [Member]	Mar. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2009 FTN Equity Capital Markets [Member]	Dec. 31, 2009 Atlanta Insurance Business [Member]	Dec. 31, 2009 First Express Remittance Processing [Member]	Sep. 30, 2011 First Horizon Msaver, Inc. [Member]	Jun. 30, 2011 Highland Capital Management Corporation [Member]
Schedule Of Acquisitions And Divestitures [Line Items]
Recognized after-tax gains on sales															$ 5,700,000	$ 4,200,000
Number of states, serves customers by subsidiary	40
Goodwill, Impairment	10,100,000	3,300,000	10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]	10,100,000	3,300,000	3,300,000	14,300,000	2,300,000
Tax benefits recognized									11,100,000
After tax goodwill impairment										2,000,000		9,000,000
Gains/losses on divestitures			$ (10,143,000)	[3]			$ 9,183,000	[3]					$ 7,500,000	$ 1,700,000

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[3]	After-tax gains on divestiture are $9.9 million for 2011. See Note 2 - Acquisitions and Divestitures for further details related to divestitures.

Investment Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investment Securities [Abstract]
Unrealized losses within the available for sale portfolio	$ 0	[1]	$ 7,890	[2]

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

Investment Securities (Schedule Of FHN's Available For Sale Securities) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 2,956,503,000	[1]	$ 2,957,682,000	[2]
Securities available for sale, Gross Unrealized Gains	109,769,000	[1]	82,138,000	[2]
Securities available for sale, Gross Unrealized Losses	0	[1]	(7,890,000)	[2]
Securities available for sale, Fair Value	3,066,272,000	[1]	3,031,930,000	[2]
Pledged available for sale securities	2,700,000,000		2,700,000,000
FHN [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Fair Value	6,726,000		6,901,000
Pledged available for sale securities	800,000,000		1,500,000,000
FRB [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	66,100,000		66,200,000
U.S. Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	40,030,000		87,188,000
Securities available for sale, Gross Unrealized Gains	91,000		256,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	40,121,000		87,444,000
Government Agency Issued Mortgage-Backed Securities MBS [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,334,174,000		1,430,923,000
Securities available for sale, Gross Unrealized Gains	76,054,000		46,916,000
Securities available for sale, Gross Unrealized Losses			(7,881,000)
Securities available for sale, Fair Value	1,410,228,000		1,469,958,000
FHLB-Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	125,500,000		125,500,000
Reinsurance Contract Agreement [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments			5,400,000
Government Agency Issued Collateralized Mortgage Obligations CMO [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,325,011,000		1,136,607,000
Securities available for sale, Gross Unrealized Gains	32,932,000		32,133,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	1,357,943,000		1,168,740,000
Other U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	15,277,000		50,426,000
Securities available for sale, Gross Unrealized Gains	674,000		2,800,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	15,951,000		53,226,000
States And Municipalities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	18,070,000		26,015,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	18,070,000		26,015,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	223,430,000	[3]	226,012,000	[4]
Securities available for sale, Gross Unrealized Losses		[3]	(9,000)	[4]
Securities available for sale, Fair Value	223,430,000	[3]	226,003,000	[4]
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	511,000		511,000
Securities available for sale, Gross Unrealized Gains	18,000		33,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	$ 529,000		$ 544,000

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.2 million. The remainder is money market, venture capital, and cost method investments. Additionally, $5.4 million is restricted pursuant to a reinsurance contract agreement.

Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 50,044
After 1 year; within 5 years, Amortized Cost	6,763
After 5 years; within 10 years, Amortized Cost
After 10 years, Amortized Cost	16,570
Subtotal, Amortized Cost	73,377
Within 1 year, Fair Value	50,310
After 1 year; within 5 years, Fair Value	7,262
After 5 years; within 10 years, Fair Value
After 10 years, Fair Value	16,570
Subtotal, Fair Value	74,142
Securities available for sale, Amortized Cost	2,956,503	[1]	2,957,682	[2]
Securities available for sale, Fair Value	3,066,272	[1]	3,031,930	[2]
Government Agency Issued MBS And CMO [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	2,659,185
Securities available for sale, Fair Value	2,768,171
Equity And Other Securities [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	223,941
Securities available for sale, Fair Value	$ 223,959

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Gross gains on sales of securities	$ 44,787,000	[1]	$ 15,709,000	[1]
Gross (losses) on sales of securities	(8,623,000)		(1,000)		(60,000)
Net gain/(loss) on sales of securities	36,164,000	[2]	15,708,000	[2]	(60,000)	[2]
Venture capital investments			(4,598,000)	[3]	(601,000)	[3]
Net other than temporary impairment ("OTTI") recorded			(188,000)	[4]	(517,000)	[4]
Total securities gain/(loss), net	36,164,000		10,922,000		(1,178,000)
Proceeds from sales from available for sale portfolio	495,100,000		528,800,000		18,900,000
Visa Class B Shares [Member]
Gross gains on sales of securities	$ 35,100,000		$ 14,800,000

[1]	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to the sales of Visa class B shares.
[2]	Proceeds from sales during the 2011, 2010, and 2009 were $495.1 million, $528.8 million, and $18.9 million, respectively.
[3]	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.
[4]	OTTI recorded in 2010 is related to equity securities and in 2009 is related to cost method investment securities.

Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Have Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 563,847
Less than 12 months, Unrealized Losses	(7,890)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	563,847
Total Unrealized Losses	(7,890)
Government Agency Issued Mortgage-Backed Securities MBS [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	563,813
Less than 12 months, Unrealized Losses	(7,881)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	563,813
Total Unrealized Losses	(7,881)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	563,813
Less than 12 months, Unrealized Losses	(7,881)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	563,813
Total Unrealized Losses	(7,881)
Equity Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	34
Less than 12 months, Unrealized Losses	(9)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Total Fair Value	34
Total Unrealized Losses	$ (9)

Loans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 years		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired nonaccrual commercial loans minimum		$ 1,000,000
Troubled debt restructurings loans		284,200,000		282,800,000
Allowance for loan losses		384,351,000	[1],[2]	664,799,000	[1],[2]	896,914,000	[1],[2]	849,210,000
Average balance of impaired loans		551,303,000		593,500,000		532,200,000
Interest income recognized		6,531,000		4,000,000		1,000,000
Unpaid principal balance of loans sold	188,000,000
Unpaid principal balance after partial charge-offs and LOCOM of permanent mortgages sold	126,000,000
Net pre-tax losses in provision for loan losses	29,800,000
Net charge-offs associated with loans sold	40,200,000
All commercial loans		1,000,000
Certain commercial loans		500,000
Forbearance agreements time period		generally 3 to 6 months
Consumer TDR, reduction of interest rate by increment		25
Modified interest rate minimum consumer loan		1.00%
Modified interest rate time period, maximum for consumer loans		5
Maximum maturities in years for TDRS		40
Credit card workout program, granted rate reduction, percentage, minimum		0.00%
Credit card workout program, maximum, term extension (in years)		5
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		26,194,000	[1],[2]	65,009,000	[1],[2]	123,896,000	[1],[2]	53,585,000
C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial loan portfolio		8.00%
Loans Held For Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		98,000,000		56,000,000
Real Estate Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		42.00%
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged to secure potential borrowings from Federal Home Loan Bank		4,900,000,000
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		32.00%
Allowance for loan losses		165,077,000	[1],[2]	192,350,000	[1],[2]	215,088,000	[1],[2]	181,818,000
Maximum maturities in years for TDRS		20
Bank-Related And TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan		4.00%
Bank-related and trust preferred loans total		600,000,000
Modified Loans Classified As A TDR [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		52,700,000
Allowance For TDRs To Recorded Investment Of TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ratio of the allowance for loan losses to loans		19.00%
Nonperforming Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net pre-tax losses in provision for loan losses	6,000,000
Net charge-offs associated with loans sold	7,300,000
Unpaid principal balance commercial loans sold	32,000,000
Unpaid principal balance after partial charge offs commercial loans sold	$ 23,000,000
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		1
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		6

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Loans (Schedule Of Loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]	$ 18,123,884	[1],[2]
Allowance for loan losses	384,351	[1],[2]	664,799	[1],[2]	896,914	[1],[2]	849,210
Total net loans	16,012,776		16,117,773
Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,014,927		7,338,155
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,891,546		6,319,412
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	828,193	[3]	1,142,557	[3]
Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	284,051		311,924
Commercial [Member] | Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,014,927		7,338,155
Commercial [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,257,497		1,406,646
Commercial [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	120,913		263,878
Retail [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,291,364		5,617,619
Retail [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	787,597		1,086,859
Retail [Member] | Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	284,051		311,924
Retail [Member] | Restricted Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	640,778	[4]	757,491	[4]
Restricted Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	600,200		701,800
Allowance for loan losses	25,700		42,100
Restricted Consumer Real Estate Loans [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	600,200		701,800
Restricted Permanent Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	40,600		55,700
Allowance for loan losses	6,100		5,400
Restricted Permanent Mortgage Loans [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 40,600		$ 55,700

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.
[3]	Includes restricted loans.
[4]	Balances as of December 31, 2011 and 2010 include $600.2 million and $701.8 million of consumer real estate loans and $40.6 million and $55.7 million of permanent mortgage loans, respectively.

Loans (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 664,799	[1],[2]	$ 896,914	[1],[2]	$ 849,210
Adjustment due to amendments of ASC 810			24,578
Charge-offs	(377,268)		(576,541)		(876,961)
Recoveries	52,820		49,848		44,665
Provision	44,000		270,000		880,000
Ending Balance	384,351	[1],[2]	664,799	[1],[2]	896,914	[1],[2]
Allowance - individually evaluated for impairment	88,141		115,358		31,644
Allowance - collectively evaluated for impairment	296,210		549,441		865,270
Loans, net of unearned income	16,397,127	[1],[2]	16,782,572	[1],[2]	18,123,884	[1],[2]
Individually evaluated for impairment	479,751		622,852		564,167
Collectively evaluated for impairment	15,917,376		16,159,720		17,559,717
Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	239,469	[1],[2]	276,648	[1],[2]	191,893
Adjustment due to amendments of ASC 810
Charge-offs	(76,728)		(97,272)		(129,283)
Recoveries	16,562		11,630		7,594
Provision	(48,890)		48,463		206,444
Ending Balance	130,413	[1],[2]	239,469	[1],[2]	276,648	[1],[2]
Allowance - individually evaluated for impairment	28,973		61,327		18,048
Allowance - collectively evaluated for impairment	101,440		178,142		258,600
Loans, net of unearned income	8,014,927	[1],[2]	7,338,155	[1],[2]	7,149,784	[1],[2]
Individually evaluated for impairment	170,124		213,405		103,616
Collectively evaluated for impairment	7,844,803		7,124,750		7,046,168
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	155,085	[1],[2]	205,725	[1],[2]	199,925
Adjustment due to amendments of ASC 810
Charge-offs	(41,147)		(127,323)		(277,461)
Recoveries	11,047		13,030		10,790
Provision	(69,399)		63,653		272,471
Ending Balance	55,586	[1],[2]	155,085	[1],[2]	205,725	[1],[2]
Allowance - individually evaluated for impairment	8,214		17,395		2,746
Allowance - collectively evaluated for impairment	47,372		137,690		202,979
Loans, net of unearned income	1,378,410	[1],[2]	1,670,524	[1],[2]	2,413,950	[1],[2]
Individually evaluated for impairment	115,319		242,143		405,458
Collectively evaluated for impairment	1,263,091		1,428,381		2,008,492
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	192,350	[1],[2]	215,088	[1],[2]	181,818
Adjustment due to amendments of ASC 810			16,106
Charge-offs	(164,922)		(233,269)		(224,853)
Recoveries	16,019		16,300		16,244
Provision	121,630		178,125		241,879
Ending Balance	165,077	[1],[2]	192,350	[1],[2]	215,088	[1],[2]
Allowance - individually evaluated for impairment	44,606		19,691		5,997
Allowance - collectively evaluated for impairment	120,471		172,659		209,091
Loans, net of unearned income	5,891,546	[1],[2]	6,319,412	[1],[2]	6,931,434	[1],[2]
Individually evaluated for impairment	120,127		69,775		25,766
Collectively evaluated for impairment	5,771,419		6,249,637		6,905,668
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	65,009	[1],[2]	123,896	[1],[2]	53,585
Adjustment due to amendments of ASC 810			8,472
Charge-offs	(75,218)		(71,113)		(63,004)
Recoveries	5,375		1,658		797
Provision	31,028		2,096		132,518
Ending Balance	26,194	[1],[2]	65,009	[1],[2]	123,896	[1],[2]
Allowance - individually evaluated for impairment	6,015		16,678		3,996
Allowance - collectively evaluated for impairment	20,179		48,331		119,900
Loans, net of unearned income	828,193	[1],[2]	1,142,557	[1],[2]	1,085,668	[1],[2]
Individually evaluated for impairment	73,064		96,765		26,229
Collectively evaluated for impairment	755,129		1,045,792		1,059,439
Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	12,886	[1],[2]	75,557	[1],[2]	221,989
Adjustment due to amendments of ASC 810
Charge-offs	(19,253)		(47,564)		(182,360)
Recoveries	3,817		7,230		9,240
Provision	9,631		(22,337)		26,688
Ending Balance	7,081	[1],[2]	12,886	[1],[2]	75,557	[1],[2]
Allowance - individually evaluated for impairment	333		267		857
Allowance - collectively evaluated for impairment	6,748		12,619		74,700
Loans, net of unearned income	284,051	[1],[2]	311,924	[1],[2]	543,048	[1],[2]
Individually evaluated for impairment	1,117		764		3,098
Collectively evaluated for impairment	282,934		311,160		539,950
Restricted Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	25,700		42,100
Loans, net of unearned income	600,200		701,800
Restricted Permanent Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	6,100		5,400
Loans, net of unearned income	$ 40,600		$ 55,700

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Loans (Information By Class Related To Individually Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 479,751	$ 622,852
Unpaid Principal Balance	604,862	793,717
Related Allowance	88,141	115,358
Average Recorded Investment	551,303	593,500	532,200
Interest Income Recognized	6,531	4,000	1,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	285,443	455,549
Unpaid Principal Balance	410,554	626,414
Related Allowance	37,187	78,722
Average Recorded Investment	370,496
Interest Income Recognized	2,678
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	194,308	167,303
Unpaid Principal Balance	194,308	167,303
Related Allowance	50,954	36,636
Average Recorded Investment	180,807
Interest Income Recognized	3,853
Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	213,924	237,155
Unpaid Principal Balance	332,701	397,705
Average Recorded Investment	225,540
Interest Income Recognized	2,427
Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	71,519	218,394
Unpaid Principal Balance	77,853	228,709
Related Allowance	37,187	78,722
Average Recorded Investment	144,956
Interest Income Recognized	251
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	194,308	167,303
Unpaid Principal Balance	194,308	167,303
Related Allowance	50,954	36,636
Average Recorded Investment	180,807
Interest Income Recognized	3,853
General C&I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	78,804	44,459
Unpaid Principal Balance	119,974	65,929
Average Recorded Investment	61,631
Interest Income Recognized	1,099
General C&I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	16,528	116,275
Unpaid Principal Balance	20,778	117,644
Related Allowance	5,148	34,061
Average Recorded Investment	66,401
Interest Income Recognized	210
TRUPs [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	43,177	25,406
Unpaid Principal Balance	47,000	28,000
Average Recorded Investment	34,292
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	31,616	27,266
Unpaid Principal Balance	33,700	30,000
Related Allowance	23,825	27,266
Average Recorded Investment	29,441
Income CRE [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	67,653	107,888
Unpaid Principal Balance	122,183	176,650
Average Recorded Investment	87,771
Interest Income Recognized	821
Income CRE [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,222	34,540
Unpaid Principal Balance	2,222	36,974
Related Allowance	243	8,821
Average Recorded Investment	18,381
Interest Income Recognized	41
Residential CRE [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	24,290	59,402
Unpaid Principal Balance	43,544	127,126
Average Recorded Investment	41,846
Interest Income Recognized	507
Residential CRE [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	21,153	40,313
Unpaid Principal Balance	21,153	44,091
Related Allowance	7,971	8,574
Average Recorded Investment	30,733
HELOC [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	49,919	25,375
Unpaid Principal Balance	49,919	25,375
Related Allowance	21,548	7,161
Average Recorded Investment	37,647
Interest Income Recognized	885
R/E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	70,208	44,399
Unpaid Principal Balance	70,208	44,399
Related Allowance	23,058	12,530
Average Recorded Investment	57,304
Interest Income Recognized	987
Permanent Mortgage [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	73,064	96,765
Unpaid Principal Balance	73,064	96,765
Related Allowance	6,015	16,679
Average Recorded Investment	84,915
Interest Income Recognized	1,933
OTC, Credit Card, & Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		764
Unpaid Principal Balance		764
Related Allowance		266
Credit Card & Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,117
Unpaid Principal Balance	1,117
Related Allowance	333
Average Recorded Investment	941
Interest Income Recognized	$ 48

Loans (Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	$ 15,917,376,000		$ 16,159,720,000		$ 17,559,717,000
Total loans individually evaluated for impairment	479,751,000		622,852,000		564,167,000
Total commercial loans	9,393,000,000		9,009,000,000
General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	6,208,000,000		6,092,000,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	1,394,000,000		817,000,000
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	413,000,000	[1]	430,000,000	[1]
LOCOM valuation allowance	34,200,000		35,600,000
Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	1,257,000,000		1,407,000,000
Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	121,000,000		263,000,000
Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	186,000,000		395,000,000
PD Grade 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,000,000		86,000,000
PD Grade 1 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,000,000		86,000,000
PD Grade 1 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 1 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 1 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	159,000,000		91,000,000
PD Grade 2 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	156,000,000		87,000,000
PD Grade 2 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 2 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 2 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,000,000		4,000,000
PD Grade 2 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	182,000,000		159,000,000
PD Grade 3 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	162,000,000		143,000,000
PD Grade 3 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 3 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 3 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	20,000,000		16,000,000
PD Grade 3 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 3 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			1,000,000
PD Grade 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	228,000,000		207,000,000
PD Grade 4 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	221,000,000		199,000,000
PD Grade 4 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 4 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 4 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	7,000,000		8,000,000
PD Grade 4 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 4 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		2,000,000
PD Grade 5 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	410,000,000		385,000,000
PD Grade 5 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	385,000,000		360,000,000
PD Grade 5 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 5 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 5 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	25,000,000		24,000,000
PD Grade 5 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			1,000,000
PD Grade 5 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		5,000,000
PD Grade 6 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,168,000,000		807,000,000
PD Grade 6 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	892,000,000		666,000,000
PD Grade 6 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	157,000,000		88,000,000
PD Grade 6 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 6 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	115,000,000		53,000,000
PD Grade 6 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,000,000
PD Grade 6 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,000,000		6,000,000
PD Grade 7 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,737,000,000		1,170,000,000
PD Grade 7 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	892,000,000		855,000,000
PD Grade 7 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	664,000,000		214,000,000
PD Grade 7 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 7 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	175,000,000		96,000,000
PD Grade 7 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,000,000		5,000,000
PD Grade 7 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	9,000,000		11,000,000
PD Grade 8 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,515,000,000		1,540,000,000
PD Grade 8 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	979,000,000		997,000,000
PD Grade 8 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	391,000,000		387,000,000
PD Grade 8 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 8 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	144,000,000		151,000,000
PD Grade 8 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		5,000,000
PD Grade 8 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		18,000,000
PD Grade 9 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	944,000,000		752,000,000
PD Grade 9 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	634,000,000		491,000,000
PD Grade 9 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	155,000,000		112,000,000
PD Grade 9 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 9 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	152,000,000		146,000,000
PD Grade 9 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,000,000		3,000,000
PD Grade 9 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		15,000,000
PD Grade 10 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	613,000,000		561,000,000
PD Grade 10 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	477,000,000		463,000,000
PD Grade 10 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	27,000,000		12,000,000
PD Grade 10 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 10 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	108,000,000		82,000,000
PD Grade 10 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		4,000,000
PD Grade 10 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	11,000,000		11,000,000
PD Grade 11 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	557,000,000		609,000,000
PD Grade 11 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	432,000,000		493,000,000
PD Grade 11 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 11 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 11 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	123,000,000		113,000,000
PD Grade 11 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,000,000		3,000,000
PD Grade 11 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	14,000,000		20,000,000
PD Grade 12 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	176,000,000		285,000,000
PD Grade 12 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	157,000,000		246,000,000
PD Grade 12 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			2,000,000
PD Grade 12 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 12 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		30,000,000
PD Grade 12 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,000,000		7,000,000
PD Grade 12 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,000,000		12,000,000
PD Grade 13 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	681,000,000		879,000,000
PD Grade 13 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	264,000,000		422,000,000
PD Grade 13 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 13 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	334,000,000	[1]	276,000,000	[1]
PD Grade 13 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	75,000,000		167,000,000
PD Grade 13 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	8,000,000		14,000,000
PD Grade 13 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		51,000,000
PD Grade 14,15,16 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	566,000,000		1,022,000,000
PD Grade 14,15,16 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	290,000,000		423,000,000
PD Grade 14,15,16 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			2,000,000
PD Grade 14,15,16 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,000,000	[1]	101,000,000	[1]
PD Grade 14,15,16 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	225,000,000		375,000,000
PD Grade 14,15,16 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	47,000,000		121,000,000
PD Grade 14,15,16 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	58,000,000		164,000,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	9,108,000,000		8,553,000,000
Total loans individually evaluated for impairment	285,000,000		456,000,000
Commercial Loan [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	6,113,000,000		5,931,000,000
Total loans individually evaluated for impairment	95,000,000		161,000,000
Commercial Loan [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,394,000,000		817,000,000
Total loans individually evaluated for impairment
Commercial Loan [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	338,000,000	[1]	377,000,000	[1]
Total loans individually evaluated for impairment	75,000,000	[1]	53,000,000	[1]
Commercial Loan [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,187,000,000		1,265,000,000
Total loans individually evaluated for impairment	70,000,000		142,000,000
Commercial Loan [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	76,000,000		163,000,000
Total loans individually evaluated for impairment	45,000,000		100,000,000
Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	149,000,000		316,000,000
Total loans individually evaluated for impairment	$ 37,000,000		$ 79,000,000

[1]	Balances as of December 31, 2011 and 2010 presented net of $34.2 million and $35.6 million respectively lower of cost or market ("LOCOM") valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13". Portfolio reserve estimate considers recent financial performance of individual borrowers and other factors.

Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details) (HELOC [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 3,690	[1]	$ 4,083	[2]
Avg orig CLTV	76.90%		77.20%
Avg orig FICO	740		740
% Broker	14.50%		15.40%
% TN	36.00%		33.60%
% 1st Lien	21.70%		19.90%
Avg Refreshed FICO	731		732
Restricted loan balance	600.2		701.8
Pre-2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	182	[1]	230	[2]
Avg orig CLTV	75.60%		75.50%
Avg orig FICO	723		724
% Broker	15.20%		14.20%
% TN	40.30%		42.30%
% 1st Lien	22.90%		22.70%
Avg Refreshed FICO	719		723
2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	273	[1]	321	[2]
Avg orig CLTV	76.10%		76.30%
Avg orig FICO	733		733
% Broker	23.80%		24.40%
% TN	26.60%		25.70%
% 1st Lien	16.80%		15.40%
Avg Refreshed FICO	726		730
2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	588	[1]	690	[2]
Avg orig CLTV	79.70%		79.50%
Avg orig FICO	728		729
% Broker	31.70%		31.80%
% TN	17.40%		17.30%
% 1st Lien	19.60%		18.80%
Avg Refreshed FICO	720		722
2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	732	[1]	855	[2]
Avg orig CLTV	79.50%		79.50%
Avg orig FICO	734		735
% Broker	15.90%		16.50%
% TN	16.60%		17.00%
% 1st Lien	12.00%		11.70%
Avg Refreshed FICO	722		722
2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	544	[1]	630	[2]
Avg orig CLTV	76.80%		76.80%
Avg orig FICO	741		742
% Broker	6.60%		7.00%
% TN	22.90%		24.40%
% 1st Lien	13.80%		13.60%
Avg Refreshed FICO	726		730
2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	566	[1]	630	[2]
Avg orig CLTV	77.50%		77.50%
Avg orig FICO	746		746
% Broker	13.60%		13.80%
% TN	28.80%		28.90%
% 1st Lien	15.00%		14.30%
Avg Refreshed FICO	732		734
2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	293	[1]	323	[2]
Avg orig CLTV	74.00%		74.10%
Avg orig FICO	755		755
% Broker	8.70%		8.80%
% TN	69.90%		69.70%
% 1st Lien	37.20%		36.80%
Avg Refreshed FICO	749		753
2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	179	[1]	205	[2]
Avg orig CLTV	71.60%		71.80%
Avg orig FICO	754		756
% Broker	0.00%		0.00%
% TN	86.60%		86.60%
% 1st Lien	45.40%		45.30%
Avg Refreshed FICO	755		759
2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	174	[1]	199	[2]
Avg orig CLTV	72.90%		73.00%
Avg orig FICO	755		758
% Broker	0.00%		0.00%
% TN	94.60%		94.90%
% 1st Lien	45.20%		46.50%
Avg Refreshed FICO	757		757
2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 159	[1]
Avg orig CLTV	71.10%
Avg orig FICO	760
% Broker	0.00%
% TN	92.60%
% 1st Lien	51.50%
Avg Refreshed FICO	758

[1]	Includes $600.2 million of restricted loan balances.
[2]	Includes $701.8 million of restricted loan balances.

Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans) (Details) (Real Estate Installment Class [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 2,202	$ 2,236
Avg orig CLTV	79.80%	78.30%
Avg orig FICO	734	729
% Broker	8.40%	10.30%
% TN	52.70%	44.40%
% 1st Lien	60.00%	50.20%
Avg Refreshed FICO	729	732
Pre-2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	56	83
Avg orig CLTV	77.80%	77.20%
Avg orig FICO	689	697
% Broker	18.30%	17.70%
% TN	62.10%	62.30%
% 1st Lien	66.20%	67.20%
Avg Refreshed FICO	687	727
2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	163	222
Avg orig CLTV	72.50%	72.40%
Avg orig FICO	722	726
% Broker	3.00%	3.10%
% TN	43.60%	44.40%
% 1st Lien	77.50%	77.50%
Avg Refreshed FICO	732	731
2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	97	128
Avg orig CLTV	74.10%	73.60%
Avg orig FICO	710	714
% Broker	7.90%	7.20%
% TN	49.60%	51.40%
% 1st Lien	72.80%	71.50%
Avg Refreshed FICO	708	724
2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	272	343
Avg orig CLTV	83.30%	82.50%
Avg orig FICO	720	722
% Broker	26.30%	25.70%
% TN	20.40%	21.70%
% 1st Lien	27.50%	27.80%
Avg Refreshed FICO	714	721
2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	295	378
Avg orig CLTV	79.40%	78.30%
Avg orig FICO	721	723
% Broker	4.70%	4.70%
% TN	23.50%	25.50%
% 1st Lien	24.20%	25.60%
Avg Refreshed FICO	706	728
2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	415	520
Avg orig CLTV	82.50%	81.10%
Avg orig FICO	730	732
% Broker	16.10%	15.70%
% TN	23.50%	24.20%
% 1st Lien	24.70%	24.30%
Avg Refreshed FICO	714	734
2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	153	211
Avg orig CLTV	77.90%	76.80%
Avg orig FICO	734	740
% Broker	6.20%	5.60%
% TN	77.60%	78.70%
% 1st Lien	78.50%	78.30%
Avg Refreshed FICO	729	751
2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	94	134
Avg orig CLTV	72.70%	71.10%
Avg orig FICO	751	753
% Broker	0.00%	0.00%
% TN	90.10%	89.60%
% 1st Lien	82.70%	82.60%
Avg Refreshed FICO	751	760
2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	196	217
Avg orig CLTV	85.80%	82.10%
Avg orig FICO	747	748
% Broker	0.00%	0.00%
% TN	88.80%	89.20%
% 1st Lien	97.90%	96.50%
Avg Refreshed FICO	753	751
2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 461
Avg orig CLTV	78.90%
Avg orig FICO	760
% Broker	0.00%
% TN	88.50%
% 1st Lien	97.50%
Avg Refreshed FICO	759

Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details) (Permanent Mortgage [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	$ 828	[1]	$ 1,143	[2]
Avg orig CLTV	70.90%		77.60%
Avg orig FICO	734		733
% Broker	48.70%		50.70%
% TN	3.10%		3.10%
% 1st Lien	99.40%		97.70%
Avg Refreshed FICO	717			[3]
Restricted loan balance	40.6		55.7
Pre-2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	170	[1]	190	[2]
Avg orig CLTV	64.80%		67.80%
Avg orig FICO	726		727
% Broker	48.70%		48.20%
% TN	10.00%		9.60%
% 1st Lien	96.90%		99.60%
Avg Refreshed FICO	739			[3]
2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	12	[1]	15	[2]
Avg orig CLTV	78.20%		82.00%
Avg orig FICO	719		725
% Broker	17.80%		19.20%
% TN	15.00%		25.70%
% 1st Lien	100.00%		100.00%
Avg Refreshed FICO	690			[3]
2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	63	[1]	81	[2]
Avg orig CLTV	74.40%		79.80%
Avg orig FICO	740		742
% Broker	37.30%		34.30%
% TN	2.60%		5.40%
% 1st Lien	100.00%		98.30%
Avg Refreshed FICO	733			[3]
2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	115	[1]	154	[2]
Avg orig CLTV	71.50%		79.20%
Avg orig FICO	735		734
% Broker	37.90%		41.10%
% TN	1.40%		2.10%
% 1st Lien	100.00%		97.00%
Avg Refreshed FICO	710			[3]
2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	314	[1]	447	[2]
Avg orig CLTV	71.00%		79.10%
Avg orig FICO	734		732
% Broker	55.50%		56.10%
% TN	1.20%		1.00%
% 1st Lien	100.00%		95.60%
Avg Refreshed FICO	706			[3]
2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	$ 154	[1]	$ 256	[2]
Avg orig CLTV	73.90%		79.90%
Avg orig FICO	742		737
% Broker	50.10%		55.70%
% TN	0.40%		0.80%
% 1st Lien	99.90%		100.00%
Avg Refreshed FICO	718			[3]

[1]	Includes $40.6 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.
[2]	Includes $55.7 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.
[3]	Refreshed FICO scores were not obtained prior to first quarter 2011.

Loans (Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	$ 1,900,000	$ 1,900,000
90+ days past due	1,400,000	1,600,000
Total	3,300,000	3,500,000
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	400,000	800,000
90+ days past due	100,000	200,000
Total	$ 500,000	$ 1,000,000

Loans (Accruing And Non-Accruing Loans By Class) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]	$ 18,123,884,000	[1],[2]
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOCOM valuation allowance	34,200,000		35,600,000
Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	8,014,927,000		7,338,155,000
Commercial, Financial, And Industrial [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	6,207,764,000		6,091,501,000
Commercial, Financial, And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,394,190,000		817,126,000
Commercial, Financial, And Industrial [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	412,973,000	[3]	429,528,000	[4]
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	5,891,546,000		6,319,412,000
Consumer Real Estate [Member] | HELOC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,690,035,000	[5]	4,083,042,000	[5]
Consumer Real Estate [Member] | R/E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,201,511,000		2,236,370,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,378,410,000		1,670,524,000
Commercial Real Estate [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,257,497,000		1,406,646,000
Commercial Real Estate [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	120,913,000		263,878,000
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	828,193,000	[5]	1,142,557,000	[5]
Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	284,051,000		311,924,000
Credit Card & Other [Member] | Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	191,992,000		192,437,000
Credit Card & Other [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	92,059,000		119,487,000
Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,880,438,000		15,883,190,000
30-89 Days Past Due	110,813,000		173,233,000
90+ Days Past Due	51,776,000		79,244,000
Total Accruing	16,043,027,000		16,135,667,000
Accruing [Member] | Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	7,840,848,000		7,097,472,000
30-89 Days Past Due	11,616,000		26,508,000
90+ Days Past Due	234,000		182,000
Total Accruing	7,852,698,000		7,124,162,000
Accruing [Member] | Commercial, Financial, And Industrial [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,109,009,000		5,905,087,000
30-89 Days Past Due	11,576,000		26,508,000
90+ Days Past Due	234,000		182,000
Total Accruing	6,120,819,000		5,931,777,000
Accruing [Member] | Commercial, Financial, And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,393,659,000		815,529,000
30-89 Days Past Due	40,000
Total Accruing	1,393,699,000		815,529,000
Accruing [Member] | Commercial, Financial, And Industrial [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	338,180,000	[3]	376,856,000	[4]
Total Accruing	338,180,000	[3]	376,856,000	[4]
Accruing [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,744,107,000		6,145,374,000
30-89 Days Past Due	71,038,000		90,650,000
90+ Days Past Due	37,625,000		47,937,000
Total Accruing	5,852,770,000		6,283,961,000
Accruing [Member] | Consumer Real Estate [Member] | HELOC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,598,926,000	[5]	3,980,830,000	[5]
30-89 Days Past Due	44,728,000	[5]	55,122,000	[5]
90+ Days Past Due	25,978,000	[5]	32,717,000	[5]
Total Accruing	3,669,632,000	[5]	4,068,669,000	[5]
Accruing [Member] | Consumer Real Estate [Member] | R/E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,145,181,000		2,164,544,000
30-89 Days Past Due	26,310,000		35,528,000
90+ Days Past Due	11,647,000		15,220,000
Total Accruing	2,183,138,000		2,215,292,000
Accruing [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,252,960,000		1,392,733,000
30-89 Days Past Due	10,485,000		25,324,000
Total Accruing	1,263,445,000		1,418,057,000
Accruing [Member] | Commercial Real Estate [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,178,708,000		1,248,209,000
30-89 Days Past Due	9,610,000		16,915,000
Total Accruing	1,188,318,000		1,265,124,000
Accruing [Member] | Commercial Real Estate [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	74,252,000		144,524,000
30-89 Days Past Due	875,000		8,409,000
Total Accruing	75,127,000		152,933,000
Accruing [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	764,388,000	[5]	959,431,000	[5]
30-89 Days Past Due	15,401,000	[5]	28,041,000	[5]
90+ Days Past Due	12,415,000	[5]	29,367,000	[5]
Total Accruing	792,204,000	[5]	1,016,839,000	[5]
Accruing [Member] | Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	278,135,000		288,180,000
30-89 Days Past Due	2,273,000		2,710,000
90+ Days Past Due	1,502,000		1,758,000
Total Accruing	281,910,000		292,648,000
Accruing [Member] | Credit Card & Other [Member] | Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	188,702,000		188,921,000
30-89 Days Past Due	1,868,000		1,912,000
90+ Days Past Due	1,422,000		1,604,000
Total Accruing	191,992,000		192,437,000
Accruing [Member] | Credit Card & Other [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	89,433,000		99,259,000
30-89 Days Past Due	405,000		798,000
90+ Days Past Due	80,000		154,000
Total Accruing	89,918,000		100,211,000
Non-Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	125,115,000		184,830,000
30-89 Days Past Due	25,201,000		36,617,000
90+ Days Past Due	203,784,000		425,458,000
Total Non-Accruing	354,100,000		646,905,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,396,000		89,307,000
30-89 Days Past Due	12,938,000		18,154,000
90+ Days Past Due	106,895,000		106,532,000
Total Non-Accruing	162,229,000		213,993,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,396,000		89,307,000
30-89 Days Past Due	12,938,000		18,154,000
90+ Days Past Due	31,611,000		52,263,000
Total Non-Accruing	86,945,000		159,724,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90+ Days Past Due	491,000		1,597,000
Total Non-Accruing	491,000		1,597,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90+ Days Past Due	74,793,000	[3]	52,672,000	[4]
Total Non-Accruing	74,793,000	[3]	52,672,000	[4]
Non-Accruing [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	22,227,000		22,092,000
30-89 Days Past Due	2,437,000		1,850,000
90+ Days Past Due	14,112,000		11,509,000
Total Non-Accruing	38,776,000		35,451,000
Non-Accruing [Member] | Consumer Real Estate [Member] | HELOC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	10,446,000	[5]	8,461,000	[5]
30-89 Days Past Due	1,079,000	[5]	563,000	[5]
90+ Days Past Due	8,878,000	[5]	5,349,000	[5]
Total Non-Accruing	20,403,000	[5]	14,373,000	[5]
Non-Accruing [Member] | Consumer Real Estate [Member] | R/E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	11,781,000		13,631,000
30-89 Days Past Due	1,358,000		1,287,000
90+ Days Past Due	5,234,000		6,160,000
Total Non-Accruing	18,373,000		21,078,000
Non-Accruing [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	45,421,000		58,343,000
30-89 Days Past Due	9,484,000		6,799,000
90+ Days Past Due	60,060,000		187,325,000
Total Non-Accruing	114,965,000		252,467,000
Non-Accruing [Member] | Commercial Real Estate [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	20,272,000		32,248,000
30-89 Days Past Due	2,125,000		3,516,000
90+ Days Past Due	46,782,000		105,758,000
Total Non-Accruing	69,179,000		141,522,000
Non-Accruing [Member] | Commercial Real Estate [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	25,149,000		26,095,000
30-89 Days Past Due	7,359,000		3,283,000
90+ Days Past Due	13,278,000		81,567,000
Total Non-Accruing	45,786,000		110,945,000
Non-Accruing [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,066,000	[5]	15,088,000	[5]
30-89 Days Past Due	342,000	[5]	9,814,000	[5]
90+ Days Past Due	20,581,000	[5]	100,816,000	[5]
Total Non-Accruing	35,989,000	[5]	125,718,000	[5]
Non-Accruing [Member] | Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,000
90+ Days Past Due	2,136,000		19,276,000
Total Non-Accruing	2,141,000		19,276,000
Non-Accruing [Member] | Credit Card & Other [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,000
90+ Days Past Due	2,136,000		19,276,000
Total Non-Accruing	$ 2,141,000		$ 19,276,000

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.
[3]	Includes LOCOM valuation allowance of $34.2 million.
[4]	Includes LOCOM valuation allowance of $35.6 million.
[5]	Includes restricted loans.

Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
General C&I [Member]
Financing Receivable, Modifications [Line Items]
Number	18
Pre-Modification Outstanding Recorded Investment	$ 15,960
Post-Modification Outstanding Recorded Investment	15,524
Loans To Mortgage Companies [Member]
Financing Receivable, Modifications [Line Items]
Number
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
TRUPs [Member]
Financing Receivable, Modifications [Line Items]
Number
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Commercial, Financial, And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	18
Pre-Modification Outstanding Recorded Investment	15,960
Post-Modification Outstanding Recorded Investment	15,524
Income CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	13
Pre-Modification Outstanding Recorded Investment	13,630
Post-Modification Outstanding Recorded Investment	13,155
Residential CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	6
Pre-Modification Outstanding Recorded Investment	2,257
Post-Modification Outstanding Recorded Investment	2,735
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	19
Pre-Modification Outstanding Recorded Investment	15,887
Post-Modification Outstanding Recorded Investment	15,890
HELOC [Member]
Financing Receivable, Modifications [Line Items]
Number	169
Pre-Modification Outstanding Recorded Investment	21,093
Post-Modification Outstanding Recorded Investment	20,992
R/E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	147
Pre-Modification Outstanding Recorded Investment	21,044
Post-Modification Outstanding Recorded Investment	21,249
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	316
Pre-Modification Outstanding Recorded Investment	42,137
Post-Modification Outstanding Recorded Investment	42,241
Permanent Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number	129
Pre-Modification Outstanding Recorded Investment	79,776
Post-Modification Outstanding Recorded Investment	82,633
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number	102
Pre-Modification Outstanding Recorded Investment	451
Post-Modification Outstanding Recorded Investment	590
Other [Member]
Financing Receivable, Modifications [Line Items]
Number
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Credit Card & Other [Member]
Financing Receivable, Modifications [Line Items]
Number	102
Pre-Modification Outstanding Recorded Investment	451
Post-Modification Outstanding Recorded Investment	590
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	584
Pre-Modification Outstanding Recorded Investment	154,211
Post-Modification Outstanding Recorded Investment	$ 156,878

Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
General C&I [Member]
Financing Receivable, Modifications [Line Items]
Number	43
Recorded Investment	$ 31,663
Loans To Mortgage Companies [Member]
Financing Receivable, Modifications [Line Items]
Number
Recorded Investment
TRUPs [Member]
Financing Receivable, Modifications [Line Items]
Number
Recorded Investment
Income CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	24
Recorded Investment	26,563
Residential CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	15
Recorded Investment	18,512
HELOC [Member]
Financing Receivable, Modifications [Line Items]
Number	35
Recorded Investment	6,041
R/E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	26
Recorded Investment	2,421
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number	51
Recorded Investment	3,842
Other [Member]
Financing Receivable, Modifications [Line Items]
Number
Recorded Investment
Commercial, Financial, And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	43
Recorded Investment	31,663
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	39
Recorded Investment	45,075
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	61
Recorded Investment	8,462
Permanent Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number	37
Recorded Investment	37,976
Credit Card & Other [Member]
Financing Receivable, Modifications [Line Items]
Number	51
Recorded Investment	3,842
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	231
Recorded Investment	$ 127,018

Premises, Equipment And Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
Premises, Equipment And Leases [Abstract]
Aggregate minimum income under sublease agreements	$ 5.1
Maximum duration of noncancelable operating leases, years	30

Premises, Equipment And Leases (Summary Of Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment And Leases [Abstract]
Land	$ 71,376	$ 66,914
Buildings	341,727	338,060
Leasehold improvements	44,407	44,880
Furniture, fixtures, and equipment	221,544	213,289
Premises and equipment, at cost	679,054	663,143
Less accumulated depreciation and amortization	357,801	340,824
Property, Plant and Equipment, Net	$ 321,253	$ 322,319

Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
2012	$ 21,147
2013	15,255
2014	10,939
2015	8,616
2016	7,419
2017 and after	33,565
Total minimum lease payments	$ 96,941

Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premises, Equipment And Leases [Abstract]
Rent expense, gross	$ 25,494	$ 32,673	$ 38,070
Sublease income	(3,883)	(4,275)	(4,368)
Rent expense, net	$ 21,611	$ 28,398	$ 33,702

Mortgage Servicing Rights (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	$ 144,069,000	$ 207,319,000	$ 302,611,000
Total value of MSR declined	63,300,000	95,300,000
Rights sold to service loans		5,400,000,000
Reduction in MSR attributable to loan sales		24,600,000
Higher assumed prepayment speeds	41,300,000	31,100,000
Capitalized MSR [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	23,500,000,000	28,800,000,000
Mortgage Loans Serviced For Others [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	400,000,000	700,000,000
Total MSR recognized by FHN	2,600,000	4,200,000
Transferred To Third Parties [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	14,800,000	27,300,000
Mortgage Banking Income [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	70,200,000	92,100,000	120,400,000
Other Income And Commissions [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	$ 2,400,000	$ 3,800,000	$ 12,400,000

Mortgage Servicing Rights (Summary Of Changes In Capitalized MSR) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	$ 207,319	$ 302,611
Adjustment due to adoption of amendments to ASC 810		(2,293)
Reductions due to loan payments	(21,795)	(36,185)
Reductions due to sale		(24,558)
Reductions due to exercise of cleanup calls	(195)	(1,110)
Changes in valuation model inputs or assumptions	(41,370)	(31,296)
Other changes in fair value	110	150
Fair value, ending balance	144,069	207,319
First Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	203,812	296,115
Adjustment due to adoption of amendments to ASC 810		(197)
Reductions due to loan payments	(21,539)	(34,943)
Reductions due to sale		(24,558)
Reductions due to exercise of cleanup calls	(195)	(1,110)
Changes in valuation model inputs or assumptions	(41,370)	(31,296)
Other changes in fair value	16	(199)
Fair value, ending balance	140,724	203,812
Second Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	262	1,174
Adjustment due to adoption of amendments to ASC 810		(928)
Reductions due to loan payments	(41)	(41)
Reductions due to sale
Reductions due to exercise of cleanup calls
Changes in valuation model inputs or assumptions
Other changes in fair value	10	57
Fair value, ending balance	231	262
HELOC [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	3,245	5,322
Adjustment due to adoption of amendments to ASC 810		(1,168)
Reductions due to loan payments	(215)	(1,201)
Reductions due to sale
Reductions due to exercise of cleanup calls
Changes in valuation model inputs or assumptions
Other changes in fair value	84	292
Fair value, ending balance	$ 3,114	$ 3,245

Intangible Assets (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2010 FHN [Member]	Dec. 31, 2011 FHI [Member]	Sep. 30, 2011 Msaver [Member]	Dec. 31, 2011 Msaver [Member]	Mar. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2009 FTN Equity Capital Markets [Member]	Dec. 31, 2009 Atlanta Insurance Business [Member]	Dec. 31, 2009 First Express Remittance Processing [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross carrying amount of other intangible assets				$ 105,300,000
Intangible assets accumulated amortization				79,000,000
Estimated aggregate amortization expense, Year 2012				3,800,000
Estimated aggregate amortization expense, Year 2013				3,600,000
Estimated aggregate amortization expense, Year 2014				3,500,000
Estimated aggregate amortization expense, Year 2015				3,300,000
Estimated aggregate amortization expense, Year 2016				3,100,000
Goodwill, Divestitures	16,400,000			(18,421,000)	[1]			(10,289,000)	[1]				2,000,000
Goodwill, Impairment		10,100,000	3,300,000	10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]						3,300,000	3,300,000	14,300,000	2,300,000
Additions of other intangible assets						151,000	[3]	347,000	[3]		200,000							300,000
Pre-tax goodwill impairment				85,872,000		67,451,000		67,451,000		57,162,000								8,000,000	2,300,000
Impairment of other intangible assets								341,000	[1],[2],[3]			2,200,000		100,000				300,000
Other intangible assets related to disposals				(2,258,000)	[1],[3]			(815,000)	[1],[3]									800,000
Recognition of intangible asset impairment losses effect on FHN's debt covenants				$ 0

[1]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[2]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[3]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.

Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In Consolidated Statements) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill, Beginning Balance		$ 162,180		$ 165,528		$ 162,180		$ 165,528		$ 192,408
Goodwill, Impairment		(10,100)		(3,300)		(10,100)	[1],[2]	(3,348)	[1],[2]	(16,591)	[1],[2]
Goodwill, Divestitures	16,400					(18,421)	[2]			(10,289)	[2]
Goodwill, Additions
Goodwill, Ending Balance						133,659		162,180		165,528
Other Intangible Assets, Beginning Balance		32,881	[3]	38,256	[3]	32,881	[3]	38,256	[3]	45,082	[3]
Other Intangible Assets, Amortization expense						(4,380)	[3],[4]	(5,526)	[3],[4]	(6,017)	[3],[4]
Other Intangible Assets, Impairment										(341)	[1],[2],[3]
Other Intangible Assets, Divestitures						(2,258)	[2],[3]			(815)	[2],[3]
Other Intangible Assets, Additions								151	[3]	347	[3]
Other Intangible Assets, Ending Balance						26,243	[3]	32,881	[3]	38,256	[3]
FHI [Member]
Other Intangible Assets, Impairment						(2,200)
First Horizon Insurance And First Horizon Msaver [Member]
Other Intangible Assets, Amortization expense						$ 400		$ 1,400		$ 1,700

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[3]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
[4]	Amortization expense related to First Horizon Insurance and First Horizon Msaver, Inc. of $.4 million, $1.4 million, and $1.7 million for 2011, 2010, and 2009, respectively, is included in Income/(loss) from discontinued operations, net of tax on the consolidated Statements of Income.

Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				$ 333,654		$ 333,654		$ 333,654		$ 333,654
Accumulated impairments				(114,123)		(104,023)		(100,675)		(84,084)
Accumulated divestiture related write-offs				(85,872)		(67,451)		(67,451)		(57,162)
Goodwill				133,659		162,180		165,528		192,408
Additions
Impairments		(10,100)	(3,300)	(10,100)	[1],[2]	(3,348)	[1],[2]	(16,591)	[1],[2]
Divestitures	16,400			(18,421)	[2]			(10,289)	[2]
Net change in goodwill				(28,521)		(3,348)		(26,880)
Non-Strategic [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				199,995		199,995		199,995		199,995
Accumulated impairments				(114,123)		(104,023)		(100,675)		(84,084)
Accumulated divestiture related write-offs				(85,872)		(67,451)		(67,451)		(57,162)
Goodwill						28,521		31,869		58,749
Additions
Impairments				(10,100)		(3,348)		(16,591)
Divestitures				(18,421)				(10,289)
Net change in goodwill				(28,521)		(3,348)		(26,880)
Regional Banking [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				36,238		36,238		36,238		36,238
Accumulated impairments
Accumulated divestiture related write-offs
Goodwill				36,238		36,238		36,238		36,238
Additions
Impairments
Divestitures
Net change in goodwill
Capital Markets [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				97,421		97,421		97,421		97,421
Accumulated impairments
Accumulated divestiture related write-offs
Goodwill				97,421		97,421		97,421		97,421
Additions
Impairments
Divestitures
Net change in goodwill

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Time Deposit Maturities (Schedule Of Time Deposits Included In Interest-Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Time Deposit Maturities [Abstract]
2012	$ 1,089,200
2013	226,910
2014	231,241
2015	97,106
2016	80,290
2017 and after	57,146
Time Deposits, including CDs 100000 or more	1,781,893
Total certificates of deposit $100,000 and more	$ 608,518	$ 561,750

Short-Term Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years days
Short-Term Borrowings [Abstract]
Maximum maturity days of federal funds and securities sold	90
Maximum holding period for trading liabilities, days	90
Maximum original maturity period of other short-term borrowings, years	1
Fair value of capital markets trading securities pledged to secure other short-term borrowings	$ 5.8

Short-Term Borrowings (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Short-term Debt [Line Items]
Average balance	$ 2,159,933	$ 2,615,536	$ 2,486,296
Year-end balance	1,887,052	2,114,908	2,874,353
Maximum month-end outstanding	2,631,628	3,046,201	2,874,353
Average rate for the year	0.23%	0.24%	0.21%
Average rate at year-end	0.23%	0.22%	0.17%
Trading Liabilities [Member]
Short-term Debt [Line Items]
Average balance	609,772	547,377	536,161
Year-end balance	347,285	361,920	293,387
Maximum month-end outstanding	709,642	654,748	565,858
Average rate for the year	2.45%	3.30%	3.89%
Average rate at year-end	2.34%	3.01%	4.13%
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Average balance	290,344	227,772	2,662,989
Year-end balance	172,550	180,735	761,758
Maximum month-end outstanding	$ 643,094	$ 693,512	$ 4,734,718
Average rate for the year	0.29%	0.56%	0.29%
Average rate at year-end	0.08%	0.18%	0.17%

Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Bank Notes [Member]	Dec. 31, 2010 Bank Notes [Member]	Dec. 31, 2010 Bank Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2010 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Federal Home Loan Bank Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Federal Home Loan Bank Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Trust Preferred Loans Pledged As Collateral [Member]	Dec. 31, 2011 Matures On October 25, 2034 [Member]	Dec. 31, 2010 Matures On October 25, 2034 [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2011 Matures On January 15, 2015 - 5.05% [Member]	Dec. 31, 2011 Matures On January 15, 2015 - 5.05% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On January 15, 2015 - 5.05% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On May 15, 2013 - 4.625% [Member]	Dec. 31, 2011 Matures On May 15, 2013 - 4.625% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On May 15, 2013 - 4.625% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On April 1, 2016 - 5.65% [Member]	Dec. 31, 2011 Matures On April 1, 2016 - 5.65% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On April 1, 2016 - 5.65% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On December 22, 2037 [Member]	Dec. 31, 2010 Matures On December 22, 2037 [Member]	Dec. 31, 2011 Matures On December 22, 2037 [Member] Other Collateralized Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On December 22, 2037 [Member] Other Collateralized Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On May 15, 2013 - 4.50% [Member]	Dec. 31, 2011 Matures On May 15, 2013 - 4.50% [Member] Subordinated Capital Notes [Member] First Horizon National Corporation [Member]	Dec. 31, 2010 Matures On May 15, 2013 - 4.50% [Member] Subordinated Capital Notes [Member] First Horizon National Corporation [Member]	Dec. 31, 2011 Matures On December 15, 2015 - 5.375% [Member]	Dec. 31, 2011 Matures On December 15, 2015 - 5.375% [Member] Senior Capital Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2010 Matures On December 15, 2015 - 5.375% [Member] Senior Capital Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2011 Matures On January 6, 2027 - 8.07% [Member]	Dec. 31, 2010 Matures On January 6, 2027 - 8.07% [Member] Subordinated Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2011 Matures On April 15, 2034 - 6.30% [Member]	Dec. 31, 2011 Matures On April 15, 2034 - 6.30% [Member] Subordinated Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2010 Matures On April 15, 2034 - 6.30% [Member] Subordinated Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2011 Matures On March 31, 2031 - 9.50% [Member]	Dec. 31, 2011 Matures On March 31, 2031 - 9.50% [Member] Cumulative Preferred Stock [Member] FT Real Estate Securities Company, Inc. [Member]		Dec. 31, 2010 Matures On March 31, 2031 - 9.50% [Member] Cumulative Preferred Stock [Member] FT Real Estate Securities Company, Inc. [Member]		Dec. 31, 2011 Matures On October 25, 2034 [Member]	Dec. 31, 2010 Matures On October 25, 2034 [Member]	Dec. 31, 2011 Matures On October 26, 2026 [Member]	Dec. 31, 2010 Matures On October 26, 2026 [Member]	Dec. 31, 2011 Matures On September 25, 2029 [Member]	Dec. 31, 2010 Matures On September 25, 2029 [Member]	Dec. 31, 2011 Matures On January 25, 2024 [Member]	Dec. 31, 2010 Matures On January 25, 2024 [Member]	Dec. 31, 2011 Matures On February 25, 2034 [Member]	Dec. 31, 2010 Matures On February 25, 2034 [Member]	Dec. 31, 2011 Matures December 2019 [Member]	Dec. 31, 2010 Matures December 2019 [Member]	Dec. 31, 2011 Matures On September 1, 2032 [Member]	Dec. 31, 2010 Matures On September 1, 2032 [Member]	Dec. 31, 2011 Matures On October 25, 2018 - 4.97% [Member]	Dec. 31, 2011 Matures On October 25, 2018 - 4.97% [Member] First Tennessee New Markets Corporation Investments [Member]	Dec. 31, 2011 Matures On February 1, 2033 - 4.97% [Member]	Dec. 31, 2011 Matures On February 1, 2033 - 4.97% [Member] First Tennessee New Markets Corporation Investments [Member]	Dec. 31, 2011 Maximum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Minimum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Real Estate Residential [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Real Estate Residential [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 26, 2026 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 26, 2026 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 25, 2029 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 25, 2029 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On January 25, 2024 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On January 25, 2024 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On February 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On February 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures December 2019 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures December 2019 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 1, 2032 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 1, 2032 [Member] First Horizon ABS Trust [Member]
Debt Instrument [Line Items]
Term borrowings	$ 2,481,660		$ 3,228,070						$ 548,950	[1]			$ 2,714	[2]	$ 2,870	[2]						$ 338,951	[3]	$ 338,786	[3]		$ 264,586	[3]	$ 273,590	[3]		$ 293,416	[3]	$ 287,357	[3]			$ 52,218	[4]	$ 51,241	[4]		$ 105,840	$ 109,447		$ 522,742	[3]	$ 500,492	[3]		$ 109,308	[5]		$ 220,072	[5]	$ 205,883	[5]		$ 45,693	[3]	$ 45,625	[3]																$ 7,301		$ 8,000					$ 77,161	[6]	$ 93,651	[6]	$ 118,498	[6]	$ 144,811	[6]	$ 168,888	[6]	$ 203,203	[6]	$ 185,357	[6]	$ 220,836	[6]	$ 13,639	[6]	$ 17,854	[6]	$ 18,120	[6]	$ 23,109	[6]	$ 23,641	[6]	$ 29,741	[6]	$ 14,823	[6]	$ 21,316	[6]
Debt instrument maturity date							February 14, 2011														January 15, 2015					May 15, 2013					April 1, 2016					December 22, 2037						May 15, 2013			December 15, 2015					January 6, 2027			April 15, 2034					March 31, 2031					October 25, 2034		October 26, 2026		September 25, 2029		January 25, 2024		February 25, 2034		December 2019		September 1, 2032		October 25, 2018		February 1, 2033
Debt instrument interest rate																					5.05%					4.63%					5.65%											4.50%			5.38%					8.07%			6.30%					9.50%																			4.97%		4.97%
Debt instrument interest rate at period end																		0.55%	0.54%																	0.85%	0.60%																										0.46%	0.42%	0.43%	0.39%	0.43%	0.39%	0.68%	0.67%	0.48%	0.47%	5.08%	5.00%	6.41%	6.41%
Debt instrument weighted average interest rate								0.43%			2.40%	2.40%
Total Loans	$ 16,397,127	[7],[8]	$ 16,782,572	[7],[8]	$ 18,123,884	[7],[8]											$ 52,200																																																																		$ 640,800	$ 757,500
Debt instrument, interest rates with remaining terms, years																																																																																	19	1
Contractual Interest Rate Capital Securities																				8.07%

[1]	The bank notes were issued with variable interest rates and matured on February 14, 2011. These bank notes had a weighted average interest rate of 0.43 percent on December 31, 2010.
[2]	The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 19 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2011 and 2010.
[3]	Qualifies for total capital under the risk-based capital guidelines.
[4]	Secured by $52.2 million of trust preferred loans.
[5]	See Note 11 - Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details. In 2011, FHN redeemed the subordinated notes that paid 8.07 percent.
[6]	On December 31, 2011 and 2010, borrowings secured by $640.8 million and $757.5 million, respectively, of retail real estate residential loans.
[7]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[8]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Term Borrowings [Abstract]
2012	$ 158
2013	350,158
2014	158
2015	804,158
2016	250,158
2017 and after	$ 942,758

Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]	Dec. 30, 1996 First Tennessee Capital I [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption Amount [Member] FHN [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption Amount [Member] First Tennessee Capital I [Member]	Mar. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member] First Tennessee Capital II [Member]	Dec. 30, 1996 Trust Preferred Loans [Member] First Tennessee Capital I [Member]	Mar. 29, 2004 Trust Preferred Loans [Member] First Tennessee Capital II [Member]
Debt Instrument [Line Items]
Par value of capital securities sold											$ 100,000,000	$ 200,000,000
Interest rate of capital securities											8.07%	6.30%
Term borrowings	$ 2,481,660,000	$ 3,228,070,000	$ 848,654,000	$ 928,831,000		$ 309,300,000	$ 206,000,000		$ 103,100,000
Debt instrument interest rate										6.30%
Debt instrument maturity date								Apr 15, 2034
Redemption date					Jan 1, 2011

Preferred Stock And Other Capital (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended
	Nov. 14, 2008	Mar. 31, 2011	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 22, 2010	Sep. 14, 2000 Class B Preferred Shares [Member]	Sep. 14, 2000 Class B Preferred Shares [Member] FT Real Estate Securities Company, Inc. [Member]	Dec. 31, 2011 Class B Preferred Shares [Member] First Horizon Preferred Funding l And ll, LLC [Member]	Dec. 31, 2011 Preferred Class A [Member] FTBNA [Member]	Dec. 31, 2010 Preferred Class A [Member] FTBNA [Member]	Dec. 31, 2009 Preferred Class A [Member] FTBNA [Member]	Mar. 23, 2005 Preferred Class A [Member] FTBNA [Member]	Mar. 23, 2005 Preferred Class A [Member] FT Real Estate Securities Company, Inc. [Member]	Nov. 14, 2008 Fixed Rate Cumulative Perpetual Preferred Stock [Member]
Preferred Units [Line Items]
Preferred shares issued	866,540							50						300,000
Sale of preferred shares															866,540
Class B preferred shares sold privately to nonaffiliates							47
Issued warrant to purchase common shares	12,743,235
Issued warrant to purchase common shares, exercise price	$ 10.2
Maturity of warrant, years			10
Number of warrant adjusted to cover common shares due to stock dividend			14,842,321
Warrant adjustment due to stock dividend to cover common shares per share			$ 8.757
Common equity and debt						$ 750
Cash paid to purchase the warrant		79.7
Percentage of cumulative preferred stock								9.50%
Liquidation preference per share							$ 1,000,000						$ 1,000
Subsidiary preferred stock redemption date, FTRESC			Mar 31, 2031
Preferred stock, value, issued									1
Noncontrolling interest, subsidiary preferred stock			0.3	0.3	0.3					294.8	294.8	294.8
Net income from continuing operations available to common shareholders			$ 122.6	$ 61.5	$ (246.6)

Regulatory Capital And Restrictions (Narrative) (Details) (USD $)	3 Months Ended
	Dec. 31, 2011	Jan. 01, 2012	Dec. 31, 2010
Undivided profits	$ 757,364,000		$ 631,712,000
Available amount for dividend without prior regulatory approval	(403,900,000)	(156,700,000)
Dividend paid to parent company	100,000,000
FHN [Member]
Total capital, actual ratio	17.99%		18.65%
Tier 1 capital, actual ratio	14.23%		13.99%
Leverage, actual ratio	11.41%		10.96%
Minimum requirement of cash reserves	190,700,000		215,000,000
Vault cash used to meet cash reserve requirements	142,900,000		139,800,000
Total covered transactions	800,000
All Affiliates [Member]
Percent of capital stock and surplus threshold for credit extension to affiliates	20.00%
Maximum amount bank may extend credit to all affiliates	776,900,000
Total covered transactions	444,400,000
First Tennessee Bank National Association [Member]
Total capital, actual ratio	20.05%		20.26%
Tier 1 capital, actual ratio	16.37%		15.76%
Leverage, actual ratio	13.12%		12.33%
Undivided profits	1,200,000,000
Percent of capital stock and surplus threshold for credit extension to parent	10.00%
Maximum amount bank may extend credit to parent	$ 388,500,000
Capital Ratios Excluding Financial Subsidiaries [Member] | First Tennessee Bank National Association [Member]
Total capital, actual ratio	18.47%		18.69%
Tier 1 capital, actual ratio	15.64%		15.03%
Leverage, actual ratio	12.73%		11.95%

Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
FHN [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 3,602,271	$ 3,749,586
Total Capital, Ratio	17.99%	18.65%
Tier 1 Capital, Amount	2,850,452	2,812,471
Tier 1 Capital, Ratio	14.23%	13.99%
Leverage, Amount	2,850,452	2,812,471
Leverage, Ratio	11.41%	10.96%
Total Capital, Capital Adequacy Purposes, Amount	1,602,113	1,608,222
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	801,056	804,111
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	998,891	1,026,597
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	3,976,672	4,032,289
Total Capital, Ratio	20.05%	20.26%
Tier 1 Capital, Amount	3,247,268	3,137,624
Tier 1 Capital, Ratio	16.37%	15.76%
Leverage, Amount	3,247,268	3,137,624
Leverage, Ratio	13.12%	12.33%
Total Capital, Capital Adequacy Purposes, Amount	1,586,752	1,592,416
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	793,376	796,208
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	990,281	1,018,136
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	1,983,440	1,990,520
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	1,190,064	1,194,312
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,237,851	$ 1,272,670
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Other Income And Other Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Income And Other Expense [Abstract]
Bankcard income	$ 22,388,000		$ 19,761,000		$ 20,161,000
Bank-owned life insurance	19,615,000		25,898,000		19,744,000
ATM interchange fees	13,690,000		14,169,000		11,335,000
Other service charges	12,182,000		10,368,000		11,619,000
Letter of credit fees	6,282,000		6,493,000		5,989,000
Electronic banking fees	6,225,000		7,111,000		6,020,000
Gains on extinguishment of debt	5,761,000		17,060,000		16,412,000
Remittance processing	931,000		2,008,000		11,765,000
Reinsurance fees	178,000		2,310,000		9,130,000
Deferred compensation	(517,000)	[1]	3,621,000	[1]	7,497,000	[1]
Other	31,103,000		24,580,000		29,590,000
Total	117,838,000		133,379,000		149,262,000
Losses from litigation and regulatory matters	41,279,000	[2]	2,398,000	[2]	3,466,000	[2]
Low income housing expense	20,356,000		22,229,000		22,000,000
Advertising and public relations	16,884,000		22,840,000		21,857,000
Other insurance and taxes	13,721,000		11,523,000		11,872,000
Travel and entertainment	8,324,000		9,800,000		8,992,000
Customer relations	4,908,000		6,994,000		7,777,000
Employee training and dues	4,770,000		4,634,000		5,048,000
Bank examinations costs	4,500,000		4,578,000		4,884,000
Supplies	3,800,000		4,519,000		4,483,000
Loan insurance expense	2,907,000	[3]	(686,000)	[3]	7,811,000	[3]
Federal service fees	1,435,000		2,610,000		5,078,000
Other	39,069,000	[4],[5],[6]	21,856,000	[4],[5],[6]	77,963,000	[4],[5],[6]
Total	161,953,000		113,295,000		181,231,000
Litigation settlement	36,700,000
Cancellation of contract, premiums returned			3,800,000
Net expense related to a litigation settlement	3,300,000		13,000,000		7,000,000
Increase in derivative liabilities	$ 9,400,000

[1]	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.
[2]	2011 includes a $36.7 million litigation settlement. See Note 18 - Contingencies and Other Disclosures.
[3]	2010 includes cancellation of an HLTV insurance contract and return of $3.8 million of premiums.
[4]	Includes a portion of net charges for restructuring, repositioning, and efficiency initiatives. See Note 26.
[5]	Includes net expense reversals related to Visa litigation matters of $3.3 million, $13.0 million, and $7.0 million in 2011, 2010, and 2009, respectively.
[6]	2011 includes a $9.4 million increase in derivative liabilities associated with prior sales of Visa shares related to an expected decline in the conversion ratio for Visa class B shares.

Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss) Ending Balance	$ (130,156,000)	$ (127,546,000)	$ (114,209,000)		$ (151,831,000)
Accumulated other comprehensive income (loss), Before-Tax Amount	(3,876,000)	(22,330,000)	58,878,000		(168,661,000)
Accumulated other comprehensive income (loss), Tax Benefit/ (Expense)	1,266,000	8,993,000	(21,256,000)		64,931,000
Unrealized market adjustments on securities available for sale, Before-Tax Amount	34,748,000	(32,727,000)	34,759,000
Unrealized market adjustments on securities available for sale, Tax Benefit/(Expense)	(13,517,000)	12,731,000	(12,145,000)
Unrealized market adjustments on securities available for sale, Accumulated Other Comprehensive Income/(Loss)	21,231,000	(19,996,000)	22,614,000
Adjustment for net gains/(losses) included in net income, Before-Tax Amount	773,000	715,000
Adjustment for net gains/(losses) included in net income, Tax Benefit/(Expense)	(301,000)	(278,000)
Adjustment for net gains/(losses) included in net income, Accumulated Other Comprehensive Income/(Loss)	472,000	437,000
Prior service cost arising during period, Before-Tax Amount			17,088,000
Prior service cost arising during period, Tax Benefit/(Expense)			(6,259,000)
Prior service cost arising during period, Accumulated Other Comprehensive Income/(Loss)			10,829,000
Net actuarial gain/(loss) arising during period, Before-Tax Amount	(60,953,000)	(5,439,000)	6,024,000	[1]
Net actuarial gain/(loss) arising during period, Tax Benefit/(Expense)	23,337,000	2,014,000	(2,483,000)	[1]
Net actuarial gain/(loss) arising during period, Accumulated Other Comprehensive Income/(Loss)	(37,616,000)	(3,425,000)	3,541,000	[1],[2]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	21,556,000	15,121,000	1,007,000
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(8,253,000)	(5,474,000)	(369,000)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Accumulated Other Comprehensive Income/(Loss)	13,303,000	9,647,000	638,000
Other comprehensive income (loss), pension and other employee benefit plans, curtailment, tax effect	$ 18,300,000

[1]	Includes a positive, after-tax effect of $18.3 million due to a pension curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.
[2]	Includes a positive, after-tax effect of $18.3 million due to a curtailment. See Note 19 - Savings, Pension, and Other Employee Benefits.

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Effective tax rates	10.57%	(40.93%)	42.05%
Deferred Income Tax Expense (Benefit)	$ 39,100,000
Deferred tax benefit	3,100,000
Net deferred tax asset	165,843,000	200,612,000
Valuation allowance	6,718,000	8,000,000
Unrecognized tax benefits	32,976,000	38,398,000	30,004,000
Payment of interest accrued	$ 6,600,000	$ 7,400,000

Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income tax expense/(benefit) related to continuing operations	$ 15,836	$ (21,182)	$ (170,716)
Income tax expense/(benefit) related to discontinued operations	(11,456)	(1,873)	(11,682)
Income tax expense/(benefit) related to, Cumulative effect of a change in accounting principle		(11,251)
Income tax expense/(benefit) related to, Pension and postretirement plans	(15,084)	3,460	9,111
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available for sale	13,818	(12,453)	12,145
Income tax expense/(benefit) related to, Share-based compensation	5,771	5,577	5,701
Total	$ 8,885	$ (37,722)	$ (155,441)

Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, Federal	$ (29,507)	$ (219,211)	$ (3,129)
Current, State	6,196	(35,484)	6,313
Deferred, Federal	49,254	206,962	(153,902)
Deferred, State	(10,107)	26,551	(19,998)
Total income tax expense/(benefit)	$ 15,836	$ (21,182)	$ (170,716)

Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 52,447	$ 18,114	$ (142,082)
State income taxes	(2,542)	(5,806)	(8,895)
BOLI - cash surrender value	(6,757)	(9,671)	(1,898)
Tax-exempt interest	(3,732)	(1,820)	(802)
Tax credits	(23,494)	(23,788)	(22,312)
Goodwill			3,205
Other	(86)	1,789	2,068
Total income tax expense/(benefit)	$ 15,836	$ (21,182)	$ (170,716)

Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Loss reserves	$ 85,110	$ 163,746
Employee benefits	117,593	91,864
Investment in partnerships	28,260	28,317
Foreclosed property	7,580	4,139
Accrued expenses	7,148	11,107
Credit carryforwards	47,175
State NOL carryforwards	21,454	17,772
FIN 48 unrecognized tax benefits	13,848	15,679
Other	17,898	9,179
Gross deferred tax assets	346,066	341,803
Valuation allowance	(6,718)	(8,000)
Deferred tax assets after valuation allowances	339,348	333,803
Capitalized mortgage servicing rights	38,515	39,312
Depreciation and amortization	39,753	17,511
Federal Home Loan Bank stock	17,285	17,285
Investment in debt securities (ASC 320)	42,700	28,882
Other intangible assets	22,368	18,585
Prepaid expenses	11,520	9,695
Other	1,364	1,921
Gross deferred tax liabilities	173,505	133,191
Net deferred tax asset	$ 165,843	$ 200,612

Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance, Beginning	$ 38,398	$ 30,004
Increases related to prior year tax positions	4,260	13,725
Settlements	(6,412)	(291)
Lapse of statute	(3,270)	(5,040)
Balance, Ending	$ 32,976	$ 38,398

Earnings Per Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of dilutive securities	2,287,000	0	0
Dilutive shares	262,861,000	235,699,000	234,431,000
Stock Option Plans [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, weighted average exercise price	24.91	27.04	27.48
Shares excluded from computation of earnings per share	10,600,000	12,300,000	15,600,000
Other Equity Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share	600,000	3,300,000	2,800,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share		14,800,000	14,800,000
Dilutive shares	700,000

Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Income/(loss) from continuing operations	$ 134,012	$ 72,935	$ (235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Net income attributable to noncontrolling interest	11,434	11,402	11,402
Net income/(loss) attributable to controlling interest	131,196	50,201	(269,837)
Preferred stock dividends		107,970	59,585
Net income/(loss) available to common shareholders	131,196	(57,769)	(329,422)
Net income/(loss) from continuing operations available to common shareholders	$ 122,578	$ (46,437)	$ (306,219)

Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	260,574,000	235,699,000	234,431,000
Effect of dilutive securities	2,287,000	0	0
Weighted average common shares outstanding - diluted	262,861,000	235,699,000	234,431,000

Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Earnings/(loss) per share from continuing operations available to common shareholders	$ 0.47	$ (0.2)	$ (1.31)
Earnings/(loss) per share from discontinued operations, net of tax	$ 0.03	$ (0.05)	$ (0.1)
Net earnings/(loss) per share available to common shareholders	$ 0.5	$ (0.25)	$ (1.41)
Diluted earnings/(loss) per share from continuing operations available to common shareholders	$ 0.47	$ (0.2)	$ (1.31)
Diluted earnings/(loss) per share from discontinued operations, net of tax	$ 0.03	$ (0.05)	$ (0.1)
Net diluted earnings/(loss) per share available to common shareholders	$ 0.5	$ (0.25)	$ (1.41)

Contingencies And Other Disclosures (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended	48 Months Ended	96 Months Ended							1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended							12 Months Ended			1 Months Ended											12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Feb. 29, 2012	Dec. 27, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 27, 2011 First Lien Mortgage Securitizations [Member]	Jul. 31, 2011 Sentinel Litigation [Member]	Jun. 30, 2011 Sentinel Litigation [Member]	Sep. 30, 2011 Visa Class B Shares [Member]	Dec. 31, 2010 Visa Class B Shares [Member]	Feb. 29, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Class B Shares [Member]	Mar. 31, 2008 Visa Class B Shares [Member]	Mar. 31, 2011 Visa Interest [Member]	Dec. 31, 2011 Visa Interest [Member]	Dec. 31, 2011 Proprietary Securitization [Member]	Dec. 31, 2011 Single Family Residential Loans [Member]	Dec. 31, 2010 Single Family Residential Loans [Member]	Dec. 31, 2011 Mortgage Loans Serviced For Government Sponsored Enterprises [Member]	Dec. 31, 2011 HELOC [Member]	Dec. 31, 2011 M&T Arbitration Claim [Member]	Dec. 31, 2011 Active Securitizations [Member]	Dec. 31, 2011 Investments Subject To Subpoena [Member]	Dec. 31, 2011 Mortgage Securitization Litigation [Member]	Dec. 27, 2011 Mortgage Securitization Litigation [Member]	Sep. 30, 2011 Debit Transaction Sequencing Matter [Member]	Dec. 31, 2011 FHLB SF [Member]	Dec. 27, 2011 FHLB SF [Member]	Dec. 31, 2011 Alt-A [Member]	Dec. 31, 2011 Jumbo [Member]	Dec. 31, 2011 Maximum [Member] M&T Arbitration Claim [Member]	Dec. 31, 2011 Minimum [Member] M&T Arbitration Claim [Member]	Dec. 31, 2011 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 27, 2011 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 31, 2011 Two Credit Unions [Member] HELOC [Member]	Dec. 27, 2011 Two Credit Unions [Member] HELOC [Member]	Dec. 31, 2011 First Lien [Member] Investments Subject To Subpoena [Member]	Dec. 31, 2011 HELOC [Member] Investments Subject To Subpoena [Member]	Dec. 27, 2011 Federal Housing Finance Agency [Member] Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Original balance of HELOCs sold in branch sales subject to repurchase claims																									$ 45,500,000
Current UPB of HELOC subject to claims																									24,300,000
Charged-off loans																									10,100,000
Estimated reasonably possible losses in excess of currently established liabilities																																			14,000,000	0
Remaining number of Visa Class B shares received in connection with initial public																1,100,000	2,400,000
Amount trustee would receive under terms of the settlement											38,500,000
Settlement expense		36,700,000										36,700,000
Actual damages sought by plaintiff																														5,000,000
Historical Cost																0
Estimated conversion ratio					43.00%			49.00%	51.00%						43.00%
Derivative Liabilities Related To Sale		8,000,000					2,500,000		1,000,000										3,900,000
Cash surrender value		657,500,000
Restrictions on cash surrender value of life insurance		35,900,000
Unpaid principal balance of servicing portfolio		24,000,000,000
Original unpaid principal balance of servicing portfolio																							6,700,000,000
Current unpaid principal balance of servicing portfolio																							6,100,000,000
Additional amount deposited into escrow account by Visa		1,600,000,000						400,000,000
Reduction in contingent liability																		3,300,000
Contingent liability																		1,400,000
Cash payment to counterparty	700,000
Recognized servicing and P&I advances		345,900,000							262,500,000
Amount Payable Related To Tax Service Contracts For Transfer Of Subservicers		5,800,000
Subservicer expenditure reimbursement		7,400,000
Loans originated and sold to GSEs			69,500,000,000
Loans securitized, without recourse in proprietary transactions				47,000,000,000
Loans securitized related to active securitization trusts		36,700,000,000
Number of active securitization trusts																				110
Number of securitization trusts inactive																				30
Loans sold on full recourse basis with servicing retained																					45,300,000	58,400,000
Number of securitization trusts																				140																					12	3
Number Of Federal Credit Unions Invested In Proprietary Securitizations																											2
Remaining balance in mortgage loans		12,000,000,000																															7,200,000,000	4,800,000,000
Stated percentage of voting rights		25.00%
Total original certificate balance with monoline insurance		128,400,000								97,700,000																103,400,000
Original combined certificate balances of investments subject to subpoena																															601,100,000						321,600,000		299,800,000
Current combined certificate balances of investments subject to subpoena																																209,700,000						155,300,000		118,400,000
Number of trusts in which home equity lines and loans were securitized		7																						6
Investment in proprietary securitizations subject to litigation																												1,100,000,000
Ending certificate balance of the investments subject to lawsuits																													516,200,000														371,000,000
Investments percentage performing																																											80.00%
Cumulative losses on investments, percentage of unpaid balance																																											4.00%
Cumulative original note balances of the HELOC proprietary securitizations						2,500,000,000
Original note balances of the closed-end second lien securitization		236,300,000
Current note balances of the closed-end second lien securitization						23,600,000
Current note balances of the HELOC proprietary securitizations						600,000,000
Percent of repurchase/make-whole claims relate to private whole loan sales		1.00%
Loan-to-value ratio at origination		80.00%
Unpaid principal balance of loans sold where private mortgage insurance had been cancelled		330,100,000							124,300,000
Liability for estimated repurchase losses		$ 167,400,000							$ 185,400,000
Number of class B shares sold													895,000	440,000

Contingencies And Other Disclosures (Schedule Of Original Purchase Amount of Investments Subject To Litigation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Alt-A Mortgage Loan Pools [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	$ 878,821
Alt-A Mortgage Loan Pools [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations
Alt-A Mortgage Loan Pools [Member] | 2005 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	643,751	[1]
Alt-A Mortgage Loan Pools [Member] | 2005 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations		[1]
Alt-A Mortgage Loan Pools [Member] | 2006 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	230,020	[1]
Alt-A Mortgage Loan Pools [Member] | 2006 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations		[1]
Alt-A Mortgage Loan Pools [Member] | 2007 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	5,050
Alt-A Mortgage Loan Pools [Member] | 2007 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations
Jumbo [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	194,659
Jumbo [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	16,877
Jumbo [Member] | 2005 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	60,000
Jumbo [Member] | 2006 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	84,659
Jumbo [Member] | 2006 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	9,793
Jumbo [Member] | 2007 [Member] | Senior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	50,000
Jumbo [Member] | 2007 [Member] | Junior Investor Rank [Member]
Amounts claimed by plaintiffs invested in proprietary securitizations	$ 7,084

[1]	Senior Alt-A mortgage loans for 2005 and 2006 represent amounts which are the subject of the FHFA litigation.

Pension, Savings, And Other Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65
Increased match rate of employer investment in qualified defined contribution plan	$ 1
Match rate of employee investment in qualified defined contribution plan	1
Accumulated benefit obligation for pension plan	663,700,000	575,200,000
Defined benefit pension plan percentage of assumption for next year	6.90%
Defined benefit pension plan percentage of assumption for postretirement medical plan assets	4.49%
Minimum required outstanding par value to each issue of bonds	250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Common stock held by the plan	792,607	778,500
Qualified pension plan, under funded	40,500,000
Non-qualified pension plan, under funded	53,700,000
Qualified pension plan, over funded		12,200,000
Non-qualified pension plan liabilities, offset		52,300,000
Non-Qualified Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	3,800,000	4,500,000
Expected pension contribution	9,000,000
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	1,300,000	1,300,000
Employee investment in qualified defined contribution plan	1
Employer investment in qualified defined contribution plan	0.5
Percentage of employer investment in qualified defined contribution plan, pre-tax	6.00%
Total number of allocated shares held by the ESOP	11,082,431
Contributions made by FHN through the flexible benefits plan	$ 17,100,000	$ 18,300,000	$ 18,300,000
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation to equitities	47.50%	57.50%
Cash Equivalents [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	52.50%	42.50%

Pension, Savings, And Other Employee Benefits (Schedule Of Actuarial Assumptions Used In The Defined Benefit Pension Plan And The Other Employee Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Rate of compensation increase	4.10%	4.10%	4.10%
Net Periodic Benefit Cost, Rate of compensation increase	4.10%	4.10%	4.10%
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	5.10%	5.70%	6.05%
Net Periodic Benefit Cost, Discount rate	5.70%	6.05%	6.85%
Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.75%	5.10%	5.55%
Net Periodic Benefit Cost, Discount rate	5.10%	5.55%	6.90%
Other Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.40%	4.75%	5.35%
Net Periodic Benefit Cost, Discount rate	4.75%	5.35%	6.95%
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.75%	5.25%	5.65%
Benefit Obligations, Expected long-term rate of return	4.49%	5.20%	5.23%
Net Periodic Benefit Cost, Discount rate	5.25%	5.65%	6.90%
Net Periodic Benefit Cost, Expected long-term rate of return	5.20%	5.23%	5.47%
Qualified Pension/Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.90%	8.00%	8.05%
Net Periodic Benefit Cost, Expected long-term rate of return	8.00%	8.05%	8.42%

Pension, Savings, And Other Employee Benefits (Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Participants Under Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017
Participants 65 Years And Older [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017

Pension, Savings, And Other Employee Benefits (Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension, Savings, And Other Employee Benefits [Abstract]
Adjusted total service and interest cost components, Effect of a 1% increase in assumed health care cost trend rates	$ 1,050
Adjusted total service and interest cost components, Effect of a 1% decrease in assumed health care cost trend rates	(995)
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% increase in assumed health care cost trend rates	16,574
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% decrease in assumed health care cost trend rates	$ (15,374)

Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 15,358	$ 15,225	$ 14,167
Interest cost	32,823	31,441	31,766
Expected return on plan assets	(46,885)	(47,534)	(46,327)
Amortization of unrecognized, Prior service cost/(credit)	417	419	758
Amortization of unrecognized, Actuarial (gain)/loss	21,219	14,771	8,262
Net periodic benefit cost	22,932	14,322	8,626
ASC 715 curtailment/settlement expense			2,867	[1]
ASC 715 special termination benefits	258
Total periodic benefit costs	23,190	14,322	11,493
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	542	515	971
Interest cost	2,213	2,277	3,194
Expected return on plan assets	(1,188)	(1,161)	(1,133)
Amortization of unrecognized, Transition obligation	986	987	987
Amortization of unrecognized, Prior service cost/(credit)	(9)	(8)	1,437
Amortization of unrecognized, Actuarial (gain)/loss	(1,057)	(1,048)	(836)
Net periodic benefit cost	1,487	1,562	4,620
Total periodic benefit costs	$ 1,487	$ 1,562	$ 4,620

[1]	2009 includes curtailment expense reflecting management's decision to cease benefit accruals as of December 31, 2012.

Pension, Savings, And Other Employee Benefits (Schedule Of Plans' Benefit Obligations And Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 2,151,656	$ 2,121,506
Other liabilities	(838,483)	(861,577)
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	589,715	533,475
Service cost	15,358	15,225	14,167
Interest cost	32,823	31,441	31,766
Plan amendments		1,030
Actuarial (gain)/loss	53,671	29,546
Actual benefits paid	(21,769)	(21,002)
Special termination benefits	258
Benefit obligation, end of year	670,056	589,715	533,475
Fair value of plan assets, beginning of year	549,616	496,330
Actual return on plan assets	44,272	70,172
Employer contributions	3,671	4,116
Actual benefits paid - other payments	(21,769)	(21,002)
Fair value of plan assets, end of year	575,790	549,616	496,330
Funded status of the plans	(94,266)	(40,099)
Other assets		12,247
Other liabilities	(94,266)	(52,346)
Assets, Net, Total	(94,266)	(40,099)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	41,274	41,726
Service cost	542	515	971
Interest cost	2,213	2,277	3,194
Actuarial (gain)/loss	3,722	(1,716)
Actual benefits paid	(2,164)	(1,868)
Expected Medicare Part D reimbursement	281	340
Benefit obligation, end of year	45,868	41,274	41,726
Fair value of plan assets, beginning of year	16,273	15,923
Actual return on plan assets	331	1,820
Employer contributions	175	398
Actual benefits paid - settlement payments	(2,164)	(1,868)
Fair value of plan assets, end of year	14,615	16,273	15,923
Funded status of the plans	(31,253)	(25,001)
Other assets		1,136
Other liabilities	(31,253)	(26,137)
Assets, Net, Total	$ (31,253)	$ (25,001)

Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 1,678	$ 2,095
Net actuarial (gain)/loss	324,081	289,016
Total	325,759	291,111
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition (asset)/obligation	736	1,725
Prior service cost/(credit)	630	621
Net actuarial (gain)/loss	(7,472)	(13,111)
Total	$ (6,106)	$ (10,765)

Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 56,374	$ 6,908
Prior service cost arising during measurement period		1,030
Items amortized during the measurement period, Prior service (credit)/cost	(417)	(419)	(758)
Items amortized during the measurement period, Net actuarial (gain)/loss	(21,219)	(14,771)
Total recognized in other comprehensive income	34,738	(7,252)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	4,579	(2,375)
Items amortized during the measurement period, Net transition (asset)/obligation	(986)	(987)	(987)
Items amortized during the measurement period, Prior service (credit)/cost	9	8	(1,437)
Items amortized during the measurement period, Net actuarial (gain)/loss	1,057	1,048
Total recognized in other comprehensive income	$ 4,659	$ (2,306)

Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 398	$ 417
Net actuarial (gain)/loss	35,297	20,107
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition obligation	736	986
Prior service cost/(credit)	(9)	(9)
Net actuarial (gain)/loss	$ (611)	$ (1,039)

Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 28,946
2013	27,892
2014	30,169
2015	32,616
2016	34,976
2017-2020	206,724
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	2,342
2013	2,452
2014	2,554
2015	2,649
2016	2,734
2017-2020	14,762
Medicare Reimbursements [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	380
2013	418
2014	464
2015	$ 505

Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 575,790		$ 549,617
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	77,964		102,175
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	497,826		447,442
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,653		6,064
Cash Equivalents And Money Market Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,653		6,064
Equity Securities [Member] | U.S. Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	69,466		94,885
Equity Securities [Member] | U.S. Small Capital [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	69,466		94,885
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	845	[1]	1,226	[1]
Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	845	[1]	1,226	[1]
Fixed Income Securities [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,795		656
Fixed Income Securities [Member] | U.S. Treasuries [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,795		656
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,376		111,879
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,376		111,879
Common And Collective Funds [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	151,346		119,315
Common And Collective Funds [Member] | Corporate And Foreign Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	151,346		119,315
Common And Collective Funds [Member] | U.S. Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	133,030		139,455
Common And Collective Funds [Member] | U.S. Large Capital [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	133,030		139,455
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	63,279		76,137
Common And Collective Funds [Member] | International [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 63,279		$ 76,137

[1]	Primarily includes investments in small-cap equity securities.

Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 14,615	$ 16,273
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	13,857	15,461
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	758	812
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	254	288
Cash Equivalents And Money Market Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	254	288
Equity Securities [Member] | U.S. Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,512	1,953
Equity Securities [Member] | U.S. Small Capital [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,512	1,953
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,599	8,564
Equity Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,599	8,564
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,492	4,656
Fixed Income Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,492	4,656
Fixed Income Securities [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	259	267
Fixed Income Securities [Member] | U.S. Treasuries [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	259	267
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	499	545
Fixed Income Securities [Member] | Corporate And Foreign Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 499	$ 545

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]	Dec. 31, 2009 FHN [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Nonvested Restricted Stock Plans [Member] years	Dec. 31, 2011 Stock Option Plans [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Stock Option Plans [Member] years	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Stock Option Plans [Member] years	Dec. 31, 2011 Performance Condition Grants [Member] 2008 Grants [Member]	Dec. 31, 2011 Performance Condition Grants [Member] 2009 Grants [Member]	Dec. 31, 2011 Service Condition Grants [Member] 2010 Awards [Member]	Dec. 31, 2011 Service Condition Grants [Member] 2011 Awards [Member]	Jan. 02, 2004 Compensation Deferral [Member] Maximum [Member] Stock Options Included In Deferral Program Granted Prior To January 2, 2004 [Member] years	Jan. 02, 2004 Compensation Deferral [Member] Minimum [Member] Stock Options Included In Deferral Program Granted After January 2, 2004 [Member] years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grants	3,921,288						3,216,237
Amount of restricted stock or units vested in 2011																	50.00%
Amount of restricted stock or units to vest in 2013																		50.00%	50.00%	50.00%
Amount of restricted stock or units to vest in 2012																	50.00%	50.00%
Amount of restricted stock or units to vest in 2014																			50.00%	50.00%
Amount of restricted stock or units to vest in 2015																				50.00%
Shares granted to non-employee director, prior to 2007							8,930
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors	10.00%
Value of annual equity awards to non-employee directors												$ 45,000
Unrecognized compensation cost of nonvested restricted stock plans and stock options										23,700,000	2,400,000
Recognizable weighted-average period of unrecognized compensation cost										2.1	3
Total grant date fair value of shares vested							5,100,000	7,100,000	3,200,000
Compensation cost included in income from continuing operations for stock option and restricted stock plans	14,173,000	11,987,000	8,969,000	12,996,000	6,797,000	5,821,000
Total income tax benefits recognized in income statements	5,400,000	4,600,000	3,400,000
Vesting period, Minimum																3
Vesting period, Maximum														4
Options granted expiration														10		7					20	10
Stock options granted	1,005,224	0	0								1,005,224
Weighted average fair value of stock option at grant date											$ 5.21
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan													$ 10,000		$ 25

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Nonvested on January 1, 2011, Shares/Units	4,098,232
Nonvested on January 1, 2011, Weighted average grant date fair value	$ 11.53
Shares/units granted, Shares/Units	1,591,932
Shares/units granted, Weighted average grant date fair value	$ 10.75
Shares/units vested, Shares/Units	(307,165)
Shares/units vested, Weighted average grant date fair value	$ 16.64
Shares/units cancelled, Shares/Units	(576,807)
Shares/units cancelled, Weighted average grant date fair value	$ 10.55
Nonvested on December 31, 2011, Shares/Units	4,806,192
Nonvested on December 31, 2011, Weighted average grant date fair value	$ 10.96

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
January 1, 2011, Options Outstanding	11,588,747
Options granted, Options Outstanding	1,005,224	0	0
Options forfeited, Options Outstanding	(65,653)
Options expired, Options Outstanding	(2,077,173)
December 31, 2011, Options Outstanding	10,451,145	11,588,747
Options exercisable, Options Outstanding	9,259,031
Options expected to vest, Options Outstanding	1,186,849
January 1, 2011, Weighted Average Exercise Price	$ 26.86
Options granted, Weighted Average Exercise Price	$ 11.85
Options forfeited, Weighted Average Exercise Price	$ 17.25
Options expired, Weighted Average Exercise Price	$ 32.03
December 31, 2011, Weighted Average Exercise Price	$ 23.98	$ 26.86
Options exercisable, Weighted Average Exercise Price	$ 25.73
Options expected to vest, Weighted Average Exercise Price	$ 11.62
December 31, 2011, Weighted Average Remaining Contractual Term (years)	4.16
Options exercisable, Weighted Average Remaining Contractual Term (years)	3.99
Options expected to vest, Weighted Average Remaining Contractual Term (years)	5.43
December 31, 2011, Aggregate Intrinsic Value	$ 96
Options exercisable, Aggregate Intrinsic Value	$ 96

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted) (Details)	12 Months Ended
Dec. 31, 2011
Expected weighted-average volatility	40.70%
Expected volatility range, Minimum	35.04%
Expected volatility range, Maximum	57.69%
Risk-free interest rate	2.91%
Stock Option Plans [Member]
Expected dividend yield	0.34%
Expected weighted-average lives of options granted	6.59

Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 700,832	$ 730,838	$ 776,468
Provision/(provision credit) for loan losses	44,000	270,000	880,000
Noninterest income	786,011	932,725	1,234,397
Noninterest expense	1,292,995	1,341,810	1,536,813
Income/(loss) before income taxes	149,848	51,753	(405,948)
Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)
Income/(loss) from continuing operations	134,012	72,935	(235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Depreciation and amortization	34,624	31,121	32,538
Expenditures for long-lived assets	35,408	42,631	21,180
Consolidated [Member]
Segment Reporting Information [Line Items]
Net interest income	700,832	730,838	776,468
Provision/(provision credit) for loan losses	44,000	270,000	880,000
Noninterest income	786,011	932,725	1,234,397
Noninterest expense	1,292,995	1,341,810	1,536,813
Income/(loss) before income taxes	149,848	51,753	(405,948)
Provision/(benefit) for income taxes	15,836	(21,182)	(170,716)
Income/(loss) from continuing operations	134,012	72,935	(235,232)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	142,630	61,603	(258,435)
Average assets	24,733,627	25,677,371	28,147,808
Depreciation and amortization	89,321	82,500	81,407
Expenditures for long-lived assets	35,408	42,631	21,180
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	561,808	557,200	556,103
Provision/(provision credit) for loan losses	(61,505)	92,297	306,168
Noninterest income	266,227	285,981	308,708
Noninterest expense	564,862	605,948	645,108
Income/(loss) before income taxes	324,678	144,936	(86,465)
Provision/(benefit) for income taxes	119,461	52,275	(33,147)
Net income/(loss)	205,217	92,661	(53,318)
Average assets	11,407,928	11,378,819	12,174,724
Depreciation and amortization	52,855	44,184	40,225
Expenditures for long-lived assets	24,914	33,296	16,539
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income	22,090	21,649	15,128
Noninterest income	355,739	424,170	632,871
Noninterest expense	320,835	318,188	386,120
Income/(loss) before income taxes	56,994	127,631	261,879
Provision/(benefit) for income taxes	21,608	47,809	98,461
Net income/(loss)	35,386	79,822	163,418
Average assets	2,257,841	2,115,716	2,070,039
Depreciation and amortization	12,802	9,740	8,832
Expenditures for long-lived assets	4,465	1,142	541
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(4,189)	1,654	25,534
Noninterest income	69,939	64,027	55,881
Noninterest expense	105,215	70,749	92,717
Income/(loss) before income taxes	(39,465)	(5,068)	(11,302)
Provision/(benefit) for income taxes	(51,175)	(39,973)	(21,232)
Net income/(loss)	11,710	34,905	9,930
Average assets	5,131,198	4,984,730	4,764,920
Depreciation and amortization	16,608	8,998	1,939
Expenditures for long-lived assets	1,128	4,970	2,036
Non-Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	121,123	150,335	179,703
Provision/(provision credit) for loan losses	105,505	177,703	573,832
Noninterest income	94,106	158,547	236,937
Noninterest expense	302,083	346,925	412,868
Income/(loss) before income taxes	(192,359)	(215,746)	(570,060)
Provision/(benefit) for income taxes	(74,058)	(81,293)	(214,798)
Income/(loss) from continuing operations	(118,301)	(134,453)	(355,262)
Income/(loss) from discontinued operations, net of tax	8,618	(11,332)	(23,203)
Net income/(loss)	(109,683)	(145,785)	(378,465)
Average assets	5,936,660	7,198,106	9,138,125
Depreciation and amortization	7,056	19,578	30,411
Expenditures for long-lived assets	$ 4,901	$ 3,223	$ 2,064

Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2010
Trading securities reclassified as MSR			$ 11,100,000
Goodwill, Impairment	10,100,000	3,300,000		10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]
Loans held for sale, net										621,600,000
Estimated amount of gains or losses included in earnings during the period attributable to changes in instrument-specific credit of loans held for sale				6,200,000		19,500,000		19,800,000
FTN Equity Capital Markets [Member]
Goodwill, Impairment		$ 3,300,000				$ 3,300,000		$ 14,300,000

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale	$ 221,389	$ 247,955	$ 37,582
AFS securities	2,868,282	2,833,705
Mortgage servicing rights	144,069	207,319	302,611
Total other assets	389,097	328,782
Total assets	4,611,055	4,387,511
Trading liabilities	347,285	361,920
Other short-term borrowings	14,833	27,309
Total other liabilities	253,268	215,221
Total liabilities	615,386	604,450
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	13,790	9,793
Total other assets	62,529	38,273
Total assets	76,319	48,066
Total other liabilities	7,243	18,600
Total liabilities	7,243	18,600
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale	10,902	40,323	15,753
AFS securities	2,835,051	2,771,342
Total other assets	326,568	290,509
Total assets	4,142,680	3,845,446
Trading liabilities	347,285	361,920
Total other liabilities	234,205	195,621
Total liabilities	581,490	557,541
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale	210,487	207,632	21,829
AFS securities	19,441	52,570
Mortgage servicing rights	144,069	207,319
Total assets	392,056	493,999
Other short-term borrowings	14,833	27,309
Total other liabilities	11,820	1,000
Total liabilities	26,653	28,309
U.S. Treasuries [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	40,121	87,444
Trading liabilities	190,725	195,390
U.S. Treasuries [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	40,121	87,444
Trading liabilities	190,725	195,390
Government Agency Issued Mortgage-Backed Securities MBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,410,228	1,469,957
Trading liabilities	736	1,804
Government Agency Issued Mortgage-Backed Securities MBS [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,410,228	1,469,957
Trading liabilities	736	1,804
Government Agency Issued Collateralized Mortgage Obligations CMO [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,357,943	1,168,740
Government Agency Issued Collateralized Mortgage Obligations CMO [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,357,943	1,168,740
Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	15,951	53,226
Trading liabilities		18,121
Other U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	10,189	15,335
Trading liabilities		18,121
Other U.S. Government Agencies [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	5,762	37,891
States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	18,070	26,015
States And Municipalities [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	16,570	24,515
States And Municipalities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,500	1,500
Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	529	545
Trading liabilities	155,824	146,605
Corporate And Other Debt [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	529	545
Corporate And Other Debt [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities	155,824	146,605
Venture Capital [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	12,179	13,179
Venture Capital [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	12,179	13,179
Equity, Mutual Funds, And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	13,261	14,599
Equity, Mutual Funds, And Other [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	13,261	9,248
Equity, Mutual Funds, And Other [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities		5,351
Deferred Compensation Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,796	25,121
Deferred Compensation Assets [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,796	25,121
Derivatives, Forwards And Futures [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	39,733	13,152
Total other liabilities	7,243	18,600
Derivatives, Forwards And Futures [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	39,733	13,152
Total other liabilities	7,243	18,600
Derivatives, Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	326,566	290,509
Total other liabilities	234,204	195,621
Derivatives, Interest Rate Contracts [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	326,566	290,509
Total other liabilities	234,204	195,621
Derivatives, Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	2
Total other liabilities	11,821	1,000
Derivatives, Other [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	2
Total other liabilities	1
Derivatives, Other [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other liabilities	11,820	1,000
Capital Markets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	962,112	734,314
Capital Markets [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	962,107	734,280
Capital Markets [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	34
Capital Markets [Member] | U.S. Treasuries [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	53,656	45,078
Capital Markets [Member] | U.S. Treasuries [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	53,656	45,078
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities MBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	314,002	267,086
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities MBS [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	314,002	267,086
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations CMO [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	129,270	62,061
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations CMO [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	129,270	62,061
Capital Markets [Member] | Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	173,982	82,022
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	173,982	82,022
Capital Markets [Member] | States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	24,525	13,965
Capital Markets [Member] | States And Municipalities [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	24,525	13,965
Capital Markets [Member] | Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	265,931	264,002
Capital Markets [Member] | Corporate And Other Debt [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	265,926	263,968
Capital Markets [Member] | Corporate And Other Debt [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	34
Capital Markets [Member] | Equity, Mutual Funds, And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	746	100
Capital Markets [Member] | Equity, Mutual Funds, And Other [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	746	100
Mortgage Banking [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	26,106	35,436
Mortgage Banking [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	8,052	8,992
Mortgage Banking [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,054	26,444
Mortgage Banking [Member] | Principal Only [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	8,052	8,992
Mortgage Banking [Member] | Principal Only [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	8,052	8,992
Mortgage Banking [Member] | Interest Only [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,054	26,444
Mortgage Banking [Member] | Interest Only [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 18,054	$ 26,444

Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 26,478	[1]	$ 56,132	[1]	$ 153,542	[1]
Net transfers in/(out) level 3, assets					(11,077)	[1]
Net income	3,796	[1]	8,627	[1]	55,342	[1]
Sales, assets	(132)	[1]
Settlements, assets	(12,083)	[1]
Adjustment due to adoption of amendments to ASC 810, assets			(4,776)	[1]
Purchases, sales, issuances, and settlements, net, assets			(33,505)	[1]	(141,675)	[1]
Ending Balance	18,059	[1]	26,478	[1]	56,132	[1]
Net unrealized gains/(losses) included in net income	2,205	[1],[2]	5,467	[1],[2]	14,408	[1],[2]
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	207,632		206,227		11,330
Net transfers in/(out) level 3, assets	(6,112)	[3]			241,546
Net income	(368)		(17,991)		(10,384)
Purchases, assets	66,608
Settlements, assets	(57,273)
Purchases, sales, issuances, and settlements, net, assets			19,396		(36,265)
Ending Balance	210,487		207,632		206,227
Net unrealized gains/(losses) included in net income	(368)	[2]	(17,991)	[2]	(10,384)	[2]
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	39,391	[4]	99,173	[4]	111,840	[4]
Other comprehensive income	(1,688)	[4]	(2,302)	[4]	3,812	[4]
Sales, assets	(29,217)	[4]
Settlements, assets	(1,224)	[4]
Purchases, sales, issuances, and settlements, net, assets			(57,480)	[4]	(16,479)	[4]
Ending Balance	7,262	[4]	39,391	[4]	99,173	[4]
Venture Capital [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	13,179		15,743		25,307
Net income			(2,962)		(2,252)
Purchases, assets
Issuances, assets
Sales, assets	(1,000)
Settlements, assets
Purchases, sales, issuances, and settlements, net, assets			398		(7,312)
Ending Balance	12,179		13,179		15,743
Net unrealized gains/(losses) included in net income			(2,962)	[5]	(2,252)	[5]
Mortgage Servicing Rights, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	207,319		302,611		376,844
Net transfers in/(out) level 3, assets					11,077
Net income	(41,260)		(31,146)		67,817
Settlements, assets	(21,990)
Adjustment due to adoption of amendments to ASC 810, assets			(2,293)
Purchases, sales, issuances, and settlements, net, assets			(61,853)		(153,127)
Ending Balance	144,069		207,319		302,611
Net unrealized gains/(losses) included in net income	(40,076)	[2]	(27,153)	[2]	69,412	[2]
Net Derivative Assets And Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(1,000)				233
Net income	(9,414)
Issuances, liabilities	(2,500)
Settlements, liabilities	1,094
Purchases, sales, issuances, and settlements, net, liabilities			(1,000)		(233)
Ending Balance	(11,820)		(1,000)
Net unrealized gains/(losses) included in other expense	(9,414)	[6]	(1,000)	[6]
Other Short-Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(27,309)		(39,662)		(27,957)
Net income	12,476		(12,353)		11,705
Ending Balance	(14,833)		(27,309)		(39,662)
Net unrealized gains/(losses) included in net income	$ 12,476	[2]	$ (12,353)	[2]	$ 11,705	[2]

[1]	Primarily represents certificated interest only strips and excess interest mortgage banking trading securities. Capital markets Level 3 trading securities are not significant.
[2]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[3]	Transfers out of recurring level 3 balances reflect movements out of loans held for sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[4]	Primarily represents other U.S. Government agencies. States and municipalities are not significant.
[5]	Represents recognized gains and losses attributable to venture capital investments classified within securities available for sale that are included in securities gains/(losses) in noninterest income.
[6]	Included in Other expense

Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	$ 221,389		$ 247,955		$ 37,582
Loans, net of unearned income, nonrecurring measurements	125,297	[1]	213,974	[1]	402,007	[1]
Real estate acquired by foreclosure, nonrecurring measurements	68,884	[2]	110,536	[2]	113,722	[2]
Other assets, nonrecurring measurements	91,243	[3]	87,667	[3]	108,247	[3]
Level 2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	10,902		40,323		15,753
Level 3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	210,487		207,632		21,829
Loans, net of unearned income, nonrecurring measurements	125,297	[1]	213,974	[1]	402,007	[1]
Real estate acquired by foreclosure, nonrecurring measurements	68,884	[2]	110,536	[2]	113,722	[2]
Other assets, nonrecurring measurements	91,243	[3]	87,667	[3]	108,247	[3]
Net Gains/(Losses) [Member]
Fair Value Of Assets And Liabilities [Line Items]
Net gains/(losses) Loans held for sale					1,716
Net gains/(losses), Securities available for sale					(516)	[4]
Net gains/(losses) Loans, net of unearned income	(48,330)	[1]	(156,572)	[1]	(287,866)	[1]
Net gains/(losses) Real estate acquired by foreclosure	(18,358)	[2]	(18,097)	[2]	(39,879)	[2]
Net gains/(losses) Other assets	(12,192)	[3]	(11,145)	[3]	(8,970)	[3]
Gain (loss) on financial assets measured on non-recurring basis	(84,829)		(193,003)		(335,515)
First Mortgages [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	11,980		15,289
First Mortgages [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	11,980		15,289
First Mortgages [Member] | Net Gains/(Losses) [Member]
Fair Value Of Assets And Liabilities [Line Items]
Net gains/(losses) Loans held for sale - first mortgages	(5,947)		(7,249)
SBAs [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	66,730		10,456
SBAs [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held for sale, nonrecurring measurements	66,730		10,456
SBAs [Member] | Net Gains/(Losses) [Member]
Fair Value Of Assets And Liabilities [Line Items]
Net gains/(losses) Loans held for sale	$ (2)		$ 60

[1]	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Represents low income housing investments. 2011 also includes new market tax credit investments.
[4]	Represents recognition of other than temporary impairment for cost method investments classified within securities available for sale.

Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held For Sale And Aggregate Unpaid Principal Amount) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	$ 221,389	$ 247,955	$ 37,582
Fair Value Carrying Amount [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	221,389	247,955
Nonaccrual loans	42,471	36,768
Loans 90 days or more past due and still accruing	11,486	10,372
Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	307,990	313,199
Nonaccrual loans	93,997	74,285
Loans 90 days or more past due and still accruing	24,755	26,372
Fair Value Carrying Amount Less Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	(86,601)	(65,244)
Nonaccrual loans	(51,526)	(37,517)
Loans 90 days or more past due and still accruing	$ (13,269)	$ (16,000)

Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Banking Noninterest Income [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, option, changes in fair value, gain (loss)	$ (368)	$ (17,991)	$ (8,236)
Mortgage Banking Noninterest Income [Member] | Other Short-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, option, changes in fair value, gain (loss)	12,476	(12,353)	11,705
Capital Markets Noninterest Income [Member] | Trading Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, option, changes in fair value, gain (loss)		$ 11,752

Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses	$ 16,012,776		$ 16,117,773
Trading securities	988,217		769,750
Loans held for sale	221,389		247,955		37,582
Loans held for sale	413,897		375,289
Securities available for sale	3,066,272	[1]	3,031,930	[2]
Total deposits	16,213,009		15,208,231
Trading liabilities	347,285		361,920
Term borrowings	2,481,660		3,228,070
FHN [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	6,726		6,901
Term borrowings	848,654		928,831
Fair Value Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses	16,012,776		16,117,773
Short-term financial assets	896,444		942,129
Trading securities	988,217		769,750
Loans held for sale	413,897		375,289
Securities available for sale	3,066,272		3,031,930
Derivative assets	366,301		303,660
Other assets	114,039		112,788
Nonearning assets	628,440		574,710
Defined maturity	1,781,893		1,952,745
Undefined maturity	14,431,116		13,255,486
Total deposits	16,213,009		15,208,231
Trading liabilities	347,285		361,920
Short-term financial liabilities	2,059,602		2,295,643
Term borrowings	2,481,660		3,228,070
Derivative liabilities	253,268		215,220
Other noninterest-bearing liabilities	195,208		103,951
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses	15,210,592		15,196,341
Short-term financial assets	896,444		942,129
Trading securities	988,217		769,750
Loans held for sale	413,897		375,289
Securities available for sale	3,066,272		3,031,930
Derivative assets	366,301		303,660
Other assets	114,039		112,788
Nonearning assets	628,440		574,710
Defined maturity	1,821,457		2,007,147
Undefined maturity	14,431,116		13,255,486
Total deposits	16,252,573		15,262,633
Trading liabilities	347,285		361,920
Short-term financial liabilities	2,059,602		2,295,643
Term borrowings	2,182,061		2,893,938
Derivative liabilities	253,268		215,220
Other noninterest-bearing liabilities	195,208		103,951
Loan commitments	1,358		1,060
Standby and other commitments	5,954		6,021
Contractual Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan commitments	7,435,227		7,903,537
Standby and other commitments	$ 359,619		$ 487,578

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

Loan Sales And Securitizations (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Sales And Securitizations [Abstract]
Single-family residential mortgage loans transferred		$ 300,000,000	$ 800,000,000
Residential mortgage loans transferred				1,300,000,000
Net pre-tax gains on sale of residential mortgage loan		6,000,000	16,900,000	16,100,000
Nonperforming permanent mortgages transferred	187,700,000
Unpaid principal balance after partial charge-offs and LOCOM of permanent mortgages sold	126,000,000
Net pre-tax losses in provision for loan losses	$ 29,800,000
Percentage of single-family mortgage loans received as fees		0.29%	0.29%
Percentage of income related to excess income		0.34%	0.34%
Percentage of HELOC and home equity loans received as fees		0.50%	0.50%
Percentage variation in assumptions that can not necessarily be extrapolated		10.00%

Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 First Liens [Member]		Dec. 31, 2010 First Liens [Member]		Dec. 31, 2011 Second Liens [Member]		Dec. 31, 2010 Second Liens [Member]		Dec. 31, 2011 HELOC [Member]		Dec. 31, 2010 HELOC [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 144,069,000	$ 207,319,000	$ 302,611,000	$ 140,724,000		$ 203,812,000		$ 231,000		$ 262,000		$ 3,114,000		$ 3,245,000
Weighted average life (in years)				3.7		4.3		2.9		2.8		2.8		2.5
Annual prepayment rate				22.50%		20.10%		26.00%		27.00%		28.00%		31.20%
Annual prepayment rate, Impact on fair value of 10% adverse change				(7,667,000)		(10,139,000)		(15,000)		(31,000)		(202,000)		(249,000)
Annual prepayment rate, Impact on fair value of 20% adverse change				(14,612,000)		(19,420,000)		(28,000)		(59,000)		(387,000)		(476,000)
Annual discount rate on servicing cash flows				11.80%		11.60%		14.00%		14.00%		18.00%		18.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(10)			(3,728,000)		(5,756,000)		(6,000)		(14,000)		(96,000)		(96,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(20)			(7,241,000)		(11,149,000)		(12,000)		(28,000)		(187,000)		(185,000)
Annual cost to service (per loan)				119,000	[1]	121,000	[1]	50,000	[1]	50,000	[1]	50,000	[1]	50,000	[1]
Annual cost to service (per loan), Impact on fair value of 10% adverse change				(3,333,000)		(5,003,000)		(5,000)		(16,000)		(50,000)		(52,000)
Annual cost to service (per loan), Impact on fair value of 20% adverse change				(6,643,000)		(9,978,000)		(10,000)		(32,000)		(100,000)		(104,000)
Annual earnings on escrow				1.40%		1.40%
Annual earnings on escrow, Impact on fair value of 10% adverse change				(1,194,000)		(2,102,000)
Annual earnings on escrow, Impact on fair value of 20% adverse change				$ (2,388,000)		$ (4,204,000)

[1]	Amounts represent market participant based assumptions.

Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 988,217,000	$ 769,750,000
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(10)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(20)
Interest Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Weighted average life (in years)	3.7	4.5
Annual prepayment rate	20.20%	17.20%
Annual prepayment rate, Impact on fair value of 10% adverse change	(831,000)	(1,159,000)
Annual prepayment rate, Impact on fair value of 20% adverse change	(1,598,000)	(2,241,000)
Annual discount rate on residual cash flows	13.30%	13.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(667,000)	(1,084,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(1,281,000)	(2,076,000)
Principal Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Weighted average life (in years)	3.5	5
Annual prepayment rate	30.20%	23.40%
Annual prepayment rate, Impact on fair value of 10% adverse change	(297,000)	(471,000)
Annual prepayment rate, Impact on fair value of 20% adverse change	(563,000)	(934,000)
Annual discount rate on residual cash flows	20.50%	22.50%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(429,000)	(373,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(849,000)	(716,000)
Mortgage Banking [Member] | Interest Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	17,852,000	26,237,000
Mortgage Banking [Member] | Principal Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 8,052,000	$ 8,992,000

Loan Sales And Securitizations (Schedule Of Cash Flows Related To Loan Sales And Securitizations) (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Sep. 30, 2011 FHN [Member]	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]
Proceeds from initial sales and securitizations	$ 409,003,000	[1]	$ 837,905,000	[1]	$ 1,320,538,000	[1]
Servicing fees retained	72,558,000	[2]	95,902,000	[2]	132,799,000	[2]
Purchases of GNMA guaranteed mortgages	66,591,000		76,678,000		18,225,000
Purchases of previously transferred financial assets	267,091,000	[3],[4]	458,337,000	[3],[4]	302,043,000	[3],[4]		33,000,000	175,000,000
Other cash flows received on retained interests	7,894,000		10,783,000		63,994,000
Proceeds related to bulk sales of nonperforming permanent mortgages							$ 89,200,000

[1]	Includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
[2]	Includes servicing fees on MSR associated with loan sales and purchased MSR.
[3]	Includes repurchases of both delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
[4]	2011 and 2010 includes $33 million and $175 million, respectively, of cash paid related to clean-up calls exercised by FHN.

Loan Sales And Securitizations (Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2011
Total Principal Amount of Loans	$ 18,128,275,000	[1]	$ 22,373,312,000	[1]
Principal Amount of Delinquent Loans	797,636,000	[1],[2]	1,076,908,000	[1],[3]
Net Credit Losses	536,418,000	[1],[4]	570,682,000	[1],[5]
Total Principal Amount of Loans sold	(11,087,955,000)		(14,578,430,000)
Total Principal Amount of Residential Real Estate Loans held for sale	(413,897,000)		(375,289,000)
Total Principal Amount of Loans held in portfolio	6,719,739,000		7,461,969,000
Principal amount of loans securitized and sold			10,900,000,000		8,000,000,000
Real Estate Residential [Member]
Total Principal Amount of Loans	18,128,275,000		22,373,312,000
Principal Amount of Delinquent Loans	797,636,000	[2]	1,076,908,000	[3]
Net Credit Losses	536,418,000	[4]	570,682,000	[5]
Total Principal Amount of Residential Real Estate Loans held for sale	(320,581,000)		(332,913,000)
Government National Mortgage Association Certificates And Obligations (GNMA) [Member]
Loans 90 days or more past due	$ 42,200,000		$ 39,900,000

[1]	Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.
[2]	Loans 90 days or more past due include $42.2 million of GNMA guaranteed mortgages.
[3]	Loans 90 days or more past due include $39.9 million of GNMA guaranteed mortgages.
[4]	Principal amount of loans securitized and sold includes $8.0 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.
[5]	Principal amount of loans securitized and sold includes $10.9 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]	Mar. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Mar. 29, 2004 Subordinated Debentures Subject To Mandatory Redemption Amount [Member] FHN [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Assets [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Assets [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] On-Balance Sheet Consumer Loan Securitizations [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Rabbi Trusts Used for Deferred Compensation Plans [Member]
Variable Interest Entity [Line Items]
Clean up calls intended for consumer loan securitizations, percentage of aggregate carrying value	20.00%
Cash and due from banks	$ 384,667		$ 344,384										$ 4,914	$ 3,143
Loans, net of unearned income	16,397,127	[1],[2]	16,782,572	[1],[2]	18,123,884	[1],[2]							640,778	757,491
Allowance for loan losses	384,351	[1],[2]	664,799	[1],[2]	896,914	[1],[2]	849,210	3,700	823				31,826	47,452
Total net loans	16,012,776		16,117,773										608,952	710,039
Other assets	2,151,656		2,121,506					208,613	187,247				13,418	19,658	58,690	61,323
Total assets	24,789,384		24,698,952					3,682,990	3,753,241				627,284	732,840	58,690	61,323
Noninterest-bearing deposits	4,613,014		4,376,285															1,203
Term borrowings	2,481,660		3,228,070					848,654	928,831	103,100	309,300	206,000					620,127	754,521
Other liabilities	838,483		861,577														92	101	50,508	57,218
Total liabilities	$ 22,104,747		$ 22,020,947					$ 998,353	$ 1,075,236								$ 620,219	$ 755,825	$ 50,508	$ 57,218

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]	$ 18,123,884,000	[1],[2]
Term borrowings	2,481,660,000		3,228,070,000
Trading securities	988,217,000		769,750,000
Total MSR recognized by FHN	144,069,000		207,319,000		302,611,000
Custodial balances	4,613,014,000		4,376,285,000
Securities available for sale, Fair Value	3,066,272,000	[3]	3,031,930,000	[4]
FHN [Member]
Variable Interest Entity [Line Items]
Term borrowings	848,654,000		928,831,000
Securities available for sale, Fair Value	6,726,000		6,901,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, contractual funding commitments	600,000		1,300,000
Low Income Housing Partnerships [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	70,923,000	[5],[6]	88,923,000	[7],[8]
Maximum loss exposure, current investments	70,300,000		87,700,000
New Market Tax Credit LLCs [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	20,932,000	[6],[9]
Maximum loss exposure, current investments	15,300,000
Small Issuer Trust Preferred Holdings [Member] | Loans, Net Of Unearned Income [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	447,156,000	[10]	465,157,000	[11]
On-Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	61,956,000	[12]	62,920,000	[13]
Liability Recognized	52,218,000	[12]	51,241,000	[13]
Loans, net of unearned income	112,500,000		112,500,000
Term borrowings	52,200,000		51,200,000
Trading securities	1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member] | Term Borrowings [Member]
Variable Interest Entity [Line Items]
Liability Recognized	206,186,000	[14]	309,279,000	[14]
Proprietary & Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	497,794,000	[15]	404,282,000	[16]
Total MSR recognized by FHN	79,400,000		100,900,000
Custodial balances			69,800,000
Proprietary & Agency Residential Mortgage Securitizations [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Aggregate servicing advances	345,900,000		262,500,000
Holdings Of Agency Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,211,442,000	[10],[17]	2,967,845,000	[10],[18]
Securities available for sale, Fair Value	2,800,000,000		2,600,000,000
Holdings Of Agency Mortgage-Backed Securities [Member] | Trading Securities [Member]
Variable Interest Entity [Line Items]
Trading securities	443,300,000		329,100,000
Short Positions In Agency Mortgage-Backed Securities [Member] | Trading Liabilities [Member]
Variable Interest Entity [Line Items]
Liability Recognized	736,000	[14]	1,804,000	[14]
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	89,900,000		115,500,000
Maximum loss exposure, contractual funding commitments	1,700,000		3,800,000
Commercial Loan Troubled Debt Restructurings [Member] | Loans, Net Of Unearned Income [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	91,600,000	[19],[20]	119,353,000	[19],[21]
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	11,800,000		14,000,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	14,300,000		21,400,000
Total MSR recognized by FHN	$ 46,300,000		$ 75,200,000

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.
[3]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[4]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[5]	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[6]	A liability is not recognized because investments are written down over the life of the related tax credit.
[7]	Maximum loss exposure represents $87.7 million of current investments and $1.3 million of contractual funding commitments. Only the current investment amount is included in Other Assets.
[8]	A liability is not recognized because investments are written down over the life of the related tax credit.
[9]	Maximum loss exposure represents current investment balance. $15.3 million of the initial investment was funded through loans from community development enterprises.
[10]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
[11]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
[12]	$112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.
[13]	$112.5 million was classified as Loans, net of unearned income, and $1.7 million was classified as Trading securities which are offset by $51.2 million classified as Term borrowings.
[14]	No exposure to loss due to the nature of FHN's involvement.
[15]	Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.
[16]	Includes $100.9 million and $75.2 million classified as Mortgage servicing rights and $14.0 million and $21.4 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $262.5 million are classified as Other assets and is offset by aggregate custodial balances of $69.8 million classified as Noninterest-bearing deposits.
[17]	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
[18]	Includes $329.1 million classified as Trading securities and $2.6 billion classified as Securities available for sale.
[19]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.
[20]	Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[21]	Maximum loss exposure represents $115.5 million of current receivables and $3.8 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

Derivatives (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended																					1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2011 FHN [Member] years	Dec. 31, 2010 FHN [Member]	Dec. 31, 2011 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2010 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2011 Derivative Instruments With Accelerated Termination Provisions [Member] FHN [Member]	Dec. 31, 2010 Derivative Instruments With Accelerated Termination Provisions [Member] FHN [Member]	Dec. 31, 2010 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member] FHN [Member]	Jun. 30, 2010 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member] FHN [Member]	Dec. 31, 2011 Hedge Of Held-To-Maturity Trust Preferred Loans [Member]	Dec. 31, 2010 Hedge Of Held-To-Maturity Trust Preferred Loans [Member]	Dec. 31, 2011 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2010 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2011 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member] FHN [Member]	Dec. 31, 2010 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member] FHN [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] FHN [Member]	Dec. 31, 2010 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] FHN [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2010 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] FHN [Member]	Dec. 31, 2010 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] FHN [Member]	Sep. 30, 2011 Visa Class B Shares [Member]	Dec. 31, 2010 Visa Class B Shares [Member]	Feb. 29, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Interest [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables		$ 192,600,000	$ 160,800,000
Collateral received											270,300,000	216,800,000								270,300,000	216,800,000
Collateral cash payables		149,100,000	145,500,000
Securities posted collateral									36,800,000	36,800,000								179,800,000	159,600,000
Net fair value of derivative liabilities with credit-risk related contingent accelerated termination provisions											39,600,000	37,800,000
Net fair value of derivative assets with credit-risk related contingent accelerated termination provisions										189,500,000	244,600,000
Net fair value of derivative assets with adjustable posting thresholds																				245,000,000	189,500,000
Net fair value of derivative liabilities with adjustable posting thresholds																				187,700,000	166,300,000
Total trading revenues		327,700,000	390,100,000
Certain term borrowings total																						904,000,000	904,000,000			500,000,000
Net fair value of interest rate derivatives hedging long-term debt using the long-haul method																						99,200,000	105,700,000	2,100,000		25,700,000	4,100,000
Noncallable senior debt maturing date		December 2015
Net fair value of interest rate derivatives hedging subordinated debt using long-haul method																8,800,000	17,200,000								12,600,000
Other long-term debt		2,481,660,000	3,228,070,000				848,654,000	928,831,000					200,000,000	200,000,000	200,000,000
Hedged held-to-maturity trust preferred loans principal balance							196,300,000	211,600,000
Fixed rate conversion termination period, years							5
Estimated conversion ratio			51.00%	43.00%		49.00%																								43.00%
Additional amount deposited into escrow account by Visa		1,600,000,000				400,000,000
Cash payment to counterparty	700,000
Derivative Liabilities Related To Sale		8,000,000	1,000,000		2,500,000																										3,900,000
Hedged amount of foreign currency denominated loans		$ 800,000
Number of Visa Class B shares sold																												895,000	440,000

Derivatives (Derivatives Associated With Legacy Mortgage Servicing Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Forwards And Futures [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2010 Forwards And Futures [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2011 Interest Rate Swaps And Swaptions [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2010 Interest Rate Swaps And Swaptions [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2011 Mortgage Servicing Rights [Member] Retained Interests Hedging [Member] Hedged Items [Member]		Dec. 31, 2010 Mortgage Servicing Rights [Member] Retained Interests Hedging [Member] Hedged Items [Member]		Dec. 31, 2011 Other Retained Interests [Member] Retained Interests Hedging [Member] Hedged Items [Member]		Dec. 31, 2010 Other Retained Interests [Member] Retained Interests Hedging [Member] Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional								$ 1,781,000	[1],[2]	$ 5,678,000	[1],[2]
Notional, Forwards and Futures				3,295,000	[1],[2]	3,243,000	[1],[2]
Assets								6,886	[1],[2]	36,693	[1],[2]
Assets, Forwards and Futures				32,709	[1],[2]	5,801	[1],[2]
Liabilities								30,582	[1],[2]	18,234	[1],[2]
Liabilities, Forwards and Futures				614	[1],[2]	9,090	[1],[2]
Gains/(Losses)								29,861	[1],[2]	74,804	[1],[2]
Gains/(Losses), Forwards and Futures				35,851	[1],[2]	32,158	[1],[2]
Mortgage servicing rights (Note 6)	144,069	207,319	302,611									140,619	[2],[3]	203,412	[2],[3]
Fair value of retained interests	988,217	769,750														26,106	[2],[4]	35,436	[2],[4]
Gains/(Losses)												$ (27,474)	[2],[3]	$ (18,913)	[2],[3]	$ 2,568	[2],[4]	$ 5,806	[2],[4]

[1]	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.
[2]	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.
[3]	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.
[4]	Assets included in the Trading securities section of the Consolidated Statements of Condition.

Derivatives (Derivatives Associated With Capital Markets Trading Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,484,514	$ 1,666,711
Assets	119,313	67,729
Liabilities	3,275	4,400
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,484,514	1,666,711
Assets	3,275	4,400
Liabilities	119,314	67,729
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	2,270,093	1,609,665
Assets, Forwards and Futures	584	2,598
Liabilities, Forwards and Futures	5,458	4,130
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	2,587,568	1,856,839
Assets, Forwards and Futures	6,440	4,753
Liabilities, Forwards and Futures	$ 1,171	$ 5,380

Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Term Borrowings	$ 2,481,660		$ 3,228,070
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,484,514		1,666,711
Assets	119,313		67,729
Liabilities	3,275		4,400
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,038,500	[1]	1,051,220	[1]
Assets	69,650	[1]	71,289	[1]
Liabilities	474	[1]	535	[1]
Gains/(Losses)	(3,333)	[1]	5,812	[1]
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,484,514		1,666,711
Assets	3,275		4,400
Liabilities	119,314		67,729
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,038,500	[1]	1,051,220	[1]
Assets	474	[1]	535	[1]
Liabilities	71,750	[1]	74,889	[1]
Gains/(Losses)	3,078	[1]	(5,913)	[1]
Interest Rate Swaps [Member] | Debt Hedging [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,604,000	[2]	1,604,000	[2]
Assets	126,968	[2]	109,863	[2]
Gains/(Losses)	29,320	[2]	20,241	[2]
Term Borrowings [Member] | Debt Hedging [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term Borrowings	1,604,000	[2],[3]	1,604,000	[2],[3]
Gains/(Losses) related to term borrowings	$ (29,320)	[2],[4]	$ (20,241)	[2],[4]

[1]	Gains/losses included in the Other expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) (Loan Portfolio Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Hedging Instruments [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 196,250		$ 211,583
Interest Rate Derivative Liabilities at Fair Value	8,809		17,198
Gains/(Losses)	8,389		2,023
Hedged Items [Member] | Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assets, Trust Preferred Loans	196,250	[1],[2]	211,583	[1],[2]
Gains/(Losses)	$ (8,361)	[1],[3]	$ (1,999)	[1],[3]

[1]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[2]	Represents principal balance being hedged.
[3]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Restructuring, Repositioning, And Efficiency (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended						57 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011
Net costs recognized, related to restructuring, repositioning, and efficiency activities			$ 26,900,000		$ 17,200,000		$ 51,900,000
Exit costs			18,600,000		9,500,000		12,400,000
Goodwill, impairment	10,100,000	3,300,000	10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]
Gain (loss) on divestitures							9,200,000
Contract cancellation charge			9,000,000				13,400,000
Other asset impairment charges					4,100,000				40,492,000
FTN Equity Capital Markets [Member]
Goodwill, impairment		3,300,000			3,300,000		14,300,000
First Horizon Msaver, Inc. [Member]
Gain on divestiture reflected in Income/(loss) from discontinued operations, net of tax			9,400,000
Atlanta Insurance Business Sale [Member]
Goodwill, impairment							2,300,000
Expense [Member]
Severance and other employee costs			16,614,000		5,638,000		5,612,000
Other asset impairment charges					$ 267,000		$ 10,124,000

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	57 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Expense [Member]	Dec. 31, 2010 Expense [Member]	Dec. 31, 2009 Expense [Member]	Dec. 31, 2011 Liability [Member]	Dec. 31, 2010 Liability [Member]	Dec. 31, 2009 Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and repositioning reserve balance, Beginning balance						$ 9,108	$ 15,903	$ 24,167
Severance and other employee related costs			16,614	5,638	5,612
Severance and other employee cost reserve						16,614	5,638	5,612
Facility consolidation costs	2,300		1,909	2,348	6,511
Reserve for facility consolidation costs						1,909	2,348	6,511
Other exit costs, professional fees, and other		19,054	108	1,468	322
Other exit costs, professional fees, and other						108	1,468	322
Total accrual expense			18,631	9,454	12,445
Total accrued						27,739	25,357	36,612
Payments related to: Severance and other employee costs						11,464	8,440	9,840
Payments related to: Facility consolidation costs						2,457	3,939	8,868
Payments related to: Other exit costs, professional fees, and other						111	1,394	874
Accrual reversals						1,681	2,476	1,127
Restructuring and repositioning reserve balance, Ending balance						12,026	9,108	15,903
Mortgage banking expense on servicing sales				1,532	548
(Gains)/losses on divestitures		1,147	(11,361)		9,183
Impairment of premises and equipment		22,375	478	4,086	2,873
Impairment of intangible assets		48,231	10,100	3,348	16,753
Impairment of other assets	4,100	40,492		267	10,124
Other		7,574	9,040	(1,466)
Total other restructuring and repositioning expense			8,257	7,767	39,481
Total restructuring and repositioning charges			$ 26,888	$ 17,221	$ 51,926

Restructuring, Repositioning, And Efficiency (Schedule Of Cumulative Restructuring And Related Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	57 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Restructuring, Repositioning, And Efficiency [Abstract]
Severance and other employee related costs		$ 77,796
Facility consolidation costs		40,650
Other exit costs, professional fees, and other		19,054
Loan portfolio divestiture		7,672
Mortgage banking expense on servicing sales		21,175
Net loss on divestitures		1,147
Impairment of premises and equipment		22,375
Impairment of intangible assets		48,231
Impairment of other assets	4,100	40,492
Other		7,574
Total restructuring and repositioning charges incurred to date as of December 31, 2011		$ 286,166

Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Interest-bearing cash	$ 452,856		$ 517,739
Securities available for sale	3,066,272	[1]	3,031,930	[2]
Allowance for loan losses	(384,351)	[3],[4]	(664,799)	[3],[4]	(896,914)	[3],[4]	(849,210)
Other assets	2,151,656		2,121,506
Total assets	24,789,384		24,698,952
Other short-term borrowings	172,550		180,735
Term borrowings	2,481,660		3,228,070
Total liabilities	22,104,747		22,020,947
Total equity	2,684,637		2,678,005		3,302,468		3,574,632
Total liabilities and equity	24,789,384		24,698,952
FHN [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	16,816		219,287
Interest-bearing cash	165,000		112,896
Securities available for sale	6,726		6,901
Notes receivable	3,700		3,700
Allowance for loan losses	(3,700)		(823)
Investment in Bank Subsidiary	3,268,359		3,203,991
Investment in Non-bank subsidiaries	17,476		20,042
Other assets	208,613		187,247
Total assets	3,682,990		3,753,241
Other short-term borrowings	28,100		4,800
Accrued employee benefits and other liabilities	121,599		141,605
Term borrowings	848,654		928,831
Total liabilities	998,353		1,075,236
Total equity	2,684,637		2,678,005
Total liabilities and equity	$ 3,682,990		$ 3,753,241

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[3]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[4]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Parent Company Financial Information (Schedule Of Condensed Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Other Income	$ 117,838	$ 133,379	$ 149,262
Total income	1,442,843	1,393,563	1,130,865
Provision for loan losses	44,000	270,000	880,000
Interest expense, Short-term debt	5,838	7,435	12,955
Interest expense, Term borrowings	38,508	32,163	50,183
Total interest expense	131,605	149,448	216,471
Compensation, employee benefits and other expense	610,225	672,007	755,167
Income/(loss) before income taxes	149,848	51,753	(405,948)
Income tax benefit	15,836	(21,182)	(170,716)
Net income/(loss) attributable to the controlling interest	131,196	50,201	(269,837)
FHN [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank	100,000	300,000
Dividends from non-bank subsidiaries	907	1,531	1,261
Total dividend income	100,907	301,531	1,261
Interest income	176	340	570
Other Income	6,392	1,761	1,494
Total income	107,475	303,632	3,325
Provision for loan losses	2,877		823
Interest expense, Short-term debt	283	290	298
Interest expense, Term borrowings	22,626	11,713	12,166
Total interest expense	22,909	12,003	12,464
Compensation, employee benefits and other expense	36,053	33,476	33,398
Total expenses	61,839	45,479	46,685
Income/(loss) before income taxes	45,636	258,153	(43,360)
Income tax benefit	(21,127)	(13,078)	(20,514)
Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Equity in undistributed net income/(loss) of banking subsidiaries	64,113	(220,800)	(247,205)
Equity in undistributed net income/(loss) of non-banking subsidiaries	320	(230)	214
Net income/(loss) attributable to the controlling interest	$ 131,196	$ 50,201	$ (269,837)

Parent Company Financial Information (Schedule Of Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 131,196	$ 50,201	$ (269,837)
Deferred income tax provision/(benefit)	39,100
Stock-based compensation expense	14,173	11,987	8,969
Net (increase)/decrease in interest receivable and other assets	(57,588)	1,258	(236,516)
Net decrease in interest payable and other liabilities	(253,820)	(166,797)	(175,965)
Total adjustments	(98,657)	706,471	1,042,707
Net cash provided/(used) by operating activities	43,973	768,074	784,272
Sales and prepayments	495,095	528,767	18,943
Purchases	(1,276,125)	(1,954,858)	(287,464)
Decrease/(increase) in interest-bearing cash	64,883	21,561	(331,508)
Net cash provided/(used) by investing activities	166,989	622,227	2,443,517
Cash dividends		(47,780)	(43,447)
Exercise of stock options		93	3
Proceeds from issuance of common stock		263,103
Cash dividends	(7,944)
Repurchase of shares	(45,111)	(1,345)	(392)
Proceeds from issuance of long-term debt	15,301	496,345
Repayment of term borrowings	(695,936)	(288,260)	(1,600,613)
(Decrease)/increase in short-term borrowings	(236,041)	(1,340,468)	(2,394,657)
Net cash (used)/provided by financing activities	(151,481)	(1,540,122)	(3,633,974)
Net increase/(decrease) in cash and cash equivalents	59,481	(149,821)	(406,185)
Cash and cash equivalents at beginning of period	768,774	918,595	1,324,780
Cash and cash equivalents at end of period	828,255	768,774	918,595
Total interest paid	138,925	155,493	246,832
Total income taxes paid	16,399	2,100	109,242
FHN [Member]
Net income/(loss)	131,196	50,201	(269,837)
Less undistributed net loss of subsidiaries	64,433	(221,030)	(246,991)
Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Deferred income tax provision/(benefit)			764
Depreciation, amortization, and other	4,396	4,201	5,131
Stock-based compensation expense	12,996	6,797	5,821
Net (increase)/decrease in interest receivable and other assets	(12,999)	26,439	(2,962)
Net decrease in interest payable and other liabilities	(7,993)	155	(507)
Total adjustments	(3,600)	37,592	8,247
Net cash provided/(used) by operating activities	63,163	308,823	(14,599)
Sales and prepayments	699	20
Purchases	(149)	(410)	(3,000)
Decrease/(increase) in interest-bearing cash	(52,104)	48,103	79,963
Return on investment in subsidiary	2,170	49	700
Net cash provided/(used) by investing activities	(49,384)	47,762	77,663
Repayment of preferred equity - CPP		(866,540)
Cash dividends		(47,780)	(43,447)
Repurchase of common stock warrants- CPP	(79,700)
Exercise of stock options		93	3
Proceeds from issuance of common stock		263,103
Cash dividends	(7,944)
Repurchase of shares	(45,111)	(1,345)	(392)
Proceeds from issuance of long-term debt		496,345
Repayment of term borrowings	(103,093)
(Decrease)/increase in short-term borrowings	23,300	1,000	(13,030)
Repayment of advance from subsidiary	(3,700)
Other	(2)	(1)	80
Net cash (used)/provided by financing activities	(216,250)	(155,125)	(56,786)
Net increase/(decrease) in cash and cash equivalents	(202,471)	201,460	6,278
Cash and cash equivalents at beginning of period	219,287	17,827	11,549
Cash and cash equivalents at end of period	16,816	219,287	17,827
Total interest paid	26,517	10,966	12,246
Total income taxes paid	$ 4,998	$ 1,713	$ 99,090